UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)

480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006

Registrant’s telephone number, including area code: (248) 647-9200

Date of fiscal year end: June 30

Date of reporting period: December 31, 2003

Management’s Discussion of Fund Performance
Munder Balanced Fund
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder Emerging Markets Fund
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes — Capital Stock Activity
Statements of Changes — Capital Stock Activity
Financial Highlights
Financial Highlights
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder Intermediate Bond Fund
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder International Bond Fund
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder International Equity Fund
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Management’s Discussion of Fund Performance
Munder International Growth Fund
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder Large-Cap Value Fund
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Management’s Discussion of Fund Performance
Munder Micro-Cap Equity Fund
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder MidCap Select Fund
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Management’s Discussion of Fund Performance
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder Power Plus Fund
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder Small Company Growth Fund
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder Small-Cap Value Fund
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Management’s Discussion of Fund Performance
Munder Tax-Free Bond Fund
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statement of Changes — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Management’s Discussion of Fund Performance
Munder Tax-Free Short & Intermediate Bond Fund
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Management’s Discussion of Fund Performance
Munder U.S. Government Income Fund
Portfolio of Investments
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Certifications Required by Rule 30a-2(a)
Certifications Required by Rule 30a-2(b)

Item 1: Reports to Shareholders

SEMI-ANNUAL REPORT
December 31, 2003
Munder Balanced Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return. In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
22	Statement of Assets and Liabilities
24	Statement of Operations
25	Statements of Changes in Net Assets
26	Statements of Changes in Net Assets — Capital Stock Activity
28	Financial Highlights
33	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

MUNDER BALANCED FUND

Fund Manager: The Munder Balanced Fund Team

    The Fund earned a return of 10.98% for the six months ended December 31, 2003, relative to the 9.63% return for a 60%/40% blend of the Russell 3000 Index and the Lehman Brothers Intermediate Government/ Credit Index and the 9.44% median return for the Lipper universe of balanced mutual funds. As of December 31, the asset allocation was 65% equities and 35% fixed income and cash equivalents.

    The Munder Balanced Fund is a diversified portfolio with equity holdings ranging from large company to small company stocks. The equity styles represented in the Fund include both growth and value. Growth stocks are those selected largely because of anticipated growth in earnings. Value stocks tend to be stocks whose characteristics include relative valuation below that of the market. The Fund also holds equity real estate investment trusts or REITs. An equity REIT is a corporation or trust that uses the pooled capital of many investors to purchase and manage income property. The fixed income portion of the Fund includes bonds from the corporate, government and mortgage-related sectors of the market.

    All of the equity segments of the Fund had positive and double-digit returns for the six months ended December 31. The strongest absolute returns came from the REIT, small-cap growth and mid-cap holdings, all generating returns in excess of 20%. Taking sector weightings into account, the largest contributions to returns for the six-month period came from the Fund’s multi-cap value, large-cap growth, multi-cap growth and mid-cap holdings. The fixed income market was relatively flat for the six-month period, and the Fund’s fixed income holdings had a relatively neutral impact on returns.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 3000 Index is an unmanaged index that measures the 3,000 largest publicly traded securities. The Lehman Brothers Intermediate Government/ Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which includes all publicly issued debt of the U.S. government or any agency

ii

thereof, quasi-federal corporations and corporate debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which includes all public, fixed-rate, non-convertible, investment-grade, domestic, corporate debt, excluding collateralized mortgage obligations. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of balanced mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

iii

[This Page Intentionally Left Blank]

iv

Munder Balanced Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Shares		Value

COMMON STOCKS — 64.9%
Aerospace & Defense — 1.3%
3,700	Engineered Support Systems, Inc.	$204,233
11,100	L-3 Communications Holdings, Inc.†	570,096
9,500	United Defense Industries, Inc.†	302,860
5,250	United Technologies Corporation	497,542

		1,574,731

Airlines — 0.1%
3,700	Ryanair Holdings PLC, ADR†	187,368

Air Freight & Logistics — 0.3%
7,500	J.B. Hunt Transport Services, Inc.†	204,251
3,600	UTI Worldwide, Inc.	136,548

		340,799

Auto Components — 0.7%
4,000	American Axle & Manufacturing Holdings, Inc.†	161,680
6,000	Lear Corporation	367,980
3,800	Magna International, Inc., Class A	304,190

		833,850

Beverages — 1.2%
3,245	Anheuser-Busch Companies, Inc.	170,947
31,100	Constellation Brands, Inc., Class A†	1,024,123
8,200	Cott Corporation†	229,682

		1,424,752

Biotechnology — 0.6%
4,350	Amgen, Inc.†	268,830
2,900	Gilead Sciences, Inc.†	168,606
3,100	Invitrogen Corporation†	217,000
6,250	Serologicals Corporation†	116,250

		770,686

Building Products — 0.4%
11,500	Masco Corporation	315,215
450	Trex Company, Inc.†	17,091
4,835	Universal Forest Products, Inc.	155,590

		487,896

See Notes to Financial Statements.

1

Munder Balanced Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Capital Markets — 2.5%
6,450	Affiliated Managers Group, Inc.†	$448,855
39,800	Ameritrade Holding Corporation†	559,986
19,100	E*TRADE Financial Corporation†	241,615
3,900	Goldman Sachs Group, Inc.	385,047
13,900	Investors Financial Services Corporation	533,899
7,600	J. P. Morgan Chase & Company	279,148
7,330	Lehman Brothers Holdings, Inc.	566,023
4,400	MCG Capital Corporation	85,800

		3,100,373

Chemicals — 1.6%
4,900	Airgas, Inc.	105,252
11,900	Minerals Technologies, Inc.	705,075
3,000	PPG Industries, Inc.	192,060
15,000	Praxair, Inc.	573,000
5,890	The Scotts Company, Class A†	348,452

		1,923,839

Commercial Banks — 2.1%
6,000	Bank of America Corporation	482,580
3,400	Prosperity Bancshares, Inc.	76,568
1,700	Southwest Bancorporation of Texas, Inc.	66,045
16,800	U.S. Bancorp	500,304
9,800	UCBH Holdings, Inc.	381,906
4,900	Wachovia Corporation	228,291
8,200	Wells Fargo & Company	482,898
1,800	Wintrust Financial Corporation	81,180
5,250	Zions Bancorporation	321,982

		2,621,754

Commercial Services & Supplies — 2.2%
5,950	Apollo Group, Inc., Class A†	404,600
8,800	ARAMARK Corporation, Class B	241,296
2,400	Bright Horizons Family Solutions, Inc.†	100,800
5,100	Career Education Corporation†	204,357
10,250	Corinthian Colleges, Inc.†	569,490
9,050	Corporate Executive Board Company†	422,363
14,400	Education Management Corporation†	446,976

See Notes to Financial Statements.

2

Shares		Value

Commercial Services & Supplies (Continued)
3,900	Stericycle, Inc.†	$182,130
4,800	Tetra Tech, Inc.†	119,328

		2,691,340

Communications Equipment — 2.1%
7,300	Alvarion, Ltd.†	84,315
1,100	Avocent Corporation†	40,172
30,350	Cisco Systems, Inc.†	737,202
7,100	Comverse Technology, Inc.†	124,889
17,800	Corning, Inc.†	185,654
34,900	JDS Uniphase Corporation†	127,385
2,200	Netopia, Inc.†	32,076
1,200	NICE Systems Ltd., ADR†	30,420
25,700	Nokia Corporation, ADR	436,900
25,600	Nortel Networks Corporation†	108,288
2,500	Performance Technologies, Inc.†	35,625
16,200	Sonus Networks, Inc.†	122,472
15,660	UTStarcom, Inc.†	580,516

		2,645,914

Computers & Peripherals — 1.3%
1,800	Avid Technology, Inc.†	86,400
4,700	Dell, Inc.†	159,612
4,600	Dot Hill Systems Corporation†	69,690
14,998	Hewlett-Packard Company	344,504
402	Intergraph Corporation†	9,616
4,850	International Business Machines Corporation	449,498
3,600	Komag, Inc.†	52,668
6,150	Lexmark International, Inc., Class A†	483,636

		1,655,624

Construction & Engineering — 0.2%
5,300	Jacobs Engineering Group, Inc.†	254,453

Consumer Finance — 0.6%
950	AmeriCredit Corporation†	15,134
4,850	Capital One Financial Corporation	297,256
6,000	Cash America International, Inc.	127,080
13,200	MBNA Corporation	328,020

		767,490

See Notes to Financial Statements.

3

Munder Balanced Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Diversified Financial Services — 1.1%
9,950	CIT Group, Inc.	$357,703
19,763	Citigroup, Inc.	959,296

		1,316,999

Diversified Telecommunication Services — 1.1%
11,500	ALLTEL Corporation	535,670
9,000	AT&T Corporation	182,700
21,600	SBC Communications, Inc.	563,112
3,200	Talk America Holdings, Inc.†	36,864

		1,318,346

Electric Utilities — 0.5%
1,500	Dominion Resources, Inc.	95,745
3,650	Edison International	80,045
1,300	Entergy Corporation	74,269
2,250	Exelon Corporation	149,310
1,300	FPL Group, Inc.	85,046
1,400	Progress Energy, Inc.	63,364
1,200	Public Service Enterprise Group, Inc.	52,560

		600,339

Electrical Equipment — 0.6%
7,550	American Power Conversion Corporation	184,598
6,050	Cooper Industries, Ltd, Class A	350,476
6,150	Rockwell Automation, Inc.	218,940

		754,014

Electronic Equipment & Instruments — 0.4%
11,100	Lexar Media, Inc.†	193,473
1,050	ScanSource, Inc.†	47,901
2,200	Sypris Solutions, Inc.	36,982
4,700	Tech Data Corporation†	186,543
3,300	TTM Technologies, Inc.†	55,704

		520,603

Energy Equipment & Services — 0.8%
11,000	ENSCO International, Inc.	298,870
3,900	FMC Technologies, Inc.†	90,870
6,500	Noble Corporation†	232,570
4,200	Patterson-UTI Energy, Inc.†	138,264

See Notes to Financial Statements.

4

Shares		Value

Energy Equipment & Services (Continued)
3,700	Precision Drilling Corporation†	$161,616
4,800	Willbros Group, Inc.†	57,696

		979,886

Food & Staples Retailing — 1.3%
3,800	Performance Food Group Company††	137,446
12,000	SUPERVALU, INC.	343,080
6,895	SYSCO Corporation	256,701
1,800	United Natural Foods, Inc.†	64,638
13,135	Wal-Mart Stores, Inc.	696,812
4,200	Walgreen Company	152,796

		1,651,473

Food Products — 0.2%
7,700	Flowers Foods, Inc.†	198,660

Gas Utilities — 0.1%
3,000	Kinder Morgan, Inc.	177,300

Health Care Equipment & Supplies — 0.9%
6,000	ALARIS Medical Systems, Inc.†	91,260
7,200	Fisher Scientific International, Inc.†	297,864
3,600	Inamed Corporation†	173,016
3,750	Medtronic, Inc.	182,380
2,700	Orthofix International N.V.†	132,246
3,500	ResMed, Inc.†	145,390
1,900	VISX, Inc.†	43,985

		1,066,141

Health Care Providers & Services — 5.4%
2,450	Accredo Health, Inc.†	77,445
7,400	AdvancePCS†	389,684
3,100	AmerisourceBergen Corporation	174,065
6,596	Anthem, Inc.†	494,700
7,900	Coventry Health Care, Inc.†	509,471
5,000	Davita, Inc.†	195,000
3,250	eResearch Technology, Inc.†	82,615
4,900	Express Scripts, Inc., Class A†	325,507
8,400	HCA, Inc.	360,864
17,345	Health Management Associates, Inc., Class A	416,280
5,100	Health Net, Inc.†	166,770
7,600	Mid Atlantic Medical Services, Inc.†	492,480

See Notes to Financial Statements.

5

Munder Balanced Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
3,000	MIM Corporation†	$21,090
16,512	Odyssey Healthcare, Inc.†	483,141
10,400	Omnicare, Inc.	420,056
4,250	Option Care, Inc.†	45,390
2,300	Oxford Health Plans, Inc.†	100,050
1,900	Patterson Dental Company†	121,904
1,200	Quest Diagnostics, Inc.†	87,732
19,200	Select Medical Corporation†	312,576
9,650	UnitedHealth Group, Inc.	561,437
9,700	VCA Antech, Inc.†	300,506
5,700	Wellpoint Health Networks, Inc.†	552,843

		6,691,606

Hotels, Restaurants & Leisure — 1.7%
5,400	Applebee’s International, Inc.	212,058
3,875	Ashford Hospitality Trust†	36,386
8,300	Carnival Corporation	329,759
5,300	CBRL Group, Inc.	202,778
9,450	Harrah’s Entertainment, Inc.	470,326
12,400	International Game Technology	442,680
1,600	Panera Bread Company, Class A†	63,248
4,000	Penn National Gaming, Inc.†	92,320
4,100	Ruby Tuesday, Inc.	116,809
2,200	Shuffle Master, Inc.†	76,164
250	Starwood Hotels & Resorts Worldwide, Inc.	8,993

		2,051,521

Household Durables — 2.1%
7,700	Centex Corporation	828,905
8,700	D.R. Horton, Inc.	376,362
2,700	KB Home	195,804
2,100	Lennar Corporation, Class A	201,600
210	Lennar Corporation, Class B	19,194
700	NVR, Inc.†	326,200
2,100	Pulte Homes, Inc.	196,602
3,200	The Ryland Group, Inc.	283,648
3,100	Toll Brothers, Inc.†	123,256
1,400	Toro Company	64,960

		2,616,531

See Notes to Financial Statements.

6

Shares		Value

Household Products — 0.7%
4,200	Kimberly-Clark Corporation	$248,178
12,200	The Dial Corporation	347,334
2,850	The Procter & Gamble Company	284,658

		880,170

Industrial Conglomerates — 1.6%
13,100	ALLETE, Inc.	400,860
3,140	Carlisle Companies, Inc.	191,101
25,285	General Electric Company	783,329
21,100	Tyco International Ltd.	559,150

		1,934,440

Information Technology Services — 1.5%
7,400	Alliance Data Systems Corporation†	204,832
10,070	Accenture Ltd., Class A†	265,042
10,110	Affiliated Computer Services, Inc., Class A†	550,591
5,350	CACI International, Inc.†	260,117
9,350	Cognizant Technology Solutions Corporation†	426,734
11,400	Lionbridge Technologies, Inc.†	109,554
3,100	ManTech International Corporation, Class A†	77,345

		1,894,215

Insurance — 2.6%
17,100	ACE Ltd.	708,282
10,750	AFLAC, Inc.	388,935
8,800	Ambac Financial Group, Inc.	610,632
6,625	American International Group, Inc.	439,105
2,500	FPIC Insurance Group, Inc.†	62,725
14,550	Old Republic International Corporation	368,988
7,750	Prudential Financial, Inc.	323,717
2,500	RenaissanceRe Holdings Ltd.	122,625
4,100	Scottish Re Group Ltd.	85,198
2,000	Triad Guaranty, Inc.†	100,700

		3,210,907

Internet & Catalog Retail — 0.3%
3,200	eBay, Inc.†	206,688
1,800	Netflix, Inc.†	98,442
3,500	School Specialty, Inc.†	119,035

		424,165

See Notes to Financial Statements.

7

Munder Balanced Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Internet Software & Services — 0.9%
6,100	aQuantive, Inc.†	$62,525
9,100	Autobytel, Inc.†	82,628
3,900	Bankrate, Inc.†	48,282
6,600	Digital Insight Corporation†	164,340
1,500	j2 Global Communications, Inc.†	37,155
9,900	United Online, Inc.†	166,221
14,100	ValueClick, Inc.†	128,028
28,000	VeriSign, Inc.†	456,400

		1,145,579

Leisure Equipment & Products — 0.1%
2,650	Leapfrog Enterprises, Inc.†	70,305

Machinery — 1.0%
3,400	Actuant Corporation, Class A†	123,080
4,100	ITT Industries, Inc.	304,261
9,500	Oshkosh Truck Corporation	484,785
5,700	SPX Corporation†	335,217

		1,247,343

Media — 1.0%
2,250	ADVO, Inc.	71,460
9,550	Clear Channel Communications, Inc.†	447,227
19,100	Comcast Corporation, Class A Special†	597,448
2,400	Getty Images, Inc.†	120,312

		1,236,447

Metals & Mining — 0.4%
8,500	Alcoa, Inc.	323,000
12,200	NN, Inc.	153,598

		476,598

Multiline Retail — 0.3%
6,700	Federated Department Stores, Inc.†	315,771

Multi-Utilities & Unregulated Power — 0.2%
3,000	Duke Energy Corporation	61,350
3,350	Equitable Resources, Inc.	143,782

		205,132

See Notes to Financial Statements.

8

Shares		Value

Oil & Gas — 1.5%
4,665	Apache Corporation	$378,331
8,500	Chesapeake Energy Corporation	115,430
5,500	ChevronTexaco Corporation	475,145
6,400	Denbury Resources, Inc.†	89,024
15,100	Exxon Mobil Corporation	619,100
4,800	Pioneer Natural Resources Company†	153,264

		1,830,294

Personal Products — 0.4%
4,950	Alberto-Culver Company, Class B	312,246
2,850	Avon Products, Inc.	192,347

		504,593

Pharmaceuticals — 2.3%
3,800	Eon Labs, Inc.†	193,610
9,700	Johnson & Johnson	501,102
4,100	Merck & Company, Inc.	189,420
43,300	Pfizer, Inc.	1,529,789
3,900	SICOR, Inc.†	106,080
3,100	Taro Pharmaceutical Industries Ltd.†	199,950
2,700	Wyeth	114,615

		2,834,566

Real Estate — 4.5%
1,525	AMB Property Corporation	50,142
2,025	American Financial Realty Trust	34,526
6,475	AmeriVest Properties, Inc.	46,490
1,400	Apartment Investment & Management Company, Class A	48,300
3,850	Archstone-Smith Trust	107,723
1,225	Avalon Bay Communities, Inc.	58,555
3,025	Boston Properties, Inc.	145,775
800	Camden Property Trust	35,440
1,125	CarrAmerica Realty Corporation	33,503
1,525	CBL & Associates Properties, Inc.	86,162
475	CenterPoint Properties Trust	35,578
1,175	Chelsea Property Group, Inc.	64,402
2,375	Corporate Office Properties Trust	49,875
8,580	Correctional Properties Trust	247,104
1,950	Crescent Real Estate Equities Company	33,404
3,200	Developers Diversified Realty Corporation	107,424
2,500	Duke Realty Corporation	77,500

See Notes to Financial Statements.

9

Munder Balanced Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Real Estate (Continued)
4,175	Equity Office Properties Trust	$119,614
4,325	Equity One, Inc.	73,006
5,225	Equity Residential	154,190
650	Essex Property Trust, Inc.	41,743
3,600	First Potomac Realty Trust†	67,464
37,750	Friedman, Billings, Ramsey Group, Inc., Class A	871,270
15,825	General Growth Properties, Inc.	439,144
2,475	Health Care REIT, Inc.	89,100
2,550	Heritage Property Investment Trust	72,547
4,325	Hersha Hospitality Trust, Class A	43,682
7,700	Highland Hospitality Corporation†	83,930
250	Hospitality Properties Trust	10,320
8,975	Host Marriott Corporation†	110,572
1,775	iStar Financial, Inc.	69,047
3,000	Kimco Realty Corporation	134,250
2,850	Newcastle Investment Corporation	77,235
3,325	One Liberty Properties, Inc.	66,334
1,400	Pan Pacific Retail Properties, Inc.	66,710
10,875	ProLogis	348,979
1,525	PS Business Parks, Inc.	62,921
2,675	RAIT Investment Trust	68,480
1,275	Reckson Associates Realty Corporation	30,983
1,425	Regency Centers Corporation	56,786
4,275	Simon Property Group, Inc.	198,103
950	SL Green Realty Corporation	38,998
2,250	The Mills Corporation	99,000
2,775	The Rouse Company	130,425
2,200	Town & Country Trust	55,770
3,775	Ventas, Inc.	83,050
7,450	Vornado Realty Trust	407,887
675	Washington Real Estate Investment Trust	19,710
1,500	Weingarten Reality Investors	66,525

		5,519,678

Road & Rail — 0.6%
16,350	Genesee & Wyoming, Inc., Class A†	515,025
5,700	Old Dominion Freight Line, Inc.†	194,256

		709,281

See Notes to Financial Statements.

10

Shares		Value

Semiconductors & Semiconductor Equipment — 2.1%
1,800	ADE Corporation†	$33,336
2,300	Analog Devices, Inc.	104,995
3,700	Artisan Components, Inc.†	75,850
1,500	Cabot Microelectronics Corporation†	73,500
3,500	Conexant Systems, Inc.†	17,395
2,050	DSP Group, Inc.†	51,066
25,310	Intel Corporation	814,982
9,150	Marvell Technology Group Ltd.†	347,059
6,950	Microchip Technology, Inc.	231,852
4,250	Novellus Systems, Inc.†	178,712
7,000	Siliconware Precision Industries Company, ADR†	36,050
20,900	Taiwan Semiconductor Manufacturing Company, Ltd., ADR†	214,016
9,800	Texas Instruments, Inc.	287,924
4,525	White Electronic Designs Corporation†	39,820
3,700	Zoran Corporation†	64,343

		2,570,900

Software — 1.8%
13,300	Check Point Software Technologies Ltd.†	223,706
4,600	Citadel Security Software, Inc.†	17,480
4,400	Electronic Arts, Inc.†	210,232
9,500	Epicor Software Corporation†	121,220
1,525	FactSet Research Systems, Inc.	58,270
1,643	Fair Isaac Corporation	80,770
3,900	Group 1 Software, Inc.†	68,718
1,400	ILOG SA, ADR†	17,220
10,600	Inet Technologies, Inc.†	127,200
450	Kronos, Inc.†	17,824
1,200	Magma Design Automation, Inc.†	28,008
900	Mentor Graphics Corporation†	13,086
1,900	Mercury Interactive Corporation†	92,416
34,440	Microsoft Corporation	948,478
3,200	Symantec Corporation†	110,880
3,700	Witness Systems, Inc.†	34,521

		2,170,029

Specialty Retail — 3.5%
4,700	Advance Auto Parts, Inc.†	382,580
10,800	Bed Bath & Beyond, Inc.†	468,180

See Notes to Financial Statements.

11

Munder Balanced Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Specialty Retail (Continued)
3,500	Best Buy Company, Inc.	$182,840
11,000	Borders Group, Inc.	241,120
8,600	Chico’s FAS, Inc.†	317,770
2,600	Cost Plus, Inc.†	106,600
3,200	Dick’s Sporting Goods, Inc.†	155,712
8,500	Hot Topic, Inc.†	250,410
7,150	Lowe’s Companies, Inc.	396,039
6,200	O’Reilly Automotive, Inc.†	237,832
11,500	PETCO Animal Supplies, Inc.†	350,175
5,100	Regis Corporation	201,552
14,765	Rent-A-Center, Inc.†	441,178
8,000	The Bombay Company, Inc.†	65,120
12,800	The Home Depot, Inc.	454,272
3,100	Tractor Supply Company†	120,559

		4,371,939

Textiles & Apparel — 0.5%
11,300	Coach, Inc.†	426,575
4,600	Liz Claiborne, Inc.	163,116

		589,691

Thrifts & Mortgage Finance — 2.8%
8,600	Countrywide Financial Corporation	652,310
12,600	Doral Financial Corporation	406,728
8,200	Federal Home Loan Mortgage Corporation	478,224
2,350	Federal National Mortgage Association	176,391
8,040	Independence Community Bank Corporation	289,199
9,700	New Century Financial Corporation	384,799
5,800	New York Community Bancorp, Inc.	220,690
12,200	Radian Group, Inc.	594,750
1,900	Sterling Financial Corporation	65,037
3,000	Washington Mutual, Inc.	120,360

		3,388,488

Water Utilities — 0.1%
6,875	Philadelphia Suburban Corporation	151,938

See Notes to Financial Statements.

12

Shares		Value

Wireless Telecommunication Services — 0.8%
7,200	America Movil SA de CV, Series L, ADR	$196,848
2,600	Mobile Telesystems, ADR	215,280
7,300	Nextel Communications, Inc., Class A†	204,020
8,900	Nextel Partners, Inc., Class A†	119,705
2,700	Vimpel Communications, ADR†	198,450

		934,303

TOTAL COMMON STOCKS
(Cost $62,603,224)		79,841,060

INVESTMENT COMPANY SECURITIES — 0.1%
(Cost $113,602)
1,100	iShares Russell 2000 Index Fund	121,880

WARRANTS — 0.0%
(Cost $0)
Commercial Services & Supplies — 0.0%
178	American Banknote Corporation, expires 10/01/07 (exercise price: $10.00)†	0

Principal
Amount

ASSET-BACKED SECURITIES — 2.5%
Auto Loan — 0.1%
$138,500	WFS Financial Owner Trust, 7.410% due 09/20/2007	140,283

Credit Card — 1.5%
900,000	Capital One Master Trust, Series 2001-8A, Class A, 4.600% due 08/17/2009	944,657
275,000	Capital One Multi-Asset Execution Trust, 6.000% due 08/15/2013	285,098
575,000	Discover Card Master Trust I, Series 1999-6, Class A, 6.850% due 07/17/2007	606,426

		1,836,181

See Notes to Financial Statements.

13

Munder Balanced Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Principal
Amount		Value

ASSET-BACKED SECURITIES (Continued)
Utilities — 0.9%
$430,000	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	$462,176
553,096	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	595,440

		1,057,616

TOTAL ASSET-BACKED SECURITIES
(Cost $2,911,611)		3,034,080

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
Financials — 1.7%
382,912	DLJ Commercial Mortgage Corporation, Series 2000, Class A1A, 6.930% due 08/10/2009	416,402
450,000	GMAC Commercial Mortgage Securities, Inc., 5.023% due 10/04/2040	454,609
1,000,000	First Union National Bank Commercial Mortgage, Series 1999-C4, Class A2, 7.390% due 12/15/2031	1,158,564

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,903,285)		2,029,575

CORPORATE BONDS AND NOTES — 11.4%
Finance — 5.8%
450,000	American Express Credit Corporation, 3.000% due 05/16/2008	440,403
500,000	Block Financial Corporation, 8.500% due 04/15/2007	577,444
132,800	Chevron Corporation Profit Sharing, 8.110% due 12/01/2004	136,617
400,000	EOP Operating Limited Partnership, 7.875% due 07/15/2031	468,324
	Ford Motor Credit Company:
150,000	6.875% due 02/01/2006	160,096
150,000	7.000% due 10/01/2013	158,202
500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	587,419
260,000	General Motors Acceptance Corporation, MTN, 6.750% due 01/15/2006	279,123

See Notes to Financial Statements.

14

Principal
Amount		Value

Finance (Continued)
$235,000	Goldman Sachs Group, Inc., 6.875% due 01/15/2011	$266,868
375,000	International Lease Finance Corporation, 5.875% due 05/01/2013	395,081
510,000	Landesbank Baden-Wurttemberg, MTN, 6.350% due 04/01/2012	562,022
350,000	National Rural Utilities Cooperative Finance Corporation, 6.000% due 05/15/2006	377,446
	SLM Corporation:
250,000	1.350% due 09/15/2005†††	250,668
300,000	5.125% due 08/27/2012	304,491
300,000	Sovereign Bank, 4.375% due 08/01/2013**	302,180
600,000	TIAA Global Markets, Inc., 144A, 3.875% due 01/22/2008††	609,886
650,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	711,327
350,000	U.S. Bank of N.A., 6.375% due 08/01/2011	390,238
150,000	Wachovia Bank, N.A, 7.800% due 08/18/2010	180,971

		7,158,806

Industrial — 5.2%
150,000	AT&T Wireless Services, Inc., 7.875% due 03/01/2011	173,572
750,000	Clorox Company, 6.125% due 02/01/2011	833,999
325,000	Comcast Cable Communications, 7.125% due 06/15/2013***	370,662
300,000	Conocophillips, 3.625% due 10/15/2007	302,432
315,000	Devon Financing Corporation ULC, 6.875% due 09/30/2011	357,186
550,000	Diageo Capital Plc, 3.500% due 11/19/2007	554,741
455,000	Dover Corporation, 6.450% due 11/15/2005	490,934
400,000	First Data Corporation, 4.700% due 11/01/2006	421,779

See Notes to Financial Statements.

15

Munder Balanced Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Industrial (Continued)
$205,000	International Paper Company, 6.750% due 09/01/2011	$227,914
575,000	Leggett & Platt, Inc., 7.650% due 02/15/2005	613,654
250,000	Pemex Finance Ltd., 9.690% due 08/15/2009***	293,750
275,000	Safeway, Inc., 4.125% due 11/01/2008	273,796
200,000	Target Corporation, 7.500% due 08/15/2010	237,167
425,000	Unilever Capital Corporation, 7.125% due 11/01/2010	494,106
200,000	Valero Energy Corporation, 6.875% due 04/15/2012	221,320
500,000	Wal-Mart Stores, Inc., 4.375% due 07/12/2007	524,453

		6,391,465

Real Estate — 0.3%
290,000	The Rouse Company, 5.375% due 11/26/2013	288,481

Transportation — 0.1%
479,158	United Airlines, Inc., 8.030% due 07/01/2011***, (a)	114,998

TOTAL CORPORATE BONDS AND NOTES
(Cost $13,761,261)		13,953,750

Principal
Amount

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.8%
Federal Home Loan Bank (FHLB) — 1.3%
	FHLB:
$500,000	4.500% due 11/15/2012	497,938
490,000	5.750% due 05/15/2012	533,687
500,000	6.500% due 11/15/2005	542,439

		1,574,064

See Notes to Financial Statements.

16

Principal
Amount		Value

Federal Home Loan Mortgage Corporation (FHLMC) — 2.5%
	FHLMC:
$450,000	3.500% due 09/15/2007	$457,771
600,000	4.500% due 07/23/2007	609,452
1,100,000	5.625% due 03/15/2011	1,195,422
750,000	6.250% due 03/05/2012	804,889

		3,067,534

Federal National Mortgage Association (FNMA) — 2.2%
	FNMA:
250,000	2.125% due 04/15/2006	249,901
1,000,000	4.250% due 07/15/2007	1,044,387
1,000,000	5.250% due 01/15/2009	1,076,242
320,000	6.125% due 03/15/2012	356,408

		2,726,938

Government Agency Debentures — 0.8%
400,000	Financing Corporation, 10.700% due 10/06/2017	622,341
400,000	Tennessee Valley Authority, 6.375% due 06/15/2005	426,272

		1,048,613

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $8,349,912)		8,417,149

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 4.8%
Collateralized Mortgage Obligations (CMO) — 3.1%
	FHLMC:
976,240	Series 1737, Class H, 6.000% due 01/15/2023	998,711
444,059	Series 2091, Class PP, 6.000% due 02/15/2027	453,669
27,531	Series 1702A, Class PD, 6.500% due 04/15/2022	27,511
	FNMA:
660,920	Series 1994-23, Class PE, 6.000% due 08/25/2022	673,662

See Notes to Financial Statements.

17

Munder Balanced Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Principal
Amount		Value

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Continued)
Collateralized Mortgage Obligations (CMO) (Continued)
$485,478	FNMA, Series 1998-61, Class PK, 6.000% due 12/25/2026	$494,636
1,000,000	GNMA, Series 2002-9, Class B, 5.881% due 03/16/2024	1,087,530

		3,735,719

Federal Home Loan Mortgage Corporation (FHLMC) — 0.0%#
15,707	FHLMC, Pool #E62394, 7.500% due 09/01/2010	16,560

Federal National Mortgage Association (FNMA) — 1.7%
	FNMA:
667,407	Pool #737646, 3.144% due 09/01/2033†††	670,853
321,868	Pool #386314, 3.790% due 07/01/2013	305,331
221,864	Pool #323406, 5.995% due 11/01/2008	242,119
658,564	Pool #380709, 6.080% due 10/01/2008	718,129
33,538	Pool #303105, 11.000% due 11/01/2020	37,942
106,625	Pool #100081, 11.500% due 08/20/2016	121,390

		2,095,764

Government National Mortgage Association (GNMA) — 0.0%#
28,528	GNMA, Pool #780584, 7.000% due 06/15/2027	30,527

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(Cost $5,753,795)		5,878,570

U.S. TREASURY OBLIGATIONS — 5.3%
U.S. Treasury Notes — 5.3%
275,000	2.250% due 07/31/2004	276,901
2,500,000	3.000% due 01/31/2004	2,503,905
1,000,000	3.250% due 08/15/2008	1,006,094
1,375,584	3.625% due 01/15/2008, TIPS	1,521,311
75,000	4.000% due 11/15/2012	74,279
490,000	4.250% due 08/15/2013	490,613

See Notes to Financial Statements.

18

Principal
Amount		Value

U.S. Treasury Notes (Continued)
$275,000	4.625% due 05/15/2006	$291,457
55,000	4.750% due 11/15/2008	58,880
325,000	5.250% due 05/15/2004	330,078

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,510,530)		6,553,518

REPURCHASE AGREEMENT — 3.1%
(Cost $3,871,000)
3,871,000	Agreement with State Street Bank and Trust Company, 0.780% dated 12/31/2003, to be repurchased at $3,871,168 on 01/02/2004, collateralized by $3,795,000 FHLMC, 3.875% maturing 02/15/2005 (value $3,951,358)	3,871,000

See Notes to Financial Statements.

19

Munder Balanced Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Value

OTHER INVESTMENTS*
(Cost $12,118,306)	9.9%	$12,118,306

TOTAL INVESTMENTS
(Cost $117,896,526)	110.5%	135,818,888
OTHER ASSETS AND LIABILITIES (Net)	(10.5)	(12,864,646)

NET ASSETS	100.0%	$122,954,242

*	As of December 31, 2003, the market value of the securities on loan is $11,818,701. Collateral received for securities loaned of $12,118,306 is invested in 12,118,306 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

**	Interest rate shown reflects the rate currently in effect through August 18, 2008. Thereafter, interest rate will be variable.

***	Fair valued security as of December 31, 2003 (see Notes to Financial Statements, Note 2).

†	Non-income producing security.

††	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

†††	Variable rate security. The interest rate shown reflects the rate currently in effect.

#	Amount represents less than 0.1% of net assets.

(a)	Security in default as of December 31, 2003.

ABBREVIATIONS:

ADR — American Depositary Receipt
MTN — Medium Term Note
TIPS — Treasury Inflation-Protected Security

See Notes to Financial Statements.

20

[This Page Intentionally Left Blank]

21

Munder Balanced Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedules:
Securities (including $11,818,701 of securities on loan)	$131,947,888
Repurchase agreement	3,871,000

Total Investments	135,818,888
Cash	773
Interest receivable	490,230
Dividends receivable	63,184
Receivable for securities sold	1,632,083
Receivable for Fund shares sold	248,792
Prepaid expenses and other assets	38,744

Total Assets	138,292,694

LIABILITIES:
Payable for Fund shares redeemed	414,739
Payable for securities purchased	2,616,629
Payable upon return of securities loaned	12,118,306
Distribution and shareholder servicing fees payable — Class A, B and C Shares	57,494
Transfer agency/record keeping fees payable	46,422
Trustees’ fees and expenses payable	21,001
Administration fees payable	13,674
Custody fees payable	11,271
Shareholder servicing fees payable — Class K Shares	2,307
Investment advisory fees payable	2,058
Accrued expenses and other payables	34,551

Total Liabilities	15,338,452

NET ASSETS	$122,954,242

Investments, at cost	$117,896,526

See Notes to Financial Statements.

22

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(23,199)
Accumulated net realized loss on investments sold	(23,675,154)
Net unrealized appreciation of investments	17,922,362
Paid-in capital	128,730,233

$122,954,242

NET ASSETS:
Class A Shares	$34,316,319

Class B Shares	$43,159,054

Class C Shares	$16,711,454

Class K Shares	$11,176,864

Class Y Shares	$17,590,551

SHARES OUTSTANDING:
Class A Shares	3,315,829

Class B Shares	4,205,680

Class C Shares	1,621,599

Class K Shares	1,085,674

Class Y Shares	1,708,398

CLASS A SHARES:
Net asset value and redemption price per share	$10.35

Maximum sales charge	5.50%
Maximum offering price per share	$10.95

CLASS B SHARES:
Net asset value and offering price per share*	$10.26

CLASS C SHARES:
Net asset value and offering price per share*	$10.31

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.29

CLASS Y SHARES
Net asset value, offering price and redemption price per share	$10.30

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

23

Munder Balanced Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$851,167
Dividends(a)	471,865
Securities lending	11,526

Total Investment Income	1,334,558

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	36,844
Class B Shares	206,416
Class C Shares	81,103
Shareholder servicing fees:
Class K Shares	14,349
Investment advisory fees	370,297
Transfer agency/record keeping fees	130,015
Administration fees	81,084
Custody fees	58,129
Registration and filing fees	22,189
Legal and audit fees	22,036
Trustees’ fees and expenses	13,513
Other	40,381

Total Expenses	1,076,356
Fees waived by transfer agent	(3,475)

Net Expenses	1,072,881

NET INVESTMENT INCOME	261,677

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	2,497,350
Net change in unrealized appreciation/(depreciation) of securities	8,751,292

Net realized and unrealized gain on investments	11,248,642

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,510,319

(a)	Net of dividend withholding taxes of $784.

See Notes to Financial Statements.

24

Munder Balanced Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

From operations:
Net investment income	$261,677	$699,419
Net realized gain/(loss) on investments sold	2,497,350	(8,823,163)
Net change in unrealized appreciation/(depreciation) of investments	8,751,292	9,654,341

Net increase in net assets resulting from operations	11,510,319	1,530,597
Dividends to shareholders from net investment income:
Class A Shares	(124,963)	(266,861)
Class B Shares	(13,023)	(138,965)
Class C Shares	(5,025)	(55,763)
Class K Shares	(44,617)	(117,359)
Class Y Shares	(87,661)	(147,830)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	4,640,241	85,135
Class B Shares	(309,582)	(8,631,821)
Class C Shares	(332,979)	(4,488,669)
Class K Shares	(1,522,059)	(431,020)
Class Y Shares	2,817,130	3,196,077

Net increase/(decrease) in net assets	16,527,781	(9,466,479)
NET ASSETS:
Beginning of period	106,426,461	115,892,940

End of period	$122,954,242	$106,426,461

Accumulated distributions in excess of net investment income	$(23,199)	$(9,587)

See Notes to Financial Statements.

25

Munder Balanced Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold*	$9,139,358	$12,261,523
Issued as reinvestment of dividends	93,530	201,065
Redeemed	(4,592,647)	(12,377,453)

Net increase	$4,640,241	$85,135

Class B Shares:
Sold	$3,939,883	$7,032,905
Issued as reinvestment of dividends	8,858	94,149
Redeemed*	(4,258,323)	(15,758,875)

Net decrease	$(309,582)	$(8,631,821)

Class C Shares:
Sold	$1,807,157	$3,498,318
Issued as reinvestment of dividends	3,169	37,737
Redeemed	(2,143,305)	(8,024,724)

Net decrease	$(332,979)	$(4,488,669)

Class K Shares:
Sold	$751,139	$1,433,731
Redeemed	(2,273,198)	(1,864,751)

Net decrease	$(1,522,059)	$(431,020)

Class Y Shares:
Sold	$3,787,524	$4,289,595
Issued as reinvestment of dividends	45,053	65,812
Redeemed	(1,015,447)	(1,159,330)

Net increase	$2,817,130	$3,196,077

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

26

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold*	917,988	1,407,553
Issued as reinvestment of dividends	9,286	23,122
Redeemed	(465,658)	(1,431,860)

Net increase/(decrease)	461,616	(1,185)

Class B Shares:
Sold	404,589	818,124
Issued as reinvestment of dividends	862	11,061
Redeemed*	(437,072)	(1,840,716)

Net decrease	(31,621)	(1,011,531)

Class C Shares:
Sold	186,062	403,482
Issued as reinvestment of dividends	307	4,414
Redeemed	(218,566)	(935,977)

Net decrease	(32,197)	(528,081)

Class K Shares:
Sold	77,391	163,819
Redeemed	(232,065)	(217,863)

Net decrease	(154,674)	(54,044)

Class Y Shares:
Sold	389,479	495,902
Issued as reinvestment of dividends	4,512	7,575
Redeemed	(104,334)	(134,525)

Net increase	289,657	368,952

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

27

Munder Balanced Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$9.38		$9.22	$10.25	$12.13	$12.96	$13.48

Income/(loss) from investment operations:
Net investment income	0.04		0.09	0.16	0.19	0.15	0.21
Net realized and unrealized gain/(loss) on investments	0.97		0.17	(1.04)	(0.26)	2.40	1.02

Total from investment operations	1.01		0.26	(0.88)	(0.07)	2.55	1.23

Less distributions:
Dividends from net investment income	(0.04)		(0.10)	(0.15)	(0.18)	(0.13)	(0.23)
Distributions in excess of net investment income	—		—	—	—	(0.02)	—
Distributions from net realized gains	—		—	—	(1.35)	(3.23)	(1.52)
Distributions in excess of net realized gains	—		—	—	(0.28)	—	—

Total distributions	(0.04)		(0.10)	(0.15)	(1.81)	(3.38)	(1.75)

Net asset value, end of period	$10.35		$9.38	$9.22	$10.25	$12.13	$12.96

Total return(b)	10.78%		2.86%	(8.60)%	27.17%	10.76%	(1.23)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$34,316		$26,766	$26,336	$20,621	$6,229	$1,572
Ratio of operating expenses to average net assets	1.54	%(e)	1.57%	1.37%	1.31%	1.26%	1.22%
Ratio of net investment income to average net assets	0.80	%(e)	1.07%	1.59%	1.80%	1.33%	1.73%
Portfolio turnover rate	34%		61%	79%	165%	176%	116%
Ratio of operating expenses to average net assets without expense waivers	1.54	%(e)	1.58%	1.37%	1.31%	1.26%	1.22%

(a)	The Munder Balanced Fund Class A Shares and Class B Shares commenced operations on April 30, 1993 and June 21, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

28

B Shares

Period Ended		Year	Year	Year	Year		Year
12/31/03(c)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)		6/30/99(c)

$9.30		$9.15	$10.16	$12.08	$12.92		$13.44

0.00	(d)	0.03	0.08	0.11	0.07		0.12
0.96		0.15	(1.01)	(0.30)	2.38		1.01

0.96		0.18	(0.93)	(0.19)	2.45		1.13

(0.00	)(d)	(0.03)	(0.08)	(0.10)	(0.06)		(0.13)
—		—	—	—	(0.00	)(d)	—
—		—	—	(1.35)	(3.23)		(1.52)
—		—	—	(0.28)	—		—

(0.00	)(d)	(0.03)	(0.08)	(1.73)	(3.29)		(1.65)

$10.26		$9.30	$9.15	$10.16	$12.08		$12.92

10.36%		2.00%	(9.16)%	26.22%	9.96%		(2.30)%

$43,159		$39,406	$48,006	$47,329	$9,582		$1,829
2.29	%(e)	2.32%	2.12%	2.06%	2.01%		1.97%
0.05	%(e)	0.32%	0.84%	1.05%	0.58%		0.94%
34%		61%	79%	165%	176%		116%
2.29	%(e)	2.33%	2.12%	2.06%	2.01%		1.97%

See Notes to Financial Statements.

29

Munder Balanced Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$9.34		$9.19	$10.20	$12.12	$12.95	$13.45

Income/(loss) from investment operations:
Net investment income	0.00	(e)	0.03	0.08	0.11	0.07	0.12
Net realized and unrealized gain/(loss) on investments	0.97		0.15	(1.01)	(0.30)	2.39	1.03

Total from investment operations	0.97		0.18	(0.93)	(0.19)	2.46	1.15

Less Distributions:
Dividends from net investment income	(0.00	)(e)	(0.03)	(0.08)	(0.10)	(0.05)	(0.13)
Distributions in excess of net investment income	—		—	—	—	(0.01)	—
Distributions from net realized gains	—		—	—	(1.35)	(3.23)	(1.52)
Distributions in excess of net realized gains	—		—	—	(0.28)	—	—

Total distributions	0.00		(0.03)	(0.08)	(1.73)	(3.29)	(1.65)

Net asset value, end of period	$10.31		$9.34	$9.19	$10.20	$12.12	$12.95

Total return(b)	10.31%		1.99%	(9.12)%	(2.38)%	26.33%	10.11%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$16,711		$15,445	$20,041	$24,364	$5,145	$360
Ratio of operating expenses to average net assets	2.29	%(d)	2.32%	2.12%	2.06%	2.01%	1.97%
Ratio of net investment income to average net assets	0.05	%(d)	0.32%	0.84%	1.05%	0.58%	0.94%
Portfolio turnover rate	34%		61%	79%	165%	176%	116%
Ratio of operating expenses to average net assets without expense waivers	2.29	%(d)	2.33%	2.12%	2.06%	2.01%	1.97%

(a)	The Munder Balanced Fund Class C Shares and Class K Shares commenced operations on January 24, 1996 and April 16, 1993, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

30

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

$9.33		$9.17	$10.19	$12.14	$12.98	$13.49

0.04		0.09	0.16	0.20	0.15	0.22
0.96		0.17	(1.03)	(0.34)	2.39	1.02

1.00		0.26	(0.87)	(0.14)	2.54	1.24

(0.04)		(0.10)	(0.15)	(0.18)	(0.15)	(0.23)
—		—	—	—	—	—
—		—	—	(1.35)	(3.23)	(1.52)
—		—	—	(0.28)	—	—

(0.04)		(0.10)	(0.15)	(1.81)	(3.38)	(1.75)

$10.29		$9.33	$9.17	$10.19	$12.14	$12.98

10.73%		2.76%	(8.45)%	(1.81)%	27.01%	10.83%

$11,177		$11,571	$11,876	$17,713	$23,695	$27,206
1.54	%(d)	1.57%	1.37%	1.31%	1.26%	1.22%
0.80	%(d)	1.07%	1.59%	1.80%	1.33%	1.78%
34%		61%	79%	165%	176%	116%
1.54	%(d)	1.58%	1.37%	1.31%	1.26%	1.22%

See Notes to Financial Statements.

31

Munder Balanced Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (Continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$9.33		$9.18	$10.20	$12.14	$12.98	$13.48

Income/(loss) from investment operations:
Net investment income	0.05		0.11	0.18	0.22	0.18	0.26
Net realized and unrealized gain/(loss) on investments	0.97		0.16	(1.02)	(0.32)	2.39	1.02

Total from investment operations	1.02		0.27	(0.84)	(0.10)	2.57	1.28

Less distributions:
Dividends from net investment income	(0.05)		(0.12)	(0.18)	(0.21)	(0.18)	(0.26)
Distributions from net realized gains	—		—	—	(1.35)	(3.23)	(1.52)
Distributions in excess of net realized gains	—		—	—	(0.28)	—	—

Total distributions	(0.05)		(0.12)	(0.18)	(1.84)	(3.41)	(1.78)

Net asset value, end of period	$10.30		$9.33	$9.18	$10.20	$12.14	$12.98

Total return(b)	10.98%		3.02%	(8.31)%	(1.46)%	27.33%	11.21%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,591		$13,238	$9,634	$10,821	$5,430	$15,816
Ratio of operating expenses to average net assets	1.29	%(d)	1.32%	1.12%	1.06%	1.01%	0.97%
Ratio of net investment income to average net assets	1.05	%(d)	1.32%	1.84%	2.05%	1.58%	2.09%
Portfolio turnover rate	34%		61%	79%	165%	176%	116%
Ratio of operating expenses to average net assets without expense waivers	1.29	%(d)	1.33%	1.12%	1.06%	1.01%	0.97%

(a)	The Munder Balanced Fund Class Y Shares commenced operations on April 13, 1993.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

32

Munder Balanced Fund

Notes to Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, The Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Balanced Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. At December 31, 2003, the Class R Shares of the Fund had not yet commenced operations. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities other than depositary receipts for which the last quoted sale price or official close price is not available, are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines

33

Munder Balanced Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company or issuer-specific information, industry information, comparable, publicly-traded securities information and/or securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

34

Munder Balanced Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $3,475 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, the Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.65% of the value of its daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual

35

Munder Balanced Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the year ended June 30, 2003, the Advisor earned $81,084 before payment of sub-administration fees and $48,822 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,197 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board

36

Munder Balanced Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $313 to Comerica Securities and $14,390 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

37

Munder Balanced Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $36,169,400 and $36,346,266 respectively, for the period ended December 31, 2003. For the period ended December 31, 2003, cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments were $11,647,402 and $1,248,634, respectively.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $19,375,596 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,453,234 and net appreciation for financial reporting purposes was $17,922,362. At December 31, 2003, aggregate cost for financial reporting purposes was $117,896,526.

6. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $918.

7. Distributions to Shareholders

    During the year ended June 30, 2003, distributions of $726,778 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Post October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(25,349,028)	8,347,594	$(17,001,434)

    The differences between book and tax distributable earnings are primarily due to wash sales.

38

Munder Balanced Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    For the calendar year ended December 31, 2003, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”). The Fund intends to designate up to the maximum of such dividends allowable under the Act. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

8. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $21,493,846 of unused capital losses of which $6,912,162 and $14,581,684 expire in 2010 and 2011, respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $3,855,182.

Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

39

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNBLNC1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder Bond Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return. In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

MUNDER BOND FUND

Fund Manager: The Munder Bond Fund Team

    The Fund earned a 0.28% return for the six months ended December 31, 2003, compared to the 0.26% return for the Fund’s blended Lehman Brothers benchmark (50% Lehman Brothers Aggregate Bond Index/50% Lehman Brothers Credit Index) and the 0.07% median return for the Lipper universe of corporate debt A-rated mutual funds.

    The relative strength of the Fund for the six months ended December 31, 2003 came primarily from its sector weightings. A significant underweight in the U.S. Treasury and U.S. agency sectors, the two weakest bond market sectors during the six months, had the largest positive impact on returns. A relatively heavy weighting in asset-backed securities and corporate bonds also boosted the Fund’s relative performance.

    Issue selection and the maturity structure of the Fund had a slight but positive impact on returns relative to the Fund’s blended Lehman Brothers benchmark. In the corporate sector, securities with a BBB rating had better returns than securities with a rating of A or better. While the Fund’s underweight in BBB-rated securities had a negative impact on returns, this was partially offset by the boost to performance from an underweight in securities with an AA rating and an overweight in securities with an A rating.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of U.S. government, corporate, mortgage-backed and asset-backed securities rated investment grade or higher. The Lehman Brothers Credit Index is an unmanaged index made up of all public, fixed-rate, non-convertible, investment-grade, domestic, corporate debt, excluding collateralized mortgage obligations. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

ii

The Lipper universe of corporate debt A-rated mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

iii

[This Page Intentionally Left Blank]

iv

Munder Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Principal
Amount		Value

ASSET-BACKED SECURITIES — 12.7%
Auto Loan — 6.7%
$1,000,000	Capital Auto Receivables Asset Trust, 2.350% due 10/16/2006	$1,005,719
1,200,000	Chevy Chase Auto Receivables Trust, Series 2001-2, Class B, 5.160% due 03/17/2008	1,255,798
955,252	Navistar Financial Corporation Owner Trust, Series 2002-A, Class B, 4.950% due 04/15/2009	971,761
1,500,000	WFS Financial 2003-4 Owner Trust, 3.020% due 05/20/2011**	1,502,109

		4,735,387

Credit Card — 3.0%
1,000,000	Capital One Master Trust, Series 2001-8A, Class A, 4.600% due 08/17/2009	1,049,618
1,000,000	Capital One Multi Asset Execution Trust, Series 2003-C1, Class C1, 3.713% due 03/15/2011††, **	1,056,680

		2,106,298

Home Equity Loans — 1.7%
1,239,724	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Class A1, 1.431% due 03/25/2033††	1,239,983

Other — 1.3%
1,000,000	Pacific Coast Ltd. CDO, 144A, 1.600% due 10/25/2036†, ††, **	962,500

TOTAL ASSET-BACKED SECURITIES
(Cost $8,955,665)		9,044,168

See Notes to Financial Statements.

1

Munder Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Principal
Amount		Value

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) — 5.0%
Finance — 5.0%
$1,500,000	GE Capital Commercial Mortgage Corporation, 5.145% due 07/10/2037	$1,537,446
1,000,000	GMAC Commercial Mortgage Securities, Inc., 5.023% due 04/10/2040	1,010,242
1,000,000	LB-UBS Commercial Mortgage Trust, Series 2003-C1, Class J, 144A, 5.328% due 12/15/2036†, ††	984,609

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMO)
(Cost $3,516,888)		3,532,297

CORPORATE BONDS AND NOTES — 51.6%
Financials — 28.8%
1,000,000	American Express Credit Corporation, 3.000% due 05/16/2008	978,673
790,000	Axa, 8.600% due 12/15/2030	995,789
1,000,000	Block Financial Corporation, 8.500% due 04/15/2007	1,154,888
1,200,000	Citigroup, Inc., 6.500% due 01/18/2011	1,352,971
1,000,000	City National Corporation, 5.125% due 02/15/2013	988,923
1,255,000	Credit Suisse First Boston USA, Inc., 6.125% due 11/15/2011	1,366,359
500,000	EOP Operating Limited Partnership, 7.875% due 07/15/2031	585,406
1,750,000	Ford Motor Credit Company, 7.000% due 10/01/2013	1,845,688
1,000,000	General Motors Acceptance Corporation, MTN, 7.250% due 03/02/2011	1,097,108
1,390,000	Heller Financial, Inc., 6.375% due 03/15/2006	1,516,270
450,000	Household Finance Corporation, 8.000% due 07/15/2010	538,912
1,250,000	Inter-American Development Bank, MTN, 6.750% due 07/15/2027	1,445,175
1,500,000	International Lease Finance Corporation, 5.875% due 05/01/2013	1,580,325

See Notes to Financial Statements.

2

Principal
Amount		Value

Financials (Continued)
$1,000,000	Jackson National Life Insurance Company, MTN, 144A, 5.250% due 03/15/2007†	$1,072,515
1,055,000	Landesbank Baden-Wurttemberg, MTN, 6.350% due 04/01/2012	1,162,614
800,000	SLM Corporation, MTN, 1.350% due 09/15/2005††	802,136
950,000	Sovereign Bank, 5.125% due 03/15/2013	943,198
1,000,000	Washington Mutual Bank FA, MTN, 1.511% due 07/25/2006††	1,005,613

		20,432,563

Industrial — 18.0%
1,000,000	American Standard, Inc., 7.375% due 02/01/2008	1,105,000
995,000	Anheuser-Busch Companies, 9.000% due 12/01/2009	1,261,625
1,240,000	Archer-Daniels-Midland Company, 7.000% due 02/01/2031	1,425,058
600,000	AT&T Wireless Services, Inc., 8.750% due 03/01/2031	740,297
570,000	Becton Dickinson & Co, 6.700% due 08/01/2028	634,300
1,150,000	Cardinal Health, Inc., 6.750% due 02/15/2011	1,313,763
750,000	Comcast Cable Communications, Inc., 7.125% due 06/15/2013**	855,375
750,000	Dover Corporation, 6.450% due 11/15/2005	809,233
1,250,000	Hutchison Whampoa International Ltd., 144A, 6.250% due 01/24/2014†	1,269,227
650,000	International Paper Company, 6.750% due 09/01/2011	722,653
1,000,000	S.C. Johnson & Son, Inc., Series 144A, 5.750% due 02/15/2033†	965,716

See Notes to Financial Statements.

3

Munder Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Industrial (Continued)
$600,000	Sprint Capital Corporation, 8.750% due 03/15/2032	$708,834
900,000	Target Corporation, 6.350% due 01/15/2011	1,004,287

		12,815,368

Transportation — 0.5%
1,395,607	United Air Lines, Inc., 8.030% due 07/01/2011**, ***	334,946

Utilities — 4.3%
535,000	Constellation Energy Group, Inc., 7.600% due 04/01/2032	626,161
1,225,000	National Rural Utilities Cooperative Finance Corporation, 6.000% due 05/15/2006	1,321,062
1,000,000	Verizon New England, Inc., 6.500% due 09/15/2011	1,101,892

		3,049,115

TOTAL CORPORATE BONDS AND NOTES
(Cost $36,195,386)		36,631,992

FOREIGN BONDS AND NOTES — 1.6%
(Cost $1,080,496)
Government — 1.6%
1,100,000	United Mexican States, 6.375% due 01/16/2013	1,141,250

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.6%
Federal Home Loan Mortgage Corporation (FHLMC) — 4.7%
	FHLMC:
2,000,000	4.500% due 07/23/2007	2,031,506
740,000	5.125% due 11/07/2013	737,141
500,000	6.250% due 03/05/2012	536,593

		3,305,240

See Notes to Financial Statements.

4

Principal
Amount		Value

Government Agency Debentures — 3.9%
$2,600,000	Tennessee Valley Authority, 6.375% due 06/15/2005	$2,770,766

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,890,640)		6,076,006

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 12.5%
Collateralized Mortgage Obligations (CMO) — 2.5%
	Federal Home Loan Mortgage Corporation:
1,619,552	Series 2132, Class PD, 6.000% due 11/15/2027	1,671,370
96,359	Series 1702-A, Class PD, 6.500% due 04/15/2022	96,289
18,907	Federal National Mortgage Association, Remic Trust, Series G97-1, Class K, 6.750% due 02/18/2004	18,894

		1,786,553

Federal Home Loan Mortgage Corporation (FHLMC) — 3.6%
	FHLMC:
1,735,851	Pool #C01501, Gold, 5.500% due 03/01/2033	1,757,709
140,833	Pool #E62394, Gold, 7.500% due 09/01/2010	148,476
594,801	Pool #C30261, 7.500% due 08/01/2029	638,961

		2,545,146

Federal National Mortgage Association (FNMA) — 6.0%
	FNMA:
592,065	Pool #385677, 4.680% due 12/01/2012	596,833
1,813,684	Pool #455598, 5.500% due 12/01/2028	1,847,782
740,153	Pool #385278, 6.110% due 07/01/2012	812,346

See Notes to Financial Statements.

5

Munder Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Principal
Amount		Value

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Continued)
Federal National Mortgage Association (FNMA) (Continued)
$289,730	Pool #303105, 11.000% due 11/01/2020	$327,777
582,647	Pool #100081, 11.500% due 08/20/2016	663,328

		4,248,066

Government National Mortgage Association (GNMA) — 0.4%
261,942	GNMA, Pool #780584, 7.000% due 06/15/2027	280,298

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(Cost $8,494,943)		8,860,063

U.S. TREASURY OBLIGATIONS — 6.2%
U.S. Treasury Bond — 1.0%
595,000	6.250% due 05/15/2030	686,620

U.S. Treasury Notes — 5.2%
1,000,000	2.625% due 11/15/2006	1,008,828
859,740	3.625% due 01/15/2008, TIPS	950,819
1,750,000	4.250% due 08/15/2013	1,752,188

		3,711,835

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,344,364)		4,398,455

REPURCHASE AGREEMENT — 0.6%
(Cost $390,000)
390,000	Agreement with State Street Bank and Trust Company, 0.780% dated 12/31/2003, to be repurchased at $390,017 on 01/02/2004, collateralized by $395,000 FNMA, 2.000% maturing 03/15/2005 (value $399,692)	390,000

See Notes to Financial Statements.

6

		Value

OTHER INVESTMENTS*
(Cost $10,702,217)	15.1%	$10,702,217

TOTAL INVESTMENTS
(Cost $79,570,599)	113.9%	80,776,448
OTHER ASSETS AND LIABILITIES (Net)	(13.9)	(9,833,849)

NET ASSETS	100.0%	$70,942,599

*	As of December 31, 2003, the market value of the securities on loan is $10,480,459. Cash collateral received for securities loaned of $10,702,217 is invested in 10,702,217 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

**	Fair valued security as of December 31, 2003 (see Notes to Financial Statements, Note 2).

***	Security in default as of December 31, 2003.

†	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

††	Variable rate security. The interest rate shown reflects the rate currently in effect.

ABBREVIATIONS:

CDO — Collateralized Debt Obligation
MTN — Medium Term Note
TIPS — Treasury Inflation-Protected Security

See Notes to Financial Statements.

7

Munder Bond Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $10,480,459 of securities loaned)	$80,386,448
Repurchase agreement	390,000

Total Investments	80,776,448
Cash	62
Interest receivable	860,789
Receivable for investment securities sold	501,790
Receivable for Fund shares sold	160,902
Prepaid expenses and other assets	33,482

Total Assets	82,333,473

LIABILITIES:
Payable for Fund shares redeemed	605,873
Payable upon return of securities loaned	10,702,217
Trustees’ fees and expenses payable	22,388
Transfer agency/record keeping fees payable	16,198
Administration fees payable	7,540
Distribution and shareholder servicing fees payable — Class A, B and C Shares	7,030
Shareholder servicing fees payable — Class K Shares	3,108
Custody fees payable	1,990
Investment advisory fees payable	1,106
Accrued expenses and other payables	23,424

Total Liabilities	11,390,874

NET ASSETS	$70,942,599

Investments, at cost	$79,570,599

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(15,162)
Accumulated net realized loss on investments sold	(12,800,247)
Net unrealized appreciation of investments	1,205,849
Paid-in capital	82,552,159

$70,942,599

NET ASSETS:
Class A Shares	$4,411,270

Class B Shares	$6,737,536

Class C Shares	$690,065

Class K Shares	$22,267,759

Class Y Shares	$36,835,969

SHARES OUTSTANDING:
Class A Shares	454,380

Class B Shares	693,960

Class C Shares	70,720

Class K Shares	2,292,053

Class Y Shares	3,789,904

CLASS A SHARES:
Net asset value and redemption price per share	$9.71

Maximum sales charge	4.00%
Maximum offering price per share	$10.11

CLASS B SHARES:
Net asset value and offering price per share*	$9.71

CLASS C SHARES:
Net asset value and offering price per share*	$9.76

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.72

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.72

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Bond Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$2,211,399
Securities lending	2,707

Total Investment Income	2,214,106

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	6,223
Class B Shares	38,895
Class C Shares	4,058
Shareholder servicing fees:
Class K Shares	42,727
Investment advisory fees	219,609
Administration fees	62,521
Transfer agency/record keeping fees	36,982
Registration and filing fees	21,935
Legal and audit fees	21,893
Custody fees	17,510
Trustees’ fees and expenses	13,802
Other	22,356

Total Expenses	508,511
Fees waived by transfer agent	(549)

Net Expenses	507,962

NET INVESTMENT INCOME	1,706,144

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	890,486
Net change in unrealized appreciation/(depreciation) of securities	(2,925,525)

Net realized and unrealized loss on investments	(2,035,039)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(328,895)

See Notes to Financial Statements.

10

Munder Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment income	$1,706,144	$5,049,135
Net realized gain on investments sold	890,486	3,785,965
Net change in unrealized appreciation/(depreciation) of investments	(2,925,525)	3,397,312

Net increase/(decrease) in net assets resulting from operations	(328,895)	12,232,412
Dividends to shareholders from net investment income:
Class A Shares	(105,357)	(273,546)
Class B Shares	(131,643)	(343,592)
Class C Shares	(13,418)	(41,615)
Class K Shares	(711,938)	(2,023,729)
Class Y Shares	(881,591)	(2,993,209)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(482,798)	(1,967,539)
Class B Shares	(2,330,265)	1,530,468
Class C Shares	(323,390)	(12,217)
Class K Shares	(17,021,795)	(8,554,008)
Class Y Shares	(7,330,170)	(30,829,743)

Net decrease in net assets	(29,661,260)	(33,276,318)
NET ASSETS
Beginning of period	100,603,859	133,880,177

End of period	$70,942,599	$100,603,859

(Accumulated distributions in excess of net investment income)/ Undistributed net investment income	$(15,162)	$122,641

See Notes to Financial Statements.

11

Munder Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold*	$3,351,028	$6,750,161
Issued as reinvestment of dividends	74,055	203,144
Redeemed	(3,907,881)	(8,920,844)

Net decrease	$(482,798)	$(1,967,539)

Class B Shares:
Sold	$281,055	$4,715,189
Issued as reinvestment of dividends	55,441	148,774
Redeemed*	(2,666,761)	(3,333,495)

Net increase/(decrease)	$(2,330,265)	$1,530,468

Class C Shares:
Sold	$95,462	$1,718,731
Issued as reinvestment of dividends	4,147	13,281
Redeemed	(422,999)	(1,744,229)

Net decrease	$(323,390)	$(12,217)

Class K Shares:
Sold	$2,500,208	$10,507,925
Issued as reinvestment of dividends	1,605	3,898
Redeemed	(19,523,608)	(19,065,831)

Net decrease	$(17,021,795)	$(8,554,008)

Class Y Shares:
Sold	$3,119,582	$11,074,319
Issued as reinvestment of dividends	5,255	12,073
Redeemed	(10,455,007)	(41,916,135)

Net decrease	$(7,330,170)	$(30,829,743)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold*	346,606	705,290
Issued as reinvestment of dividends	7,717	21,240
Redeemed	(407,369)	(935,905)

Net decrease	(53,046)	(209,375)

Class B Shares:
Sold	29,261	491,791
Issued as reinvestment of dividends	5,782	15,519
Redeemed*	(277,892)	(346,687)

Net increase/(decrease)	(242,849)	160,623

Class C Shares:
Sold	9,863	179,439
Issued as reinvestment of dividends	430	1,366
Redeemed	(43,754)	(181,861)

Net decrease	(33,461)	(1,056)

Class K Shares:
Sold	259,772	1,096,472
Issued as reinvestment of dividends	167	406
Redeemed	(2,026,107)	(1,990,121)

Net decrease	(1,766,168)	(893,243)

Class Y Shares:
Sold	323,679	1,154,216
Issued as reinvestment of dividends	547	1,259
Redeemed	(1,089,727)	(4,362,727)

Net decrease	(765,501)	(3,207,252)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$9.89		$9.34	$9.49	$9.23	$9.62	$9.99

Income/(loss) from investment operations:
Net investment income	0.19		0.40	0.53	0.60	0.57	0.57
Net realized and unrealized gain/(loss) on investments	(0.17)		0.60	(0.12)	0.28	(0.33)	(0.39)

Total from investment operations	0.02		1.00	0.41	0.88	0.24	0.18

Less distributions:
Dividends from net investment income	(0.20)		(0.45)	(0.56)	(0.62)	(0.57)	(0.55)
Distributions from net realized gains	—		—	—	—	(0.06)	—

Total distributions	(0.20)		(0.45)	(0.56)	(0.62)	(0.63)	(0.55)

Net asset value, end of period	$9.71		$9.89	$9.34	$9.49	$9.23	$9.62

Total return(b)	0.06%		10.93%	4.41%	9.80%	2.57%	1.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,411		$5,019	$6,697	$6,139	$2,652	$2,515
Ratio of operating expenses to average net assets	1.20	%(d)	1.10%	0.95%	0.98%	0.99%	0.97%
Ratio of net investment income to average net assets	3.85	%(d)	4.14%	5.59%	6.30%	6.10%	5.77%
Portfolio turnover rate	74%		207%	185%	347%	205%	142%
Ratio of operating expenses to average net assets without expense waivers	1.20	%(d)	1.10%	0.95%	0.98%	0.99%	0.97%

(a)	The Munder Bond Fund Class A Shares and Class B Shares commenced operations on December 9, 1992 and March 13, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

$9.89		$9.35	$9.50	$9.23	$9.61	$9.99

0.15		0.32	0.46	0.53	0.50	0.50
(0.16)		0.59	(0.12)	0.29	(0.32)	(0.41)

(0.01)		0.91	0.34	0.82	0.18	0.09

(0.17)		(0.37)	(0.49)	(0.55)	(0.50)	(0.47)
—		—	—	—	(0.06)	—

(0.17)		(0.37)	(0.49)	(0.55)	(0.56)	(0.47)

$9.71		$9.89	$9.35	$9.50	$9.23	$9.61

(0.32)%		9.98%	3.63%	9.10%	1.90%	0.86%

$6,738		$9,267	$7,255	$6,833	$3,514	$2,610
1.95	%(d)	1.85%	1.70%	1.73%	1.74%	1.72%
3.10	%(d)	3.39%	4.84%	5.55%	5.35%	5.02%
74%		207%	185%	347%	205%	142%
1.95	%(d)	1.85%	1.70%	1.73%	1.74%	1.72%

See Notes to Financial Statements.

15

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$9.94		$9.39	$9.54	$9.27	$9.66	$10.03

Income/(loss) from investment operations:
Net investment income	0.15		0.33	0.46	0.53	0.50	0.50
Net realized and unrealized gain/(loss) on investments	(0.16)		0.59	(0.12)	0.29	(0.33)	(0.40)

Total from investment operations	(0.01)		0.92	0.34	0.82	0.17	0.10

Less distributions:
Dividends from net investment income	(0.17)		(0.37)	(0.49)	(0.55)	(0.50)	(0.47)
Distributions from net realized gains	—		—	—	—	(0.06)	—

Total distributions	(0.17)		(0.37)	(0.49)	(0.55)	(0.56)	(0.47)

Net asset value, end of period	$9.76		$9.94	$9.39	$9.54	$9.27	$9.66

Total return(b)	(0.32)%		10.05%	3.61%	9.06%	1.79%	0.95%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$690		$1,036	$988	$930	$338	$431
Ratio of operating expenses to average net assets	1.95	%(d)	1.85%	1.70%	1.73%	1.74%	1.72%
Ratio of net investment income to average net assets	3.10	%(d)	3.39%	4.84%	5.55%	5.35%	5.02%
Portfolio turnover rate	74%		207%	185%	347%	205%	142%
Ratio of operating expenses to average net assets without expense waivers	1.95	%(d)	1.85%	1.70%	1.73%	1.74%	1.72%

(a)	The Munder Bond Fund Class C Shares and Class K Shares commenced operations on March 25, 1996 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

$9.90		$9.35	$9.50	$9.24	$9.62	$9.99

0.19		0.40	0.53	0.60	0.57	0.58
(0.17)		0.60	(0.12)	0.28	(0.32)	(0.40)

0.02		1.00	0.41	0.88	0.25	0.18

(0.20)		(0.45)	(0.56)	(0.62)	(0.57)	(0.55)
—		—	—	—	(0.06)	—

(0.20)		(0.45)	(0.56)	(0.62)	(0.63)	(0.55)

$9.72		$9.90	$9.35	$9.50	$9.24	$9.62

0.06%		10.92%	4.41%	9.79%	2.68%	1.72%

$22,268		$40,172	$46,312	$48,685	$40,150	$51,465
1.20	%(d)	1.10%	0.95%	0.98%	0.99%	0.97%
3.85	%(d)	4.14%	5.59%	6.30%	6.10%	5.77%
74%		207%	185%	347%	205%	142%
1.20	%(d)	1.10%	0.95%	0.98%	0.99%	0.97%

See Notes to Financial Statements.

17

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$9.90		$9.36	$9.50	$9.24	$9.62	$9.99

Income from investment operations:
Net investment income	0.20		0.42	0.56	0.62	0.59	0.60
Net realized and unrealized gain/(loss) on investments	(0.17)		0.59	(0.12)	0.29	(0.32)	(0.40)

Total from investment operations	0.03		1.01	0.44	0.91	0.27	0.20

Less distributions:
Dividends from net investment income	(0.21)		(0.47)	(0.58)	(0.65)	(0.59)	(0.57)
Distributions from net realized gains	—		—	—	—	(0.06)	—

Total distributions	(0.21)		(0.47)	(0.58)	(0.65)	(0.65)	(0.57)

Net asset value, end of period	$9.72		$9.90	$9.36	$9.50	$9.24	$9.62

Total return(b)	0.28%		11.07%	4.78%	10.07%	2.94%	1.97%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$36,836		$45,110	$72,628	$111,198	$115,171	$200,753
Ratio of operating expenses to average net assets	0.95	%(d)	0.85%	0.70%	0.73%	0.74%	0.72%
Ratio of net investment income to average net assets	4.10	%(d)	4.39%	5.84%	6.55%	6.35%	6.02%
Portfolio turnover rate	74%		207%	185%	347%	205%	142%
Ratio of operating expenses to average net assets without expense waivers	0.95	%(d)	0.85%	0.70%	0.73%	0.74%	0.72%

(a)	The Munder Bond Fund Class Y Shares commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

18

Munder Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Bond Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

19

Munder Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1,

20

Munder Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $549 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder

21

Munder Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $62,521 before payment of sub-administration fees and $17,876 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $3,342 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan.

22

Munder Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $53 to Comerica Securities and $42,770 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $30,002,850 and $49,110,221 respectively, for the period ended December 31, 2003. Cost of

23

Munder Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

purchases and proceeds from sales of U.S. Government securities, excluding short-term investments were $32,114,842 and $33,309,605 respectively, for the period ended December 31, 2003.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $2,567,414 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,361,565 and net appreciation for financial reporting purposes was $1,205,849. At December 31, 2003, aggregate cost for financial reporting purposes was $79,570,599.

6. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $940.

7. Distributions to Shareholders

    During the year ended June 30, 2003, distributions of $5,675,691 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Post October
Undistributed	Loss/Capital	Unrealized
Ordinary	Loss	Appreciation/
Income	Carryover	(Depreciation)	Total

$133,303	$(13,377,835)	$3,818,476	$(9,426,056)

    The differences between book and tax distributable earnings are primarily due to premium amortization adjustments.

8. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $12,267,352 of unused capital losses of which $3,071,265,

24

Munder Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

$7,929,451, $527,926 and $738,710 expire in 2008, 2009, 2010 and 2011, respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $1,110,483.

    The percentages of total net assets invested in U.S. Government and U.S. Government Agency obligations at December 31, 2003 were as follows:

Federal Home Loan Mortgage Corporation	10.7%
Federal National Mortgage Association	6.0%
Government Agency Debentures	3.9%
Government National Mortgage Association	0.4%
U.S. Treasury Bond	1.0%
U.S. Treasury Notes	5.2%

9. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

25

[This Page Intentionally Left Blank]

26

[This Page Intentionally Left Blank]

27

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNBOND1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder Cash
Investment Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return.

    In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31. Money market securities saw similar results, with the three-month Treasury bill, a proxy for money market returns, generating a 0.51% return.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information on the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

1	Portfolio of Investments
4	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Statements of Changes in Net Assets — Capital Stock Activity
10	Financial Highlights
15	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

[This Page Intentionally Left Blank]

ii

Munder Cash Investment Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

		Rating
Principal
Amount		S&P	Moody’s	Value

CERTIFICATES OF DEPOSIT — 15.1%
$25,000,000	Credit Agricole Indosuez NY 1.308% due 10/18/2004	A-1+	P-1	$24,997,019
25,000,000	Deutsche Bank AG 1.150% due 05/10/2004	A-1+	P-1	25,000,000
25,000,000	Rabobank Nederland 1.230% due 03/19/2004	A-1+	P-1	24,999,208
25,000,000	Royal Bank Scotland PLC 1.120% due 06/02/2004	A-1+	P-1	24,998,957
25,000,000	UBS AG 1.390% due 08/30/2004	A-1+	P-1	24,998,350

TOTAL CERTIFICATES OF DEPOSIT
(Cost $124,993,534)				124,993,534

COMMERCIAL PAPER — 38.5%
25,000,000	CRC Funding LLC 1.060% due 02/20/2004	A-1+	P-1	24,963,931
25,000,000	CXC, Inc. 1.090% due 01/26/2004†	A-1+	P-1	24,981,833
25,000,000	Falcon Asset Securitization Corporation 1.090% due 01/29/2004	A-1	P-1	24,979,562
30,000,000	General Electric Capital Corporation 0.940% due 01/07/2004	A-1+	P-1	29,996,083
25,000,000	ING US Funding LLC 1.080% due 01/26/2004	A-1+	P-1	24,982,000
25,000,000	Lexington Parker Capital Corporation 1.110% due 01/12/2004†	A-1	NR	24,992,292
25,000,000	Liberty Street Funding Corporation 1.100% due 01/23/2004†	A-1	P-1	24,983,958
25,000,000	Moat Funding LLC 1.040% due 01/12/2004†	A-1+	P-1	24,992,778
30,000,000	New Center Asset Trust 0.970% due 01/02/2004†	A-1+	P-1	30,000,000
25,000,000	Park Avenue Receivables Corporation 1.070% due 01/26/2004†	A-1	P-1	24,982,167

See Notes to Financial Statements.

1

Munder Cash Investment Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

COMMERCIAL PAPER (Continued)
$25,000,000	Preferred Receivables Funding 1.080% due 01/22/2004†	A-1	P-1	$24,985,000
25,000,000	Transamerica Finance Corporation 1.070% due 01/09/2004	A-1	P-1	24,994,799
10,000,000	UBS Finance, Inc. 0.950% due 01/02/2004†	A-1+	P-1	10,000,000

TOTAL COMMERCIAL PAPER
(Cost $319,834,403)				319,834,403

CORPORATE BONDS AND NOTES — 18.1%
25,000,000	Allstate Funding Agreement 1.190% due 05/17/2004††	A-1+	P-1	25,000,000
497,000	Capital One Funding Corporation 1.180% due 04/01/2009††	A-1	P-1	497,000
25,000,000	CC USA, Inc., MTN, 144A 1.104% due 07/20/2004††, *	A-1+	P-1	25,000,000
25,000,000	Jackson National Life Insurance Co. 1.220% due 09/27/2004††	A-1+	P-1	25,000,000
20,000,000	K2 USA LLC, 144A 1.140% due 05/17/2004*	A-1+	P-1	20,000,000
30,000,000	Sigma Finance, Inc., 144A 1.221% due 05/10/2004†, *	A-1+	P-1	29,998,405
25,000,000	Wells Fargo Bank NA 1.040% due 04/02/2004††	A-1+	P-1	25,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $150,495,405)				150,495,405

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.4%
25,000,000	Federal Home Loan Bank 1.150% due 08/13/2004	AAA	Aaa	25,000,000
25,000,000	Federal Home Loan Mortgage Corporation 1.050% due 02/12/2004†	AAA	Aaa	24,970,674

See Notes to Financial Statements.

2

		Rating
Principal
Amount		S&P	Moody’s	Value

$20,000,000	Federal National Mortgage Association 1.060% due 01/22/2004†	AAA	Aaa	$19,988,333

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $69,959,007)				69,959,007

REPURCHASE AGREEMENT — 19.8%
(Cost $164,736,794)
164,736,794	Agreement with Lehman Brothers, 0.820% dated 12/31/2003, to be repurchased at $164,744,299 on 01/02/2004, collateralized by $197,982,123 U.S. Treasury Strips, 5.875%-11.750% having maturities from 05/15/2004-11/15/2014 (value $159,386,989), and collateralized by $7,531,000 U.S. Treasury Notes, 5.875%-7.000% having maturities from 11/15/2005-07/15/2006 (value $8,643,401)			164,736,794

TOTAL INVESTMENTS
(Cost $830,019,143)	99.9%	830,019,143
OTHER ASSETS AND LIABILITIES (Net)	0.1	725,800

NET ASSETS	100.0%	$830,744,943

†	Rate represents annualized yield at date of purchase.

††	Variable rate security. The interest rate shown reflects the rate currently in effect.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATIONS:
MTN — Medium Term Note

NR — Not Rated

See Notes to Financial Statements.

3

Munder Cash Investment Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$665,282,349
Repurchase agreement	164,736,794

Total Investments	830,019,143
Interest receivable	1,269,669
Receivable for Fund shares sold	345,541
Prepaid expenses and other assets	74,352

Total Assets	831,708,705

LIABILITIES:
Payable for Fund shares redeemed	303,422
Dividends payable	199,604
Administration fees payable	78,139
Shareholder servicing fees payable — Class K Shares	67,294
Trustees’ fees and expenses payable	64,418
Transfer agency/record keeping fees payable	49,051
Distribution and shareholder servicing fees payable — Class A, B and C Shares	40,129
Custody fees payable	13,347
Investment advisory fees payable	4,902
Accrued expenses and other payables	143,456

Total Liabilities	963,762

NET ASSETS	$830,744,943

Investments, at cost	$830,019,143

See Notes to Financial Statements.

4

NET ASSETS consist of:
Accumulated net realized loss on investments sold	$(8,125)
Paid-in capital	830,753,068

$830,744,943

NET ASSETS:
Class A Shares	$106,992,819

Class B Shares	$22,446,382

Class C Shares	$2,657,417

Class K Shares	$559,805,210

Class Y Shares	$138,843,115

SHARES OUTSTANDING:
Class A Shares	106,996,463

Class B Shares	22,447,379

Class C Shares	2,657,994

Class K Shares	559,813,080

Class Y Shares	138,846,682

CLASS A SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS B SHARES:
Net asset value and offering price per share*	$1.00

CLASS C SHARES:
Net asset value and offering price per share*	$1.00

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

5

Munder Cash Investment Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$5,171,691

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	140,423
Class B Shares	129,576
Class C Shares	13,530
Shareholder servicing fees:
Class K Shares	444,536
Investment advisory fees	1,612,103
Administration fees	655,622
Transfer agency/record keeping fees	137,573
Custody fees	67,838
Legal and audit fees	45,523
Registration and filing fees	28,234
Trustees’ fees and expenses	19,958
Other	80,637

Total Expenses	3,375,553
Fees waived by distributor and transfer agent	(71,226)

Net Expenses	3,304,327

NET INVESTMENT INCOME	1,867,364

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,867,364

See Notes to Financial Statements.

6

Munder Cash Investment Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003(a)

Net investment income	$1,867,364	$9,937,189

Net increase in net assets resulting from operations	1,867,364	9,937,189
Dividends to shareholders from net investment income:
Class A Shares	(167,729)	(1,006,328)
Class B Shares	(1,315)	(8,981)
Class C Shares	(140)	(3,425)
Class K Shares	(1,181,649)	(6,552,361)
Class Y Shares	(516,531)	(2,366,094)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(6,963,202)	(9,414,312)
Class B Shares	(6,583,672)	29,030,052
Class C Shares	(615,247)	3,272,661
Class K Shares	(92,895,436)	(49,791,156)
Class Y Shares	(71,953,501)	(40,837,221)

Net decrease in net assets	(179,011,058)	(67,739,976)
NET ASSETS:
Beginning of period	1,009,756,001	1,077,495,977

End of period	$830,744,943	$1,009,756,001

(a)	The Munder Cash Investment Fund Class B Shares and Class C Shares commenced operations on November 1, 2002 and November 5, 2002, respectively.

See Notes to Financial Statements.

7

Munder Cash Investment Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003(a)

Amount
Class A Shares:
Sold	$56,713,858	$181,909,067
Issued as reinvestment of dividends	165,456	993,946
Proceeds received in merger	—	8,236,453
Redeemed	(63,842,516)	(200,553,778)

Net decrease	$(6,963,202)	$(9,414,312)

Class B Shares:
Sold	$4,715,455	$7,900,488
Issued as reinvestment of dividends	810	8,704
Proceeds received in merger	—	34,213,879
Redeemed	(11,299,937)	(13,093,019)

Net increase/(decrease)	$(6,583,672)	$29,030,052

Class C Shares:
Sold	$1,883,438	$14,567,546
Issued as reinvestment of dividends	73	3,180
Proceeds received in merger	—	6,898,885
Redeemed	(2,498,758)	(18,196,950)

Net increase/(decrease)	$(615,247)	$3,272,661

Class K Shares:
Sold	$198,013,091	$519,604,030
Issued as reinvestment of dividends	316	1,671
Redeemed	(290,908,843)	(569,396,857)

Net decrease	$(92,895,436)	$(49,791,156)

Class Y Shares:
Sold	$115,388,994	$443,950,777
Issued as reinvestment of dividends	18,918	47,347
Proceeds received in merger	—	442,629
Redeemed	(187,361,413)	(485,277,974)

Net decrease	$(71,953,501)	$(40,837,221)

(a)	The Munder Cash Investment Fund Class B Shares and Class C Shares commenced operations on November 1, 2002 and November 5, 2002, respectively.

See Notes to Financial Statements.

8

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003(a)

Shares
Class A Shares:
Sold	56,713,858	181,909,067
Issued as reinvestment of dividends	165,456	993,946
Issued in exchange for proceeds received in merger	—	8,239,913
Redeemed	(63,842,516)	(200,553,778)

Net decrease	(6,963,202)	(9,410,852)

Class B Shares:
Sold	4,715,455	7,900,488
Issued as reinvestment of dividends	810	8,704
Issued in exchange for proceeds received in merger	—	34,214,878
Redeemed	(11,299,937)	(13,093,019)

Net increase/(decrease)	(6,583,672)	29,031,051

Class C Shares:
Sold	1,883,438	14,567,546
Issued as reinvestment of dividends	73	3,180
Issued in exchange for proceeds received in merger	—	6,899,465
Redeemed	(2,498,758)	(18,196,950)

Net increase/(decrease)	(615,247)	3,273,241

Class K Shares:
Sold	198,013,091	519,604,030
Issued as reinvestment of dividends	316	1,671
Redeemed	(290,908,843)	(569,396,857)

Net decrease	(92,895,436)	(49,791,156)

Class Y Shares:
Sold	115,388,994	443,950,777
Issued as reinvestment of dividends	18,918	47,347
Issued in exchange for proceeds received in merger	—	443,611
Redeemed	(187,361,413)	(485,277,974)

Net decrease	(71,953,501)	(40,836,239)

(a)	The Munder Cash Investment Fund Class B Shares and Class C Shares commenced operations on November 1, 2002 and November 5, 2002, respectively.

See Notes to Financial Statements.

9

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03	6/30/02	6/30/01	6/30/00	6/30/99

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.002		0.008	0.020	0.052	0.050	0.045

Total from investment operations	0.002		0.008	0.020	0.052	0.050	0.045

Less distributions:
Dividends from net investment income	(0.002)		(0.008)	(0.020)	(0.052)	(0.050)	(0.045)

Total distributions	(0.002)		(0.008)	(0.020)	(0.052)	(0.050)	(0.045)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.15%		0.82%	1.97%	5.36%	5.13%	4.58%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$106,993		$113,956	$123,370	$117,222	$122,693	$135,705
Ratio of operating expenses to average net assets	0.83	%(c)	0.80%	0.76%	0.81%	0.80%	0.78%
Ratio of net investment income to average net assets	0.30	%(c)	0.82%	1.97%	5.20%	5.01%	4.48%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.83	%(c)	0.80%	0.76%	0.81%	0.80%	0.78%

(a)	The Munder Cash Investment Fund Class A Shares, Class B Shares and Class C Shares commenced operations on December 1, 1992, November 1, 2002 and November 5, 2002, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

(d)	Amount represents less than $0.001 per share.

See Notes to Financial Statements.

10

B Shares				C Shares

Period Ended		Period		Period Ended		Period
12/31/03		Ended		12/31/03		Ended
(Unaudited)		6/30/03		(Unaudited)		6/30/03

$1.00		$1.00		$1.00		$1.00

0.000	(d)	0.001		0.000	(d)	0.001

0.000	(d)	0.001		0.000	(d)	0.001

(0.000	)(d)	(0.001)		(0.000	)(d)	(0.001)

(0.000	)(d)	(0.001)		(0.000	)(d)	(0.001)

$1.00		$1.00		$1.00		$1.00

0.01%		0.06%		0.01%		0.06%

$22,446		$29,030		$2,657		$3,273
1.12	%(c)	1.33	%(c)	1.12	%(c)	1.33	%(c)
0.01	%(c)	0.07	%(c)	0.01	%(c)	0.07	%(c)
1.58	%(c)	1.55	%(c)	1.58	%(c)	1.55	%(c)

See Notes to Financial Statements.

11

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03	6/30/02	6/30/01	6/30/00	6/30/99

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.002		0.009	0.021	0.053	0.051	0.046

Total from investment operations	0.002		0.009	0.021	0.053	0.051	0.046

Less distributions:
Dividends from net investment income	(0.002)		(0.009)	(0.021)	(0.053)	(0.051)	(0.046)

Total distributions	(0.002)		(0.009)	(0.021)	(0.053)	(0.051)	(0.046)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.20%		0.92%	2.08%	5.46%	5.23%	4.68%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$559,805		$652,701	$702,492	$849,108	$811,582	$869,709
Ratio of operating expenses to average net assets	0.73	%(c)	0.70%	0.66%	0.71%	0.70%	0.68%
Ratio of net investment income to average net assets	0.40	%(c)	0.92%	2.07%	5.30%	5.11%	4.57%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.73	%(c)	0.70%	0.66%	0.71%	0.70%	0.68%

(a)	The Munder Cash Investment Fund Class K Shares and Class Y Shares commenced operations on November 23, 1992 and March 14, 1990, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

12

Y Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03	6/30/02	6/30/01	6/30/00	6/30/99

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.003		0.011	0.022	0.055	0.053	0.047

0.003		0.011	0.022	0.055	0.053	0.047

(0.003)		(0.011)	(0.022)	(0.055)	(0.053)	(0.047)

(0.003)		(0.011)	(0.022)	(0.055)	(0.053)	(0.047)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.28%		1.07%	2.23%	5.62%	5.39%	4.84%

$138,843		$210,797	$251,634	$203,875	$197,156	$358,125
0.58	%(c)	0.55%	0.51%	0.56%	0.55%	0.53%
0.55	%(c)	1.07%	2.22%	5.45%	5.26%	4.72%
0.58	%(c)	0.55%	0.51%	0.56%	0.55%	0.53%

See Notes to Financial Statements.

13

[This Page Intentionally Left Blank]

14

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Cash Investment Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

    On January 24, 2003, the Fund, then a series of The Munder Funds Trust, acquired all of the assets of the Munder Money Market Fund, a series of The Munder Funds, Inc., and assumed all liabilities of the Munder Money Market Fund in a tax free exchange of shares of the Fund and the subsequent liquidation of the Munder Money Market Fund. The Agreement and Plan of Reorganization was approved by the shareholders of the Munder Money Market Fund at a Special Meeting of the Shareholders held on December 11, 2002.

Number of Munder Money Market Fund shares exchanged for shares of the Fund
Class A	8,239,283
Class B	34,215,499
Class C	6,899,545
Class Y	443,611

Number of Shares issued of the Fund for shares of the Munder Money Market Fund
Class A	8,239,913
Class B	34,214,878
Class C	6,899,465
Class Y	443,611

There was no unrealized appreciation/(depreciation) immediately prior to acquisition of all assets and assumption of all liabilities of the Munder Money Market Fund. There were no undistributed income or gain amounts unpaid prior to the merger of the Munder Money Market Fund.

15

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

	Prior to Merger	After Merger

Net assets of the Munder Money Market Fund
Class A	$8,236,453	$—
Class B	34,213,879	—
Class C	6,898,885	—
Class Y	442,629	—
Net assets of the Fund
Class A	$118,764,658	$127,001,111
Class B	2,287,004	36,500,883
Class C	4,742,605	11,641,490
Class K	673,336,997	673,336,997
Class Y	243,453,297	243,895,926

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request, additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

16

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $6,295 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

17

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $655,622 before payment of sub-administration fees and $187,465 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $37,769 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual

18

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected by the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.15%

    No payments are made under the Plan with regard to Class Y Shares.

    The Distributor voluntarily waived a portion of its 12b-1 fees for Class B and Class C Shares of the Fund. For the period ended December 31, 2003 these waivers amounted to $58,822 and $6,109 for Class B and Class C Shares, respectively. Pursuant to a Reimbursement Agreement with the Fund, the Distributor may seek reimbursement for the portion of these waivers that

19

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

occurred on or after February 12, 2003 and represent amounts expended from the Distributor’s own resources to cover actual expenses or costs on behalf of the Fund. At December 31, 2003, eligible amounts were $31,162 and $185 for Class B and Class C Shares, respectively. The Fund may only grant such reimbursement provided it has a yield that exceeds 0.05% and it receives approval from the Board of Trustees. This Reimbursement Agreement is subject to annual renewal by the Board of Trustees.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $1,046 to Comerica Securities and $443,342 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Distributions to Shareholders

    During the year ended June 30, 2003, distributions of $9,937,189 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Post
Undistributed	October
Ordinary	Loss/Capital
Income	Loss Carryover	Total

$362,545	$(13,767)	$348,778

    The difference between book and tax distributable earnings is primarily due to year-end dividends payable.

6. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $13,767 of unused capital losses of which $10, $287, $4,695, $650, and $8,125 expire in 2005, 2007, 2008, 2009, and 2010, respectively.

    In addition, $10, $287, $4,695, and $650 of the losses expiring in 2005, 2007, 2008, and 2009, respectively, may be further limited as these amounts were acquired in the reorganization with the Munder Money Market Fund that occurred on January 24, 2003.

20

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    At December 31, 2003, aggregate cost for financial reporting purposes was $830,019,143.

7. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

21

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNCASH1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder Emerging
Markets Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return. In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31.

    International markets experienced stronger returns than the U.S. market during the six months ended December 31. The Morgan Stanley Capital International (MSCI) EAFE Index, which measures the performance of stocks in Europe, Australia and the Far East, posted a 26.69% return, while the MSCI Emerging Markets Free Index, a benchmark for freely investable stocks in emerging markets countries, generated an even higher 34.57% return.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    Framlington Overseas Investment Management Limited, the U.K.-based sub-advisor to the Fund and an affiliate of Munder Capital, adheres to a similar approach. Like Munder Capital, Framlington employs a team approach to the management of its portfolios. Framlington’s portfolio managers are assisted by a worldwide network of research analysts.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

The Fund is sub-advised by Framlington Overseas Investment Management, Ltd., which is paid a fee for its services.

Investors should note that the Fund can invest all of its assets in foreign securities, and such investments involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. Generally, these risks are magnified for investments in emerging markets. In addition, the Fund concentrates its investments geographically within emerging markets countries, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

Munder Emerging Markets Fund

Fund Manager: The Munder Emerging Markets Fund Team

    The Fund generated a return of 27.09% for the six months ended December 31, 2003, relative to the 34.57% return for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index and the 34.53% median return for the Lipper universe of emerging markets mutual funds.

    While the Fund had strong absolute performance for the six months ended December 31, it lagged its MSCI Emerging Markets Free Index benchmark. The positive impact from the country allocation of the Fund was offset by weak relative returns of holdings within certain countries. The Fund’s high cash position also held back relative returns.

    The boost to performance from country weightings came largely from the Asian region. An overweighting in China/ Hong Kong and Thailand, an underweight in Taiwan and the lack of a position in Malaysia helped to boost relative returns, more than offsetting the negative impact of an underweight in India. The performance of individual stocks was strongest in the Middle East region, with good relative performance from Israeli stocks offsetting weaker relative returns from Egyptian holdings. The Latin America/ South America region made a more modest contribution to performance, with weakness in Brazilian stocks offset by strength in Venezuelan and Mexican holdings. The positive impact from the performance of individual holdings in

ii

these regions was offset by the relative weakness of holdings in Europe, Africa and Asia. South Africa, Hungary and Russia were the weakest performers in the African and European emerging markets. In the Asian region, the weakest relative returns came from holdings in China/ Hong Kong, South Korea and Thailand. This weakness was only partially offset by strong returns from holdings in Indonesia and Taiwan.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The MSCI Emerging Markets Free Index is an unmanaged index used to measure the common stock price movement of freely investable opportunities for foreign investors in emerging markets countries. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of emerging markets mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

iii

[This Page Intentionally Left Blank]

iv

Munder Emerging Markets Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Shares

		Value

COMMON STOCKS — 89.7%
Brazil — 2.0%
16,000	Petroleo Brasileiro SA — Petrobras, ADR	$467,840

China — 1.9%
6,200,000	Nanjing Dahe Outdoor Media Co.†, ††	439,221

Czech Republic — 1.6%
33,000	Cesky Telekom AS, GDR	371,250

Egypt — 1.3%
89,000	Commercial International Bank Egypt, GDR	290,585

Hong Kong — 5.3%
1,732,500	Chaoda Modern Agriculture (Holdings) Ltd.	574,618
84,000	Henderson Land Development Company Ltd.	371,109
428,000	PCCW Ltd.†	278,396

		1,224,123

Hungary — 1.1%
13,100	Magyar Tavkozlesi Rt., ADR	245,101

India — 2.5%
16,400	ITC Ltd., GDR	359,652
38,000	Mahanagar Telephone Nigam Ltd., ADR	232,560

		592,212

Indonesia — 4.7%
14,025,000	Bentoel International Investama Tbk PT†	149,866
523,000	Indonesian Satellite Corporation-Indosat	931,434

		1,081,300

Israel — 7.8%
63,000	Bank Hapoalim Ltd., GDR	770,175
105,500	Emblaze Ltd.†	231,637
19,297	Given Imaging Ltd.†	345,609
160,000	Super Sol	396,267
16,174	TTI Team Telecom International Ltd.†	78,282

		1,821,970

Mexico — 8.7%
10,600	America Movil SA de CV, ADR, Series L	289,804
80,000	Consorico ARA SA de CV†	198,630
6,000	Fomento Economico Mexicano SA de CV, ADR, Series B	221,280
70,000	Grupo Financiero Banorte SA de CV, Series B	242,947
280,000	Grupo Financiero BBVA Bancomer SA de CV (GFB), Series B†	239,210

See Notes to Financial Statements.

1

Munder Emerging Markets Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares

		Value

COMMON STOCKS (Continued)
Mexico (Continued)
10,700	Telefonos de Mexico SA de CV, ADR, Series L	$353,421
32,200	TV Azteca SA de CV, ADR	293,020
60,000	Wal-Mart de Mexico SA de CV, Series V	171,024

		2,009,336

Russian Federation — 1.2%
6,800	RAO Unified Energy System of Russia, GDR	185,300
5,825	Wimm-Bill-Dann Foods OJSC, ADR†	99,025

		284,325

Singapore — 4.3%
1,010,000	People’s Food Holdings Ltd.††	707,707
570,000	TPV Technology Ltd.††	302,067

		1,009,774

South Africa — 11.1%
195,000	Alexander Forbes Ltd.	342,484
38,500	Anglo American PLC††	829,504
400,000	Dimension Data Holdings PLC†, ††	267,758
29,300	Nedcor Ltd.	271,667
33,700	Sasol Ltd.	478,543
66,400	Standard Bank Group Ltd.	388,866

		2,578,822

South Korea — 24.4%
220,000	DiamondWorks Ltd.*, ***, †, ††	190,767
18,666	Entergisul Co. Ltd.	334,468
22,000	Handsome Co. Ltd.	223,416
5,000	Hite Brewery Co. Ltd.	366,765
10,800	Humax Co. Ltd.	124,180
9,200	Hyundai Department Store Co. Ltd.	300,361
21,080	Kookmin Bank	789,947
36,600	KorAm Bank	430,046
12,400	Korea Electric Power Corporation	222,711
15,600	Korea Telecom Corporation	583,936
9,600	Korean Reinsurance Co.	318,254
19,500	KT Freetel Ltd.†	312,589
22,000	Oriental Fire and Marine Insurance Co. Ltd.	273,269
1,800	POSCO	246,244

See Notes to Financial Statements.

2

Shares

		Value

South Korea (Continued)
1,731	Samsung Electronics Company Ltd.	$655,209
18,400	Shinhan Financial Group Co. Ltd.	294,184

		5,666,346

Taiwan — 3.4%
21,000	Fubon Financial Holding Co. Ltd., GDR	217,350
24,800	Hon Hai Precision Industry Co. Ltd., GDR	197,160
162,000	Yageo Corporation, GDR	367,740

		782,250

Thailand — 7.1%
122,000	Hana Microelectronics Public Company Ltd.	384,882
1,083,900	Krung Thai Bank Public Company Ltd.	336,475
530,000	National Finance PLC	223,383
287,000	Siam Makro	333,195
334,000	Siam Panich Leasing Public Company Ltd.	362,471

		1,640,406

Venezuela — 1.3%
20,000	Compania Anonima Nacional Telefonos de Venezuela, ADR, Class D	305,200

TOTAL COMMON STOCKS
(Cost $18,041,330)		20,810,061

PREFERRED STOCKS — 6.5%
Brazil — 6.5%
82,806,957	Banco Bradesco SA	435,524
8,000	Brasil Telecom Participacoes SA, ADR	302,400
9,000	Companhia Vale do Rio Doce, ADR, Class A	459,203
15,000	Gerdau SA	316,609
417	Telemar Norte Leste SA, Series A	8

		1,513,744

TOTAL PREFERRED STOCKS
(Cost $872,240)		1,513,744

INVESTMENT COMPANY SECURITIES — 1.4%
(Cost $700,000)
South Korea — 1.4%
70,000	Korea Investment Opportunities Ltd.**, ***, †, ††	326,900

See Notes to Financial Statements.

3

Munder Emerging Markets Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares

		Value

South Korea (Continued)
RIGHTS — 0.0%#
(Cost $0)
Thailand — 0.0%#
205,263	TelecomAsia, expires 03/01/2008, (exercise price: THB 11.85)***, †	$6,192

WARRANTS — 0.1%
(Cost $32,387)
South Korea — 0.1%
110	DiamondWorks Ltd., expires 6/18/2005 (exercise price: CAD 1.80)*, ***, †, ††	29,868

Principal
Amount

REPURCHASE AGREEMENT — 1.8%
(Cost $413,000)
$413,000	Agreement with State Street Bank and Trust Company, 0.780% dated 12/31/2003, to be repurchased at $413,018 on 01/02/2004, collateralized by $420,000 FNMA, maturing 01/30/2006 (value $424,171)	413,000

TOTAL INVESTMENTS
(Cost $20,058,957)	99.5%	23,099,765
OTHER ASSETS AND LIABILITIES (Net)	0.5	125,573

NET ASSETS	100.0%	$23,225,338

*	Restricted security, which is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder Emerging Markets Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At December 31, 2003, this security represents $220,635, 1.0% of net assets.

Security	Acquisition Date	Cost

DiamondWorks Ltd.(a)	12/17/2003	$191,832
DiamondWorks Ltd. (Warrants)(a)	12/17/2003	32,387

(a)	Represents 68.8% of the market value per share of the same issuer on December 31, 2003 and on December 17, 2003 the date on which the purchase price was agreed to and an enforceable right to acquire the security was obtained.

**	Affiliated security.

***	Fair valued security as of December 31, 2003 (see Notes to Financial Statements, Note 2).

†	Non-income producing security.

See Notes to Financial Statements.

4

††	Country classification is based on the country in which the company primarily trades, earns its revenues or profits, produces or sells its goods, makes investments or performs services.

#	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:
ADR  — American Depositary Receipt
CAD  — Canadian Dollar
FNMA — Federal National Mortgage Association
GDR  — Global Depositary Receipt
THB  — Thailand Baht

See Notes to Financial Statements.

5

Munder Emerging Markets Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

At December 31, 2003 industry diversification of the Munder Emerging Markets Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Banks	14.1%	$3,283,927
Diversified Telecommunication Services	12.6	2,930,048
Industrial Conglomerates	8.0	1,849,133
Metals & Mining	5.5	1,266,516
Diversified Financials	5.3	1,230,404
Oil & Gas	4.1	946,383
Insurance	3.5	808,873
Multiline Retail	3.5	804,580
Media	3.2	732,241
Food Products	2.9	673,643
Household Durables	2.8	657,277
Semiconductors & Semiconductor Equipment	2.8	655,209
Wireless Telecommunication Services	2.6	602,393
Beverages	2.5	588,045
Electronic Equipment & Instruments	2.5	582,042
Tobacco	2.2	509,518
Information Technology Services	2.1	499,395
Electric Utilities	1.8	408,011
Food & Drug Retailing	1.7	396,267
Real Estate	1.6	371,109
Electrical Equipment	1.6	367,740
Health Care Equipment & Supplies	1.5	345,609
Textiles, Apparel & Luxury Goods	1.0	223,416
Software	0.3	78,282

TOTAL COMMON STOCKS	89.7	20,810,061
PREFERRED STOCKS:
Metals & Mining	3.3	775,812
Banks	1.9	435,524
Diversified Telecommunication Services	1.3	302,408

TOTAL PREFERRED STOCKS	6.5	1,513,744
INVESTMENT COMPANY SECURITIES	1.4	326,900
RIGHTS
Diversified Telecommunications Services	0.0 #	6,192
WARRANTS
Metals & Mining	0.1	29,868
REPURCHASE AGREEMENT	1.8	413,000

TOTAL INVESTMENTS	99.5	23,099,765
OTHER ASSETS AND LIABILITIES (Net)	0.5	125,573

NET ASSETS	100.0%	$23,225,338

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

6

[This Page Intentionally Left Blank]

7

Munder Emerging Markets Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated issuers (cost — $18,945,957)	$22,359,865
Securities of affiliated issuer (cost — $700,000)	326,900
Repurchase agreement (cost — $413,000)	413,000

Total Investments	23,099,765
Cash	2,896
Foreign currency, at value	355
Interest receivable	9
Dividends receivable	123,446
Receivable for Fund shares sold	67,679
Prepaid expenses and other assets	32,062

Total Assets	23,326,212

LIABILITIES:
Payable for Fund shares redeemed	33,240
Trustees’ fees and expenses payable	18,158
Transfer agency/record keeping fees payable	10,412
Custody fees payable	6,500
Administration fees payable	2,474
Distribution and shareholder servicing fees payable — Class A, B and C Shares	2,420
Shareholder servicing fees payable — Class K Shares	1,741
Investment advisory fees payable	476
Accrued expenses and other payables	25,453

Total Liabilities	100,874

NET ASSETS	$23,225,338

Investments, at cost	$20,058,957

Foreign currency, at cost	$355

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(95,353)
Accumulated net realized loss on investments sold	(22,931,569)
Net unrealized appreciation of investments	3,041,206
Paid-in capital	43,211,054

$23,225,338

NET ASSETS:
Class A Shares	$1,805,631

Class B Shares	$2,126,790

Class C Shares	$511,395

Class K Shares	$10,781,067

Class Y Shares	$8,000,455

SHARES OUTSTANDING:
Class A Shares	150,185

Class B Shares	184,968

Class C Shares	44,887

Class K Shares	909,226

Class Y Shares	673,688

CLASS A SHARES:
Net asset value and redemption price per share	$12.02

Maximum sales charge	5.50%
Maximum offering price per share	$12.72

CLASS B SHARES:
Net asset value and offering price per share*	$11.50

CLASS C SHARES:
Net asset value and offering price per share*	$11.39

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$11.86

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$11.88

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Emerging Markets Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$6,650
Dividends(a)	279,186

Total Investment Income	285,836

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	2,363
Class B Shares	8,415
Class C Shares	2,021
Shareholder servicing fees:
Class K Shares	13,036
Investment advisory fees	136,825
Custody fees	33,722
Transfer agency/record keeping fees	24,909
Legal and audit fees	23,326
Registration and filing fees	21,113
Administration fees	15,580
Trustees’ fees and expenses	13,058
Other	16,024

Total Expenses	310,392
Fees waived by transfer agent	(1,253)

Net Expenses	309,139

NET INVESTMENT LOSS	(23,303)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated issuers(b)	2,032,648
Foreign currency–related transactions	(22,548)
Net change in unrealized appreciation/(depreciation) of:
Securities	3,198,963
Foreign currency–related transactions	(7,435)

Net realized and unrealized gain on investments	5,201,628

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,178,325

(a)	Net of foreign withholding taxes of $27,730.

(b)	Net of foreign capital gains taxes of $45,308.

See Notes to Financial Statements.

10

Munder Emerging Markets Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment income/(loss)	$(23,303)	$58,142
Net realized gain/(loss) on investments sold	2,010,100	(1,075,269)
Net change in unrealized appreciation/(depreciation) of investments	3,191,528	2,225,724

Net increase in net assets resulting from operations	5,178,325	1,208,597
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(791,484)	157,041
Class B Shares	325,304	(194,546)
Class C Shares	71,889	(47,145)
Class K Shares	(1,376,378)	(5,504,544)
Class Y Shares	(527,498)	(1,386,029)

Net increase/(decrease) in net assets	2,880,158	(5,766,626)
NET ASSETS:
Beginning of period	20,345,180	26,111,806

End of period	$23,225,338	$20,345,180

Accumulated net investment loss	$(95,353)	$(72,050)

See Notes to Financial Statements.

11

Munder Emerging Markets Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold*	$1,502,199	$2,714,585
Redeemed	(2,293,683)	(2,557,544)

Net increase/(decrease)	$(791,484)	$157,041

Class B Shares:
Sold	$603,458	$309,856
Redeemed*	(278,154)	(504,402)

Net increase/(decrease)	$325,304	$(194,546)

Class C Shares:
Sold	$101,212	$150,665
Redeemed	(29,323)	(197,810)

Net increase/(decrease)	$71,889	$(47,145)

Class K Shares:
Sold	$478,491	$319,243
Redeemed	(1,854,869)	(5,823,787)

Net decrease	$(1,376,378)	$(5,504,544)

Class Y Shares:
Sold	$215,735	$337,487
Redeemed	(743,233)	(1,723,516)

Net decrease	$(527,498)	$(1,386,029)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold*	141,552	332,195
Redeemed	(218,132)	(316,915)

Net increase/(decrease)	(76,580)	15,280

Class B Shares:
Sold	57,542	39,109
Redeemed*	(27,963)	(64,222)

Net increase/(decrease)	29,579	(25,113)

Class C Shares:
Sold	9,459	20,171
Redeemed	(2,783)	(26,026)

Net increase/(decrease)	6,676	(5,855)

Class K Shares:
Sold	44,400	35,372
Redeemed	(172,859)	(729,385)

Net decrease	(128,459)	(694,013)

Class Y Shares:
Sold	20,706	39,617
Redeemed	(69,120)	(203,024)

Net decrease	(48,414)	(163,407)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Emerging Markets Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year		Year	Year		Year
	12/31/03(c)		Ended	Ended		Ended	Ended		Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)		6/30/01	6/30/00(c)		6/30/99(c)

Net asset value, beginning of period	$9.47		$8.68	$8.62		$12.78	$11.69		$8.99

Income/(loss) from investment operations:
Net investment income/(loss)	(0.01)		0.02	0.00	(d)	(0.07)	(0.00	)(d)	0.03
Net realized and unrealized gain/(loss) on investments	2.56		0.77	0.06		(4.05)	1.09		2.67

Total from investment operations	2.55		0.79	0.06		(4.12)	1.09		2.70

Less distributions:
Dividends from net investment income	—		—	—		(0.04)	—		—
Distributions from capital	—		—	(0.00	)(d)	—	—		—

Total distributions	—		—	(0.00	)(d)	(0.04)	—		—

Net asset value, end of period	$12.02		$9.47	$8.68		$8.62	$12.78		$11.69

Total return(b)	26.93%		9.10%	0.75%		(32.32)%	9.32%		30.03%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$1,806		$2,148	$1,836		$1,685	$3,637		$961
Ratio of operating expenses to average net assets	2.83	%(e)	2.37%	1.95%		2.02%	1.98%		1.85%
Ratio of net investment income/(loss) to average net assets	(0.23	)%(e)	0.27%	0.04%		(0.54)%	(0.02)%		0.39%
Portfolio turnover rate	58%		136%	230%		223%	177%		159%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.84	%(e)	2.93%	1.96%		2.08%	2.14%		2.12%

(a)	The Munder Emerging Markets Fund Class A Shares and Class B Shares commenced operations on January 14, 1997 and February 25, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

$9.09		$8.40	$8.42	$12.52	$11.47	$8.95

(0.05)		(0.04)	(0.06)	(0.16)	(0.10)	(0.03)
2.46		0.73	0.04	(3.94)	1.15	2.55

2.41		0.69	(0.02)	(4.10)	1.05	2.52

—		—	—	—	—	—
—		—	—	—	—	—

—		—	—	—	—	—

$11.50		$9.09	$8.40	$8.42	$12.52	$11.47

26.51%		8.21%	(0.36)%	(32.67)%	9.15%	28.16%

$2,127		$1,413	$1,516	$1,587	$3,012	$1,121
3.58	%(e)	3.12%	2.70%	2.76%	2.73%	2.60%
(0.98	)%(e)	(0.48)%	(0.71)%	(1.28)%	(0.77)%	(0.36)%
58%		136%	230%	223%	177%	159%
3.59	%(e)	3.68%	2.71%	2.83%	2.88%	2.87%

See Notes to Financial Statements.

15

Munder Emerging Markets Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$9.01		$8.32	$8.36	$12.43	$11.47	$8.96

Income/(loss) from investment operations:
Net investment income/(loss)	(0.05)		(0.04)	(0.06)	(0.15)	(0.10)	(0.03)
Net realized and unrealized gain/(loss) on investments	2.43		0.73	0.02	(3.92)	1.06	2.54

Total from investment operations	2.38		0.69	(0.04)	(4.07)	0.96	2.51

Less distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from capital	—		—	—	—	—	—

Total distributions	—		—	—	—	—	—

Net asset value, end of period	$11.39		$9.01	$8.32	$8.36	$12.43	$11.47

Total return(b)	26.42%		8.29%	(0.48)%	(32.74)%	8.37%	28.01%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$511		$344	$367	$439	$807	$497
Ratio of operating expenses to average net assets	3.58	%(e)	3.12%	2.70%	2.76%	2.73%	2.60%
Ratio of net investment income/(loss) to average net assets	(0.98	)%(e)	(0.48)%	(0.71)%	(1.28)%	(0.77)%	(0.36)%
Portfolio turnover rate	58%		136%	230%	223%	177%	159%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.59	%(e)	3.68%	2.71%	2.83%	2.89%	2.87%

(a)	The Munder Emerging Markets Fund Class C Shares and Class K Shares commenced operations on March 3, 1997 and January 10, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year	Year		Year	Year		Year
12/31/03(c)		Ended	Ended		Ended	Ended		Ended
(Unaudited)		6/30/03(c)	6/30/02(c)		6/30/01	6/30/00(c)		6/30/99(c)

$9.34		$8.56	$8.53		$12.62	$11.60		$8.99

(0.01)		0.02	0.00	(d)	(0.06)	(0.00	)(d)	0.03
2.53		0.76	0.03		(3.99)	1.02		2.58

2.52		0.78	0.03		(4.05)	1.02		2.61

—		—	—		(0.04)	—		—
—		—	(0.00	)(d)	—	—		—

—		—	(0.00	)(d)	(0.04)	—		—

$11.86		$9.34	$8.56		$8.53	$12.62		$11.60

26.98%		9.11%	0.41%		(32.17)%	8.79%		29.03%

$10,781		$9,693	$14,823		$26,696	$41,167		$36,438
2.83	%(e)	2.37%	1.95%		2.02%	1.98%		1.85%
(0.23	)%(e)	0.27%	0.04%		(0.54)%	(0.02)%		0.39%
58%		136%	230%		223%	177%		159%
2.84	%(e)	2.93%	1.96%		2.08%	2.14%		2.12%

See Notes to Financial Statements.

17

Munder Emerging Markets Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$9.34		$8.55	$8.51	$12.70	$11.64	$9.00

Income/(loss) from investment operations:
Net investment income/(loss)	0.00	(d)	0.04	0.02	(0.05)	0.03	0.05
Net realized and unrealized gain/(loss) on investments	2.54		0.75	0.04	(4.05)	1.03	2.59

Total from investment operations	2.54		0.79	0.06	(4.10)	1.06	2.64

Less distributions:
Dividends from net investment income	—		—	—	(0.09)	—	—
Distributions from capital	—		—	(0.02)	—	—	—

Total distributions	—		—	(0.02)	(0.09)	—	—

Net asset value, end of period	$11.88		$9.34	$8.55	$8.51	$12.70	$11.64

Total return(b)	27.09%		9.24%	0.66%	(32.31)%	9.11%	29.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,000		$6,747	$7,571	$11,913	$19,896	$17,857
Ratio of operating expenses to average net assets	2.58	%(e)	2.12%	1.70%	1.76%	1.73%	1.60%
Ratio of net investment income/(loss) to average net assets	0.02	%(e)	0.52%	0.29%	(0.28)%	0.23%	0.64%
Portfolio turnover rate	58%		136%	230%	223%	177%	159%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.59	%(e)	2.68%	1.71%	1.83%	1.89%	1.87%

(a)	The Munder Emerging Markets Fund Class Y Shares commenced operations on December 31, 1996.

(b)	Total return represents aggregate total return for the period.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

18

Munder Emerging Markets Fund

Notes to Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Emerging Markets Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares – Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair

19

Munder Emerging Markets Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) on foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign

20

Munder Emerging Markets Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $1,253 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

21

Munder Emerging Markets Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund held less than sixty (60) days may be subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 1.25% of the value of its daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder

22

Munder Emerging Markets Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $15,580 before payment of sub-administration fees and $4,455 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Pursuant to a sub-advisory agreement with the Advisor, Framlington Overseas Investment Management Limited (the “Sub-Advisor”) provides sub-advisory services to the Fund and is responsible for its management, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Fund, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to 40% of the net advisory revenues earned by the Advisor with respect to the Fund. The Advisor indirectly owns a 49% interest in the Sub-Advisor.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $813 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as

23

Munder Emerging Markets Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Sub-Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service

24

Munder Emerging Markets Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $6 to Comerica Securities and $13,104 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $11,746,421 and $11,550,053 respectively, for the period ended December 31, 2003.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $4,308,045 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,267,237 and net appreciation for financial reporting purposes was $3,040,808. At December 31, 2003, aggregate cost for financial reporting purposes was $20,058,957.

6. Transactions with Affiliated Companies

    The term “affiliated company” includes investment companies with the same sub-advisor as the Fund. At, or during the period ended December 31, 2003, the Fund held the following security of an affiliated company:

		Purchased		Sold
	Value at					Value at	Realized
Affiliate	6/30/03	Cost	Shares	Cost	Shares	12/31/03	Gain/(Loss)

Korea Investment Opportunities Ltd.	$270,900	$—	—	$—	—	$326,900	$—

7. Geographic Concentration

    The Fund primarily invests in securities of companies in emerging markets, based on the country of organization, the primary stock exchange on which the security is traded, the location of most of the company’s assets, or the location where goods are produced or sold, investments are made or services are performed that account for most of the company’s revenues or profits. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

25

Munder Emerging Markets Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

8. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $179.

9. Distributions to Shareholders

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Post
October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(24,803,891)	$(352,901)	$(25,156,792)

    The differences between book and tax distributable earnings are primarily due to wash sales and passive foreign investment companies (“PFIC”).

10. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $23,320,582 of unused capital losses of which $5,449,416, $2,111,714, $14,932,517 and $826,935 expire in 2007, 2009, 2010 and 2011, respectively.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital and currency losses arising between November 1, 2002 and June 30, 2003 of $1,429,692 and $53,617, respectively.

26

Munder Emerging Markets Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

11. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

27

[This Page Intentionally Left Blank]

28

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
480 Pierce Street
Birmingham, MI 48009
SUB-ADVISOR

Framlington Overseas Investment Management Limited
155 Bishopsgate
London, England EC2M 3XJ
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNEMRG1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder Future
Technology Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return. In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

The Fund concentrates its investments in technology securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Because the Fund tends to invest in smaller company stocks, its holdings may also be more volatile and less liquid than large company stocks. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

As a “non-diversified” fund under the Investment Company Act of 1940, more of the Fund’s assets may be invested in fewer securities. The Fund also concentrates its holdings in a small number of investments. Both factors increase the Fund’s risk because each investment has a greater effect on performance.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

Munder Future Technology Fund

Fund Manager: The Munder Future Technology Fund Team

    The Fund earned a return of 19.05% for the six months ended December 31, 2003, relative to the 26.55% return for the Goldman Sachs Technology Composite and the 24.27% median return for the Lipper universe of science and technology mutual funds.

    The Fund earned a strong absolute return for the six months ended December 31, although its performance lagged its Goldman Sachs Technology benchmark. In terms of sector weightings, an overweight in the computers and peripherals sector offset relative strength from an underweight in the information technology services sector. Stock selection, particularly in the communications equipment, semiconductor and Internet software and services sectors of the Fund, held back relative returns. Weak performers within the communications equipment sector included Nokia Corporation (a provider of mobile phones, as well as networks) and InterDigital Communications Corporation (a company involved in the architecture, design and delivery of digital wireless technology and product platforms). Weakness in the semiconductor sector was due to an overweight in Taiwan Semiconductor Manufacturing Company Ltd. and the lack of holdings in some of the stronger semiconductor-related stocks. An overweight in Microsoft Corporation was responsible for weak relative returns in the Internet software and services sector.

ii

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Goldman Sachs Technology Composite is a modified capitalization-weighted index of selected technology stocks. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of science and technology mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

iii

[This Page Intentionally Left Blank]

iv

Munder Future Technology Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Shares		Value

COMMON STOCKS — 93.5%
Communications Equipment — 18.1%
550,000	ADC Telecommunications, Inc.†	$1,633,500
39,000	ADTRAN, Inc.	1,209,000
17,000	Advanced Fibre Communications, Inc.†	342,550
60,000	Alvarion Ltd.†	693,000
947,200	Cisco Systems, Inc.†	23,007,488
82,000	Comverse Technology, Inc.†	1,442,380
145,000	Corning, Inc.†	1,512,350
145,000	Interdigital Communications Corporation†	2,992,800
80,000	Juniper Networks, Inc.†	1,494,400
94,988	NetScreen Technologies, Inc.†	2,350,953
326,000	Nokia Corporation, ADR	5,542,000
741,000	Nortel Networks Corporation†	3,134,430
128,500	QUALCOMM, Inc.	6,930,005
3,000	Research In Motion Ltd.†	200,490
158,000	Sonus Networks, Inc.†	1,194,480

		53,679,826

Computers & Peripherals — 22.2%
68,000	Apple Computer, Inc.†	1,453,160
528,000	Dell, Inc.†	17,930,880
550,000	EMC Corporation†	7,106,000
495,130	Hewlett-Packard Company	11,373,136
160,000	International Business Machines Corporation	14,828,800
158,000	Lexmark International, Inc., Class A†	12,425,120
44,000	Network Appliance, Inc.†	903,320

		66,020,416

Information Technology Services — 4.2%
140,000	Accenture Ltd., Class A†	3,684,800
84,000	Automatic Data Processing, Inc.	3,327,240
132,000	First Data Corporation	5,423,880

		12,435,920

Internet Software & Services — 2.4%
68,000	Digital River, Inc.†	1,502,800
187,700	DoubleClick, Inc.†	1,918,294
138,000	VeriSign, Inc.†	2,249,400
169,950	webMethods, Inc.†	1,555,043

		7,225,537

See Notes to Financial Statements.

1

Munder Future Technology Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Media — 0.2%
32,000	Macrovision Corporation†	$722,880

Semiconductors & Semiconductor Equipment — 25.3%
75,000	AMIS Holdings, Inc.†	1,371,000
172,000	Analog Devices, Inc.†	7,851,800
40,000	August Technology Corporation†	742,000
745,000	Intel Corporation	23,989,000
23,000	Lam Research Corporation†	742,900
55,000	Linear Technology Corporation	2,313,850
94,000	Maxim Integrated Products, Inc.	4,681,200
51,000	Microchip Technology, Inc.	1,701,360
158,000	Novellus Systems, Inc.†	6,643,900
8,000	Omnivision Technologies, Inc.†	442,000
88,500	Rudolph Technologies, Inc.†	2,171,790
109,700	Sigmatel, Inc.†	2,707,396
11,000	Silicon Laboratories, Inc.†	475,420
167,000	STMicroelectronics NV, NYR	4,510,670
401,000	Taiwan Semiconductor Manufacturing Company Ltd., ADR†	4,106,240
319,700	Texas Instruments, Inc.	9,392,786
300,000	United Microelectronics Corporation, ADR†	1,485,000

		75,328,312

Software — 21.1%
41,000	Adobe Systems, Inc.	1,611,300
22,000	Altiris, Inc.†	802,560
71,000	Bea Systems, Inc.†	873,300
130,000	Check Point Software Technologies Ltd.†	2,186,600
52,000	Electronic Arts, Inc.†	2,484,560
34,000	Intuit, Inc.†	1,798,940
30,000	Mercury Interactive Corporation†	1,459,200
865,400	Microsoft Corporation	23,833,116
1,369,625	Oracle Corporation†	18,079,050
55,000	Quest Software, Inc.†	781,000
100,000	Red Hat, Inc.†	1,877,000
100,000	Siebel Systems, Inc.†	1,387,000

See Notes to Financial Statements.

2

Shares		Value

Software (Continued)
30,000	Symantec Corporation†	$1,039,500
120,575	VERITAS Software Corporation†	4,480,567

		62,693,693

TOTAL COMMON STOCKS
(Cost $363,671,557)		278,106,584

LIMITED PARTNERSHIPS — 1.9%
Technology Hardware & Equipment — 1.9%
12,000,000	Blue Stream Ventures, L.P.†, ††, **, ***	4,369,416
1,875,000	New Enterprise Associates 10, L.P.†, **, ***	1,362,178

		5,731,594

TOTAL LIMITED PARTNERSHIPS
(Cost $13,218,088)		5,731,594

PREFERRED STOCKS — 0.0%
(Cost $2,999,991)
Electronic Equipment & Instruments — 0.0%
326,086	Bandwidth9, Inc.†, **, ***	0

INVESTMENT COMPANY SECURITIES — 1.1%
(Cost $3,112,715)
86,950	Nasdaq-100 Trust, Series 1†	3,170,197

Principal
Amount

CONVERTIBLE BONDS AND NOTES — 0.1%
(Cost $4,587,500)
Communications Equipment — 0.1%
$5,000,000	Kestrel Solutions, Inc., 144A 5.500% due 7/15/2005†, †††, ***	410,229

REPURCHASE AGREEMENT — 3.2%
(Cost $9,543,000)
9,543,000	Agreement with State Street Bank and Trust Company, 0.780% dated 12/31/2003, to be repurchased at $9,543,414 on 01/02/2004, collateralized by $9,380,000 FHLB, 4.125% maturing 05/13/2005 (value $9,737,219)	9,543,000

See Notes to Financial Statements.

3

Munder Future Technology Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Value

OTHER INVESTMENTS*
(Cost $4,129,846)	1.4%	$4,129,846

TOTAL INVESTMENTS
(Cost $401,262,697)	101.2%	301,091,450
OTHER ASSETS AND LIABILITIES (Net)	(1.2)	(3,651,652)

NET ASSETS	100.0%	$297,439,798

*	As of December 31, 2003 the market value of the securities on loan is $3,871,862. Cash collateral received for securities loaned of $1,717,266 is invested in 1,717,266 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio. Cash collateral received for securities loaned of $2,412,580 is invested in $1,771,000 of United States Treasury Bonds.

**	Restricted security, which is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder Future Technology Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At December 31, 2003 these securities represent $5,731,594, 1.9% of net assets.

Security	Acquisition Date	Cost

Bandwidth9, Inc.	11/01/00	$2,999,991
Blue Stream Ventures L.P.	07/31/00	2,847,518
	10/16/00	2,847,518
	05/25/01	1,898,345
	02/13/01	1,898,345
	12/02/02	949,172
	09/24/03	1,000,000
New Enterprise Associates 10 L.P.	10/26/00	273,475
	01/05/01	136,738
	07/27/01	68,369
	09/26/01	136,738
	01/16/02	143,018
	04/23/02	143,018
	07/12/02	143,018
	11/12/02	143,018
	02/04/03	144,300
	07/16/03	145,880
	09/19/03	149,618
	12/10/03	150,000

***	Fair valued security as of December 31, 2003 (see Notes to Financial Statements, Note 2).

See Notes to Financial Statements.

4

†	Non-income producing security.

††	Affiliated security.

†††	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATIONS:

ADR — American Depositary Receipt
FHLB — Federal Home Loan Bank
NYR — New York Registered Shares

At December 31, 2003 the country diversification of the Munder Future Technology Fund was as follows (assume United States unless otherwise indicated):

	%
	Net Assets	Value

COMMON STOCKS:
United States	84.9%	$252,563,354
Taiwan	1.9	5,591,240
Finland	1.9	5,542,000
Netherlands	1.5	4,510,670
Bermuda	1.2	3,684,800
Canada	1.1	3,334,920
Israel	1.0	2,879,600

TOTAL COMMON STOCKS	93.5	278,106,584
LIMITED PARTNERSHIPS	1.9	5,731,594
PREFERRED STOCKS	0.0	0
INVESTMENT COMPANY SECURITIES	1.1	3,170,197
CONVERTIBLE BONDS AND NOTES	0.1	410,229
REPURCHASE AGREEMENT	3.2	9,543,000
OTHER INVESTMENTS	1.4	4,129,846

TOTAL INVESTMENTS	101.2	301,091,450
OTHER ASSETS AND LIABILITIES (NET)	(1.2)	(3,651,652)

NET ASSETS	100.0%	$297,439,798

See Notes to Financial Statements.

5

Munder Future Technology Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated issuers* (Cost — $380,278,799)	$287,179,034
Securities of affiliated issuers (Cost — $11,440,898)	4,369,416
Repurchase agreement (Cost — $9,543,000)	9,543,000

Total Investments	301,091,450
Cash	780
Interest receivable	207
Dividends receivable	54,871
Receivable for investment securities sold	30,041,113
Receivable for Fund shares sold	187,406
Prepaid expenses and other assets	96,985

Total Assets	331,472,812

LIABILITIES:
Payable for Fund shares redeemed	1,619,364
Payable for investment securities purchased	27,171,220
Payable upon return of securities loaned	4,129,846
Transfer agency/record keeping fees payable	645,793
Distribution and shareholder servicing fees payable — Class A, B and C Shares	237,514
Trustees’ fees and expenses payable	35,632
Administration fees payable	33,632
Custody fees payable	9,747
Investment advisory fees payable	9,294
Shareholder servicing fees payable — Class K Shares	24
Accrued expenses and other payables	140,948

Total Liabilities	34,033,014

NET ASSETS	$297,439,798

Investments, at cost	$401,262,697

*	Including $3,871,862 of securities loaned.

See Notes to Financial Statements.

6

NET ASSETS CONSIST OF:
Accumulated net investment loss	$(4,032,579)
Accumulated net realized loss on investments sold	(1,469,530,944)
Net unrealized depreciation of investments	(100,171,247)
Paid-in capital	1,871,174,568

$297,439,798

NET ASSETS:
Class A Shares	$96,790,528

Class B Shares	$123,650,246

Class C Shares	$73,245,241

Class K Shares	$116,922

Class Y Shares	$3,636,861

SHARES OUTSTANDING:
Class A Shares	25,000,181

Class B Shares	32,919,646

Class C Shares	21,608,918

Class K Shares	27,803

Class Y Shares	856,558

CLASS A SHARES:
Net asset value and redemption price per share	$3.87

Maximum sales charge	5.50%
Maximum offering price per share	$4.10

CLASS B SHARES:
Net asset value and offering price per share*	$3.76

CLASS C SHARES:
Net asset value and offering price per share*	$3.39

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$4.21

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$4.25

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Future Technology Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$59,559
Dividends(a)	472,396
Securities lending	16,099

Total Investment Income	548,054

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	121,873
Class B Shares	609,196
Class C Shares	351,590
Shareholder servicing fees:
Class K Shares	169
Transfer agency/record keeping fees	1,633,626
Investment advisory fees	1,465,640
Administration fees	208,605
Printing and mailing fees	196,989
Custody fees	44,976
Legal and audit fees	27,592
Registration and filing fees	17,482
Trustees’ fees and expenses	15,311
Other	13,222

Total Expenses	4,706,271
Fees waived by transfer agent	(147,147)

Net Expenses	4,559,124

NET INVESTMENT LOSS	(4,011,070)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from security transactions of unaffiliated issuers	(12,117,644)
Net change in unrealized appreciation/ (depreciation) of securities	64,881,982

Net realized and unrealized gain on investments	52,764,338

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,753,268

(a)	Net of foreign withholding taxes of $135.

See Notes to Financial Statements.

8

Munder Future Technology Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment loss	$(4,011,070)	$(8,106,027)
Net realized loss on investments sold	(12,117,644)	(130,366,853)
Net change in unrealized appreciation/ (depreciation) of investments	64,881,982	143,139,279

Net increase in net assets resulting from operations	48,753,268	4,666,399
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(10,661,241)	(18,198,063)
Class B Shares	(9,158,177)	(22,047,224)
Class C Shares	523,396	(10,635,301)
Class K Shares	(82,955)	(441,093)
Class Y Shares	105,940	(1,237,892)
Short-term trading fees	69	—

Net increase/(decrease) in net assets	29,480,300	(47,893,174)
NET ASSETS:
Beginning of period	267,959,498	315,852,672

End of period	$297,439,798	$267,959,498

Accumulated net investment loss	$(4,032,579)	$(21,509)

See Notes to Financial Statements.

9

Munder Future Technology Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold	$3,222,144	$25,601,782
Redeemed	(13,883,385)	(43,799,845)

Net decrease	$(10,661,241)	$(18,198,063)

Class B Shares:
Sold	$2,912,604	$8,061,078
Redeemed	(12,070,781)	(30,108,302)

Net decrease	$(9,158,177)	$(22,047,224)

Class C Shares:
Sold	$13,039,253	$16,021,168
Redeemed	(12,515,857)	(26,656,469)

Net increase/(decrease)	$523,396	$(10,635,301)

Class K Shares:
Sold	$—	$3,345
Redeemed	(82,955)	(444,438)

Net decrease	$(82,955)	$(441,093)

Class Y Shares:
Sold	$397,701	$1,169,294
Redeemed	(291,761)	(2,407,186)

Net increase/(decrease)	$105,940	$(1,237,892)

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold	895,011	9,000,669
Redeemed	(3,797,693)	(15,241,217)

Net decrease	(2,902,682)	(6,240,548)

Class B Shares:
Sold	828,756	2,841,856
Redeemed	(3,394,124)	(10,841,439)

Net decrease	(2,565,368)	(7,999,583)

Class C Shares:
Sold	4,140,326	6,219,998
Redeemed	(3,956,438)	(10,593,808)

Net increase/(decrease)	183,888	(4,373,810)

Class K Shares:
Sold	—	1,366
Redeemed	(21,690)	(140,997)

Net decrease	(21,690)	(139,631)

Class Y Shares:
Sold	100,708	370,748
Redeemed	(74,496)	(761,077)

Net increase/(decrease)	26,212	(390,329)

See Notes to Financial Statements.

11

Munder Future Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Period
	12/31/03(c)		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00

Net asset value, beginning of period	$3.26		$3.12	$6.02	$16.66	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.04)		(0.08)	(0.10)	(0.15)	(0.08)
Net realized and unrealized gain/(loss) on investments	0.65		0.22	(2.80)	(10.49)	6.74

Total from investment operations	0.61		0.14	(2.90)	(10.64)	6.66

Net asset value, end of period	$3.87		$3.26	$3.12	$6.02	$16.66

Total return (b)	18.71%		4.49%	(48.17)%	(63.87)%	66.60%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$96,791		$90,905	$106,583	$268,665	$823,008
Ratio of operating expenses to average net assets	2.62	%(d)	3.00%	2.56%	1.89%	1.60	%(d)
Ratio of net investment loss to average net assets	(2.25	)%(d)	(2.68)%	(2.25)%	(1.37)%	(1.28	)%(d)
Portfolio turnover rate	27%		44%	89%	145%	53%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.72	%(d)	3.13%	2.59%	1.95%	1.65	%(d)

(a)	The Munder Future Technology Fund Class A Shares and Class B Shares commenced operations on October 26, 1999.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year	Year	Year	Period
12/31/03(c)		Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00

$3.17		$3.06	$5.95	$16.58	$10.00

(0.05)		(0.10)	(0.13)	(0.22)	(0.13)
0.64		0.21	(2.76)	(10.41)	6.71

0.59		0.11	(2.89)	(10.63)	6.58

$3.76		$3.17	$3.06	$5.95	$16.58

18.61%		3.59%	(48.57)%	(64.11)%	65.80%

$123,650		$112,580	$133,166	$324,763	$880,011
3.37	%(d)	3.75%	3.31%	2.64%	2.35	%(d)
(3.00	)%(d)	(3.43)%	(3.00)%	(2.12)%	(2.03	)%(d)
27%		44%	89%	145%	53%
3.47	%(d)	3.88%	3.34%	2.70%	2.40	%(d)

See Notes to Financial Statements.

13

Munder Future Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Period
	12/31/03(c)		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00

Net asset value, beginning of period	$2.86		$2.76	$5.38	$15.00	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.05)		(0.09)	(0.12)	(0.20)	(0.11)
Net realized and unrealized gain/(loss) on investments	0.58		0.19	(2.50)	(9.42)	5.11

Total from investment operations	0.53		0.10	(2.62)	(9.62)	5.00

Net asset value, end of period	$3.39		$2.86	$2.76	$5.38	$15.00

Total return (b)	18.53%		3.62%	(48.70)%	(64.13)%	50.00%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$73,245		$61,337	$71,303	$185,063	$530,462
Ratio of operating expenses to average net assets	3.37	%(d)	3.75%	3.31%	2.64%	2.35	%(d)
Ratio of net investment loss to average net assets	(3.00	)%(d)	(3.43)%	(3.00)%	(2.12)%	(2.03	)%(d)
Portfolio turnover rate	27%		44%	89%	145%	53%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.47	%(d)	3.88%	3.34%	2.70%	2.40	%(d)

(a)	Prior to the close of business of October 31, 2003 the Munder Future Technology Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on November 16, 1999, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for the Class II Shares and reflect the fees and expenses of the Class II Shares. Class K Shares commenced operations on May 25, 2000.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

14

K Shares

Period Ended		Year	Year	Year	Period
12/31/03(c)		Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00

$3.54		$3.39	$6.54	$18.10	$14.40

(0.04)		(0.08)	(0.11)	(0.14)	(0.01)
0.71		0.23	(3.04)	(11.42)	3.71

0.67		0.15	(3.15)	(11.56)	3.70

$4.21		$3.54	$3.39	$6.54	$18.10

18.93%		4.42%	(48.17)%	(63.87)%	25.69%

$117		$175	$641	$9,400	$11,159
2.62	%(d)	3.00%	2.56%	1.89%	1.60	%(d)
(2.25	)%(d)	(2.68)%	(2.25)%	(1.37)%	(1.27	)%(d)
27%		44%	89%	145%	53%
2.72	%(d)	3.13%	2.59%	1.95%	1.64	%(d)

See Notes to Financial Statements.

15

Munder Future Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Period
	12/31/03(c)		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00

Net asset value, beginning of period	$3.57		$3.41	$6.56	$18.09	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.04)		(0.08)	(0.10)	(0.13)	(0.08)
Net realized and unrealized gain/ (loss) on investments	0.72		0.24	(3.05)	(11.40)	8.18

Total from investment operations	0.68		0.16	(3.15)	(11.53)	8.10

Less Distributions:
Distributions from capital	—		—	—	—	(0.01)

Total distributions	—		—	—	—	(0.01)

Net asset value, end of period	$4.25		$3.57	$3.41	$6.56	$18.09

Total return(b)	19.05%		4.69%	(48.02)%	(63.74)%	81.06%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$3,637		$2,963	$4,160	$8,939	$19,855
Ratio of operating expenses to average net assets	2.37	%(d)	2.75%	2.31%	1.64%	1.35	%(d)
Ratio of net investment loss to average net assets	(2.00	)%(d)	(2.43)%	(2.00)%	(1.12)%	(1.03	)%(d)
Portfolio turnover rate	27%		44%	89%	145%	53%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.47	%(d)	2.88%	2.34%	1.70%	1.40	%(d)

(a)	The Munder Future Technology Fund Class Y Shares commenced operations on August 26, 1999.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

16

Munder Future Technology Fund

Notes to Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, The Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Future Technology Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a non-diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. As of the close of business on October 31, 2003, Class II Shares of the Fund were converted and/or reclassified as Class C Shares. Financial statements for the other Munder Funds are presented in separate reports.

    On August 11, 2003, the Board of Directors of The Munder Funds, Inc. (“MFI”) and the Board of Trustees of MST approved the reorganization and redomiciliation of the Munder Future Technology Fund, a series of MFI, with and into the Fund. On October 30, 2003, the reorganization and redomiciliation was completed.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and

17

Munder Future Technology Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. The loan is initially secured by collateral with a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest

18

Munder Future Technology Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $147,147 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund held less than sixty (60) days may be subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the average daily net assets of the Fund at an annual rate of 1.00%

19

Munder Future Technology Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

based on assets up to $4 billion; 0.95% based on assets between $4 and $5 billion; 0.90% based on assets exceeding $5 billion.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $208,605 before payment of sub-administration fees and $59,652 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $88 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $50 from commissions on sales of Class A Shares for the period ended December 31, 2003.

20

Munder Future Technology Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the

21

Munder Future Technology Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

period ended December 31, 2003, the Fund paid $67 to Comerica Securities and $189 to Comerica Bank for shareholder services provided to Class A, Class B, Class C (including former Class II Shares) and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $73,316,037 and $95,067,320 respectively, for the period ended December 31, 2003.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $19,994,299 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $120,165,546 and net depreciation for financial reporting purposes was $100,171,247. At December 31, 2003, aggregate cost for financial reporting purposes was $401,262,697.

6. Transactions with Affiliated Companies

    The term “affiliated company” includes companies in which the Fund owns at least 5% of the company’s voting securities. At, or during the period ended December 31, 2003, the Fund held the following security of an affiliated company:

		Purchased		Sold
	Value at					Value at	Realized
Affiliate	6/30/03	Cost	Shares	Cost	Shares	12/31/03	Gain/(Loss)

Blue Stream Ventures, L.P.	$3,766,961	$1,000,000	1,000,000	$—	—	$4,369,416	$—

7. Industry Concentration

    The Fund primarily invests in equity securities of technology-related companies. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

8. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual

22

Munder Future Technology Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $2,360.

9. Commitments

    The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At December 31, 2003, the Fund had total commitments to contribute $9,125,000 to various issuers when and if required.

10. Distributions to Shareholders

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Post
October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(1,452,396,066)	$(170,070,463)	$(1,622,466,529)

    The differences between book and tax distributable earnings are primarily due to wash sales and partnership basis adjustments.

11. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $1,390,498,744 of unused capital losses of which $149,921,329, $1,053,993,850 and $186,583,565 expire in 2009, 2010 and 2011, respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $61,897,322.

12. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

23

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNFT1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder Index 500 Fund
Class A, B, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return. In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31.

    In addition to traditional mutual funds, Munder Capital Management, the investment advisor for The Munder Funds, offers quantitative and indexed investment products such as the Munder Index 500 Fund through its World Asset Management division. World Asset Management has focused on quantitative and indexed products since the mid-1970s.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Statements of Changes in Net Assets — Capital Stock Activity
26	Financial Highlights
31	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

MUNDER INDEX 500 FUND

Fund Manager: The Munder Index 500 Fund Team

    The Fund earned a return of 14.90% for the six months ended December 31, 2003, compared to the 15.14% return for the S&P 500® Index and the 14.81% median return for the Lipper universe of mutual funds with the objective of tracking the S&P 500® Index.

    All 10 economic sectors of the S&P 500® generated a positive return for the six months ended December 31. The strongest sectors for that period included materials (+30.9%), information technology (+24.8%) and industrials (+20.1%). The weakest sectors were telecommunication services (+2.9%) and health care (+3.4%).

    The Fund continued to achieve its goal of closely tracking the total return of the S&P 500® Index. The weight of each of the 500 holdings in the Fund is carefully monitored relative to its weight in the S&P 500® universe of stocks. Cash flows are invested promptly to minimize their impact on returns. The small difference between the returns of the Fund and its S&P 500® benchmark is due primarily to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P 500® Index is not an actual mutual fund, there are no expenses charged against its return.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P 500® Index is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund may not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mutual funds with the objective of tracking the S&P 500® Index represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

ii

Munder Index 500 Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Shares		Value

COMMON STOCKS — 97.4%
Aerospace & Defense — 1.8%
85,498	Boeing Company	$3,602,886
20,100	General Dynamics Corporation	1,816,839
12,000	Goodrich Corporation	356,280
87,550	Honeywell International, Inc.	2,926,796
45,842	Lockheed Martin Corporation	2,356,279
18,610	Northrop Grumman Corporation	1,779,116
42,300	Raytheon Company	1,270,692
18,000	Rockwell Collins, Inc.	540,540
47,792	United Technologies Corporation	4,529,248

		19,178,676

Airlines — 0.1%
12,500	Delta Air Lines, Inc.	147,625
80,018	Southwest Airlines Company	1,291,491

		1,439,116

Air Freight & Logistics — 1.0%
30,360	FedEx Corporation	2,049,300
6,500	Ryder System, Inc.	221,975
114,200	United Parcel Service, Inc.	8,513,610

		10,784,885

Automobiles — 0.7%
186,016	Ford Motor Company	2,976,256
57,000	General Motors Corporation	3,043,800
30,800	Harley-Davidson, Inc.	1,463,924

		7,483,980

Auto Components — 0.2%
7,500	Cooper Tire & Rubber Company	160,350
15,118	Dana Corporation	277,415
56,933	Delphi Corporation	581,286
17,800	Goodyear Tire & Rubber Company	139,908
9,200	Johnson Controls, Inc.	1,068,304
13,267	Visteon Corporation	138,110

		2,365,373

Beverages — 2.6%
3,700	Adolph Coors Company, Class B	207,570
82,800	Anheuser-Busch Companies, Inc.	4,361,904

See Notes to Financial Statements.

1

Munder Index 500 Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Beverages (Continued)
6,200	Brown-Forman Corporation, Class B	$579,390
249,100	Coca-Cola Company	12,641,825
46,200	Coca-Cola Enterprises, Inc.	1,010,394
26,700	Pepsi Bottling Group, Inc.	645,606
174,470	PepsiCo, Inc.	8,133,791

		27,580,480

Biotechnology — 1.1%
131,116	Amgen, Inc.†	8,102,969
33,255	Biogen Idec, Inc.†	1,223,119
19,100	Chiron Corporation†	1,088,509
22,800	Genzyme Corporation†	1,124,952
25,200	MedImmune, Inc.+	640,080

		12,179,629

Building Products — 0.2%
7,400	American Standard Companies, Inc.†	745,180
47,100	Masco Corporation	1,291,011

		2,036,191

Capital Markets — 3.6%
78,600	Bank of New York Company, Inc.	2,603,232
9,942	Bear Stearns Companies, Inc.	794,863
137,859	Charles Schwab Corporation	1,632,250
11,000	Federated Investors, Inc., Class B	322,960
25,500	Franklin Resources, Inc.	1,327,530
48,100	Goldman Sachs Group, Inc.	4,748,913
207,292	J. P. Morgan Chase & Company	7,613,835
24,500	Janus Capital Group, Inc.	402,045
27,600	Lehman Brothers Holdings, Inc.	2,131,272
43,700	Mellon Financial Corporation	1,403,207
96,100	Merrill Lynch & Company, Inc.	5,636,265
110,078	Morgan Stanley	6,370,214
22,400	Northern Trust Corporation	1,039,808
34,000	State Street Corporation	1,770,720
12,700	T. Rowe Price Group, Inc.	602,107

		38,399,221

See Notes to Financial Statements.

2

Shares		Value

Chemicals — 1.5%
23,100	Air Products & Chemicals, Inc.	$1,220,373
93,576	Dow Chemical Company	3,889,954
101,249	E.I. du Pont de Nemours and Company	4,646,317
7,875	Eastman Chemical Company	311,299
26,200	Ecolab, Inc.	717,094
12,750	Engelhard Corporation	381,862
5,100	Great Lakes Chemical Corporation	138,669
11,300	Hercules, Inc.†	137,860
9,500	International Flavors & Fragrances, Inc.	331,740
26,668	Monsanto Company	767,505
17,300	PPG Industries, Inc.	1,107,546
33,000	Praxair, Inc.	1,260,600
22,652	Rohm & Haas Company	967,467
7,012	Sigma-Aldrich Corporation	400,946

		16,279,232

Commercial Banks — 6.1%
35,650	AmSouth Bancorporation	873,425
150,999	Bank of America Corporation	12,144,850
113,605	Bank One Corporation	5,179,252
55,500	BB&T Corporation	2,144,520
22,659	Charter One Financial, Inc.	782,868
17,800	Comerica, Inc.†††	997,868
57,839	Fifth Third Bancorporation	3,418,285
12,800	First Tennessee National Corporation	564,480
107,203	FleetBoston Financial Corporation	4,679,411
23,242	Huntington Bancshares, Inc.	522,945
42,600	KeyCorp	1,249,032
23,000	Marshall & Ilsley Corporation	879,750
61,800	National City Corporation	2,097,492
15,400	North Fork Bancorporation, Inc.	623,238
28,200	PNC Financial Services Group	1,543,386
22,600	Regions Financial Corporation	840,720
33,700	SouthTrust Corporation	1,103,001
28,600	SunTrust Banks, Inc.	2,044,900
30,700	Synovus Financial Corporation	887,844
195,968	U.S. Bancorp	5,835,927
19,150	Union Planters Corporation	603,034
134,504	Wachovia Corporation	6,266,541

See Notes to Financial Statements.

3

Munder Index 500 Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Commercial Banks (Continued)
171,960	Wells Fargo & Company	$10,126,724
9,100	Zions Bancorporation	558,103

		65,967,596

Commercial Services & Supplies — 1.0%
32,500	Allied Waste Industries, Inc.†	451,100
17,900	Apollo Group, Inc., Class A†	1,217,200
11,200	Avery Dennison Corporation	627,424
102,923	Cendant Corporation†	2,292,095
17,400	Cintas Corporation	872,262
5,100	Deluxe Corporation	210,783
14,100	Equifax, Inc.	345,450
18,100	H&R Block, Inc.	1,002,197
11,500	Monster Worldwide, Inc.†	252,540
23,700	Pitney Bowes, Inc.	962,694
11,500	R.R. Donnelley & Sons Company	346,725
17,400	Robert Half International, Inc.†	406,116
59,153	Waste Management, Inc.	1,750,929

		10,737,515

Communications Equipment — 2.8%
81,800	ADC Telecommunications, Inc.†	242,946
15,647	Andrew Corporation†	180,097
42,312	Avaya, Inc.†	547,517
48,100	CIENA Corporation†	319,384
701,500	Cisco Systems, Inc.†	17,039,435
19,600	Comverse Technology, Inc.†	344,764
135,129	Corning, Inc.†	1,409,395
145,800	JDS Uniphase Corporation†	532,170
426,145	Lucent Technologies, Inc.†	1,210,252
236,541	Motorola, Inc.	3,328,132
81,300	QUALCOMM, Inc.	4,384,509
15,400	Scientific-Atlanta, Inc.	420,420
42,400	Tellabs, Inc.†	357,432

		30,316,453

Computers & Peripherals — 3.7%
36,800	Apple Computer, Inc.†	786,416
260,200	Dell, Inc.†	8,836,392
244,200	EMC Corporation†	3,155,064

See Notes to Financial Statements.

4

Shares		Value

Computers & Peripherals (Continued)
33,000	Gateway, Inc.†	$151,800
309,823	Hewlett-Packard Company	7,116,634
174,800	International Business Machines Corporation	16,200,464
13,100	Lexmark International, Inc.†	1,030,184
9,600	NCR Corporation†	372,480
35,100	Network Appliance, Inc.†	720,603
331,900	Sun Microsystems, Inc.†	1,490,231

		39,860,268

Construction Materials — 0.0%#
10,300	Vulcan Materials Company	489,971

Construction & Engineering — 0.0%#
8,300	Fluor Corporation	329,012

Consumer Finance — 1.2%
130,700	American Express Company	6,303,661
23,500	Capital One Financial Corporation	1,440,315
129,878	MBNA Corporation	3,227,468
29,500	Providian Financial Corporation†	343,380
45,800	SLM Corporation	1,725,744

		13,040,568

Containers & Packaging — 0.2%
5,700	Ball Corporation	339,549
5,400	Bemis Company, Inc.	270,000
16,000	Pactiv Corporation†	382,400
8,669	Sealed Air Corporation†	469,339
5,540	Temple-Inland, Inc.	347,192

		1,808,480

Distributors — 0.1%
17,725	Genuine Parts Company	588,470

Diversified Financial Services — 2.6%
524,172	Citigroup, Inc.	25,443,309
15,140	Moody’s Corporation	916,727
32,800	Principal Financial Group, Inc.	1,084,696

		27,444,732

Diversified Telecommunication Services — 2.8%
31,666	ALLTEL Corporation	1,475,002
80,227	AT&T Corp.	1,628,608

See Notes to Financial Statements.

5

Munder Index 500 Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Diversified Telecommunication Services (Continued)
187,800	BellSouth Corporation	$5,314,740
14,700	CenturyTel, Inc.	479,514
28,900	Citizens Communications Company†	358,938
179,670	Qwest Communications International, Inc.†	776,175
336,375	SBC Communications, Inc.	8,769,296
91,900	Sprint Corporation – FON Group	1,508,998
280,606	Verizon Communications, Inc.	9,843,659

		30,154,930

Electric Utilities — 2.1%
12,900	Allegheny Energy, Inc.	164,604
16,500	Ameren Corporation	759,000
40,140	American Electric Power Company, Inc.	1,224,671
31,095	CenterPoint Energy, Inc.	301,311
18,134	Cinergy Corporation	703,781
16,400	CMS Energy Corporation	139,728
22,900	Consolidated Edison, Inc.	984,929
16,950	Constellation Energy Group, Inc.	663,762
33,001	Dominion Resources, Inc.	2,106,454
17,100	DTE Energy Company	673,740
33,100	Edison International	725,883
23,200	Entergy Corporation	1,325,416
33,262	Exelon Corporation	2,207,266
33,521	FirstEnergy Corporation	1,179,939
18,700	FPL Group, Inc.	1,223,354
42,100	PG&E Corporation†	1,169,117
9,300	Pinnacle West Capital Corporation	372,186
18,000	PPL Corporation	787,500
24,950	Progress Energy, Inc.	1,129,237
23,900	Public Service Enterprise Group, Inc.	1,046,820
74,400	Southern Company	2,250,600
19,130	TECO Energy, Inc.	275,663
32,915	TXU Corporation	780,744
40,560	Xcel Energy, Inc.	688,709

		22,884,414

Electrical Equipment — 0.4%
20,200	American Power Conversion Corporation	493,890
9,500	Cooper Industries Ltd.	550,335

See Notes to Financial Statements.

6

Shares		Value

Electrical Equipment (Continued)
42,800	Emerson Electric Company	$2,771,300
8,500	Power-One, Inc.†	92,055
18,900	Rockwell Automation, Inc.	672,840
5,900	Thomas & Betts Corporation†	135,051

		4,715,471

Electronic Equipment & Instruments — 0.5%
48,349	Agilent Technologies, Inc.†	1,413,725
20,300	Jabil Circuit, Inc.†	574,490
19,300	Molex, Inc.	673,377
12,900	PerkinElmer, Inc.	220,203
52,600	Sanmina-SCI Corporation†	663,286
84,900	Solectron Corporation†	501,759
23,450	Symbol Technologies, Inc.	396,070
8,600	Tektronix, Inc.	271,760
16,500	Thermo Electron Corporation†	415,800
12,300	Waters Corporation†	407,868

		5,538,338

Energy Equipment & Services — 0.8%
34,020	Baker Hughes, Inc.	1,094,083
16,100	BJ Services Company†	577,990
44,500	Halliburton Company	1,157,000
14,900	Nabors Industries Ltd.†	618,350
13,600	Noble Corporation†	486,608
9,600	Rowan Companies, Inc.†	222,432
59,530	Schlumberger Ltd.	3,257,482
32,515	Transocean, Inc.†	780,685

		8,194,630

Food & Staples Retailing — 3.4%
37,293	Albertson’s, Inc.	844,686
46,534	Costco Wholesale Corporation†	1,730,134
40,082	CVS Corporation	1,447,762
75,700	Kroger Company†	1,401,207
44,900	Safeway, Inc.†	983,759
13,600	SUPERVALU, Inc.	388,824
65,800	Sysco Corporation	2,449,734
439,800	Wal-Mart Stores, Inc.	23,331,390

See Notes to Financial Statements.

7

Munder Index 500 Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Food & Staples Retailing (Continued)
104,200	Walgreen Company	$3,790,796
14,400	Winn-Dixie Stores, Inc.	143,280

		36,511,572

Food Products — 1.2%
65,712	Archer-Daniels-Midland Company	1,000,137
41,700	Campbell Soup Company	1,117,560
54,550	ConAgra Foods, Inc.	1,439,574
37,900	General Mills, Inc.	1,716,870
35,800	H.J. Heinz Company	1,304,194
13,200	Hershey Foods Corporation	1,016,268
41,500	Kellogg Company	1,580,320
14,100	McCormick & Company, Inc.	424,410
80,300	Sara Lee Corporation	1,743,313
22,800	Wm. Wrigley Jr. Company	1,281,588

		12,624,234

Gas Utilities — 0.3%
16,200	KeySpan Corporation	596,160
12,500	Kinder Morgan, Inc.	738,750
4,500	Nicor, Inc.	153,180
26,652	NiSource, Inc.	584,745
3,700	Peoples Energy Corporation	155,548
23,028	Sempra Energy	692,222

		2,920,605

Health Care Equipment & Supplies — 1.9%
21,100	Applera Corporation – Applied Biosystems Group	436,981
5,300	Bausch & Lomb, Inc.	275,070
62,000	Baxter International, Inc.	1,892,240
25,800	Becton, Dickinson and Company	1,061,412
26,000	Biomet, Inc.	946,660
83,200	Boston Scientific Corporation†	3,058,432
5,300	C.R. Bard, Inc.	430,625
31,600	Guidant Corporation	1,902,320
123,200	Medtronic, Inc.	5,988,752
5,000	Millipore Corporation†	215,250
17,500	St. Jude Medical, Inc.†	1,073,625

See Notes to Financial Statements.

8

Shares		Value

Health Care Equipment & Supplies (Continued)
20,300	Stryker Corporation	$1,725,703
24,544	Zimmer Holdings, Inc.†	1,727,898

		20,734,968

Health Care Providers & Services — 1.8%
15,514	Aetna, Inc.	1,048,436
11,400	AmerisourceBergen Corporation	640,110
14,080	Anthem, Inc.†	1,056,000
44,011	Cardinal Health, Inc.	2,691,713
14,300	CIGNA Corporation	822,250
8,000	Express Scripts, Inc.†	531,440
50,377	HCA, Inc.	2,164,196
24,400	Health Management Associates, Inc.	585,600
16,400	Humana, Inc.†	374,740
24,380	IMS Health, Inc.	606,087
9,050	Manor Care, Inc.	312,858
29,647	McKesson Corporation	953,448
27,497	Medco Health Solutions, Inc.†	934,623
10,600	Quest Diagnostics, Inc.	774,966
47,250	Tenet Healthcare Corporation†	758,362
59,600	UnitedHealth Group, Inc.	3,467,528
15,400	Wellpoint Health Networks, Inc.†	1,493,646

		19,216,003

Hotels, Restaurants & Leisure — 1.2%
64,000	Carnival Corporation, Class A	2,542,720
16,800	Darden Restaurants, Inc.	353,472
11,200	Harrah’s Entertainment, Inc.	557,424
38,600	Hilton Hotels Corporation	661,218
35,200	International Game Technology	1,256,640
23,500	Marriott International, Inc.	1,085,700
129,000	McDonald’s Corporation	3,203,070
39,700	Starbucks Corporation†	1,312,482
20,600	Starwood Hotels & Resorts Worldwide, Inc.	740,982
11,600	Wendy’s International, Inc.	455,184
29,880	YUM! Brands, Inc.†	1,027,872

		13,196,764

Household Durables — 0.5%
6,800	American Greetings Corporation, Class A†	148,716
7,900	Black & Decker Corporation	389,628

See Notes to Financial Statements.

9

Munder Index 500 Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Household Durables (Continued)
6,300	Centex Corporation	$678,195
14,800	Fortune Brands, Inc.	1,058,052
4,700	KB Home	340,844
19,500	Leggett & Platt, Inc.	421,785
8,000	Maytag Corporation	222,800
27,897	Newell Rubbermaid, Inc.	635,215
6,309	Pulte Homes, Inc.	590,648
5,950	Snap-On, Inc.	191,828
8,200	The Stanley Works	310,534
5,900	Tupperware Corporation	102,306
7,100	Whirlpool Corporation	515,815

		5,606,366

Household Products — 1.9%
21,424	Clorox Company	1,040,349
54,600	Colgate-Palmolive Company	2,732,730
51,294	Kimberly-Clark Corporation	3,030,963
131,800	Procter & Gamble Company	13,164,184

		19,968,226

Industrial Conglomerates — 4.2%
79,800	3M Company	6,785,394
1,020,300	General Electric Company	31,608,894
13,800	Textron, Inc.	787,428
203,166	Tyco International Ltd.	5,383,899

		44,565,615

Information Technology Services — 1.1%
60,400	Automatic Data Processing, Inc.	2,392,444
19,000	Computer Sciences Corporation†	840,370
47,300	Concord EFS, Inc.†	701,932
14,500	Convergys Corporation†	253,170
48,800	Electronic Data Systems Corporation	1,197,552
74,084	First Data Corporation	3,044,112
19,700	Fiserv, Inc.†	778,347
38,350	Paychex, Inc.	1,426,620
14,607	Sabre Holdings Corporation, Class A	315,365

See Notes to Financial Statements.

10

Shares		Value

Information Technology Services (Continued)
29,200	SunGard Data Systems, Inc.†	$809,132
33,600	Unisys Corporation†	498,960

		12,258,004

Insurance — 4.5%
28,400	ACE Ltd.	1,176,328
52,100	AFLAC, Inc.	1,884,978
71,520	Allstate Corporation	3,076,790
10,850	Ambac Financial Group, Inc.	752,882
264,978	American International Group, Inc.	17,562,742
31,825	Aon Corporation	761,890
19,099	Chubb Corporation	1,300,642
16,300	Cincinnati Financial Corporation	682,644
28,700	Hartford Financial Services Group, Inc.	1,694,161
14,325	Jefferson-Pilot Corporation	725,561
29,400	John Hancock Financial Services, Inc.	1,102,500
18,100	Lincoln National Corporation	730,697
18,800	Loews Corporation	929,660
53,900	Marsh & McLennan Companies, Inc.	2,581,271
14,600	MBIA, Inc.	864,758
77,200	MetLife, Inc.	2,599,324
21,900	Progressive Corporation	1,830,621
54,900	Prudential Financial, Inc.	2,293,173
14,100	SAFECO Corporation	548,913
23,158	St. Paul Companies, Inc.	918,215
11,500	Torchmark Corporation	523,710
102,076	Travelers Property Casualty Corporation, Class B	1,732,230
30,096	UnumProvident Corporation	474,614
13,950	XL Capital Ltd., Class A	1,081,822

		47,830,126

Internet & Catalog Retail — 0.4%
65,600	eBay, Inc.†	4,237,104

Internet Software & Services — 0.3%
66,800	Yahoo!, Inc.†	3,017,356

See Notes to Financial Statements.

11

Munder Index 500 Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Leisure Equipment & Products — 0.2%
9,300	Brunswick Corporation	$296,019
29,100	Eastman Kodak Company	746,997
17,750	Hasbro, Inc.	377,720
43,711	Mattel, Inc.	842,311

		2,263,047

Machinery — 1.4%
35,300	Caterpillar, Inc.	2,930,606
6,075	Crane Company	186,746
4,300	Cummins, Inc.	210,442
15,600	Danaher Corporation	1,431,300
24,400	Deere & Company	1,587,220
20,600	Dover Corporation	818,850
7,700	Eaton Corporation	831,446
31,279	Illinois Tool Works, Inc.	2,624,621
17,650	Ingersoll-Rand Company Ltd., Class A	1,198,082
9,400	ITT Industries, Inc.	697,574
6,980	Navistar International Corporation†	334,272
11,860	PACCAR, Inc.	1,009,523
12,733	Pall Corporation	341,626
12,050	Parker-Hannifin Corporation	716,975

		14,919,283

Media — 4.0%
62,563	Clear Channel Communications, Inc.	2,929,825
228,738	Comcast Corporation, Class A†	7,518,618
8,300	Dow Jones & Company, Inc.	413,755
27,500	Gannett Company, Inc.	2,451,900
42,100	Interpublic Group of Companies, Inc.	656,760
8,100	Knight-Ridder, Inc.	626,697
19,500	McGraw-Hill Companies, Inc.	1,363,440
5,100	Meredith Corporation	248,931
19,300	Omnicom Group, Inc.	1,685,469
15,100	The New York Times Company, Class A	721,629
207,808	The Walt Disney Company	4,848,161
459,450	Time Warner, Inc.†	8,265,506
31,700	Tribune Company	1,635,720

See Notes to Financial Statements.

12

Shares		Value

Media (Continued)
32,760	Univision Communications, Inc.†	$1,300,244
177,766	Viacom, Inc., Class B	7,889,255

		42,555,910

Metals & Mining — 0.7%
87,936	Alcoa, Inc.	3,341,568
8,213	Allegheny Technologies, Inc.	108,576
18,500	Freeport-McMoRan Copper & Gold, Inc., Class B	779,405
43,905	Newmont Mining Corporation	2,134,222
8,000	Nucor Corporation	448,000
9,115	Phelps Dodge Corporation†	693,560
10,540	United States Steel Corporation	369,111
8,725	Worthington Industries, Inc.	157,312

		8,031,754

Multiline Retail — 1.0%
11,880	Big Lots, Inc.†	168,815
8,500	Dillard’s, Inc.	139,910
34,281	Dollar General Corporation	719,558
17,500	Family Dollar Stores, Inc.	627,900
18,400	Federated Department Stores, Inc.	867,192
27,700	J.C. Penney Company, Inc.	727,956
34,500	Kohl’s Corporation†	1,550,430
29,350	May Department Stores Company	853,205
14,000	Nordstrom, Inc.	480,200
25,800	Sears, Roebuck & Company	1,173,642
92,600	Target Corporation	3,555,840

		10,864,648

Multi-Utilities & Unregulated Power — 0.4%
63,300	AES Corporation†	597,552
42,000	Calpine Corporation†	202,020
92,240	Duke Energy Corporation	1,886,308
38,300	Dynegy, Inc., Class A	163,924
61,770	El Paso Corporation	505,896
52,627	Williams Companies, Inc.	516,797

		3,872,497

Office Electronics — 0.1%
80,500	Xerox Corporation†	1,110,900

See Notes to Financial Statements.

13

Munder Index 500 Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Oil & Gas — 4.9%
9,100	Amerada Hess Corporation	$483,847
25,520	Anadarko Petroleum Corporation	1,301,775
16,426	Apache Corporation	1,332,149
7,000	Ashland, Inc.	308,420
20,165	Burlington Resources, Inc.	1,116,738
108,611	ChevronTexaco Corporation	9,382,904
69,139	ConocoPhillips	4,533,444
23,672	Devon Energy Corporation	1,355,459
11,700	EOG Resources, Inc.	540,189
671,596	Exxon Mobil Corporation	27,535,436
10,237	Kerr-McGee Corporation	475,918
31,500	Marathon Oil Corporation	1,042,335
39,100	Occidental Petroleum Corporation	1,651,584
7,800	Sunoco, Inc.	398,970
26,300	Unocal Corporation	968,629

		52,427,797

Paper & Forest Products — 0.5%
8,800	Boise Cascade Corporation	289,168
25,860	Georgia-Pacific Group	793,126
48,809	International Paper Company	2,104,156
10,800	Louisiana-Pacific Corporation†	193,104
20,348	MeadWestvaco Corporation	605,353
22,350	Weyerhaeuser Company	1,430,400

		5,415,307

Personal Products — 0.5%
6,000	Alberto-Culver Company, Class B	378,480
24,000	Avon Products, Inc.	1,619,760
102,820	Gillette Company	3,776,579

		5,774,819

Pharmaceuticals — 8.1%
158,900	Abbott Laboratories	7,404,740
13,300	Allergan, Inc.	1,021,573
197,040	Bristol-Myers Squibb Company	5,635,344
114,100	Eli Lilly & Company	8,024,653
37,200	Forest Laboratories, Inc.†	2,298,960
301,651	Johnson & Johnson	15,583,291
24,483	King Pharmaceuticals, Inc.†	373,611

See Notes to Financial Statements.

14

Shares		Value

Pharmaceuticals (Continued)
226,100	Merck & Company, Inc.	$10,445,820
775,495	Pfizer, Inc.	27,398,238
149,300	Schering-Plough Corporation	2,596,327
11,000	Watson Pharmaceuticals, Inc.†	506,000
135,300	Wyeth	5,743,485

		87,032,042

Real Estate — 0.4%
9,600	Apartment Investment & Management Company, Class A	331,200
40,600	Equity Office Properties Trust	1,163,190
28,000	Equity Residential	826,280
18,600	Plum Creek Timber Company, Inc.	566,370
18,300	ProLogis	587,247
19,400	Simon Property Group, Inc.	898,996

		4,373,283

Road & Rail — 0.4%
37,689	Burlington Northern Santa Fe Corporation	1,219,239
21,700	CSX Corporation	779,898
39,700	Norfolk Southern Corporation	938,905
25,900	Union Pacific Corporation	1,799,532

		4,737,574

Semiconductors & Semiconductor Equipment — 4.1%
35,400	Advanced Micro Devices, Inc.†	527,460
38,500	Altera Corporation†	873,950
37,300	Analog Devices, Inc.	1,702,745
169,000	Applied Materials, Inc.†	3,794,050
31,200	Applied Micro Circuits Corporation†	186,576
30,800	Broadcom Corporation, Class A†	1,049,972
663,700	Intel Corporation	21,371,140
19,800	KLA-Tencor Corporation†	1,161,666
31,700	Linear Technology Corporation	1,333,619
38,500	LSI Logic Corporation†	341,495
33,399	Maxim Integrated Products, Inc.	1,663,270
62,000	Micron Technology, Inc.†	835,140
18,800	National Semiconductor Corporation†	740,908
15,500	Novellus Systems, Inc.†	651,775
16,500	NVIDIA Corporation†	383,625
17,600	PMC-Sierra, Inc.†	354,640

See Notes to Financial Statements.

15

Munder Index 500 Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
9,600	QLogic Corporation†	$495,360
19,400	Teradyne, Inc.†	493,730
175,900	Texas Instruments, Inc.	5,167,942
34,800	Xilinx, Inc.†	1,348,152

		44,477,215

Software — 4.6%
23,800	Adobe Systems, Inc.	935,340
11,300	Autodesk, Inc.	277,754
22,957	BMC Software, Inc.†	428,148
16,700	Citrix Systems, Inc.†	354,207
58,875	Computer Associates International, Inc.	1,609,642
39,000	Compuware Corporation†	235,560
30,300	Electronic Arts, Inc.†	1,447,734
20,200	Intuit, Inc.†	1,068,782
9,100	Mercury Interactive Corporation†	442,624
1,098,700	Microsoft Corporation	30,258,198
37,900	Novell, Inc.†	398,708
531,100	Oracle Corporation†	7,010,520
27,100	Parametric Technology Corporation†	106,774
38,087	PeopleSoft, Inc.†	868,384
50,400	Siebel Systems, Inc.†	699,048
31,300	Symantec Corporation†	1,084,545
43,400	VERITAS Software Corporation†	1,612,744

		48,838,712

Specialty Retail — 2.4%
28,000	AutoNation, Inc.†	514,360
9,000	AutoZone, Inc.†	766,890
30,100	Bed Bath & Beyond, Inc.†	1,304,835
32,850	Best Buy Company, Inc.	1,716,084
21,300	Circuit City Stores, Inc.	215,769
52,464	Limited Brands, Inc.	945,926
79,940	Lowe’s Companies, Inc.	4,427,877
31,800	Office Depot, Inc.†	531,378
16,700	RadioShack Corporation	512,356
14,800	Sherwin-Williams Company	514,152
50,350	Staples, Inc.†	1,374,555
90,987	The Gap, Inc.	2,111,808

See Notes to Financial Statements.

16

Shares		Value

Specialty Retail (Continued)
231,219	The Home Depot, Inc.	$8,205,962
14,900	Tiffany & Company	673,480
51,100	TJX Companies, Inc.	1,126,755
21,650	Toys R Us, Inc.†	273,656

		25,215,843

Textiles, Apparel & Luxury Goods — 0.3%
12,800	Jones Apparel Group, Inc.	450,944
11,100	Liz Claiborne, Inc.	393,606
26,700	NIKE, Inc., Class B	1,827,882
6,000	Reebok International Ltd.	235,920
11,000	V.F. Corporation	475,640

		3,383,992

Thrifts & Mortgage Finance — 1.8%
18,700	Countrywide Financial Corporation	1,418,395
70,700	Federal Home Loan Mortgage Corp.	4,123,224
98,700	Federal National Mortgage Association	7,408,422
15,400	Golden West Financial Corporation	1,589,126
10,000	MGIC Investment Corporation	569,400
91,346	Washington Mutual, Inc.	3,664,802

		18,773,369

Tobacco — 1.2%
206,400	Altria Group, Inc.	11,232,288
8,600	R.J. Reynolds Tobacco Holdings, Inc.	500,090
16,900	UST, Inc.	603,161

		12,335,539

Trading Companies & Distributors — 0.0%#
9,300	W.W. Grainger, Inc.	440,727

Wireless Telecommunication Services — 0.6%
275,813	AT&T Wireless Services, Inc.†	2,203,746
111,700	Nextel Communications, Inc.†	3,134,302
105,200	Sprint Corporation — PCS Group†	591,224

		5,929,272

TOTAL COMMON STOCKS
(Cost $779,067,884)		1,045,258,104

See Notes to Financial Statements.

17

Munder Index 500 Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

U.S. TREASURY BILL — 0.4%
(Cost $4,194,198)
$4,200,000	1.015% due 02/19/2004*, ††	$4,194,198

REPURCHASE AGREEMENT — 2.7%
(Cost $28,623,000)
28,623,000	Agreement with State Street Bank and Trust Company, 0.780% dated 12/31/2003, to be repurchased at $28,624,240 on 01/02/2004, collateralized by $28,875,000 Federal National Mortgage Association, 1.875% maturing 02/15/2005 (value $29,196,812)	28,623,000

TOTAL INVESTMENTS
(Cost $811,885,082)	100.5%	1,078,075,302
OTHER ASSETS AND LIABILITIES (Net)	(0.5)	(5,149,663)

NET ASSETS	100.0%	$1,072,925,639

*	Security pledged as collateral for futures contracts.

†	Non-income producing security.

††	Rate represents annualized yield at date of purchase.

†††	Affiliated security.

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

18

[This Page Intentionally Left Blank]

19

Munder Index 500 Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated issuers (cost — $782,533,722)	$1,048,454,434
Securities of affiliated issuers (cost — $728,360)	997,868
Repurchase agreements (cost — $28,623,000)	28,623,000

Total Investments	1,078,075,302
Cash	768
Interest receivable	621
Dividends receivable	1,409,819
Variation margin receivable	74,033
Receivable for Fund shares sold	1,351,836
Prepaid expenses and other assets	66,638

Total Assets	1,080,979,017

LIABILITIES:
Payable for Fund shares redeemed	7,218,093
Transfer agency/record keeping fees payable	280,114
Distribution and shareholder servicing fees payable Class A and B Shares	190,698
Administration fees payable	119,573
Shareholder servicing fees payable — Class K Shares	64,462
Trustees’ fees and expenses payable	51,928
Custody fees payable	18,583
Investment advisory fees payable	4,016
Accrued expenses and other payables	105,911

Total Liabilities	8,053,378

NET ASSETS	$1,072,925,639

Investments, at cost	$811,885,082

See Notes to Financial Statements.

20

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(37,848)
Accumulated net realized loss on investments sold	(104,109,022)
Net unrealized appreciation of investments	267,083,784
Paid-in capital	909,988,725

$1,072,925,639

NET ASSETS:
Class A Shares	$430,771,311

Class B Shares	$240,832,382

Class K Shares	$317,104,634

Class Y Shares	$84,217,312

SHARES OUTSTANDING:
Class A Shares	18,570,754

Class B Shares	10,379,504

Class K Shares	13,676,957

Class Y Shares	3,623,977

CLASS A SHARES:
Net asset value and redemption price per share	$23.20

Maximum sales charge	2.50%
Maximum offering price per share	$23.79

CLASS B SHARES:
Net asset value and offering price per share*	$23.20

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$23.19

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$23.24

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

21

Munder Index 500 Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$132,780
Dividends on securities of unaffiliated issuers	9,047,208
Dividends on securities of affiliated issuer	18,150

Total Investment Income	9,198,138

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	498,663
Class B Shares	1,154,308
Shareholder servicing fees:
Class K Shares	397,133
Administration fees	730,131
Investment advisory fees	585,315
Transfer agency/record keeping fees	576,066
Custody fees	96,072
Legal and audit fees	44,088
Registration and filing fees	27,643
Trustees’ fees and expenses	18,696
Other	139,899

Total Expenses	4,268,014
Fees waived by distributor and transfer agent	(589,354)

Net Expenses	3,678,660

NET INVESTMENT INCOME	5,519,478

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated issuers	(11,532,136)
Security transactions of affiliated issuer	(6,072)
Futures contracts	1,762,704
Net change in unrealized appreciation/ (depreciation) of:
Securities	143,467,105
Futures contracts	2,046,300

Net realized and unrealized gain on investments	135,737,901

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$141,257,379

See Notes to Financial Statements.

22

Munder Index 500 Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment income	$5,519,478	$9,070,033
Net realized loss on investments sold	(9,775,504)	(29,058,329)
Net change in unrealized appreciation/(depreciation) of investments	145,513,405	24,910,109

Net increase in net assets resulting from operations	141,257,379	4,921,813
Dividends to shareholders from net investment income:
Class A Shares	(2,360,729)	(3,505,327)
Class B Shares	(1,040,555)	(1,874,903)
Class K Shares	(1,823,902)	(2,914,265)
Class Y Shares	(561,317)	(877,182)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	4,516,615	35,863,088
Class B Shares	(17,136,063)	(45,151,644)
Class K Shares	(31,807,107)	91,956,213
Class Y Shares	1,613,011	3,559,135

Net increase in net assets	92,657,332	81,976,928
NET ASSETS:
Beginning of period	980,268,307	898,291,379

End of period	$1,072,925,639	$980,268,307

(Accumulated distributions in excess of net investment income)/Undistributed net investment income	$(37,848)	$229,177

See Notes to Financial Statements.

23

Munder Index 500 Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold*	$88,524,826	$148,949,711
Issued as reinvestment of dividends	1,886,536	2,747,643
Redeemed	(85,894,747)	(115,834,266)

Net increase	$4,516,615	$35,863,088

Class B Shares:
Sold	$11,711,908	$26,647,527
Issued as reinvestment of dividends	686,361	1,191,968
Redeemed*	(29,534,332)	(72,991,139)

Net decrease	$(17,136,063)	$(45,151,644)

Class K Shares:
Sold	$29,006,669	$147,686,033
Issued as reinvestment of dividends	1,778	4,541
Redeemed	(60,815,554)	(55,734,361)

Net increase/(decrease)	$(31,807,107)	$91,956,213

Class Y Shares:
Sold	$9,525,187	$23,969,495
Issued as reinvestment of dividends	40,843	49,735
Redeemed	(7,953,019)	(20,460,095)

Net increase	$1,613,011	$3,559,135

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

24

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold*	4,115,842	7,966,501
Issued as reinvestment of dividends	85,560	147,283
Redeemed	(3,991,107)	(6,233,147)

Net increase	210,295	1,880,637

Class B Shares:
Sold	544,499	1,417,661
Issued as reinvestment of dividends	31,138	64,188
Redeemed*	(1,381,809)	(3,942,832)

Net decrease	(806,172)	(2,460,983)

Class K Shares:
Sold	1,331,907	8,043,457
Issued as reinvestment of dividends	81	244
Redeemed	(2,784,777)	(2,977,214)

Net increase/(decrease)	(1,452,789)	5,066,487

Class Y Shares:
Sold	444,928	1,307,861
Issued as reinvestment of dividends	1,847	2,657
Redeemed	(365,272)	(1,082,475)

Net increase	81,503	228,043

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

25

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02	6/30/01	6/30/00	6/30/99

Net asset value, beginning of period	$20.33		$20.65	$25.57	$30.71	$29.29	$24.45

Income/(loss) from investment operations:
Net investment income	0.12		0.20	0.22	0.21	0.24	0.25
Net realized and unrealized gain/(loss) on investments	2.88		(0.32)	(4.93)	(4.86)	1.69	5.08

Total from investment operations	3.00		(0.12)	(4.71)	(4.65)	1.93	5.33

Less distributions:
Dividends from net investment income	(0.13)		(0.20)	(0.21)	(0.21)	(0.23)	(0.25)
Distributions from net realized gains	—		—	—	(0.27)	(0.28)	(0.24)
Distributions in excess of net realized gains	—		—	—	(0.01)	—	—

Total distributions	(0.13)		(0.20)	(0.21)	(0.49)	(0.51)	(0.49)

Net asset value, end of period	$23.20		$20.33	$20.65	$25.57	$30.71	$29.29

Total return(b)	14.78%		(0.47)%	(18.48)%	(15.30)%	6.74%	22.12%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$430,771		$373,247	$340,271	$419,631	$504,843	$393,278
Ratio of operating expenses to average net assets	0.68	%(d)	0.70%	0.55%	0.51%	0.50%	0.44%
Ratio of net investment income to average net assets	1.11	%(d)	1.09%	0.92%	0.76%	0.80%	1.08%
Portfolio turnover rate	1%		8%	3%	9%	8%	6%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	0.68	%(d)	0.70%	0.64%	0.61%	0.61%	0.60%

(a)	The Munder Index 500 Fund Class A Shares and Class B Shares commenced operations on December 9, 1992 and October 31, 1995, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

26

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02	6/30/01	6/30/00	6/30/99

$20.33		$20.65	$25.58	$30.71	$29.32	$24.48

0.09		0.16	0.13	0.12	0.13	0.16
2.88		(0.32)	(4.93)	(4.85)	1.70	5.09

2.97		(0.16)	(4.80)	(4.73)	1.83	5.25

(0.10)		(0.16)	(0.13)	(0.12)	(0.16)	(0.17)
—		—	—	(0.27)	(0.28)	(0.24)
—		—	—	(0.01)	—	—

(0.10)		(0.16)	(0.13)	(0.40)	(0.44)	(0.41)

$23.20		$20.33	$20.65	$25.58	$30.71	$29.32

14.63%		(0.72)%	(18.79)%	(15.56)%	6.37%	21.71%

$240,832		$227,447	$281,790	$368,079	$402,570	$305,955
0.93	%(d)	0.95%	0.89%	0.86%	0.85%	0.77%
0.86	%(d)	0.84%	0.58%	0.41%	0.45%	0.74%
1%		8%	3%	9%	8%	6%
1.43	%(d)	1.45%	1.39%	1.36%	1.36%	1.35%

See Notes to Financial Statements.

27

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02	6/30/01	6/30/00	6/30/99

Net asset value, beginning of period	$20.32		$20.64	$25.56	$30.69	$29.29	$24.44

Income/(loss) from investment operations:
Net investment income	0.12		0.21	0.19	0.18	0.21	0.22
Net realized and unrealized gain/(loss) on investments	2.88		(0.33)	(4.92)	(4.85)	1.67	5.09

Total from investment operations	3.00		(0.12)	(4.73)	(4.67)	1.88	5.31

Less distributions:
Dividends from net investment income	(0.13)		(0.20)	(0.19)	(0.18)	(0.20)	(0.22)
Distributions from net realized gains	—		—	—	(0.27)	(0.28)	(0.24)
Distributions in excess of net realized gains	—		—	—	(0.01)	—	—

Total distributions	(0.13)		(0.20)	(0.19)	(0.46)	(0.48)	(0.46)

Net asset value, end of period	$23.19		$20.32	$20.64	$25.56	$30.69	$29.29

Total return(b)	14.78%		(0.47)%	(18.56)%	(15.36)%	6.63%	21.99%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$317,105		$307,427	$207,675	$267,827	$328,059	$272,450
Ratio of operating expenses to average net assets	0.68	%(d)	0.70%	0.64%	0.61%	0.60%	0.55%
Ratio of net investment income to average net assets	1.11	%(d)	1.09%	0.83%	0.66%	0.70%	0.96%
Portfolio turnover rate	1%		8%	3%	9%	8%	6%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	0.68	%(d)	0.70%	0.64%	0.61%	0.61%	0.60%

(a)	The Munder Index 500 Fund Class K Shares and Class Y Shares commenced operations on December 7, 1992 and December 1, 1991, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

28

Y Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02	6/30/01	6/30/00	6/30/99

$20.37		$20.68	$25.62	$30.76	$29.33	$24.48

0.15		0.25	0.27	0.35	0.28	0.29
2.88		(0.31)	(4.97)	(4.96)	1.69	5.08

3.03		(0.06)	(4.70)	(4.61)	1.97	5.37

(0.16)		(0.25)	(0.24)	(0.25)	(0.26)	(0.28)
—		—	—	(0.27)	(0.28)	(0.24)
—		—	—	(0.01)	—	—

(0.16)		(0.25)	(0.24)	(0.53)	(0.54)	(0.52)

$23.24		$20.37	$20.68	$25.62	$30.76	$29.33

14.90%		(0.17)%	(18.40)%	(15.15)%	6.88%	22.30%

$84,217		$72,148	$68,555	$93,902	$295,132	$331,755
0.43	%(d)	0.45%	0.39%	0.36%	0.35%	0.30%
1.36	%(d)	1.34%	1.08%	0.91%	0.95%	1.23%
1%		8%	3%	9%	8%	6%
0.43	%(d)	0.45%	0.39%	0.36%	0.36%	0.35%

See Notes to Financial Statements.

29

[This Page Intentionally Left Blank]

30

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Index 500 Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class K, Class R and Class Y Shares. At December 31, 2003, the Class R Shares had not yet commenced operations. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including financial futures contracts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. In certain circumstances, however, securities held by the Fund may be valued using the last reported market quotation, if using such market quotation will not materially affect the Fund’s net asset value. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry

31

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Futures Contracts: The Fund entered into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, the Fund is required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund

32

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $12,200 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, at an annual rate of 0.20% based on assets up to $250 million; 0.12% based on assets between $250 and $500 million; and 0.07% based on assets exceeding $500 million.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual

33

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $730,131 before payment of sub-administration fees and $208,783 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $25,617 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $7 from commissions on sales of Class A Shares for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee, consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual

34

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to Class A, Class B and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B
Shares	Shares	Class K
12b-1	12b-1	Shares
Fees	Fees	Service Fees

0.25%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares

    During the period ended December 31, 2003, the Distributor voluntarily waived 0.50% of 12b-1 fees for Class B Shares of the Fund. For the period ended December 31, 2003, this waiver amounted to $577,154.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the

35

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

period ended December 31, 2003, the Fund paid $931 to Comerica Securities and $398,084 to Comerica Bank for shareholder services provided to Class A, Class B and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $8,561,833 and $41,874,490 respectively, for the period ended December 31, 2003.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $349,876,239 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $83,686,019 and net appreciation for financial reporting purposes was $266,190,220. At December 31, 2003, aggregate cost for financial reporting purposes was $811,885,082.

    At December 31, 2003, the Fund had the following open financial futures contracts:

		Notional	Market	Gross
		Value	Value	Unrealized
	Contracts	of Contracts	of Contracts	Appreciation

S&P 500 Index — March 2004	98	$26,316,137	$27,209,701	$893,564

6. Transactions with Affiliated Companies

    The term “affiliated company” includes companies with control over the Fund’s advisor. At, or during the period ended December 31, 2003, the Fund held the following security of an affiliated company:

	Value	Purchased		Sold		Value
	at					at	Realized
Affiliate	6/30/03	Cost	Shares	Cost	Shares	12/31/03	Loss

Comerica, Inc.	$860,250	$—	—	$42,517	700	$997,868	$(6,072)

7. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended

36

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $8,103.

8. Distributions to Shareholders

    During the year ended June 30, 2003, distributions of $9,171,677 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Post
Undistributed	October	Unrealized
Ordinary	Loss/Capital	Appreciation/
Income	Loss Carryover	(Depreciation)	Total

$263,966	$(87,002,393)	$114,239,254	$27,500,827

    The differences between book and tax distributable earnings are primarily due to wash sales, tax accounting for futures contracts and return of capital payments.

    For the calendar year ended December 31, 2003, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”). The Fund intends to designate up to the maximum of such dividends allowable under the Act. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

9. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $85,938,811 of unused capital losses of which $36,863,356 and $49,075,455 expire in 2010 and 2011, respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net losses arising between November 1, 2002 and June 30, 2003 of $1,063,582.

10. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

37

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR

World Asset Management
a division of Munder Capital Management
255 East Brown Street
Birmingham, MI 48009
ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce St.
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINDEX1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder Intermediate
Bond Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return. In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Statements of Changes in Net Assets — Capital Stock Activity
18	Financial Highlights
23	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

MUNDER INTERMEDIATE BOND FUND

Fund Manager: The Munder Intermediate Bond Fund Team

    The Fund generated a -0.46% return for the six months ended December 31, 2003, relative to the 0.04% return for the Lehman Brothers Intermediate Government/ Credit Index and a 0.13% median return for the Lipper universe of short intermediate investment grade debt mutual funds.

    The Fund lagged its Lehman benchmark during the last six months of 2003, largely because of the performance of several individual holdings within the various sectors of the Fund. This negative factor was partially offset by a boost to performance from the sector allocation of the Fund. An underweight in the U.S. Treasury sector and an overweight in the corporate sector had a positive impact on returns. The quality distribution of the Fund also provided a modest benefit to performance, largely because of an overweight in securities with an A rating.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Intermediate Government/ Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which includes all publicly issued debt of the U.S. government or any agency thereof, quasi-federal corporations and corporate debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which includes all public, fixed-rate, non-convertible, investment-grade, domestic, corporate debt, excluding collateralized mortgage obligations. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of short intermediate investment grade debt mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

ii

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Principal
Amount		Value

ASSET-BACKED SECURITIES — 14.8%
Auto Loan — 3.2%
$951,558	Ford Credit Auto Owner Trust, Series 2000-G Class A5, 6.660% due 01/15/2005	$956,693
4,066,877	National City Auto Receivables Trust, Series 2002-A, Class A3, 4.040% due 07/15/2006	4,114,026
5,000,000	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.940% due 03/22/2010	5,005,766
3,000,000	WFS Financial Owner Trust, Series 2003-4, Class C, 3.340% due 05/20/2011**	3,004,219

		13,080,704

Credit Card — 5.8%
5,000,000	Bank One Issuance Trust, Series 2002-A3, Class A3, 3.590% due 05/17/2010	5,079,447
	Capital One Multi-Asset Execution Trust:
1,300,000	Series 2003-C1, Class C1, 3.713% due 03/15/2011†, **	1,373,684
1,000,000	Series 2003-C4, Class C4, 6.000% due 08/15/2013	1,036,721
4,145,000	Citibank Credit Card Issuance Trust, Series 2001-A8, Class A8, 4.100% due 12/07/2006	4,245,808
2,500,000	Discover Card Master Trust I, 1.360% due 09/15/2012†	2,509,115
	MBNA Credit Card Master Note Trust:
5,000,000	Series 2001-C3, Class C3, 6.550% due 12/15/2008	5,410,107
3,500,000	Series 2002-C5, Class C5, 4.050% due 01/15/2008	3,581,334

		23,236,216

Equipment Lease — 0.1%
546,842	CIT Equipment Collateral, Series 2001-A, Class A3, 4.320% due 05/20/2005	548,900

See Notes to Financial Statements.

1

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Principal
Amount		Value

ASSET-BACKED SECURITIES (Continued)
Home Equity Loans — 1.0%
$1,850,330	Contimortgage Home Equity Loan, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	$1,849,310
2,148,856	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, 1.431% due 03/25/2033†	2,149,303

		3,998,613

Student Loans — 0.6%
2,376,857	SLM Student Loan Trust, Series 1997-1, Class A2, 1.471% due 01/25/2010†	2,387,504

Time Share Receivables — 0.5%
1,818,512	Marriott Vacation Club Owner Trust, Series 2000-1A, Class B, 144A, 7.050% due 04/15/2007, MTN††	1,914,225

Utilities — 1.6%
1,415,000	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	1,520,881
4,701,317	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	5,061,237

		6,582,118

Other — 2.0%
	AIG Credit Premium Finance Master Trust:
2,000,000	Series 2002-1, Class A, 1.363% due 12/5/2006**	2,000,000
3,170,000	Series 2003-1, Class A, 1.463% due 11/15/2007†	3,171,553

See Notes to Financial Statements.

2

Principal
Amount		Value

Other (Continued)
$3,000,000	Pacific Coast Ltd. CDO, 144A, 1.600% due 10/25/2036†, ††, **	$2,887,500

		8,059,053

TOTAL ASSET-BACKED SECURITIES
(Cost $58,768,923)		59,807,333

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) — 2.7%
3,657,447	Banc of America Commercial Mortgage, Inc., 7.109% due 11/15/2031	4,025,330
2,000,000	GE Capital Commercial Mortgage Corporation, 5.145% due 07/10/2037	2,049,928
2,000,000	Greenwich Capital Commercial Funding Corporation, 144A, 5.803% due 01/11/2035††	2,075,612
3,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2, 3.989% due 06/15/2035	2,824,715

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMO)
(Cost $11,126,854)		10,975,585

CORPORATE BONDS AND NOTES — 40.8%
Electric/Gas — 0.3%
1,000,000	Consolidated Edison, Inc., 3.625% due 08/01/2008	1,000,188

Financials — 26.8%
5,000,000	American Express Bank Ltd., 5.000% due 02/10/2004, MTN†	5,012,745
3,585,000	American Express Credit Corporation, 3.000% due 05/16/2008	3,508,543
2,570,000	Associates Corporation of North America, 8.250% due 10/15/2004, MTN	2,705,280
3,000,000	Camden Property Trust, 5.875% due 11/30/2012	3,139,188
1,500,000	Capital One Bank, 6.875% due 02/01/2006, MTN	1,622,697

See Notes to Financial Statements.

3

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Financials (Continued)
$2,000,000	City National Corporation, 5.125% due 02/15/2013	$1,977,846
2,000,000	Countrywide Home Loans, Inc., 5.625% due 07/15/2009, MTN	2,146,644
5,000,000	Deutsche Bank Financial, 6.700% due 12/13/2006	5,559,565
3,000,000	EOP Operating LP, 7.000% due 07/15/2011	3,385,236
	Ford Motor Credit Company:
1,700,000	6.500% due 02/15/2006	1,787,122
550,000	7.000% due 10/01/2013	580,073
6,500,000	General Electric Capital Corporation, 7.375% due 01/19/2010, MTN	7,636,453
	General Motors Acceptance Corporation:
2,900,000	6.625% due 10/15/2005	3,088,068
2,000,000	7.250% due 03/02/2011, MTN	2,194,216
2,260,000	Household Finance Corporation, 8.000% due 07/15/2010	2,706,538
3,000,000	International Lease Finance Corporation, 5.875% due 05/01/2013	3,160,650
3,000,000	Jackson National Life Insurance Company, 144A, 5.250% due 03/15/2007, MTN††	3,217,545
1,700,000	Landesbank Baden-Wurttemberg, 6.350% due 04/01/2012, MTN	1,873,407
5,925,000	National Rural Utilities Cooperative Finance Corporation, 5.540% due 12/15/2005, MTN	6,274,219
2,000,000	Pemex Finance, Ltd., 9.690% due 08/15/2009**	2,350,000
4,985,000	Protective Life Secured Trust, 3.700% due 11/24/2008	4,969,163
1,750,000	RBS Capital Trust I, 4.709% due 12/29/2049†	1,673,273
	SLM Corporation:
2,010,000	1.350% due 09/15/2005†	2,015,367
4,825,000	3.625% due 03/17/2008, MTN	4,804,407

See Notes to Financial Statements.

4

Principal
Amount		Value

Financials (Continued)
$5,000,000	SunAmerica Institutional, 5.750% due 02/16/2009, MTN	$5,387,935
1,150,000	Suntrust Bank, 5.450% due 12/01/2017, MTN	1,183,576
3,360,000	Swiss Bank Corporation, 7.250% due 09/01/2006	3,756,762
3,000,000	The Rouse Company, 5.375% due 11/26/2013	2,984,283
1,050,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	1,149,066
5,000,000	Transamerica Finance Corporation, 6.370% due 05/14/2004, MTN	5,085,805
5,000,000	UBS Preferred Funding Trust II, 7.247% due 06/29/2049†	5,759,605
2,500,000	Washington Mutual Bank FA, 1.511% due 07/25/2006, MTN†	2,514,032
2,510,000	Westdeutsche Landesbank, 6.050% due 01/15/2009	2,770,576

		107,979,885

Industrials — 12.1%
3,553,000	Anheuser-Busch Companies, 9.000% due 12/01/2009	4,505,080
	Cardinal Health, Inc.:
2,520,000	4.450% due 06/30/2005	2,614,661
2,000,000	6.750% due 02/15/2011	2,284,806
1,432,960	Chevron Corporation, 8.110% due 12/01/2004	1,474,143
1,505,000	Comcast Cable Communications, Inc., 7.125% due 06/15/2013**	1,716,453
3,000,000	Conocophillips, 4.750% due 10/15/2012	3,012,624
2,000,000	Crane Company, 5.500% due 09/15/2013	2,046,568
3,450,000	Devon Financing Corporation ULC, 6.875% due 09/30/2011	3,912,041
2,000,000	Hertz Corporation, 4.700% due 10/02/2006	2,035,206
3,750,000	Hutchison Whampoa International, Ltd., 144A, 6.250% due 01/24/2014††	3,807,682

See Notes to Financial Statements.

5

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Industrials (Continued)
$4,000,000	International Paper Company, 6.750% due 09/01/2011	$4,447,096
3,000,000	Newell Rubbermaid, Inc., 4.625% due 12/15/2009	3,017,295
2,000,000	Occidental Petroleum Corporation, 4.000% due 11/30/2007, MTN	2,028,834
3,500,000	Telecom Italia Capital, 144A, 5.250% due 11/15/2013††	3,506,969
4,100,000	Times Mirror Co., 6.610% due 09/15/2027	4,450,833
3,255,000	Unilever Capital Corporation, 7.125% due 11/01/2010	3,784,270

		48,644,561

Transportation — 0.5%
2,000,000	CSX Corporation, 6.300% due 03/15/2012	2,171,430

Utilities — 1.1%
1,000,000	Constellation Energy Group, Inc., 6.125% due 09/01/2009	1,098,336
3,500,000	Virginia Electric and Power Company, 4.100% due 12/15/2008	3,499,430

		4,597,766

TOTAL CORPORATE BONDS AND NOTES
(Cost $157,765,149)		164,393,830

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.8%
Federal Home Loan Bank (FHLB) — 1.7%
	FHLB:
4,300,000	4.125% due 11/15/2004	4,404,619
2,165,000	5.125% due 03/06/2006	2,303,372
205,000	4.500% due 11/15/2012	204,154

		6,912,145

Federal Home Loan Mortgage Corporation (FHLMC) — 9.7%
	FHLMC:
7,200,000	3.875% due 02/15/2005	7,395,581
5,000,000	2.125% due 11/15/2005	5,022,040
9,970,000	5.250% due 01/15/2006	10,605,258

See Notes to Financial Statements.

6

Principal
Amount		Value

Federal Home Loan Mortgage Corporation (FHLMC) (Continued)
$705,000	2.375% due 04/15/2006	$707,781
3,940,000	6.875% due 09/15/2010	4,575,995
10,000,000	5.625% due 03/15/2011	10,867,470

		39,174,125

Federal National Mortgage Association (FNMA) — 7.0%
	FNMA:
2,750,000	5.125% due 02/13/2004	2,762,491
7,300,000	5.500% due 02/15/2006	7,814,978
5,600,000	2.125% due 04/15/2006	5,597,788
5,700,000	5.250% due 04/15/2007	6,135,298
625,000	7.125% due 06/15/2010	734,836
740,000	6.125% due 03/15/2012	824,194
4,400,000	4.375% due 09/15/2012	4,353,175

		28,222,760

Government Agency Debentures — 3.4%
7,000,000	AID-Israel, 5.300% due 02/15/2004†††	6,990,263
6,000,000	Tennessee Valley Authority, 6.375% due 06/15/2005	6,394,074

		13,384,337

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $86,766,843)		87,693,367

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 7.6%
Collateralized Mortgage Obligations (CMO) — 2.7%
	FHLMC:
7,850,000	Series 1650 Class J, 6.500% due 06/15/2023	8,269,930
2,709,700	Series 1669 Class G, 6.500% due 02/15/2023**	2,777,443

		11,047,373

See Notes to Financial Statements.

7

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Principal
Amount		Value

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corporation (FHLMC) — 0.5%
	FHLMC:
$552,561	Pool #A00813, 9.000% due 10/01/2020	$608,885
372,583	Pool #D88313, 8.000% due 03/01/2028	403,638
85,825	Pool #E61740, 9.000% due 04/01/2010	90,119
653,439	Pool #F70013, Gold, 7.000% due 12/01/2011	697,025

		1,799,667

Federal National Mortgage Association (FNMA) — 3.3%
	FNMA:
394,972	Pool #070225, 7.500% due 08/01/2018	424,509
1,047,080	Pool #250550, 6.500% due 05/01/2026	1,098,065
2,022,181	Pool #251518, 6.000% due 02/01/2013	2,125,627
2,306,668	Pool #251760, 6.000% due 06/01/2013	2,425,028
1,463,967	Pool #323406, 5.995% due 11/01/2008	1,597,621
1,973,550	Pool #385677, 4.680% due 12/01/2012	1,989,444
635,393	Pool #490365, 5.757% due 12/01/2028	660,063
2,968,166	Pool #555290, 4.894% due 02/01/2013	3,043,700

		13,364,057

See Notes to Financial Statements.

8

Principal
Amount		Value

Government National Mortgage Association — 1.1%
	GNMA:
$329,203	Pool #780077, 8.000% due 03/15/2025	$361,008
3,753,877	Pool #781008, 6.000% due 03/15/2029	3,907,152

		4,268,160

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(Cost $29,250,890)		30,479,257

U.S. TREASURY OBLIGATIONS — 8.8%
U.S. Treasury Bonds — 4.7%
11,400,000	7.500% due 11/15/2016	14,513,625
3,250,000	8.000% due 11/15/2021	4,389,278

		18,902,903

U.S. Treasury Notes — 4.1%
5,150,000	1.625% due 10/31/2005	5,141,956
160,000	3.625% due 03/31/2004	161,037
10,675,000	5.000% due 02/15/2011	11,464,363

		16,767,356

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $34,558,371)		35,670,259

REPURCHASE AGREEMENT — 5.1%
(Cost $20,392,000)
20,392,000	Agreement with State Street Bank and Trust Company, 0.780% dated 12/31/2003, to be repurchased at $20,392,884 on 01/02/2004, collateralized by $20,690,000 FNMA, 1.875% maturing 12/15/2004 (value $20,804,209)	20,392,000

See Notes to Financial Statements.

9

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Value

OTHER INVESTMENTS*
(Cost $62,260,405)	15.4%	$62,260,405

TOTAL INVESTMENTS
(Cost $460,889,435)	117.0%	471,672,036
OTHER ASSETS AND LIABILITIES (Net)	(17.0)	(68,458,678)

NET ASSETS	100.0%	$403,213,358

*	As of December 31, 2003 the market value of the securities on loan is $60,948,751. Cash collateral received for securities loaned of $62,260,405 is invested in 62,260,405 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

**	Fair valued security as of December 31, 2003 (see Notes to Financial Statements, Note 2).

†	Variable rate security. The interest rate shown reflects the rate currently in effect.

††	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration to qualified institutional buyers.

†††	Zero coupon bond. Rate represents annualized yield at date of purchase.

ABBREVIATION:
MTN — Medium Term Note

See Notes to Financial Statements.

10

[This Page Intentionally Left Blank]

11

Munder Intermediate Bond Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $60,948,751 of securities loaned)	$451,280,036
Repurchase agreement	20,392,000

Total Investments	471,672,036
Cash	413
Interest receivable	4,269,778
Receivable for Fund shares sold	1,450,871
Prepaid expenses and other assets	43,573

Total Assets	477,436,671

LIABILITIES:
Payable for Fund shares redeemed	801,673
Payable for securities purchased	10,935,530
Payable upon return of securities loaned	62,260,405
Shareholder servicing fees payable — Class K Shares	71,603
Administration fees payable	45,451
Trustees’ fees and expenses payable	29,738
Transfer agency/record keeping fees payable	25,446
Custody fees payable	7,157
Investment advisory fees payable	6,636
Distribution and shareholder servicing fees payable — Class A, B and C Shares	4,790
Accrued expenses and other payables	34,884

Total Liabilities	74,223,313

NET ASSETS	$403,213,358

Investments, at cost	$460,889,435

See Notes to Financial Statements.

12

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(968,471)
Accumulated net realized loss on investments sold	(23,945,029)
Net unrealized appreciation of investments	10,782,601
Paid-in capital	417,344,257

$403,213,358

NET ASSETS:
Class A Shares	$9,440,118

Class B Shares	$10,428,443

Class C Shares	$1,462,869

Class K Shares	$289,382,228

Class Y Shares	$92,499,700

SHARES OUTSTANDING:
Class A Shares	982,176

Class B Shares	1,087,604

Class C Shares	151,952

Class K Shares	30,149,190

Class Y Shares	9,632,514

CLASS A SHARES:
Net asset value and redemption price per share	$9.61

Maximum sales charge	4.00%
Maximum offering price per share	$10.01

CLASS B SHARES:
Net asset value and offering price per share*	$9.59

CLASS C SHARES:
Net asset value and offering price per share*	$9.63

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.60

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.60

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”)

See Notes to Financial Statements.

13

Munder Intermediate Bond Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$7,927,938
Securities lending	19,268

Total Investment Income	7,947,206

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	12,079
Class B Shares	64,089
Class C Shares	7,908
Shareholder servicing fees
Class K Shares	302,913
Investment advisory fees	878,047
Administration fees	249,944
Transfer agency/record keeping fees	54,768
Custody fees	38,381
Legal and audit fees	28,252
Registration and filing fees	21,631
Trustees’ fees and expenses	14,990
Other	36,657

Total Expenses	1,709,659
Fees waived by transfer agent	(458)

Net Expenses	1,709,201

NET INVESTMENT INCOME	6,238,005

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	778,578
Net change in unrealized appreciation/(depreciation) of securities	(8,521,615)

Net realized and unrealized loss on investments	(7,743,037)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,505,032)

See Notes to Financial Statements.

14

Munder Intermediate Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment income	$6,238,005	$15,069,307
Net realized gain on investments sold	778,578	3,166,132
Net change in unrealized appreciation/(depreciation) of investments	(8,521,615)	13,174,614

Net increase/(decrease) in net assets resulting from operations	(1,505,032)	31,410,053
Dividends to shareholders from net investment income:
Class A Shares	(207,038)	(482,342)
Class B Shares	(225,025)	(538,811)
Class C Shares	(27,544)	(71,606)
Class K Shares	(5,293,421)	(10,414,850)
Class Y Shares	(1,958,231)	(5,023,749)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(508,537)	(487,555)
Class B Shares	(4,434,086)	3,100,731
Class C Shares	(426,284)	551,833
Class K Shares	57,649,068	(14,304,314)
Class Y Shares	13,301,121	(42,989,275)

Net increase/(decrease) in net assets	56,364,991	(39,249,885)
NET ASSETS:
Beginning of period	346,848,367	386,098,252

End of period	$403,213,358	$346,848,367

(Accumulated distributions in excess of net investment income)/ Undistributed net investment income	$(968,471)	$504,783

See Notes to Financial Statements.

15

Munder Intermediate Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold*	$1,981,436	$31,067,512
Issued as reinvestment of dividends	150,873	325,477
Redeemed	(2,640,846)	(31,880,544)

Net decrease	$(508,537)	$(487,555)

Class B Shares:
Sold	$754,827	$9,026,498
Issued as reinvestment of dividends	96,064	235,373
Redeemed*	(5,284,977)	(6,161,140)

Net increase/(decrease)	$(4,434,086)	$3,100,731

Class C Shares:
Sold	$253,910	$2,753,837
Issued as reinvestment of dividends	13,541	29,855
Redeemed	(693,735)	(2,231,859)

Net increase/(decrease)	$(426,284)	$551,833

Class K Shares:
Sold	$85,299,222	$51,090,535
Issued as reinvestment of dividends	7,994	16,185
Redeemed	(27,658,148)	(65,411,034)

Net increase/(decrease)	$57,649,068	$(14,304,314)

Class Y Shares:
Sold	$17,771,688	$36,522,768
Issued as reinvestment of dividends	56,484	85,207
Redeemed	(4,527,051)	(79,597,250)

Net increase/(decrease)	$13,301,121	$(42,989,275)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

16

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold*	204,912	3,217,976
Issued as reinvestment of dividends	15,718	33,604
Redeemed	(273,437)	(3,303,531)

Net decrease	(52,807)	(51,951)

Class B Shares:
Sold	78,634	936,563
Issued as reinvestment of dividends	10,034	24,379
Redeemed*	(550,436)	(636,793)

Net increase/(decrease)	(461,768)	324,149

Class C Shares:
Sold	26,254	284,089
Issued as reinvestment of dividends	1,409	3,077
Redeemed	(71,531)	(230,227)

Net increase/(decrease)	(43,868)	56,939

Class K Shares:
Sold	8,894,772	5,274,705
Issued as reinvestment of dividends	834	1,675
Redeemed	(2,877,616)	(6,761,350)

Net increase/(decrease)	6,017,990	(1,484,970)

Class Y Shares:
Sold	1,848,105	3,777,823
Issued as reinvestment of dividends	5,890	8,800
Redeemed	(471,465)	(8,176,200)

Net increase/(decrease)	1,382,530	(4,389,577)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

17

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$9.88		$9.50	$9.39	$9.09	$9.28	$9.51

Income/(loss) from investment operations:
Net investment income	0.17		0.39	0.49	0.54	0.52	0.51
Net realized and unrealized gain/(loss) on investments	(0.23)		0.41	0.13	0.31	(0.19)	(0.23)

Total from investment operations	(0.06)		0.80	0.62	0.85	0.33	0.28

Less distributions:
Dividends from net investment income	(0.21)		(0.42)	(0.51)	(0.55)	(0.52)	(0.51)

Total distributions	(0.21)		(0.42)	(0.51)	(0.55)	(0.52)	(0.51)

Net asset value, end of period	$9.61		$9.88	$9.50	$9.39	$9.09	$9.28

Total return(b)	(0.59)%		8.66%	6.71%	9.60%	3.68%	2.93%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,440		$10,222	$10,321	$9,768	$7,474	$10,293
Ratio of operating expenses to average net assets	1.00	%(d)	0.98%	0.94%	0.96%	0.96%	0.95%
Ratio of net investment income to average net assets	3.53	%(d)	3.98%	5.13%	5.87%	5.65%	5.38%
Portfolio turnover rate	19%		87%	85%	179%	130%	128%
Ratio of operating expenses to average net assets without expense waivers	1.00	%(d)	0.98%	0.94%	0.96%	0.96%	0.95%

(a)	The Munder Intermediate Bond Fund Class A Shares and Class B Shares commenced operations on November 24, 1992 and October 25, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

18

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

$9.85		$9.47	$9.36	$9.07	$9.25	$9.49

0.13		0.31	0.41	0.48	0.45	0.44
(0.22)		0.42	0.14	0.29	(0.18)	(0.24)

(0.09)		0.73	0.55	0.77	0.27	0.20

(0.17)		(0.35)	(0.44)	(0.48)	(0.45)	(0.44)

(0.17)		(0.35)	(0.44)	(0.48)	(0.45)	(0.44)

$9.59		$9.85	$9.47	$9.36	$9.07	$9.25

(0.86)%		7.87%	5.93%	8.69%	3.03%	2.06%

$10,428		$15,266	$11,608	$7,563	$5,645	$3,779
1.75	%(d)	1.73%	1.69%	1.71%	1.71%	1.70%
2.78	%(d)	3.23%	4.38%	5.12%	4.90%	4.63%
19%		87%	85%	179%	130%	128%
1.75	%(d)	1.73%	1.69%	1.71%	1.71%	1.70%

See Notes to Financial Statements.

19

Munder Intermediate Bond Fund (a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$9.89		$9.51	$9.40	$9.11	$9.26	$9.50

Income/(loss) from investment operations:
Net investment income	0.14		0.31	0.42	0.51	0.45	0.44
Net realized and unrealized gain/(loss) on investments	(0.23)		0.42	0.13	0.26	(0.15)	(0.24)

Total from investment operations	(0.09)		0.73	0.55	0.77	0.30	0.20

Less distributions:
Dividends from net investment income	(0.17)		(0.35)	(0.44)	(0.48)	(0.45)	(0.44)

Total distributions	(0.17)		(0.35)	(0.44)	(0.48)	(0.45)	(0.44)

Net asset value, end of period	$9.63		$9.89	$9.51	$9.40	$9.11	$9.26

Total return(b)	(0.86)%		7.83%	5.91%	8.65%	3.37%	2.06%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,463		$1,937	$1,321	$904	$1,796	$608
Ratio of operating expenses to average net assets	1.75	%(d)	1.73%	1.69%	1.71%	1.71%	1.70%
Ratio of net investment income to average net assets	2.78	%(d)	3.23%	4.38%	5.12%	4.91%	4.63%
Portfolio turnover rate	19%		87%	85%	179%	130%	128%
Ratio of operating expenses to average net assets without expense waivers	1.75	%(d)	1.73%	1.69%	1.71%	1.71%	1.70%

(a)	The Munder Intermediate Bond Fund Class C Shares and Class K Shares commenced operations on April 19, 1996 and November 20, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

20

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

$9.86		$9.48	$9.37	$9.08	$9.26	$9.50

0.17		0.38	0.49	0.55	0.51	0.51
(0.22)		0.42	0.13	0.29	(0.17)	(0.24)

(0.05)		0.80	0.62	0.84	0.34	0.27

(0.21)		(0.42)	(0.51)	(0.55)	(0.52)	(0.51)

(0.21)		(0.42)	(0.51)	(0.55)	(0.52)	(0.51)

$9.60		$9.86	$9.48	$9.37	$9.08	$9.26

(0.49)%		8.67%	6.72%	9.50%	3.80%	2.83%

$289,382		$238,012	$242,929	$254,904	$268,001	$339,622
1.00	%(d)	0.98%	0.94%	0.96%	0.96%	0.95%
3.53	%(d)	3.98%	5.13%	5.87%	5.63%	5.38%
19%		87%	85%	179%	130%	128%
1.00	%(d)	0.98%	0.94%	0.96%	0.96%	0.95%

See Notes to Financial Statements.

21

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$9.87		$9.49	$9.38	$9.08	$9.26	$9.50

Income/(loss) from investment operations:
Net investment income	0.18		0.41	0.51	0.58	0.54	0.54
Net realized and unrealized gain/(loss) on investments	(0.23)		0.42	0.13	0.29	(0.18)	(0.25)

Total from investment operations	(0.05)		0.83	0.64	0.87	0.36	0.29

Less distributions:
Dividends from net investment income	(0.22)		(0.45)	(0.53)	(0.57)	(0.54)	(0.53)

Total distributions	(0.22)		(0.45)	(0.53)	(0.57)	(0.54)	(0.53)

Net asset value, end of period	$9.60		$9.87	$9.49	$9.38	$9.08	$9.26

Total return(b)	(0.46)%		8.93%	6.99%	9.88%	4.06%	3.08%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$92,500		$81,411	$119,919	$107,226	$128,663	$193,396
Ratio of operating expenses to average net assets	0.75	%(d)	0.73%	0.69%	0.71%	0.71%	0.70%
Ratio of net investment income to average net assets	3.78	%(d)	4.23%	5.38%	6.12%	5.90%	5.63%
Portfolio turnover rate	19%		87%	85%	179%	130%	128%
Ratio of operating expenses to average net assets without expense waivers	0.75	%(d)	0.73%	0.69%	0.71%	0.71%	0.70%

(a)	The Munder Intermediate Bond Fund Class Y Shares commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

22

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Intermediate Bond Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the

23

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31,

24

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

2003, such waivers were $458 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (“the Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

25

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $249,944 before payment of sub-administration fees and $71,473 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Comerica, Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $14,994 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay

26

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $354 to Comerica Securities and $308,008 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $66,772,635 and $30,127,505, respectively, for the period ended December 31, 2003. Cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments were $73,683,377 and $34,103,918, respectively, for the period ended December 31, 2003.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $12,469,280 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,686,679 and net appreciation for financial reporting purposes was $10,782,601. At December 31, 2003, aggregate cost for financial reporting purposes was $460,889,435.

6. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may

27

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $3,109.

7. Distributions to Shareholders

    During the year ended June 30, 2003, distributions of $16,531,358 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Post
Undistributed	October	Unrealized
Ordinary	Loss/Capital	Appreciation/
Income	Loss Carryover	(Depreciation)	Total

$521,477	$(22,959,146)	$17,539,755	$(4,897,914)

    The differences between book and tax distributable earnings are primarily due to wash sales and premium amortization adjustments.

8. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $21,393,370 of unused capital losses of which $11,240,318, $4,995,681 and $5,157,371 expire in 2005, 2008 and 2009, respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $1,565,776.

28

Munder Intermediate Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

    The percentage of total net assets invested in U.S. Government and U.S. Government Agency obligations at December 31, 2003 were as follows:

Federal Home Loan Bank	1.7%
Federal Home Loan Mortgage Corporation	12.9%
Federal National Mortgage Association	10.3%
Government Agency Debentures	3.4%
Government National Mortgage Association	1.1%
U.S. Treasury Bond	4.7%
U.S. Treasury Notes	4.1%

9. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

29

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNIMEDBOND1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder International
Bond Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return.

    In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31. The international bond market fared significantly better than the U.S. bond market for the period, with the Citigroup Non-U.S. Dollar World Government Bond Index, a yardstick for the freely investable foreign government bond market, posting a 9.65% return.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

As a “non-diversified” fund under the Investment Company Act of 1940, more of the Fund’s assets may be invested in fewer securities. As a result, each investment will have a greater effect on performance, thus increasing the Fund’s risk.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

Munder International Bond Fund

Fund Manager: The Munder International Bond Fund Team

    The Fund earned a return of 8.64% for the six months ended December 31, 2003, relative to the 9.65% return for the Citigroup Non-U.S. Dollar World Government Bond Index and the 8.50% return for the Lipper universe of international income mutual funds.

    The Fund had strong performance for the six months ended December 31, but lagged its Citigroup benchmark. The primary reason for the Fund’s weaker relative return was its underweighting in the Japanese yen throughout this six-month period, as well as a modest underweight in the euro. The negative impact of the underweight in the yen and euro was partially offset by the boost to performance from the Fund’s overweight in the Swedish Krona, the Australian dollar and the Canadian dollar. These currencies all had strong relative returns for the six-month period.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Citigroup Non-U.S. Dollar World Government Bond Index is a market-weighted index that includes the government bond markets that are freely open to investors (excluding the United States) and have a total market capitalization of at least $20 billion, €15 billion and ¥2.5 trillion. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international income mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

ii

Munder International Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Principal
Amount#			Value

FOREIGN BONDS AND NOTES — 78.5%
Australia — 2.1%
Government — 2.1%
AUD	1,000,000	Australian Index Linked Bond, 4.000% due 08/20/2010	$1,030,742

Austria — 5.9%
Government — 5.9%
		Republic of Austria:
EUR	1,100,000	4.650% due 01/15/2018	1,391,183
JPY	150,000,000	4.500% due 09/28/2005	1,508,290

			2,899,473

Belgium — 1.3%
Government — 1.3%
EUR	460,000	Kingdom of Belgium, 5.500% due 03/28/2028	621,111

Canada — 6.2%
Government — 6.2%
		Government of Canada:
CAD	1,000,000	5.500% due 06/01/2009	823,872
	1,000,000	6.000% due 06/01/2011	788,306
JPY	154,000,000	Province of Quebec, 1.600% due 05/09/2013	1,464,580

			3,076,758

Cayman Islands — 3.7%
Corporate — 3.7%
JPY	195,000,000	AIG SunAmerica Institutional Funding II, MTN, 1.200% due 01/26/2005	1,838,315

Denmark — 1.3%
Government — 1.3%
DKK	3,750,000	Kingdom of Denmark, 4.000% due 08/15/2008	643,594

Finland — 2.0%
Government — 2.0%
EUR	750,000	Republic of Finland, 5.000% due 04/25/2009	1,005,287

See Notes to Financial Statements.

1

Munder International Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Principal
Amount#			Value

FOREIGN BONDS AND NOTES (Continued)
Germany — 8.6%
Corporate — 6.8%
JPY	189,000,000	Bayerische Landesbank, 1.400% due 04/22/2013	$1,773,132
EUR	750,000	KfW Kreditanstalt fuer Wiederaufbau, 3.125% due 11/15/2006	943,739
	500,000	RWE AG, MTN, 5.750% due 02/14/2033	629,534
Government — 1.8%
	635,000	Federal Republic of Germany, 5.500% due 01/04/2031	867,309

			4,213,714

Greece — 2.6%
Government — 2.6%
EUR	1,000,000	Republic of Greece, 3.500% due 04/18/2008	1,259,536

Italy — 7.3%
Government — 7.3%
		Republic of Italy:
EUR	500,000	1.650% due 09/15/2008	632,306
	1,000,000	4.250% due 11/01/2009	1,290,303
	1,250,000	5.000% due 02/01/2012	1,660,251

			3,582,860

Japan — 5.4%
Corporate — 1.9%
JPY	103,000,000	Japan Finance Corporation, 1.350% due 11/26/2013	956,782
Government — 3.5%
	175,000,000	Development Bank of Japan, Global Bond, 1.750% due 06/21/2010	1,721,516

			2,678,298

Norway — 1.3%
Government — 1.3%
NOK	4,000,000	Kingdom of Norway, 6.000% due 05/16/2011	656,463

See Notes to Financial Statements.

2

Principal
Amount#			Value

South Africa — 2.4%
Government — 2.4%
EUR	1,000,000	Republic of South Africa, 5.250% due 05/16/2013	$1,203,253

Spain — 8.2%
Corporate — 3.4%
EUR	1,200,000	Banco Bilbao Vizcaya Argentaria SA, 5.750% due 09/27/2010	1,657,734
Government — 4.8%
	1,750,000	Kingdom of Spain, 5.150% due 07/30/2009	2,366,009

			4,023,743

Supranational — 11.3%
Government — 11.3%
		European Investment Bank:
EUR	1,100,000	3.250% due 10/15/2008	1,371,757
	400,000	3.875% due 04/15/2005	512,537
	500,000	5.250% due 04/15/2004	636,114
	1,140,000	5.375% due 10/15/2012	1,552,116
JPY	150,000,000	International Bank for Reconstruction & Development, 4.750% due 12/20/2004	1,463,506

			5,536,030

Sweden — 4.7%
Government — 4.7%
SEK	14,500,000	Government of Sweden, Series 1037, 8.000% due 08/15/2007	2,296,922

United Kingdom — 4.2%
Corporate — 1.8%
GBP	520,000	AIG SunAmerica Institutional Funding III Ltd., 4.375% due 12/30/2008	898,068
Government — 2.4%
GBP	500,000	United Kingdom Gilts, 8.000% due 12/07/2015	1,151,159

			2,049,227

TOTAL FOREIGN BONDS AND NOTES
(Cost $32,572,297)			38,615,326

See Notes to Financial Statements.

3

Munder International Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Principal
Amount#			Value

U.S. BONDS AND NOTES — 14.8%
Corporate — 14.8%
EUR	1,250,000	Bank of America Corporation, 4.250% due 10/21/2010	$1,571,916
		Citigroup, Inc.:
	500,000	3.875% due 05/21/2010	618,014
JPY	75,000,000	0.800% due 10/30/2008	699,610
	100,000,000	General Electric Capital Corporation, 1.900% due 08/06/2009	975,670
	122,000,000	Pfizer, Inc., 0.800% due 03/18/2008	1,147,808
	165,000,000	Proctor & Gamble Company, 2.000% due 06/21/2010	1,625,391
EUR	500,000	The Goldman Sachs Group, Inc., 4.125% due 02/06/2008	638,399

			7,276,808

TOTAL U.S. BONDS AND NOTES
(Cost $6,754,157)			7,276,808

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.7%
		Federal Home Loan Mortgage Corporation:
EUR	750,000	3.500% due 02/15/2008	943,118
	300,000	4.750% due 01/15/2013	385,298
JPY	100,000,000	Federal National Mortgage Association, 1.750% due 03/26/2008	980,013

			2,308,429

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,100,413)			2,308,429

See Notes to Financial Statements.

4

		Value

TOTAL INVESTMENTS
(Cost $41,426,867)	98.0%	$48,200,563
OTHER ASSETS AND LIABILITIES (Net)	2.0	967,442

NET ASSETS	100.0%	$49,168,005

#	Principal amount expressed in terms of local currency.

ABBREVIATIONS:
AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great Britain Pound
JPY — Japanese Yen
MTN — Medium Term Note
NOK — Norwegian Krone
SEK — Swedish Krona

See Notes to Financial Statements.

5

Munder International Bond Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$48,200,563
Cash	155,445
Foreign currency, at value	62,787
Interest receivable	747,491
Receivable for Fund shares sold	28,075
Prepaid expenses and other assets	31,920

Total Assets	49,226,281

LIABILITIES:
Payable for Fund shares redeemed	500
Unrealized depreciation of spot contract	576
Trustees’ fees and expenses	18,158
Transfer agency/record keeping fees payable	6,459
Custody fees payable	5,911
Administration fees payable	5,457
Distribution and shareholder servicing fees payable — Class A, B and C Shares	3,031
Investment advisory fees payable	508
Accrued expenses and other payables	17,676

Total Liabilities	58,276

NET ASSETS	$49,168,005

Investments, at cost	$41,426,867

Foreign currency, at cost	$62,608

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(1,239,674)
Accumulated net realized gain on investments sold	929,402
Net unrealized appreciation of investments	6,830,749
Paid-in capital	42,647,528

$49,168,005

NET ASSETS:
Class A Shares	$3,680,447

Class B Shares	$1,567,235

Class C Shares	$1,174,780

Class K Shares	$11

Class Y Shares	$42,745,532

SHARES OUTSTANDING:
Class A Shares	313,086

Class B Shares	135,276

Class C Shares	99,874

Class K Shares	1

Class Y Shares	3,620,133

CLASS A SHARES:
Net asset value and redemption price per share	$11.76

Maximum sales charge	4.00%
Maximum offering price per share	$12.25

CLASS B SHARES:
Net asset value and offering price per share*	$11.59

CLASS C SHARES:
Net asset value and offering price per share*	$11.76

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$11.44

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$11.81

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder International Bond Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest(a)	$634,762

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	4,081
Class B Shares	7,556
Class C Shares	5,499
Investment advisory fees	114,542
Administration fees	32,606
Transfer agency/record keeping fees	24,166
Legal and audit fees	20,391
Registration and filing fees	19,539
Custody fees	17,548
Trustees’ fees and expenses	13,058
Other	14,534

Total Expenses	273,520
Fees waived by transfer agent	(455)

Net Expenses	273,065

NET INVESTMENT INCOME	361,697

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Security transactions	1,007,325
Foreign currency-related transactions	81,816
Net change in unrealized appreciation/(depreciation) of:
Securities	2,324,880
Foreign currency-related transactions	24,002

Net realized and unrealized gain on investments	3,438,023

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,799,720

(a)	Net of foreign withholding taxes of $5,794.

See Notes to Financial Statements.

8

Munder International Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment income	$361,697	$1,018,820
Net realized gain on investments sold	1,089,141	1,905,396
Net change in unrealized appreciation/(depreciation) of investments	2,348,882	4,412,463

Net increase in net assets resulting from operations	3,799,720	7,336,679
Dividends to shareholders from net investment income:
Class A Shares	(170,269)	(16,572)
Class B Shares	(63,445)	(2,255)
Class C Shares	(46,284)	(841)
Class K Shares	(1)	(41)
Class Y Shares	(2,079,326)	(402,495)
Distributions to shareholders from net realized gains:
Class A Shares	(36,724)	—
Class B Shares	(16,315)	—
Class C Shares	(11,902)	—
Class K Shares	(1)	—
Class Y Shares	(425,540)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	437,785	1,463,300
Class B Shares	(241,656)	1,298,153
Class C Shares	91,907	708,515
Class K Shares	—	(8,063)
Class Y Shares	2,468,293	(1,781,347)

Net increase in net assets	3,706,242	8,595,033
NET ASSETS:
Beginning of period	45,461,763	36,866,730

End of period	$49,168,005	$45,461,763

(Accumulated distributions in excess of net investment income)/ Undistributed net investment income	$(1,239,674)	$757,954

See Notes to Financial Statements.

9

Munder International Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold*	$2,059,155	$13,180,817
Issued as reinvestment of dividends	185,659	14,558
Redeemed	(1,807,029)	(11,732,075)

Net increase	$437,785	$1,463,300

Class B Shares:
Sold	$194,187	$2,160,234
Issued as reinvestment of dividends	40,417	1,123
Redeemed*	(476,260)	(863,204)

Net increase/(decrease)	$(241,656)	$1,298,153

Class C Shares:
Sold	$159,750	$900,893
Issued as reinvestment of dividends	44,326	598
Redeemed	(112,169)	(192,976)

Net increase	$91,907	$708,515

Class K Shares:
Sold	$—	$30,009
Redeemed	—	(38,072)

Net decrease	$—	$(8,063)

Class Y Shares:
Sold	$2,629,908	$963,877
Issued as reinvestment of dividends	15,710	1,022
Redeemed	(177,325)	(2,746,246)

Net increase/(decrease)	$2,468,293	$(1,781,347)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold*	178,141	1,250,204
Issued as reinvestment of dividends	15,841	1,394
Redeemed	(158,412)	(1,109,022)

Net increase	35,570	142,576

Class B Shares:
Sold	16,993	213,361
Issued as reinvestment of dividends	3,499	109
Redeemed*	(43,110)	(82,653)

Net increase/(decrease)	(22,618)	130,817

Class C Shares:
Sold	14,147	84,864
Issued as reinvestment of dividends	3,779	57
Redeemed	(9,884)	(17,709)

Net increase	8,042	67,212

Class K Shares:
Sold	—	2,845
Redeemed	—	(3,542)

Net decrease	—	(697)

Class Y Shares:
Sold	223,568	88,821
Issued as reinvestment of dividends	1,335	97
Redeemed	(15,171)	(272,147)

Net increase/(decrease)	209,732	(183,229)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

11

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year		Year	Year	Year
	12/31/03(c)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$11.50		$9.70	$8.60		$9.29	$9.74	$9.66

Income/(loss) from investment operations:
Net investment income	0.08		0.25	0.25		0.25	0.28	0.30
Net realized and unrealized gain/(loss) on investments	0.88		1.64	0.99		(0.94)	(0.23)	0.11

Total from investment operations	0.96		1.89	1.24		(0.69)	0.05	0.41

Less distributions:
Dividends from net investment income	(0.58)		(0.09)	(0.14)		—	(0.50)	(0.18)
Distributions from net realized gains	(0.12)		—	—		—	—	(0.15)
Distributions from capital	—		—	(0.00	)(d)	—	—	—

Total distributions	(0.70)		(0.09)	(0.14)		—	(0.50)	(0.33)

Net asset value, end of period	$11.76		$11.50	$9.70		$8.60	$9.29	$9.74

Total return(b)	8.50%		19.63%	14.50%		(7.43)%	0.35%	3.93%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$3,680		$3,191	$1,308		$1,327	$410	$359
Ratio of operating expenses to average net assets	1.37	%(e)	1.39%	1.14%		1.10%	1.16%	1.14%
Ratio of net investment income to average net assets	1.40	%(e)	2.31%	2.83%		2.78%	2.94%	2.95%
Portfolio turnover rate	20%		87%	25%		87%	138%	59%
Ratio of operating expenses to average net assets without expense waivers	1.37	%(e)	1.40%	1.14%		1.10%	1.16%	1.14%

(a)	The Munder International Bond Fund Class A Shares and Class B Shares commenced operations on October 17, 1996 and June 9, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year	Year		Year	Year	Year
12/31/03(c)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)	6/30/99(c)

$11.30		$9.53	$8.48		$9.23	$9.72	$9.66

0.04		0.16	0.18		0.18	0.21	0.23
0.86		1.63	0.98		(0.93)	(0.23)	0.11

0.90		1.79	1.16		(0.75)	(0.02)	0.34

(0.49)		(0.02)	(0.11)		—	(0.47)	(0.13)
(0.12)		—	—		—	—	(0.15)
—		—	(0.00	)(d)	—	—	—

(0.61)		(0.02)	(0.11)		—	(0.47)	(0.28)

$11.59		$11.30	$9.53		$8.48	$9.23	$9.72

8.08%		18.75%	13.78%		(8.13)%	(0.44)%	3.15%

$1,567		$1,784	$258		$132	$223	$138
2.12	%(e)	2.14%	1.89%		1.85%	1.91%	1.89%
0.65	%(e)	1.56%	2.08%		2.03%	2.19%	2.24%
20%		87%	25%		87%	138%	59%
2.12	%(e)	2.15%	1.89%		1.85%	1.91%	1.89%

See Notes to Financial Statements.

13

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year		Year	Year	Year
	12/31/03(c)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$11.46		$9.67	$8.61		$9.29	$9.77	$9.73

Income/(loss) from investment operations:
Net investment income	0.04		0.17	0.19		0.18	0.21	0.22
Net realized and unrealized gain/(loss) on investments	0.87		1.64	0.98		(0.86)	(0.22)	0.10

Total from investment operations	0.91		1.81	1.17		(0.68)	(0.01)	0.32

Less distributions:
Dividends from net investment income	(0.49)		(0.02)	(0.11)		—	(0.47)	(0.13)
Distributions from net realized gains	(0.12)		—	—		—	—	(0.15)
Distributions from capital	—		—	(0.00	)(d)	—	—	—

Total distributions	(0.61)		(0.02)	(0.11)		—	(0.47)	(0.28)

Net asset value, end of period	$11.76		$11.46	$9.67		$8.61	$9.29	$9.77

Total return(b)	8.05%		18.68%	13.69%		(7.32)%	(0.34)%	2.92%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,175		$1,053	$237		$37	$28	$75
Ratio of operating expenses to average net assets	2.12	%(f)	2.14%	1.89%		1.85%	1.91%	1.89%
Ratio of net investment income to average net assets	0.65	%(f)	1.56%	2.08%		2.03%	2.19%	2.14%
Portfolio turnover rate	20%		87%	25%		87%	138%	59%
Ratio of operating expenses to average net assets without expense waivers	2.12	%(f)	2.15%	1.89%		1.85%	1.91%	1.89%

(a)	The Munder International Bond Fund Class C Shares and Class K Shares commenced operations on June 4, 1998 and March 25, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Net assets at end of period were less than $1,000.

(f)	Annualized.

See Notes to Financial Statements.

14

K Shares

Period Ended		Year	Year		Year	Year	Year
12/31/03(c)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)	6/30/99(c)

$11.42		$9.72	$8.61		$9.29	$9.75	$9.67

0.11		0.25	0.26		0.25	0.28	0.31
0.61		1.54	0.99		(0.93)	(0.24)	0.10

0.72		1.79	1.25		(0.68)	0.04	0.41

(0.58)		(0.09)	(0.14)		—	(0.50)	(0.18)
(0.12)		—	—		—	—	(0.15)
—		—	(0.00	)(d)	—	—	—

(0.70)		(0.09)	(0.14)		—	(0.50)	(0.33)

$11.44		$11.42	$9.72		$8.61	$9.29	$9.75

6.44%		18.55%	14.60%		(7.32)%	0.24%	3.92%

$0	(e)	$0 (e)	$7		$95	$44	$27
1.37	%(f)	1.39%	1.14%		1.10%	1.16%	1.14%
1.40	%(f)	2.31%	2.83%		2.78%	2.94%	3.03%
20%		87%	25%		87%	138%	59%
1.37	%(f)	1.40%	1.14%		1.10%	1.16%	1.14%

See Notes to Financial Statements.

15

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (Continued)

	Y Shares

	Period Ended		Year	Year		Year	Year	Year
	12/31/03(c)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$11.56		$9.76	$8.66		$9.33	$9.77	$9.68

Income/(loss) from investment operations:
Net investment income	0.10		0.27	0.28		0.27	0.31	0.34
Net realized and unrealized gain/(loss) on investments	0.88		1.65	1.00		(0.94)	(0.24)	0.10

Total from investment operations	0.98		1.92	1.28		(0.67)	0.07	0.44

Less distributions:
Dividends from net investment income	(0.61)		(0.12)	(0.18)		—	(0.51)	(0.20)
Distributions from net realized gains	(0.12)		—	—		—	—	(0.15)
Distributions from capital	—		—	(0.00	)(d)	—	—	—

Total distributions	(0.73)		(0.12)	(0.18)		—	(0.51)	(0.35)

Net asset value, end of period	$11.81		$11.56	$9.76		$8.66	$9.33	$9.77

Total return(b)	8.64%		19.80%	14.98%		(7.18)%	0.57%	4.21%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$42,746		$39,434	$35,057		$31,083	$33,905	$51,193
Ratio of operating expenses to average net assets	1.12	%(e)	1.14%	0.89%		0.85%	0.91%	0.89%
Ratio of net investment income to average net assets	1.65	%(e)	2.56%	3.08%		3.03%	3.20%	3.26%
Portfolio turnover rate	20%		87%	25%		87%	138%	59%
Ratio of operating expenses to average net assets without expense waivers	1.12	%(e)	1.15%	0.89%		0.85%	0.91%	0.89%

(a)	The Munder International Bond Fund Class Y Shares commenced operations on October 2, 1996.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

16

Munder International Bond Fund

Notes to Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder International Bond Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a non-diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less

17

Munder International Bond Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund engaged in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/ (depreciation) on foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although

18

Munder International Bond Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $455 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s

19

Munder International Bond Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

20

Munder International Bond Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $32,606 before payment of sub-administration fees and $9,324 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,813 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares.

21

Munder International Bond Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid no fees to Comerica Securities or to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $9,629,093 and $9,010,192 respectively, for the period ended December 31, 2003.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $6,773,696 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $0 and net appreciation for financial reporting purposes was $6,773,696. At December 31, 2003, aggregate cost for financial reporting purposes was $41,426,867.

    At December 31, 2003, the Fund had the following open spot contract which contractually obligates it to deliver currency at a specified future date:

	Local Principal	U.S. $	Settlement	Current	Unrealized
Currency	Amount	Equivalent Sold	Date	U.S. $ Value	Depreciation

Japanese Yen	5,093,750	$46,969	01/05/04	$47,545	$576

22

Munder International Bond Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

6. Geographic Concentration

    The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

7. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $371.

8. Distributions to Shareholders

    During the year ended June 30, 2003, distributions of $422,204 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Unrealized
Undistributed	Long Term	Appreciation/
Ordinary Income	Capital Gains	(Depreciation)	Total

$765,203	$330,743	$4,481,867	$5,577,813

    The differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees.

9. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

23

[This Page Intentionally Left Blank]

24

[This Page Intentionally Left Blank]

25

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINTLBOND1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder International
Equity Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return. In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31.

    International markets experienced stronger returns than the U.S. market during the six months ended December 31. The Morgan Stanley Capital International (MSCI) EAFE Index, which measures the performance of stocks in Europe, Australia and the Far East, posted a 26.69% return, while the MSCI Emerging Markets Free Index, a benchmark for freely investable stocks in emerging markets countries, generated an even higher 34.57% return.

    In addition to traditional mutual funds, Munder Capital Management, the investment advisor for The Munder Funds, offers quantitative and indexed investment products such as the Fund through its World Asset Management division. World Asset Management has focused on quantitative and indexed products since the mid-1970s.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
28	Statement of Assets and Liabilities
30	Statement of Operations
31	Statements of Changes in Net Assets
32	Statements of Changes in Net Assets — Capital Stock Activity
34	Financial Highlights
39	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

MUNDER INTERNATIONAL EQUITY FUND

Fund Manager: The Munder International Equity Fund Team

    The Fund generated a return of 25.44% for the six months ended December 31, 2003, relative to the 26.62% return for the FTSE (Financial Times/ London Stock Exchange) World Index ex-U.S., the 27.28% return for the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex-U.S. and the 23.76% median return for the Lipper universe of international equity mutual funds.

    The Fund offers a non-traditional and highly quantitative approach to international investing, providing broad exposure to international markets. The core holdings of the Fund, which generally account for approximately 85% of the Fund’s assets, consist primarily of American Depositary Receipts (ADRs) (which are listed and traded in the United States) of foreign companies with a market capitalization of over $250 million. The remaining securities, approximately 15% of the portfolio, are selected based on an economic model that compares the actual market price of foreign securities to an intrinsic price calculated by the model.

    International markets had strong performance for the six months ended December 31. The 27.28% return for the MSCI ACWI ex-U.S. outperformed the 15.14% return for the S&P 500® Index. Emerging markets had especially strong performance, with the MSCI Emerging Markets Free Index posting a 34.57% return. The strongest international markets for the six-month period, with returns calculated in U.S. dollars, included Thailand, Turkey, Brazil, India and Venezuela, which all earned a return greater than 50% for the six months. China had among the weakest international stock market returns for that six-month period.

    While the Fund had a strong absolute return for the six months, it lagged its MSCI ACWI ex-U.S. benchmark. The Fund had limited exposure to emerging markets, with over 85% of its assets invested in developed markets as of December 31. Given the

ii

strong performance of emerging markets, the tilt toward developed countries somewhat hindered relative returns. The Fund’s absolute returns, however, were boosted during the six months ended December 31 by the continued weakness in the U.S. dollar.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The MSCI ACWI ex-U.S. is an unmanaged index that represents 49 developed and emerging markets countries, excluding the United States. The FTSE World Index ex-U.S. is an unmanaged index used to portray global equity markets, excluding the United States. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international equity mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

iii

[This Page Intentionally Left Blank]

iv

Munder International Equity Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Shares		Value

COMMON STOCKS — 97.6%
Argentina — 0.1%
3,600	Banco Rio de la Plata SA	$5,279
956	BBVA Banco Frances SA, ADR	8,652
1,700	Petrobras Energia Participaciones SA, ADR†	18,683
574	Telefonica de Argentina, ADR†	4,781

		37,395

Australia — 3.7%
2,000	Alumina Ltd., ADR	40,100
1,750	Amcor Ltd., ADR	43,662
420	Ansell Ltd., ADR	8,018
2,050	Australia & New Zealand Banking Group Ltd., ADR	137,042
7,486	BHP Billiton PLC, ADR†	130,795
11,458	BHP Ltd., ADR	209,223
1,200	Boral Ltd., ADR	18,372
2,400	Burns Philip & Company Ltd., ADR	6,184
2,500	Coca-Cola Amatil Ltd., ADR	23,470
1,200	Coles Myer Ltd., ADR	54,480
13,700	Foster’s Group Ltd., ADR	46,450
2,952	Gold Fields Ltd., ADR	41,151
2,800	Lend Lease Corporation Ltd., ADR	21,202
500	Lihir Gold Ltd., ADR	10,920
1,300	Mayne Group Ltd., ADR	15,966
2,200	National Australia Bank Ltd., ADR	246,510
2,400	Newcrest Mining Ltd., ADR	23,417
3,500	News Corporation Ltd., ADR	126,350
5,300	News Corporation Ltd., ADR, PRF	160,325
950	Oil Search Ltd., ADR	7,301
970	Rio Tinto Ltd., ADR	108,750
1,200	Santos Ltd., ADR	25,068
200	Sims Group Ltd., ADR	6,450
300	Sons of Gwalia, ADR	4,012
1,200	Southcorp Holdings Ltd., ADR	12,206
1,500	St. George Bank Ltd., ADR	44,077
300	TABCORP Holdings Ltd., ADR	25,384
7,800	Telstra Corporation Ltd., ADR	142,662
2,600	Westpac Banking Corp., ADR	157,092

See Notes to Financial Statements.

Munder International Equity Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Australia (Continued)
2,000	WMC Resources Ltd., ADR†	$34,200
4,400	Woodside Petroleum Ltd., ADR	49,064

		1,979,903

Austria — 0.4%
297	Boehler-Uddeholm AG, ADR	6,679
150	BWT AG, ADR	2,798
1,000	Erste Bank der oesterreichischen Sparkassen AG, ADR	61,787
1,520	EVN AG, ADR	15,338
400	Mayr-Melnhof Karton AG, ADR	12,021
1,100	OMV AG, ADR	32,767
1,600	Telekom Austria AG, ADR†	39,376
1,200	VA Technologie AG, ADR†	3,876
700	Vienna International Airport, ADR	8,212
2,350	Wienerberger AG, ADR	12,556

		195,410

Bahamas — 0.0%#
200	Kerzner International Ltd.†	7,792

Belgium — 0.2%
800	Delhaize Le Lion SA, ADR	40,832
700	Solvay SA, ADR	60,703

		101,535

Bermuda — 0.7%
3,150	Accenture Ltd., Class A†	82,908
1,150	Axis Capital Holdings Ltd.	33,672
300	Brilliance China Automotive Holdings Ltd., ADR	17,010
550	Endurance Specialty Holdings Ltd.	18,452
600	Frontline Ltd., ADR	15,282
350	IPC Holdings Ltd.	13,629
2,200	Johnson Electric Holdings, ADR	28,054
100	Knightsbridge Tankers Ltd.	1,255
974	Marvell Technology Group Ltd.†	36,944
300	Max Re Capital Ltd.	6,732
200	Orient-Express Hotels Ltd.	3,286
400	PartnerRe Ltd.	23,220
400	Platinum Underwriters Holdings Ltd.	12,000
600	RenaissanceRe Holdings Ltd.	29,430

See Notes to Financial Statements.

Shares		Value

Bermuda (Continued)
500	Varitronix International Ltd., ADR	$2,480
400	W.P. Stewart & Company Ltd.	8,612
1,200	Willis Group Holdings Ltd.	40,884

		373,850

Brazil — 1.6%
425	Aracruz Celulose SA, ADR	14,892
1,200	Banco Bradesco SA, ADR, PRF	31,692
840	Banco Itau SA, ADR, PRF	40,967
340	Brasil Telecom Participacoes SA, ADR, PRF	12,852
700	Brasil Telecom SA, ADR	11,025
727	Cemig-Companhia Energetica de Minas, ADR†	13,293
5,500	Centrais Eletricas Brasileiras SA, ADR	46,230
1,400	Centrais Eletricas Brasileiras SA, ADR, PRF	10,967
400	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR, PRF	10,060
1,800	Companhia de Bebidas das Americas, ADR, PRF	45,918
1,300	Companhia de Bebidas das Americas CM, ADR	26,000
950	Companhia De Saneamento Basico do Estado de Sao Paulo, ADR	13,205
1,200	Companhia Paranaense de Energia-Copel, ADR†	3,619
1,000	Companhia Paranaense de Energia-Copel, ADR, PRF†	4,770
600	Companhia Siderurgica Nacional, ADR	32,160
1,450	Companhia Vale do Rio Doce, ADR	85,190
1,150	Companhia Vale do Rio Doce, ADR, PRF	58,676
991	Embraer Empresa Brasileira de Aeronautica SA, ADR	34,715
760	Gerdau SA, ADR	15,367
4,200	Petroleo Brasileiro SA – Petrobras, ADR, Class A	122,808
2,824	Petroleo Brasileiro SA – Petrobras, ADR, PRF	74,784
220	Tele Celular Sul Participacoes SA, ADR, PRF	3,157
800	Tele Centro Oeste Celular Participacoes SA, ADR, PRF	7,877
100	Tele Nordeste Celular Participacoes SA, ADR, PRF	2,794
1,537	Tele Norte Leste Participacoes SA, ADR, PRF	23,716
440	Tele Sudeste Celular Participacoes SA, ADR, PRF	5,034
200	Telecomunicacoes Brasileiras SA, ADR	6,764
100	Telemig Celular Participacoes SA, ADR, PRF	3,210
2,400	Telesp – Telecomunicacoes de Sao Paulo SA, ADR, PRF	37,752
2,230	Telesp Celular Participacoes SA, ADR, PRF†	14,673
300	Tractebel Energia SA, ADR	2,106
710	Tractebel Energia SA, ADR, Class B, PRF	9,856

See Notes to Financial Statements.

Munder International Equity Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Brazil (Continued)
1,500	Unibanco Uniao de Bancos Brasileiros SA, ADR	$37,045
300	Votorantim Celulose e Papel SA, ADR	9,499

		872,673

British Virgin Islands — 0.0%#
330	Nam Tai Electronics, Inc.	9,266

Canada — 5.9%
400	Aber Diamond Corporation†	14,652
2,700	Abitibi-Consolidated, Inc.	21,897
700	Agnico Eagle Mines Ltd.	8,449
1,000	Agrium, Inc.	16,460
2,300	Alcan, Inc.	107,985
300	Alliance Atlantis Communications Corporation†	4,596
300	Angiotech Pharmaceuticals, Inc.†	13,800
1,900	ATI Technologies, Inc.†	28,728
350	Axcan Pharma, Inc.†	5,478
1,000	Ballard Power Systems, Inc.†	11,830
3,000	Bank of Montreal	123,900
3,600	Barrick Gold Corporation	81,756
6,064	BCE, Inc.	135,591
2,300	Bema Gold Corporation†	8,556
1,200	Biovail Corporation†	25,788
400	Boardwalk Equities, Inc.	5,532
1,450	Brascan Corporation	44,283
1,300	Brookfield Properties Corporation	37,310
1,700	Cambior, Inc.†	5,270
500	Cameco Corporation	28,800
2,600	Canadian Imperial Bank of Commerce	130,000
1,600	Canadian National Railway Company	101,248
1,100	Canadian Natural Resources Ltd.	55,484
1,500	Celestica, Inc.†	22,605
2,600	CGI Group, Inc.†	16,250
700	Cognos, Inc.†	21,434
300	Corus Entertainment, Inc.	6,357
600	Cott Corporation†	16,806
1,250	CP Railway Ltd.	35,187
725	CP Ships Ltd.	15,058
400	Creo, Inc.†	4,120
300	Decoma International, Inc.	3,090

See Notes to Financial Statements.

Shares		Value

Canada (Continued)
1,500	Domtar, Inc.	$18,735
200	Dorel Industries, Inc.†	5,504
900	Emera, Inc.	12,431
1,400	Enbridge, Inc.	57,946
3,120	Encana Corp	123,053
625	Fairmont Hotels & Resorts, Inc.	16,962
100	FirstService Corporation†	2,094
300	Four Seasons Hotels, Inc.	15,345
200	Gildan Activewear, Inc., Class A†	6,176
1,500	Goldcorp, Inc.	23,925
700	Golden Star Resources Ltd.†	4,879
300	GSI Lumonics, Inc.†	3,531
100	Hummingbird Ltd.†	2,155
400	Hydrogenics Corporation†	2,464
900	IAMGOLD Corporation†	6,246
800	Imperial Oil Ltd.	35,536
1,500	Inco Ltd.†	59,730
300	Intertape Polymer Group, Inc.†	3,819
400	Intrawest Corporation	7,396
350	Ipsco, Inc.†	6,500
400	Kingsway Financial Services, Inc.†	4,536
2,300	Kinross Gold Corporation†	18,377
800	Magna International, Inc., Class A	64,040
3,100	Manulife Financial Corporation	100,130
400	Masonite International Corporation†	10,660
1,100	Mds, Inc.	16,907
1,000	Methanex Corporation	11,230
400	MI Developments, Inc., Class A†	11,168
900	Moore Wallace Inc.†	16,857
1,000	Nexen, Inc.	36,110
1,900	Noranda, Inc.	30,212
24,400	Nortel Networks Corporation†	103,212
400	North American Palladium Ltd.†	3,172
750	NOVA Chemicals Corporation	20,212
400	Open Text Corporation†	7,668
100	Oppenheimer Holdings, Inc., Class A	3,388
1,900	Petro-Canada	93,708
700	PetroKazakhstan, Inc.†	15,757
2,500	Placer Dome, Inc.	44,775
400	Potash Corporation of Saskatchewan	34,592

See Notes to Financial Statements.

Munder International Equity Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Canada (Continued)
1,600	Power Corporation of Canada	$59,922
400	Precision Drilling Corporation†	17,472
600	QLT Photo-Therapeutics, Inc.†	11,310
700	Quebecor World, Inc.	14,413
600	Research In Motion Ltd.†	40,098
100	Ritchie Bros. Auctioneers, Inc.	5,310
1,300	Rogers Communications, Inc., Class B	21,450
400	Rogers Wireless Communications, Inc.†	8,560
4,300	Royal Bank of Canada	205,024
600	Royal Group Technologies Ltd.†	5,688
1,300	Shaw Communications, Inc.	20,176
4,100	Sun Life Financial, Inc.	102,582
3,000	Suncor Energy, Inc.	75,180
1,070	Talisman Energy, Inc.	60,562
1,420	Teck Cominco Ltd., Class B	24,096
600	Telesystem International Wireless, Inc.†	5,004
1,315	TELUS Corporation	24,472
700	Tembec, Inc.†	5,108
300	Tesco Corporation†	2,439
100	Tesma International, Inc., Class A	2,313
400	The Descartes Systems Group, Inc.†	1,128
4,300	The Toronto-Dominion Bank	143,706
3,152	TransCanada Corporation	67,800
3,200	Wheaton River Minerals Ltd.	9,568
1,000	Zarlink Semiconductor, Inc.†	3,380

		3,156,199

Cayman Islands — 0.1%
300	Apex Silver Mines Ltd.†	6,270
800	chinadotcom corporation†	6,456
57	EganaGoldpfeil (Holdings) Ltd., ADR	3,921
900	Garmin Ltd.	49,032
300	O2Micro International Ltd.†	6,720
100	Scottish Annuity & Life Holdings Ltd.	2,078

		74,477

See Notes to Financial Statements.

Shares		Value

Channel Islands — 0.1%
1,400	Amdocs Ltd.†	$31,472
200	Randgold Resources Ltd., ADR†	5,460

		36,932

Chile — 0.4%
200	AFP Provida, ADR	5,642
300	Banco Bilboa Vizcaya Argentaria Chile, ADR	7,426
989	Banco de Chile, ADR	27,702
1,429	Banco Santander Chile, ADR	33,982
500	Compania Cervecerias Unidas SA, ADR	10,750
1,775	Compania de Telecomunicaciones de Chile SA, ADR	26,536
150	Cristalerias de Chile, ADR	4,244
700	Distribucion y Servicio D&S SA, ADR	14,462
500	Embotelladora Andina SA, ADR, Class A	5,250
500	Embotelladora Andina SA, ADR, Class B	5,480
1,800	Empresa Nacional de Electricidad SA/Chile, ADR	21,060
3,760	Enersis SA, ADR†	27,674
500	Lan Chile SA, ADR	8,750
300	MASISA SA, ADR	3,741
100	Quimica Minera Chile SA, ADR	4,157
900	Quinenco SA, ADR	8,010
100	Sociedad Quimica y Minera de Chile SA, ADR, Class A	4,364
100	Vina Concha Y Toro SA, ADR	4,220

		223,450

China — 0.6%
200	Aluminum Corporation of China Ltd., ADR	15,400
400	AsiaInfo Holdings, Inc.†	2,672
1,400	China Petroleum & Chemical Corporation (Sinopec), ADR	62,174
200	China Southern Airlines Company Ltd., ADR†	4,268
650	China Telecom Corporation Ltd., ADR	26,527
5,900	Chunghwa Telecom Co. Ltd., ADR	85,676
200	Guangshen Railway Company Ltd., ADR	2,904
300	Huaneng Power International, ADR	20,823
1,400	PetroChina Co Ltd., ADR	79,870
367	Shanghai Chlor-Alkali Chemical Co Ltd., ADR†	1,501
200	Sinopec Shanghai Petrochemical Company Ltd., ADR	9,252
200	Yanzhou Coal Mining Company Ltd., ADR	10,416

		321,483

See Notes to Financial Statements.

Munder International Equity Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Denmark — 0.5%
4,700	Danske Bank AS, ADR	$110,271
2,150	Novo Nordisk AS, ADR	88,064
2,600	TDC AS, ADR	47,216

		245,551

Finland — 1.2%
400	Amer Group, ADR	8,665
1,062	Metso Oyj, ADR	13,307
29,300	Nokia Oyj, ADR	498,100
4,500	Stora Enso Oyj, ADR	61,020
3,500	UPM-Kymmene Oyj, ADR	67,375

		648,467

France — 8.3%
2,400	Accor SA, ADR	54,339
3,280	Air Liquide, ADR†	115,843
7,793	Alcatel SA, ADR	100,140
2,000	Alstom, ADR†	3,360
5,700	Altran Technologies SA, ADR†	7,355
5,278	Aventis SA, ADR	349,720
10,800	AXA, ADR	231,876
11,000	BNP Paribas, ADR	346,317
500	Business Objects SA†	17,419
500	Business Objects SA, ADR†	17,335
4,200	Canal Plus, ADR	5,118
600	Ciments Francais SA, ADR	21,002
1,076	Clarins SA, ADR	12,587
500	Compagnie Generale de Geophysique SA, ADR†	3,710
900	Dassault Systemes SA, ADR	41,310
13,600	France Telecom, ADR	388,824
15,700	France Telecom SA†	448,242
2,200	Gemplus International SA, ADR†	9,324
4,500	Groupe Danone, ADR	146,205
2,200	Havas SA, ADR†	12,892
4,366	Lafarge SA, ADR	97,667
1,100	Lagardere S.C.A., ADR	63,505
1,300	Pechiney SA, ADR**	39,907
1,862	Pernod-Ricard, ADR	51,758
1,675	Peugeot SA, ADR	85,356

See Notes to Financial Statements.

Shares		Value

France (Continued)
1,550	Publicis Groupe, ADR	$50,251
1,500	Rhodia SA, ADR	6,750
6,600	Sanofi-Synthelabo SA, ADR	249,150
1,100	Scor SA, ADR†	1,914
13,400	Societe Generale, ADR	236,629
1,300	Sodexho Alliance SA, ADR	39,260
6,100	Suez SA, ADR	123,281
775	Technip SA, ADR	20,863
1,840	Thomson Multimedia, ADR	39,192
8,305	TotalFinaElf SA, ADR	768,296
1,300	Valeo SA, ADR	26,031
1,200	Veolia Environment, ADR	32,400
6,500	Vivendi Universal SA, ADR	157,820
100	Wavecom SA, ADR†	1,365

		4,424,313

Germany — 6.5%
16,600	Allianz AG, ADR	211,152
1,150	Altana AG, ADR	69,345
3,700	BASF AG, ADR	206,275
4,800	Bayer AG, ADR	141,675
2,760	Bayerische Hypo-und Vereinsbank AG, ADR	64,405
427	Celanese AG	17,375
3,300	Commerzbank AG, ADR	64,393
1,100	Continental AG, ADR	41,874
6,171	Daimler Chrysler Aerospace AG	285,224
3,800	Deutsche Bank AG, ADR	312,398
2,300	Deutsche Lufthansa AG, ADR	38,440
25,600	Deutsche Telekom AG, ADR†	464,128
4,300	E.ON AG, ADR	281,392
500	Epcos AG, ADR†	11,275
1,703	Fresenius Medical Care AG, ADR	39,765
598	Fresenius Medical Care AG, ADR, PRF	10,022
700	Henkel KGaA, ADR	50,769
690	Hypo Real Estate Holding AG, ADR†	16,974
2,600	Infineon Technologies AG, ADR†	35,646
28	Pfeiffer Vacuum Technology AG, ADR	980
100	Puma AG Rudolf Dassler Sport, ADR	17,659
3,500	RWE AG, ADR	139,505
7,604	SAP AG, ADR	316,022

See Notes to Financial Statements.

Munder International Equity Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Germany (Continued)
1,600	Schering AG, ADR	$81,760
400	Schwarz Pharma AG, ADR	10,646
500	SGL Carbon AG, ADR†	2,825
5,850	Siemens AG, ADR	467,649
8,500	Volkswagen AG, ADR	95,100

		3,494,673

Ghana — 0.0%#
1,000	Ashanti Goldfields Company Ltd., ADR†	13,040

Greece — 0.2%
6,200	Hellenic Telecommunication Organization SA, ADR	41,478
600	M.J. Maillis SA, ADR	2,361
7,820	National Bank of Greece SA, ADR	41,837
650	STET Hellas Telecommunications SA, ADR	8,450

		94,126

Hong Kong — 3.0%
300	Asia Satellite Telecommunications Holdings Ltd., ADR	7,349
8,848	Bank of East Asia, ADR	27,181
550	Beijing Enterprises Holdings Ltd., ADR	6,447
4,400	Cathay Pacific Airways, ADR	41,798
24,000	China Mobile (Hong Kong) Ltd., ADR	372,720
6,300	China Resources Enterprise Ltd., ADR	14,282
7,700	China Unicom Ltd., ADR	71,918
2,700	Citic Pacific Ltd., ADR	34,430
14,700	CLP Holdings Ltd., ADR	70,057
2,500	Cnooc Ltd., ADR	99,800
1,950	Dairy Farm International Ltd., ADR	16,088
4,200	First Pacific Company Ltd., ADR†	4,571
3,800	Hang Lung Properties Ltd., ADR	24,351
11,700	Hang Seng Bank Ltd., ADR	153,717
3,700	Henderson Investment Ltd., ADR	21,327
11,400	Henderson Land Development Company Ltd., ADR	50,366
1,400	Hong Kong Aircraft Engineering Company Ltd., ADR	8,295
34,448	Hong Kong and China Gas Ltd., ADR	52,581
13,000	Hong Kong Electric Holdings Ltd., ADR	51,407
2,800	Hong Kong Land Holdings, ADR	23,800
5,300	Hopewell Holdings Ltd., ADR	8,158
3,400	Hysan Development Ltd., ADR	10,510

See Notes to Financial Statements.

Shares		Value

Hong Kong (Continued)
800	i-CABLE Communications Ltd., ADR	$3,856
4,100	Jardine Matheson & Company Ltd., ADR	37,002
3,150	Jardine Strategic Holding, ADR†	25,830
2,700	Legend Goup Ltd., ADR	23,127
700	Mandarin Oriental International Ltd., ADR†	3,395
3,200	MTR Corporation Ltd., ADR	42,248
6,800	New World Development Company Ltd., ADR	10,949
3,539	PCCW Ltd., ADR†	22,650
2,250	SCMP Group Ltd., ADR	4,963
800	Shanghai Industrial Holdings Ltd., ADR	18,290
1,550	Shun TAK Holdings Ltd., ADR	5,790
1,000	SmarTone Telecommunications Holdings Ltd., ADR	5,120
14,600	Sun Hung Kai Properties Ltd., ADR	120,827
6,100	Swire Pacific Ltd., ADR, Class A	37,636
4,000	Swire Pacific Ltd., ADR, Class B	21,124
1,200	Techtronic Industries Company Ltd., ADR	16,655
1,400	Television Broadcasts Ltd., ADR	14,138
1,200	Wing Hang Bank Ltd., ADR	14,282

		1,599,035

Hungary — 0.1%
1,700	Matav Magyar Tavkozlesi Rt, ADR	31,807

India — 0.6%
600	Dr. Reddy’s Laboratories Ltd., ADR	18,990
800	HDFC Bank Ltd., ADR	19,287
2,050	ICICI Bank Ltd., ADR	35,219
1,100	Infosys Technologies Ltd., ADR	105,270
2,300	Mahanagar Telephone Nigam Ltd., ADR	13,883
1,300	Satyam Computer Services Ltd., ADR	38,129
1,200	Videsh Sanchar Nigam Ltd., ADR	7,920
1,500	Wipro Ltd., ADR	72,300

		310,998

Indonesia — 0.1%
883	Indonesian Satellite Corp Tbk PT, ADR	15,894
3,340	Telekomunikasi Indonesia Tbk PT, ADR	54,843
7,150	Toba Pulp Lestari Tbk PT, ADR†, **	0
1,100	Tri Polyta Indonesia Tbk PT, ADR†, **	0

		70,737

See Notes to Financial Statements.

Munder International Equity Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Ireland — 0.7%
2,800	Allied Irish Banks, ADR	$88,900
300	Anglo Irish Bank Corporation PLC, ADR	47,566
1,600	Bank of Ireland, ADR	87,904
3,500	CRH, ADR	70,735
2,500	Elan Corporation PLC, ADR†	17,225
100	ICON PLC, ADR†	4,360
1,200	Ryanair Holdings PLC, ADR†	60,768
800	Skillsoft Pub Ltd. Co., ADR†	6,920
600	Waterford Wedgwood PLC, ADR	1,884

		386,262

Israel — 0.4%
400	Alvarion Ltd†	4,620
69	American Israeli Paper Mills	3,692
300	Blue Square-Israel Ltd., ADR	3,432
1,600	Check Point Software Technologies Ltd.†	26,912
200	Delta-Galil Industries Ltd., ADR	3,233
900	ECI Telecom Ltd.†	5,157
300	Elbit Systems Ltd.†	5,490
200	Elron Electronic Industries Ltd.†	2,267
200	Given Imaging Ltd.†	3,582
700	Koor Industries Ltd., ADR†	5,418
200	M-Systems Flash Disk Pioneers Ltd., ADR†	3,456
100	Matav-Cable Systems Media Ltd., ADR†	1,655
100	NICE-Systems Ltd., ADR†	2,535
300	Orbotech Ltd.†	7,176
1,500	Partner Communications Company Ltd., ADR†	11,760
100	RADWARE Ltd.†	2,725
200	Taro Pharmaceutical Industries Ltd.†	12,900
1,900	Teva Pharmaceutical Industries, ADR	107,749

		213,759

Italy — 2.4%
772	Benetton Group SpA, ADR	17,810
400	De Rigo SpA, ADR†	2,224
100	Ducati Motor Holding SpA, ADR†	1,710
7,400	Enel SpA, ADR	252,710
5,300	ENI-Ente Nazionale Idrocarburi SpA	503,394
5,315	Fiat SpA, ADR	41,138

See Notes to Financial Statements.

Shares		Value

Italy (Continued)
5,300	Fiat SpA, ADR, PRF	$40,969
2,800	Luxottica Group, ADR	48,720
500	Natuzzi SpA, ADR	5,040
4,786	San Paolo-IMI SpA, ADR	124,101
6,293	Telecom Italia SpA, ADR†	186,839
3,511	Telecom Italia SpA, ADR, SAV†	72,818

		1,297,473

Japan — 14.8%
2,400	Advantest Corporation, ADR	47,688
10,000	Aichi Steel Corporation	41,536
5,100	All Nippon Airways Company Ltd., ADR†	25,222
700	Alps Electric Company Ltd., ADR	20,483
284	Arisawa Manufacturing Company Ltd., ADR	11,501
4,800	Bandai Company Ltd., ADR	30,232
350	Belluna Co. Ltd., ADR	6,401
5,800	Canon, Inc., ADR	276,312
4,000	CSK Corporation	144,491
600	CSK Corporation, ADR	21,705
1,700	Daiei, Inc., ADR†	6,137
1,000	Dainippon Pharmaceutical Co. Ltd.	6,861
1,350	Denso Corporation, ADR	106,317
2,150	Eisai Company Ltd., ADR	57,978
3,400	Fuji Photo Film Company Ltd., ADR	111,520
2,000	Fuji S Ware Abc	59,178
2,400	Hitachi Ltd., ADR	144,168
11,900	Honda Motor Company Ltd., ADR	267,750
500	Internet Initiative Japan, Inc., ADR†	2,050
2,840	Japan Airlines System Corporation, ADR	37,497
19,500	Japan Telecom Company Ltd., ADR	52,221
1,000	Kaga Electronics Company, Ltd.	17,408
48,000	Kajima Corporation	155,915
2,650	Kawasaki Heavy Industries Ltd., ADR	13,056
6,000	Kirin Brewery Company Ltd., ADR	51,540
3,900	Kobe Steel Ltd., ADR†	24,382
1,650	Komatsu Ltd., ADR	41,877
6,000	Konami Corporation	174,733
2,000	Kubota Corporation, ADR	41,900
1,600	Kyocera Corporation, ADR	107,200
1,200	Makita Corporation, ADR	11,956

See Notes to Financial Statements.

Munder International Equity Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Japan (Continued)
1,500	Marui Company Ltd., ADR	$37,790
15,000	Matsushita Electric Industrial Company Ltd., ADR	209,100
2,700	Millea Holdings, Inc., ADR	181,980
1,600	MINEBEA Company Ltd., ADR	16,243
5,200	Mitsubishi Corporation, ADR	110,240
38,795	Mitsubishi Tokyo Finance Group, Inc., ADR	303,765
600	Mitsui & Company Ltd., ADR	96,150
41,000	Mitsui Engineering & Shipbuilding Company, Ltd.	67,737
1,200	Mitsui Sumitomo Insurance Company Ltd., ADR	98,535
10,100	NEC Corporation, ADR	75,841
500	Nidec Corporation, ADR	47,675
6,900	Nintendo Company Ltd., ADR	80,480
19,600	Nippon Telegraph & Telephone Corporation, ADR	481,376
13,750	Nissan Motor Company Ltd., ADR	308,825
12,000	Nomura Holdings, Inc., ADR	204,348
30,650	NTT DoCoMo, Inc., ADR	694,967
900	OJI Paper Company Ltd., ADR	58,113
6,000	Okamura Corporation	36,515
1,900	Olympus Corporation, ADR	41,220
1,500	OMRON Corporation, ADR	30,442
1,380	Orix Corporation, ADR	56,304
1,500	Pioneer Corporation, ADR	42,255
600	Q.P. Corporation, ADR	9,965
1,200	Ricoh Company Ltd., ADR	118,410
2,700	Sanyo Electric Corporation, ADR	69,957
2,000	Sanyo Electric Credit Company Ltd.	29,309
9,000	Sega Corporation†	85,686
4,600	Sega Enterprises, ADR†	10,945
4,700	Sekisui House Ltd., ADR	48,548
2,600	Shiseido Ltd., ADR	31,612
49,000	Sompo Japan Insurance, Inc.	402,940
6,100	Sony Corporation, ADR	211,487
2,900	Sumitomo Metal Industries, ADR	28,683
8,900	Sumitomo Trust & Banking Company Ltd., ADR	52,319
13,000	Tanabe Seiyaku Co. Ltd.	105,568
1,100	TDK Corporation, ADR	78,947
73,000	The Sumitomo Trust and Banking Co. Ltd.	429,272
1,100	Toray Industries, Inc., ADR	45,983
10,970	Toyota Motor Corporation, ADR	754,188

See Notes to Financial Statements.

Shares		Value

Japan (Continued)
1,100	Trend Micro, Inc., ADR†	$28,931
200	Wacoal Corporation, ADR	8,351

		7,948,217

Luxembourg — 0.1%
408	Espirito Santo Financial Holdings, ADR†	8,756
300	Quilmes Industrial SA, ADR†	4,905
250	SBS Broadcasting SA†	8,150
450	Stolt-Nielsen SA PLC, ADR	4,302
936	Tenaris SA, ADR	31,187

		57,300

Malaysia — 0.2%
8,380	Amsteel Corporation Berhad, ADR†	463
39,500	Resorts World Berhad	104,987

		105,450

Marshall Islands — 0.0%#
300	Teekay Shipping Corporation	17,109

Mexico — 0.9%
2,900	Altos Hornos de Mexico SA de CV, ADR†, **	0
100	America Movil SA de CV, ADR, Series A	2,700
1,400	America Movil SA de CV, ADR, Series L	38,276
11,200	America Telecom SA de CV†	28,924
400	Apasco SA, ADR	16,481
11,100	Carso Global Telecom, ADR†	31,096
2,024	Cemex SA de CV, ADR	53,029
200	Coca-Cola Femsa SA de CV, ADR	4,248
100	Controladora Comercial Mexican SA de CV, ADR	1,975
500	Fomento Economico Mexicano SA de CV, ADR	18,440
900	Gruma SA, ADR	4,788
200	Grupo Aeroportuario del Sureste SA, ADR	3,520
2,600	Grupo Carso SA, ADR	18,278
200	Grupo Casa Autrey, ADR†	2,310
600	Grupo Continental SA, ADR	10,145
500	Grupo Elektra SA de CV, ADR	10,560
1,600	Grupo Financiero BBVA Bancomer, SA de CV†	27,338
4,000	Grupo Financiero Inbursa SA de CV, ADR	21,696
200	Grupo Imsa SA, ADR	3,970
200	Grupo Industrial Maseca SA, ADR	1,298

See Notes to Financial Statements.

Munder International Equity Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Mexico (Continued)
900	Grupo Televisa SA, ADR	$35,874
500	Grupo TMM SA De CV, ADR, Series L†	2,120
200	Industries Bachoco SA, ADR	2,060
1,000	Kimberly Clark, Inc., ADR	12,814
2,600	Telefonos de CV Mexico SA de CV, ADR, Class L	85,878
100	Telefonos de Mexico SA de CV, ADR, Class A	3,300
1,500	TV Azteca SA de CV, ADR	13,650
3,000	U.S. Commercial Corp SA de CV, ADR†	2,483
800	Vitro SA de CV, ADR	2,320
1,600	Wal-Mart de Mexico SA de CV, ADR	45,605

		505,176

Netherlands — 5.6%
10,028	ABN AMRO Holding, ADR	235,457
9,266	AEGON Insurance, NYR	137,137
1,900	Akzo Nobel, ADR	72,580
400	ASM International N.V.†	8,096
2,900	ASM Lithography Holdings N.V., ADR†	58,145
1,067	Buhrmann N.V., ADR	9,336
400	Chicago Bridge & Iron Company N.V., NYR	11,560
1,070	CNH Global N.V.	17,762
300	Core Laboratories N.V.†	5,007
2,700	DSM, ADR	33,231
2,000	Equant N.V., NYR†	18,280
7,950	Fortis NL, ADR	160,143
800	Gucci Group, ADR	68,440
1,600	Heineken N.V., ADR	60,928
177	Indigo N.V.†, **	0
12,779	ING Groep N.V., ADR	299,156
1,000	Ispat International N.V., NYR†	8,870
700	James Hardie Industries N.V., ADR	17,990
375	KLM Royal Dutch Airlines N.V., NYR	6,079
4,847	Koninklijke Ahold, ADR	37,613
7,772	Koninklijke Philips Electronics N.V., NYR	226,087
1,000	New Skies Satellites N.V., ADR†	7,160
700	OCE N.V., ADR	10,668
1,200	QIAGEN N.V.†	14,352
2,700	Reed Elsevier N.V., ADR	66,825
12,700	Royal Dutch Petroleum Company, NYR	665,353

See Notes to Financial Statements.

Shares		Value

Netherlands (Continued)
15,219	Royal KPN N.V., ADR†	$117,339
300	Royal Nedlloyd N.V., ADR	5,769
5,900	STMicroelectronics N.V., NYR	159,359
2,883	TPG N.V., ADR	68,010
200	Trader Classified Media N.V., NYR, Class A†	2,255
3,500	Unilever N.V., ADR	227,150
300	Van der Moolen Holding N.V., ADR	2,607
200	Velcro Industries N.V.	2,450
1,476	VNU – Verenigde Nederlandse Uitgeversbedrijven Verengd Bezit, ADR	46,637
4,000	Vodafone Libertel N.V., ADR†	55,445
1,900	Wolters Kluwer, ADR	29,718

		2,972,994

New Zealand — 0.1%
300	Sky Network Television Ltd., ADR†	11,030
1,900	Telecommunications of New Zealand Ltd., ADR	53,675

		64,705

Norway — 0.7%
1,750	Norsk Hydro ASA, ADR	108,150
300	Odfjell ASA, ADR	6,674
1,400	Orkla ASA, ADR	31,355
400	Smedvig ASA, ADR	3,266
13,400	Statoil ASA, ADR	151,420
4,000	Telenor ASA, ADR	76,800
1,500	Tomra Systems ASA, ADR	9,041

		386,706

Peru — 0.1%
314	Cementos Lima SA, ADR†	5,847
1,100	Compania de Minas Buenaventura SA, ADR	31,108
700	Credicorp Ltd.	9,345
900	Telefonica del Peru SA, ADR	3,537

		49,837

Philippines — 0.1%
1,400	Philippine Long Distance Telephone Company, ADR†	24,388
881	San Miguel Corporation, ADR	10,156

		34,544

See Notes to Financial Statements.

Munder International Equity Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Poland — 0.0%#
1,700	Polski Koncern Naftowy Orlen SA, ADR	$22,865

Portugal — 0.2%
2,000	Electricidade de Portugal SA, ADR	52,740
7,660	Portugal Telecom SA, ADR	76,753

		129,493

Russian Federation — 1.5%
200	Golden Telecom, Inc.†	5,550
800	Irkutskenergo, ADR	4,640
1,300	Lukoil, ADR	120,900
1,700	Mining and Metallurgical Company Norilsk Nickel, ADR	113,050
800	Mobile Telesystems, ADR†	66,240
2,000	Mosenergo, ADR	13,460
1,000	Rostelecom, ADR	12,520
3,100	Sibneft-Siberian Oil Co., ADR	88,350
4,700	Surgutneftegaz, ADR	138,180
600	Surgutneftegaz, ADR, PRF	23,190
900	Tatneft, ADR	20,520
2,500	Unified Energy Systems, ADR	69,750
1,000	Uralsvyazinform, ADR	7,620
400	Vimpel – Communications, ADR†	29,400
400	Wimm-Bill-Dann Foods OJSC, ADR†	6,800
2,500	YUKOS, ADR	106,500

		826,670

Singapore — 0.9%
800	ASE Test Ltd.†	11,976
1,500	Chartered Semiconductor Manufacturing, ADR†	15,105
5,400	City Developments Ltd., ADR	19,237
700	Creative Technology Ltd.	7,182
1,000	Cycle & Carriage Ltd., ADR	6,830
2,653	DBS Group Holdings Ltd., ADR	91,855
3,400	Flextronics International Ltd.†	50,456
2,775	Keppel Corporation Ltd., ADR†	19,935
2,100	Neptune Orient Lines Ltd., ADR†	10,683
10,900	Singapore Telecommunications Ltd., ADR	125,797
800	St Assembly Test Services Ltd., ADR†	9,768

See Notes to Financial Statements.

Shares		Value

Singapore (Continued)
5,200	United Overseas Bank Ltd., ADR	$80,834
1,250	United Overseas Land Ltd., ADR	5,653

		455,311

South Africa — 0.8%
1,450	AngloGold Ltd., ADR	67,715
600	Avgold Ltd., ADR†	9,708
1,300	Bidvest Group Ltd., ADR	19,476
1,400	Durban Roodepoort Deep Ltd., ADR†	4,480
1,500	Harmony Gold Mining Company Ltd., ADR	24,345
1,000	Impala Platinum Holdings Ltd., ADR	43,446
1,397	Imperial Holdings Ltd., ADR	14,022
2,750	Iscor Ltd., ADR	11,865
1,400	Johnnic Holdings Ltd., ADR	2,800
2,000	Kumba Resources Ltd., ADR	11,011
1,800	Liberty Group Ltd., ADR	14,562
6,379	MTN Group Ltd.†	27,191
250	Naspers Ltd., ADR	15,536
1,100	Nedcor Ltd., ADR	20,444
1,400	Sappi Ltd., ADR	19,138
4,400	Sasol Ltd., ADR	63,756
1,125	Telkom SA Ltd., ADR	47,565
3,200	Venfin Ltd., ADR	10,115

		427,175

South Korea — 0.8%
2,000	Hanaro Telecom, Inc., ADR†	6,000
2,394	Kookmin Bank, ADR	90,589
7,800	Korea Electric Power Corporation, ADR	81,042
3,800	KT Corporation, ADR	72,466
2,600	Posco, ADR	88,322
3,484	SK Telecom Company Ltd., ADR	64,977
1,600	Woori Finance Holdings Co. Ltd., ADR	27,474

		430,870

Spain — 2.7%
1,100	Alpargatas S.A.I.C., ADR†, **	0
19,533	Banco Bilbao Vizcaya Argentaria SA, ADR	270,532
29,060	Banco Santander Central Hispano SA, ADR	349,011
600	Bankinter SA, ADR	24,634
5,500	Corporacion Mapfre SA, ADR	15,581

See Notes to Financial Statements.

Munder International Equity Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Spain (Continued)
6,500	Endesa SA, ADR	$124,150
500	NH Hoteles SA, ADR†	11,491
7,450	Repsol, ADR	145,647
10,116	Telefonica de Espana SA	447,026
2,200	Telefonica Moviles SA, ADR	23,188
1,800	Telepizza SA, ADR†	2,793
4,000	Terra Networks SA, ADR†	24,218

		1,438,271

Sweden — 1.6%
1,066	Atlas Copco AB, ADR, Class A	38,149
500	Atlas Copco AB, ADR, Class B	16,296
800	Autoliv, Inc.	30,120
50	Biacore International AB, ADR	1,146
1,300	Electrolux AB, ADR†	57,538
3,500	ForeningsSparbanken AB, ADR	68,830
800	Industriforvaltnings AB Kinnevik, ADR	26,248
400	Modern Times Group MTG AB, ADR†	8,400
1,850	Sandvik AB, ADR	63,764
700	SKF AB, ADR	27,045
1,600	Svenska Cellulosa AB, ADR	65,376
300	Swedish Match Company, ADR	30,632
200	Tele2 AB, ADR, Class A†	10,562
1,000	Tele2 AB, ADR, Class B†	53,000
9,415	Telefonaktiebolaget LM Ericsson, ADR†	166,646
5,694	TeliaSonera AB, ADR	148,835
2,200	Volvo AB, ADR	67,452

		880,039

Switzerland — 6.3%
7,300	ABB Ltd., ADR†	37,084
4,900	Adecco SA, ADR	78,939
550	Alcon, Inc.	33,297
1,100	Ciba Specialty Chemicals AG, ADR	42,614
3,300	Compagnie Financiere Richemont AG, ADR	79,248
700	Converium Holding AG, ADR	18,438
7,300	Credit Suisse Group, ADR†	267,091
2,900	Holcim Ltd., ADR	67,532
400	Logitech International SA, ADR†	17,012

See Notes to Financial Statements.

Shares		Value

Switzerland (Continued)
9,800	Nestle, ADR	$612,129
15,132	Novartis, ADR	694,408
4,500	Roche Holdings Ltd., ADR	453,911
2,800	Serono SA, ADR	49,140
2,300	Swiss Reinsurance, ADR	155,286
4,400	Swisscom AG, ADR	144,496
3,094	Syngenta AG, ADR	41,707
6,590	UBS AG	448,054
8,824	Zurich Financial Services AG, ADR	127,000

		3,367,386

Taiwan — 0.7%
4,687	Advanced Semiconductor Engineering, Inc., ADR	23,669
2,565	Au Optronics Corporation, ADR	30,575
2,658	Macronix International Co. Ltd., ADR	5,877
2,696	Siliconware Precision Industries Company, ADR†	13,884
19,365	Taiwan Semiconductor Manufacturing Company, ADR	198,298
19,742	United Microelectronics Corporation, ADR	97,723

		370,026

Thailand — 0.1%
17,900	Advanced Information Services PCL, ADR	38,173
8,700	Charoen Pokphand Foods PCL, ADR	4,304
4,840	Shin Corporations PCL, ADR	18,934

		61,411

Turkey — 0.1%
3,713	Anadolu Efes Biracilik Ve Malt Sanayii AS	9,354
1,279	Turkcell Iletisim Hizmetleri AS, ADR†	33,957

		43,311

United Kingdom — 21.4%
4,800	Abbey National PLC, ADR	91,255
100	Acambis PLC, ADR†	5,650
1,725	Allied Domecq PLC, ADR	53,237
1,100	Amersham PLC, ADR	75,108
2,400	Amvescap PLC, ADR	35,376
2,400	ARM Holdings PLC, ADR†	16,560
10,436	AstraZeneca PLC, ADR	504,894
8,600	AstraZeneca PLC	411,419
220	Autonomy Corporation PLC, ADR†	4,565

See Notes to Financial Statements.

Munder International Equity Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
United Kingdom (Continued)
6,500	BAA PLC, ADR	$57,744
5,000	BAE Systems PLC, ADR	60,239
10,000	Barclays PLC, ADR	363,500
200	Bespak PLC, ADR	1,763
4,592	BG Group PLC, ADR	119,622
1,600	BOC Group PLC, ADR	49,744
1,700	Bookham Technology PLC, ADR†	4,250
22,500	BP Amoco PLC, ADR	1,110,375
900	British Airways PLC, ADR†	37,566
6,591	British American Tobacco PLC, ADR	182,373
3,000	British Land Company PLC, ADR	31,033
3,150	British Sky Broadcasting Group PLC, ADR†	160,461
5,700	BT Group PLC, ADR	195,054
700	Bunzl PLC, ADR	27,209
5,268	Cable & Wireless PLC, ADR	36,929
3,400	Cadbury Schweppes PLC, ADR	101,626
300	Cambridge Antibody Technology Group PLC, ADR†	2,562
1,100	Carlton Communications PLC, ADR	22,550
1,664	Carnival PLC, ADR	66,826
1,100	Celltech Group PLC, ADR†	14,696
2,700	COLT Telecom Group PLC, ADR†	18,225
13,300	Compass Group PLC, ADR	90,475
2,700	Cookson Group PLC, ADR†	9,667
2,100	Corus Group PLC, ADR†	11,130
5,083	Diageo PLC, ADR	268,687
4,290	Dixons Group PLC, ADR	32,025
1,100	Eidos PLC, ADR†	2,618
2,825	EMI Group PLC, ADR	16,057
850	Enodis PLC, ADR†	4,845
412	Galen Holdings PLC, ADR	21,424
1,300	Gallaher Group PLC, ADR	55,302
4,800	Gkn PLC, ADR	22,943
18,136	GlaxoSmithKline PLC, ADR	845,500
6,100	GUS PLC, ADR	84,466
1,225	Hanson PLC, ADR	44,712
7,800	HBOS PLC, ADR	303,072
5,200	Hilton Group PLC, ADR	41,843
13,153	HSBC Holdings PLC, ADR	1,036,719
2,000	Imperial Chemical Industries PLC, ADR	28,640

See Notes to Financial Statements.

Shares		Value

United Kingdom (Continued)
2,625	Imperial Tobacco Group PLC, ADR	$103,382
4,888	Intercontinental Hotels Group PLC, ADR	46,778
880	International Power PLC, ADR†	19,061
10,680	Invensys PLC, ADR	6,978
2,900	J Sainsbury PLC, ADR	64,945
300	J.D. Wetherspoon PLC, ADR	7,519
3,400	Jardine Lloyd Thompson Group PLC	32,015
900	Johnson Matthey PLC, ADR	31,611
4,243	Kesa Electricals PLC†	19,484
700	Kidde PLC, ADR	13,346
7,082	Kingfisher PLC, ADR	70,616
7,900	Legal & General Group PLC, ADR	70,888
1,900	Liberty International PLC, ADR†	23,214
8,500	Lloyds TSB Group PLC, ADR	272,677
1,186	Lonmin PLC, ADR	23,185
38,700	Marks & Spencer Group PLC	199,646
2,280	Marks & Spencer Group PLC, ADR	70,774
200	MERANT PLC, ADR†	2,260
3,450	Mitchells & Butlers PLC, ADR	14,008
5,700	mmO2 PLC, ADR†	77,862
4,070	National Grid Group PLC, ADR	147,537
400	NDS Group PLC, ADR†	8,920
2,600	Novar PLC, ADR	6,423
65,600	Old Mutual PLC	107,731
5,300	Pearson PLC, ADR	59,014
2,200	Peninsular & Oriental Steam PLC, ADR	18,116
1,450	Premier Farnell PLC, ADR	11,890
500	Premier Oil PLC, ADR†	4,073
6,128	Prudential PLC, ADR	103,612
2,100	Rank Group PLC, ADR	21,483
2,300	Reed Elsevier PLC, ADR	77,510
2,200	Rentokil Initial PLC, ADR	37,414
1,553	Reuters Group PLC, ADR	39,415
722	Rexam PLC, ADR	27,643
1,900	Rio Tinto PLC, ADR	211,489
2,300	Rolls-Royce PLC, ADR	36,490
3,500	Royal & Sun Alliance Insurance Group PLC, ADR	28,175
6,094	SABMiller PLC, ADR	62,091
700	Scottish & Southern Energy PLC, ADR	84,334
3,000	Scottish Power PLC, ADR	81,540

See Notes to Financial Statements.

Munder International Equity Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
United Kingdom (Continued)
9,900	Shell Transportation & Trading PLC, ADR	$445,797
1,320	Shire Pharmaceuticals Group PLC, ADR†	38,346
500	Signet Group PLC, ADR	27,975
500	SkyePharma PLC, ADR†	6,845
1,600	Smith & Nephew PLC, ADR	67,072
1,650	Spirent PLC, ADR	6,683
1,000	Tate & Lyle PLC, ADR	22,305
200	Taylor Nelson Sofres PLC, ADR	11,171
14,900	Tesco PLC, ADR	206,252
1,600	Tomkins PLC, ADR	30,640
700	Tommy Hilfiger Corporation†	10,367
1,200	Trinity Mirror PLC, ADR	24,275
4,753	Unilever PLC, NYR	178,713
2,449	United Business Media PLC, ADR	21,612
2,000	United Utilities PLC, ADR	36,160
41,423	Vodafone Group PLC, ADR	1,037,232
100	Wembley PLC, ADR	4,314
900	Wolseley PLC, ADR	63,640
1,400	WPP Group PLC, ADR	68,810
2,500	Yule Catto & Company PLC	11,380

		11,447,274

United States — 0.1%
300	Alderwoods Group, Inc.†	2,826
250	Genesis Microchip, Inc.†	4,510
200	InterTAN, Inc.†	2,024
430	Magna Entertainment Corporation, Class A†	2,180
400	Mettler-Toledo International, Inc.†	16,884

		28,424

Venezuela — 0.0%#
442	Compania Anonima Nacional Telefonos de Venezuela, ADR	6,745
500	Electricidad de Caracas, ADR	3,857

		10,602

TOTAL COMMON STOCKS
(Cost $37,630,919)		52,301,772

See Notes to Financial Statements.

Shares		Value

WARRANTS — 0.0%
(Cost $0)
Argentina — 0.0%
3,600	Banco Rio de la Plata SA†, **	$0

Principal
Amount

REPURCHASE AGREEMENT — 2.2%
(Cost $1,195,000)
$1,195,000	Agreement with State Street Bank and Trust Company, 0.780% dated 12/31/2003, to be repurchased at $1,195,052 on 01/02/2004, collateralized by $1,195,052 FFCB, 1.500% maturing 05/23/2005 (value $1,219,755)	1,195,000

OTHER INVESTMENTS*
(Cost $8,755,921)	16.4%	8,755,921

TOTAL INVESTMENTS
(Cost $47,581,840)	116.2%	62,252,693
OTHER ASSETS AND LIABILITIES (Net)	(16.2)	(8,677,103)

NET ASSETS	100.0%	$53,575,590

*	As of December 31, 2003, the market value of the securities on loan is $8,585,522. Cash collateral received for securities loaned of $8,755,921 is invested in 8,755,921 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

**	Fair valued security as of December 31, 2003 (see Notes to Financial Statements, Note 2).

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:
ADR — American Depositary Receipt
NYR — New York Registered Shares
FFCB — Federal Farm Credit Bank
PRF — Preference Shares
SAV — Savings Shares

See Notes to Financial Statements.

Munder International Equity Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

At December 31, 2003 industry diversification of the Munder International Equity Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Banks	13.5%	$7,227,474
Oil & Gas	10.2	5,449,813
Diversified Telecommunication Services	8.8	4,708,719
Pharmaceuticals	6.5	3,467,853
Wireless Telecommunication Services	5.0	2,656,173
Industrial Conglomerates	4.4	2,351,231
Insurance	4.1	2,199,169
Automobiles	3.7	1,963,622
Metals & Mining	3.5	1,889,877
Diversified Financials	3.2	1,721,476
Electric Utilities	3.0	1,621,896
Media	2.6	1,394,599
Food Products	2.5	1,354,883
Household Durables	2.1	1,106,143
Chemicals	1.8	959,591
Beverages	1.5	789,833
Semiconductor Equipment & Products	1.4	753,348
Software	1.3	710,278
Communication Equipment	1.2	669,214
Electronic Equipment & Instruments	1.1	608,614
Food & Drug Retailing	0.9	499,215
Financial Services	0.9	458,580
Office Electronics	0.8	405,390
Real Estate	0.7	388,569
Machinery	0.7	388,554
Tobacco	0.7	371,688
Hotels, Restaurants & Leisure	0.7	367,750
Paper & Forest Products	0.6	341,156
Information Technology Consulting & Services	0.6	325,622
Airlines	0.6	318,333
Multiline Retail	0.6	303,584
Construction Materials	0.5	276,904
Trading Companies & Distributors	0.5	270,030
Commercial Services & Supplies	0.5	251,114
Leisure Time	0.5	241,559
Health Care Equipment & Supplies	0.4	240,930
Auto Components	0.4	213,279
Telecommunications Services	0.4	198,676
Multi-Utilities & Unregulated Power	0.3	178,502

See Notes to Financial Statements.

	% of
	Net Assets		Value

Containers & Packaging	0.3%		$176,613
Construction & Engineering	0.3		167,475
Computers & Peripherals	0.3		164,670
Leisure Equipment & Products	0.3		150,418
Road & Rail	0.3		146,400
Gas Utilities	0.3		140,593
Aerospace & Defense	0.3		136,934
Textiles, Apparel & Luxury Goods	0.2		125,860
Specialty Retail	0.2		125,498
Communications Equipment	0.2		109,197
Marine	0.2		102,159
Electrical Equipment	0.2		99,808
Biotechnology	0.2		97,710
Air Freight & Logistics	0.2		83,976
Metals	0.2		80,749
Transportation Infrastructure	0.1		77,770
Health Care Providers & Services	0.1		76,190
Retail	0.1		74,537
Internet Software & Services	0.1		72,701
Energy Equipment & Services	0.1		68,936
Industrial Machinery	0.1		67,737
Diversified Financial Services	0.1		66,520
Building Materials	0.1		44,712
Personal Products	0.1		44,198
Mining	0.1		41,536
Photographic Equipment and Supplies	0.1		41,220
Business Services	0.1		36,515
Building Products	0.0	#	18,244
Communication Services	0.0	#	16,857
Waste Management	0.0	#	2,798

TOTAL COMMON STOCKS	97.6		52,301,772
WARRANTS:
Banks	0.0		0
REPURCHASE AGREEMENT	2.2		1,195,000
OTHER INVESTMENTS	16.4		8,755,921

TOTAL INVESTMENTS	116.2		62,252,693
OTHER ASSETS AND LIABILITIES (Net)	(16.2)		(8,677,103)

NET ASSETS	100.0%		$53,575,590

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

Munder International Equity Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $8,585,522 of securities loaned)	$61,057,693
Repurchase agreement	1,195,000

Total Investments	62,252,693
Cash	957
Foreign currency, at value	897
Interest receivable	26
Dividends receivable	155,773
Receivable for Fund shares sold	27,738
Prepaid expenses and other assets	30,562

Total Assets	62,468,646

LIABILITIES:
Payable for Fund shares redeemed	37,846
Payable upon return of securities loaned	8,755,921
Unrealized deprecation of spot contract	5
Custody fees payable	21,155
Trustees’ fees and expenses payable	21,071
Transfer agency/record keeping fees payable	13,269
Administration fees payable	5,455
Distribution and shareholder servicing fees payable — Class A, B and C Shares	3,528
Shareholder servicing fees payable — Class K Shares	2,682
Investment advisory fees payable	989
Accrued expenses and other payables	31,135

Total Liabilities	8,893,056

NET ASSETS	$53,575,590

Investments, at cost	$47,581,840

Foreign currency, at cost	$871

See Notes to Financial Statements.

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(46,755)
Accumulated net realized loss on investments sold	(16,496,779)
Net unrealized appreciation of investments	14,671,181
Paid-in capital	55,447,943

$53,575,590

NET ASSETS:
Class A Shares	$5,658,596

Class B Shares	$1,164,658

Class C Shares	$1,498,153

Class K Shares	$11,586,045

Class Y Shares	$33,668,138

SHARES OUTSTANDING:
Class A Shares	457,999

Class B Shares	97,005

Class C Shares	123,538

Class K Shares	937,672

Class Y Shares	2,701,974

CLASS A SHARES:
Net asset value and redemption price per share	$12.36

Maximum sales charge	5.50%
Maximum offering price per share	$13.08

CLASS B SHARES:
Net asset value and offering price per share*	$12.01

CLASS C SHARES:
Net asset value and offering price per share*	$12.13

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$12.36

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$12.46

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

Munder International Equity Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$7,069
Dividends(a)	461,194
Securities lending	16,671

Total Investment Income	484,934

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	5,700
Class B Shares	4,709
Class C Shares	6,655
Shareholder servicing fees:
Class K Shares	20,032
Investment advisory fees	197,782
Custody fees	78,027
Administration fees	37,536
Transfer agency/record keeping fees	29,335
Legal and audit fees	24,395
Registration and filing fees	21,059
Trustees’ fees and expenses	13,535
Other	22,376

Total Expenses	461,141
Fees waived by transfer agent	(1,042)

Net Expenses	460,099

NET INVESTMENT INCOME	24,835

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	1,661,509
Foreign currency-related transactions	(14,498)
Net change in unrealized appreciation/(depreciation) of:
Securities	10,213,657
Foreign currency-related transactions	(1,456)

Net realized and unrealized gain on investments	11,859,212

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,884,047

(a)	Net of foreign withholding taxes of $42,639.

See Notes to Financial Statements.

Munder International Equity

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment income	$24,835	$1,059,902
Net realized gain/(loss) on investments sold	1,647,011	(8,232,695)
Net change in unrealized appreciation/(depreciation) of investments	10,212,201	1,483,087

Net increase/(decrease) in net assets resulting from operations	11,884,047	(5,689,706)
Dividends to shareholders from net investment income:
Class A Shares	(101,268)	(69,504)
Class B Shares	(12,600)	(5,240)
Class C Shares	(16,201)	(7,410)
Class K Shares	(210,727)	(517,114)
Class Y Shares	(680,079)	(379,151)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	849,121	(1,580,396)
Class B Shares	151,104	(377,494)
Class C Shares	(54,532)	(428,409)
Class K Shares	(14,259,814)	(36,532,556)
Class Y Shares	329,545	(9,256,666)

Net decrease in net assets	(2,121,404)	(54,843,646)
NET ASSETS:
Beginning of period	55,696,994	110,540,640

End of period	$53,575,590	$55,696,994

(Accumulated distributions in excess of net investment income)/ Undistributed net investment income	$(46,755)	$949,285

See Notes to Financial Statements.

Munder International Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold*	$1,379,499	$78,571,958
Issued as reinvestment of dividends	88,507	36,121
Redeemed	(618,885)	(80,188,475)

Net increase/(decrease)	$849,121	$(1,580,396)

Class B Shares:
Sold	$291,274	$286,437
Issued as reinvestment of dividends	8,451	3,454
Redeemed*	(148,621)	(667,385)

Net increase/(decrease)	$151,104	$(377,494)

Class C Shares:
Sold	$305,953	$2,582,316
Issued as reinvestment of dividends	6,877	2,314
Redeemed	(367,362)	(3,013,039)

Net decrease	$(54,532)	$(428,409)

Class K Shares:
Sold	$174,829	$7,095,534
Issued as reinvestment of dividends	343	337
Redeemed	(14,434,986)	(43,628,427)

Net decrease	$(14,259,814)	$(36,532,556)

Class Y Shares:
Sold	$1,879,497	$4,498,174
Issued as reinvestment of dividends	33,877	16,264
Redeemed	(1,583,829)	(13,771,104)

Net increase/(decrease)	$329,545	$(9,256,666)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold*	122,140	8,670,054
Issued as reinvestment of dividends	7,243	4,084
Redeemed	(54,615)	(8,820,753)

Net increase/(decrease)	74,768	(146,615)

Class B Shares:
Sold	26,776	32,116
Issued as reinvestment of dividends	712	402
Redeemed*	(13,975)	(75,210)

Net increase/(decrease)	13,513	(42,692)

Class C Shares:
Sold	28,999	297,026
Issued as reinvestment of dividends	574	266
Redeemed	(35,304)	(342,997)

Net decrease	(5,731)	(45,705)

Class K Shares:
Sold	15,518	787,918
Issued as reinvestment of dividends	28	38
Redeemed	(1,325,810)	(4,529,591)

Net decrease	(1,310,264)	(3,741,635)

Class Y Shares:
Sold	161,982	494,060
Issued as reinvestment of dividends	2,750	1,824
Redeemed	(143,720)	(1,466,292)

Net increase/(decrease)	21,012	(970,408)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$10.04		$10.52	$12.15	$18.06	$16.21	$15.03

Income/(loss) from investment operations:
Net investment income/(loss)	0.00	(e)	0.11	0.11	0.08	0.25	0.20
Net realized and unrealized gain/(loss) on investments	2.55		(0.49)	(1.70)	(4.66)	3.47	1.38

Total from investment operations	2.55		(0.38)	(1.59)	(4.58)	3.72	1.58

Less distributions:
Dividends from net investment income	(0.23)		(0.10)	(0.04)	(0.10)	(0.28)	(0.17)
Distributions in excess of net investment income	—		—	—	—	—	—
Distributions from net realized gains	—		—	—	(1.23)	(1.59)	(0.23)

Total distributions	(0.23)		(0.10)	(0.04)	(1.33)	(1.87)	(0.40)

Net asset value, end of period	$12.36		$10.04	$10.52	$12.15	$18.06	$16.21

Total return(b)	25.25%		(3.38)%	(13.11)%	(26.58)%	23.86%	10.80%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$5,659		$3,849	$5,576	$8,728	$10,946	$16,024
Ratio of operating expenses to average net assets	1.85	%(d)	1.56%	1.38%	1.38%	1.30%	1.29%
Ratio of net investment income/(loss) to average net assets	(0.02	)%(d)	1.17%	0.98%	0.62%	1.44%	1.33%
Portfolio turnover rate	3%		31%	22%	27%	18%	23%
Ratio of operating expenses to average net assets without expense waivers	1.86	%(d)	1.56%	1.38%	1.38%	1.30%	1.29%

(a)	The Munder International Equity Fund Class A Shares and Class B Shares commenced operations on November 30, 1992 and March 9, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

$9.73		$10.21	$11.84	$17.68	$15.97	$14.83

(0.04)		0.04	0.02	(0.02)	0.12	0.05
2.45		(0.47)	(1.64)	(4.54)	3.36	1.42

2.41		(0.43)	(1.62)	(4.56)	3.48	1.47

(0.13)		(0.05)	(0.01)	(0.05)	(0.13)	(0.10)
—		—	—	—	(0.05)	—
—		—	—	(1.23)	(1.59)	(0.23)

(0.13)		(0.05)	(0.01)	(1.28)	(1.77)	(0.33)

$12.01		$9.73	$10.21	$11.84	$17.68	$15.97

24.81%		(4.17)%	(13.64)%	(27.10)%	22.51%	10.08%

$1,165		$812	$1,289	$2,201	$3,211	$1,104
2.60	%(d)	2.31%	2.13%	2.13%	2.05%	2.04%
(0.77	)%(d)	0.42%	0.23%	(0.13)%	0.69%	0.34%
3%		31%	22%	27%	18%	23%
2.61	%(d)	2.31%	2.13%	2.13%	2.05%	2.04%

See Notes to Financial Statements.

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$9.82		$10.31	$11.95	$17.86	$16.09	$14.95

Income/(loss) from investment operations:
Net investment income/(loss)	(0.04)		0.04	0.02	0.04	0.12	0.05
Net realized and unrealized gain/(loss) on investments	2.48		(0.48)	(1.65)	(4.67)	3.42	1.42

Total from investment operations	2.44		(0.44)	(1.63)	(4.63)	3.54	1.47

Less distributions:
Dividends from net investment income	(0.13)		(0.05)	(0.01)	(0.05)	(0.13)	(0.10)
Distributions in excess of net investment income	—		—	—	—	(0.05)	—
Distributions from net realized gains	—		—	—	(1.23)	(1.59)	(0.23)

Total distributions	(0.13)		(0.05)	(0.01)	(1.28)	(1.77)	(0.33)

Net asset value, end of period	$12.13		$9.82	$10.31	$11.95	$17.86	$16.09

Total return(b)	24.89%		(4.23)%	(13.67)%	(27.12)%	22.66%	10.07%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,498		$1,270	$1,805	$3,483	$3,977	$2,111
Ratio of operating expenses to average net assets	2.60	%(d)	2.31%	2.13%	2.13%	2.05%	2.04%
Ratio of net investment income/(loss) to average net assets	(0.77	)%(d)	0.42%	0.23%	(0.13)%	0.69%	0.36%
Portfolio turnover rate	3%		31%	22%	27%	18%	23%
Ratio of operating expenses to average net assets without expense waivers	2.61	%(d)	2.31%	2.13%	2.13%	2.05%	2.04%

(a)	The Munder International Equity Fund Class C Shares and Class K Shares commenced operations on September 29, 1995 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

$10.05		$10.53	$12.14	$18.03	$16.22	$15.03

0.00(e	)	0.11	0.11	0.09	0.25	0.16
2.54		(0.49)	(1.68)	(4.65)	3.43	1.43

2.54		(0.38)	(1.57)	(4.56)	3.68	1.59

(0.23)		(0.10)	(0.04)	(0.10)	(0.28)	(0.17)
—		—	—	—	—	—
—		—	—	(1.23)	(1.59)	(0.23)

(0.23)		(0.10)	(0.04)	(1.33)	(1.87)	(0.40)

$12.36		$10.05	$10.53	$12.14	$18.03	$16.22

25.25%		(3.48)%	(12.96)%	(26.51)%	23.51%	10.94%

$11,586		$22,581	$63,082	$80,634	$118,766	$106,106
1.85	%(d)	1.56%	1.38%	1.38%	1.30%	1.29%
(0.02	)%(d)	1.17%	0.98%	0.62%	1.44%	1.09%
3%		31%	22%	27%	18%	23%
1.86	%(d)	1.56%	1.38%	1.38%	1.30%	1.29%

See Notes to Financial Statements.

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$10.14		$10.62	$12.23	$18.16	$16.32	$15.10

Income/(loss) from investment operations:
Net investment income	0.01		0.13	0.13	0.15	0.30	0.19
Net realized and unrealized gain/(loss) on investments	2.57		(0.49)	(1.69)	(4.72)	3.44	1.46

Total from investment operations	2.58		(0.36)	(1.56)	(4.57)	3.74	1.65

Less distributions:
Dividends from net investment income	(0.26)		(0.12)	(0.05)	(0.13)	(0.31)	(0.20)
Distributions from net realized gains	—		—	—	(1.23)	(1.59)	(0.23)

Total distributions	(0.26)		(0.12)	(0.05)	(1.36)	(1.90)	(0.43)

Net asset value, end of period	$12.46		$10.14	$10.62	$12.23	$18.16	$16.32

Total return(b)	25.44%		(3.26)%	(12.70)%	(26.36)%	23.79%	11.30%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$33,668		$27,185	$38,790	$47,444	$79,520	$98,681
Ratio of operating expenses to average net assets	1.60	%(d)	1.31%	1.13%	1.13%	1.05%	1.04%
Ratio of net investment income to average net assets	0.23	%(d)	1.42%	1.23%	0.87%	1.69%	1.32%
Portfolio turnover rate	3%		31%	22%	27%	18%	23%
Ratio of operating expenses to average net assets without expense waivers	1.61	%(d)	1.32%	1.13%	1.13%	1.05%	1.04%

(a)	The Munder International Equity Fund Class Y Shares commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

Munder International Equity Fund

Notes To Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of The Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder International Equity Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair

Munder International Equity Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund engaged in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/ (depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign

Munder International Equity Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of

Munder International Equity Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $1,042 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund held less than sixty (60) days may be subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”), through its World Asset Management division, is entitled to receive from the

Munder International Equity Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $37,536 before payment of sub-administration fees and $10,733 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,974 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003.

Munder International Equity Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

Munder International Equity Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $195 to Comerica Securities and $20,143 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $1,726,559 and $13,828,129 respectively, for the period ended December 31, 2003.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $18,418,048 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,747,195 and net appreciation for financial reporting purposes was $14,670,853. At December 31, 2003, aggregate cost for financial reporting purposes was $47,581,840.

    At December 31, 2003, the Fund had the following open spot contract which contractually obligates it to deliver currency at a specified future date:

Local
	Principal	U.S. $
	Amount	Equivalent	Settlement	Current	Unrealized
Currency Sold	Sold	Sold	Date	U.S. $ Value	Depreciation

Canadian Dollar	501	$382	01/02/04	$387	$5

6. Geographic Concentration

    The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

7. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which

Munder International Equity Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $614.

8. Distributions to Shareholders

    During the year ended June 30, 2003, distributions of $978,419 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post October	Unrealized
Ordinary	Loss/Capital	Appreciation/
Income	Loss Carryover	(Depreciation)	Total

$1,013,664	$(17,735,096)	$3,995,540	$(12,725,892)

    The differences between book and tax distributable earnings are primarily due to wash sales and Passive Foreign Investment Companies (“PFIC”).

    For the calendar year ended December 31, 2003, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”). The Fund intends to designate up to the maximum of such dividends allowable under the Act. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

9. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $15,306,731 of unused capital losses of which $2,825,995 and $12,480,736 expires in 2010 and 2011, respectively.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $2,428,365.

Munder International Equity Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

10. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR

World Asset Management, a division of Munder Capital Management
255 East Brown Street
Birmingham, MI 48009
ADMINISTRATOR

Munder Capital Management
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINTLEQ1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder International
Growth Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return. In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31.

    International markets experienced stronger returns than the U.S. market during the six months ended December 31. The Morgan Stanley Capital International (MSCI) EAFE Index, which measures the performance of stocks in Europe, Australia and the Far East, posted a 26.69% return, while the MSCI Emerging Markets Free Index, a benchmark for freely investable stocks in emerging markets countries, generated an even higher 34.57% return.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    Framlington Overseas Investment Management Limited, the U.K.-based sub-advisor to the Fund and an affiliate of Munder Capital, adheres to a similar approach. Like Munder Capital, Framlington employs a team approach to the management of its portfolios. Framlington’s portfolio managers are assisted by a worldwide network of research analysts.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

The Fund is sub-advised by Framlington Overseas Investment Management, Ltd., which is paid a fee for its services.

Investors should note that the Fund can invest all of its assets in foreign securities, and such investments involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

MUNDER INTERNATIONAL GROWTH FUND

Fund Manager: The Munder International Growth Fund Team

    The Fund generated a return of 28.74% for the six months ended December 31, 2003, relative to the 26.69% return for the Morgan Stanley Capital International (MSCI) EAFE Index and the 23.76% median return for the Lipper universe of international equity mutual funds.

    The Fund had strong absolute and relative performance for the six months ended December 31, compared to its MSCI EAFE benchmark. Both country allocation and individual stock selection made a positive contribution to the Fund’s return. An overweight in Continental Europe and an underweight in the U.K. were the primary drivers of the boost to performance from country allocation. A small weighting in emerging markets, which are not represented in the MSCI EAFE Index, also contributed positively to returns.

    Within the European region, strong performance from individual holdings in Germany, Ireland, Spain and Sweden more than offset relative weakness from holdings in France and the U.K. Japanese stocks were responsible for the boost to relative returns in the Pacific region.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The MSCI EAFE Index is an unmanaged index used to portray the pattern of common stock movement in Europe, Australia, New Zealand and the Far East. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the

ii

Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international equity mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

iii

[This Page Intentionally Left Blank]

iv

Munder International Growth Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Shares		Value

COMMON STOCKS — 96.1%
Australia — 1.5%
190,000	Mayne Group Ltd.	$466,377

Belgium — 1.2%
21,500	Dexia	370,035

Finland — 0.8%
14,050	Nokia Oyj	242,699

France — 11.1%
26,000	Alcatel SA†	334,466
15,000	AXA	320,720
7,475	BNP Paribas SA	470,153
4,800	Carrefour SA	263,199
13,810	France Telecom SA†	394,282
6,200	Neopost SA	312,468
3,590	Total SA, Class B	666,723
3,800	Vinci SA	314,320
12,210	Vivendi Universal SA†	296,450

		3,372,781

Germany — 11.4%
2,375	Allianz AG	299,478
10,916	AWD Holding AG	382,351
10,000	Bayer AG†	292,560
8,800	Continental AG†	333,403
15,630	Deutsche Telekom AG†	285,746
4,930	E.ON AG	321,386
6,500	Medion AG	253,880
16,500	MLP AG†	322,232
22,500	T-Online International AG†	291,993
6,000	Volkswagen AG	333,761
6,000	Vossloh AG	338,675

		3,455,465

Hong Kong — 1.0%
39,000	Cheung Kong (Holdings) Ltd.	308,936

See Notes to Financial Statements.

1

Munder International Growth Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Ireland — 3.7%
18,000	Allied Irish Banks PLC	$288,705
36,700	Anglo Irish Bank Corporation PLC	578,465
18,050	DCC PLC	246,069

		1,113,239

Israel — 1.4%
33,800	Bank Hapoalim BM, GDR	413,205

Italy — 1.0%
16,200	ENI-Ente Nazionale Idrocarburi Spa	305,351

Japan — 19.4%
16,000	Bridgestone Corporation	215,205
20,000	Credit Saison Co. Ltd.	451,766
110,000	D&M Holdings, Inc.†	395,296
65	East Japan Railway Company	306,389
6,000	Honda Motor Co. Ltd.	266,580
25,000	Kintetsu World Express, Inc.	419,097
40,000	Leopalace21 Corporation	377,094
35,000	Mitsubishi Corporation	371,121
25,000	Mitsui Sumitomo Insurance Co. Ltd.	205,348
30,000	Nissan Motor Co. Ltd.	342,745
70	NTT DoCoMo, Inc.	158,772
45	Pasona, Inc.†	300,322
17,700	Point, Inc.	457,638
60,000	Taisei Corporation	219,536
13,000	Takeda Chemical Industries Ltd.	515,704
35,000	TonenGeneral Sekiyu K.K.	289,775
65	Vodafone Holdings KK	174,126
12,400	Yamada Denki Co. Ltd.	416,671

		5,883,185

Luxembourg — 1.3%
22,580	Arcelor	393,175

Netherlands — 1.9%
11,150	Royal Dutch Petroleum Company	587,225

See Notes to Financial Statements.

2

Shares		Value

Norway — 2.0%
16,000	Schibsted ASA	$274,828
52,071	Telenor ASA†	339,797

		614,625

Papua New Guinea — 1.3%
350,000	Lihir Gold Ltd.	382,122

Portugal — 1.2%
155,000	Banco Comercial Portugues, SA†	345,667

Singapore — 0.9%
22,000	Venture Corporation Ltd.	259,083

South Korea — 0.9%
7,198	Kookmin Bank	269,736

Spain — 2.3%
1	Antena 3 Television SA†	15
6,500	Banco Popular Espanol SA	387,372
19,909	Telefonica SA†	291,982

		679,369

Sweden — 6.4%
7,200	Atlas Copco AB, Class A†	257,758
13,100	Hennes & Mauritz AB, Class B†	311,436
21,000	Skandinaviska Enskilda Banken AB	309,476
8,100	SKF AB, B Shares	313,063
33,300	Swedish Match AB, Class B	340,278
223,000	Telefonaktiebolaget LM Ericsson†	399,942

		1,931,953

Switzerland — 9.9%
4,500	Adecco SA	289,138
9,750	Credit Suisse Group	356,573
8,800	Novartis AG	399,353
5,790	Roche Holding AG	583,773
2,800	Swatch Group AG, Class B	336,054
4,790	Syngenta AG	322,482
6,420	UBS AG	439,484
1,875	Zurich Financial Services AG†	269,741

		2,996,598

See Notes to Financial Statements.

3

Munder International Growth Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
United Kingdom — 15.5%
82,550	BP PLC	$667,523
21,370	British Sky Broadcasting Group PLC†	268,170
12,050	Cobham PLC	251,020
45,150	Compass Group PLC	306,261
18,585	Exel PLC	244,999
26,970	GlaxoSmithKline PLC	616,228
193,401	Legal & General Group PLC	346,094
44,909	Rexam PLC†	342,905
15,214	Royal Bank of Scotland Group PLC	447,017
84,140	Serco Group PLC	258,334
15,000	Standard Chartered PLC	247,006
283,500	Vodafone Group PLC	700,896

		4,696,453

TOTAL COMMON STOCKS
(Cost $22,543,263)		29,087,279

PREFERRED STOCKS — 2.2%
Germany — 2.2%
600	Porsche AG†	355,699
18,800	ProSieben Sat.1 Media AG†	313,854

		669,553

TOTAL PREFERRED STOCKS
(Cost $419,038)		669,553

INVESTMENT COMPANY SECURITIES — 1.1%
(Cost $700,000)
British Virgin Islands — 1.1%
70,000	Korea Investment Opportunities Ltd.†, *, **	326,900

WARRANTS — 0.0%#
(Cost $284)
Japan — 0.0%#
300	Belluna Company Ltd., expires 9/29/2006 (exercise price: JPY 4,028)†, **	2,531

See Notes to Financial Statements.

4

		Value

TOTAL INVESTMENTS
(Cost $23,662,585)	99.4%	$30,086,263
OTHER ASSETS AND LIABILITIES (Net)	0.6	192,585

NET ASSETS	100.0%	$30,278,848

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

*	Affiliated security.

**	Fair valued security as of December 31, 2003 (see Notes to Financial Statements, Note 2).

ABBREVIATIONS:

GDR — Global Depositary Receipt
JPY — Japanese Yen

See Notes to Financial Statements.

5

Munder International Growth Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

At December 31, 2003 industry diversification of the Munder International Growth Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Banks	14.9%	$4,509,690
Oil & Gas	8.3	2,516,597
Pharmaceuticals	7.0	2,115,059
Insurance	5.8	1,763,613
Diversified Telecommunication Services	4.9	1,485,933
Communication Equipment	3.2	977,107
Automobiles	3.1	943,085
Machinery	3.0	909,495
Wireless Telecommunication Services	2.8	859,668
Commercial Services & Supplies	2.8	847,794
Media	2.8	839,463
Diversified Financials	2.8	834,117
Metals & Mining	2.6	775,297
Specialty Retail	2.4	728,107
Real Estate	2.3	686,030
Air Freight & Logistics	2.2	664,096
Industrial Conglomerates	2.2	659,275
Chemicals	2.0	615,042
Auto Components	1.8	548,608
Construction & Engineering	1.8	533,856
Health Care Providers & Services	1.6	466,377
Retail	1.5	457,638
Electronic Equipment	1.3	395,296
Trading Companies & Distributors	1.2	371,120
Containers & Packaging	1.1	342,905
Tobacco	1.1	340,278
Textiles & Apparel	1.1	336,054
Electric Utilities	1.1	321,386
Office Electronics	1.0	312,468
Road & Rail	1.0	306,389
Hotels, Restaurants & Leisure	1.0	306,261
Internet Software & Services	1.0	291,993
Food & Drug Retailing	0.9	263,199
Electronic Equipment & Instruments	0.9	259,083
Distributors	0.8	253,880
Aerospace & Defense	0.8	251,020

TOTAL COMMON STOCKS	96.1	29,087,279
PREFERRED STOCKS:
Automobiles	1.2	355,699
Media	1.0	313,854

TOTAL PREFERRED STOCKS	2.2	669,553
INVESTMENT COMPANY SECURITIES	1.1	326,900
WARRANTS:
Banks	0.0 #	2,531

TOTAL INVESTMENTS	99.4	30,086,263
OTHER ASSETS AND LIABILITIES (NET)	0.6	192,585

NET ASSETS	100.0%	$30,278,848

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

6

[This Page Intentionally Left Blank]

7

Munder International Growth Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated issuers (cost — $22,962,585)	$29,759,363
Securities of affiliated issuer (cost — $700,000)	326,900

Total Investments	30,086,263
Cash	141,918
Dividends receivable	76,920
Receivable for Fund shares sold	53,598
Prepaid expenses and other assets	29,556

Total Assets	30,388,255

LIABILITIES:
Payable for Fund shares redeemed	38,240
Trustees’ fees and expenses payable	18,644
Custody fees payable	11,988
Transfer agency/record keeping fees payable	11,213
Administration fees payable	3,208
Distribution and shareholder servicing fees payable — Class A, B and C Shares	862
Investment advisory fees payable	612
Shareholder servicing fees payable — Class K Shares	52
Accrued expenses and other payables	24,588

Total Liabilities	109,407

NET ASSETS	$30,278,848

Investments, at cost	$23,662,585

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(232,423)
Accumulated net loss on investments sold	(19,616,118)
Net unrealized appreciation of investments	6,431,159
Paid-in capital	43,696,230

$30,278,848

NET ASSETS:
Class A Shares	$702,946

Class B Shares	$721,339

Class C Shares	$410,011

Class K Shares	$318,364

Class Y Shares	$28,126,188

SHARES OUTSTANDING:
Class A Shares	70,047

Class B Shares	75,791

Class C Shares	42,903

Class K Shares	31,986

Class Y Shares	2,789,951

CLASS A SHARES:
Net asset value and redemption price per share	$10.04

Maximum sales charge	5.50%
Maximum offering price per share	$10.62

CLASS B SHARES:
Net asset value and offering price per share*	$9.52

CLASS C SHARES:
Net asset value and offering price per share*	$9.56

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.95

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.08

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder International Growth Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$2,524
Dividends(a)	116,808

Total Investment Income	119,332

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	856
Class B Shares	2,485
Class C Shares	1,911
Shareholder servicing fees
Class K Shares	407
Investment advisory fees	134,375
Custody fees	42,239
Transfer agency/record keeping fees	24,340
Legal and audit fees	23,465
Registration and filing fees	20,227
Administration fees	19,125
Trustees’ fees and expenses	13,162
Other	15,783

Total Expenses	298,375
Fees waived by transfer agent	(920)

Net Expenses	297,455

NET INVESTMENT LOSS	(178,123)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated issuers	1,124,179
Foreign currency-related transactions	(9,264)
Net change in unrealized appreciation/(depreciation) of:
Securities	5,933,756
Foreign currency-related transactions	(2,237)

Net realized and unrealized gain on investments	7,046,434

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,868,311

(a)	Net of foreign withholding taxes of $14,090.

See Notes to Financial Statements.

10

Munder International Growth Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment income/(loss)	$(178,123)	$138,228
Net realized gain/(loss) on investments sold	1,114,915	(5,572,458)
Net change in unrealized appreciation/(depreciation) of investments	5,931,519	1,368,160

Net increase/(decrease) in net assets resulting from operations	6,868,311	(4,066,070)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(116,083)	(653,233)
Class B Shares	151,393	(126,842)
Class C Shares	(25,457)	(44,183)
Class K Shares	(129,077)	(589,588)
Class Y Shares	(1,352,396)	(9,034,546)

Net increase/(decrease) in net assets	5,396,691	(14,514,462)
NET ASSETS:
Beginning of period	24,882,157	39,396,619

End of period	$30,278,848	$24,882,157

Accumulated net investment loss	$(232,423)	$(54,300)

See Notes to Financial Statements.

11

Munder International Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold*	$1,354,689	$7,685,409
Redeemed	(1,470,772)	(8,338,642)

Net decrease	$(116,083)	$(653,233)

Class B Shares:
Sold	$217,299	$823,182
Redeemed*	(65,906)	(950,024)

Net increase/(decrease)	$151,393	$(126,842)

Class C Shares:
Sold	$178,636	$2,322,644
Redeemed	(204,093)	(2,366,827)

Net decrease	$(25,457)	$(44,183)

Class K Shares:
Sold	$—	$4,718
Redeemed	(129,077)	(594,306)

Net decrease	$(129,077)	$(589,588)

Class Y Shares:
Sold	$576,587	$3,352,596
Redeemed	(1,928,983)	(12,387,142)

Net decrease	$(1,352,396)	$(9,034,546)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold*	170,453	1,076,939
Redeemed	(181,162)	(1,142,632)

Net decrease	(10,709)	(65,693)

Class B Shares:
Sold	24,240	134,054
Redeemed*	(8,262)	(150,542)

Net increase/(decrease)	15,978	(16,488)

Class C Shares:
Sold	20,522	354,039
Redeemed	(23,006)	(355,664)

Net decrease	(2,484)	(1,625)

Class K Shares:
Sold	—	700
Redeemed	(15,525)	(83,206)

Net decrease	(15,525)	(82,506)

Class Y Shares:
Sold	67,074	473,211
Redeemed	(229,557)	(1,765,954)

Net decrease	(162,483)	(1,292,743)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder International Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year		Year	Year	Year
	12/31/03(c)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$7.79		$8.47	$10.02		$15.79	$12.79	$11.92

Income/(loss) from investment operations:
Net investment income/(loss)	(0.07)		0.02	(0.00	)(d)	(0.04)	(0.05)	(0.02)
Net realized and unrealized gain/(loss) on investments	2.32		(0.70)	(1.44)		(4.62)	3.72	0.90

Total from investment operations	2.25		(0.68)	(1.44)		(4.66)	3.67	0.88

Less distributions:
Dividends from net investment income	—		—	—		—	(0.08)	—
Distributions in excess of net investment income	—		—	—		—	(0.05)	—
Distributions from net realized gains	—		—	(0.11)		(1.11)	(0.54)	(0.01)
Distributions from capital	—		—	(0.00	)(d)	—	—	—

Total distributions	—		—	(0.11)		(1.11)	(0.67)	(0.01)

Net asset value, end of period	$10.04		$7.79	$8.47		$10.02	$15.79	$12.79

Total return(b)	28.72%		(7.91)%	(14.32)%		(31.24)%	28.89%	7.36%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$703		$629	$1,240		$1,519	$1,715	$2,869
Ratio of operating expenses to average net assets	2.42	%(e)	2.00%	1.69%		1.72%	1.69%	1.60%
Ratio of net investment income/ (loss) to average net assets	(1.53	)%(e)	0.28%	(0.04)%		(0.29)%	(0.34)%	(0.16)%
Portfolio turnover rate	33%		73%	173%		119%	65%	66%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.42	%(e)	2.33%	1.87%		1.81%	1.71%	1.75%

(a)	The Munder International Growth Fund Class A Shares and Class B Shares commenced operations on February 20, 1997 and March 19, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year	Year		Year	Year	Year
12/31/03(c)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)	6/30/99(c)

$7.42		$8.14	$9.76		$15.51	$12.56	$11.83

(0.10)		(0.03)	(0.07)		(0.13)	(0.17)	(0.10)
2.20		(0.69)	(1.44)		(4.51)	3.66	0.84

2.10		(0.72)	(1.51)		(4.64)	3.49	0.74

—		—	—		—	—	—
—		—	—		—	—	—
—		—	(0.11)		(1.11)	(0.54)	(0.01)
—		—	(0.00	)(d)	—	—	—

—		—	(0.11)		(1.11)	(0.54)	(0.01)

$9.52		$7.42	$8.14		$9.76	$15.51	$12.56

28.13%		(8.72)%	(15.43)%		(31.70)%	27.96%	6.23%

$721		$444	$621		$1,034	$1,638	$546
3.17	%(e)	2.75%	2.44%		2.47%	2.44%	2.36%
(2.28	)%(e)	(0.47)%	(0.79)%		(1.04)%	(1.09)%	(0.92)%
33%		73%	173%		119%	65%	66%
3.17	%(e)	3.08%	2.62%		2.56%	2.46%	2.51%

See Notes to Financial Statements.

15

Munder International Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year		Year	Year	Year
	12/31/03(c)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$7.45		$8.17	$9.78		$15.55	$12.58	$11.86

Income/(loss) from investment operations:
Net investment income/(loss)	(0.10)		(0.03)	(0.07)		(0.12)	(0.17)	(0.10)
Net realized and unrealized gain/ (loss) on investments	2.21		(0.69)	(1.43)		(4.54)	3.68	0.83

Total from investment operations	2.11		(0.72)	(1.50)		(4.66)	3.51	0.73

Less distributions:
Dividends from net investment income	—		—	—		—	—	—
Distributions in excess of net investment income	—		—	—		—	—	—
Distributions from net realized gains	—		—	(0.11)		(1.11)	(0.54)	(0.01)
Distributions from capital	—		—	(0.00	)(d)	—	—	—

Total distributions	—		—	(0.11)		(1.11)	(0.54)	(0.01)

Net asset value, end of period	$9.56		$7.45	$8.17		$9.78	$15.55	$12.58

Total return(b)	28.32%		(8.81)%	(15.29)%		(31.75)%	28.07%	6.13%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$410		$338	$384		$867	$1,118	$172
Ratio of operating expenses to average net assets	3.17	%(e)	2.75%	2.44%		2.47%	2.44%	2.36%
Ratio of net investment income/ (loss) to average net assets	(2.28	)%(e)	(0.47)%	(0.79)%		(1.04)%	(1.09)%	(0.92)%
Portfolio turnover rate	33%		73%	173%		119%	65%	66%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.17	%(e)	3.08%	2.62%		2.56%	2.46%	2.51%

(a)	The Munder International Growth Fund Class C Shares and Class K Shares commenced operations on February 13, 1997 and January 10, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year	Year		Year	Year	Year
12/31/03(c)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)	6/30/99(c)

$7.74		$8.42	$10.00		$15.75	$12.75	$11.92

(0.07)		0.02	(0.00	)(d)	(0.03)	(0.05)	(0.02)
2.28		(0.70)	(1.47)		(4.61)	3.72	0.86

2.21		(0.68)	(1.47)		(4.64)	3.67	0.84

—		—	—		—	(0.08)	—
—		—	—		—	(0.05)	—
—		—	(0.11)		(1.11)	(0.54)	(0.01)
—		—	(0.00	)(d)	—	—	—

—		—	(0.11)		(1.11)	(0.67)	(0.01)

$9.95		$7.74	$8.42		$10.00	$15.75	$12.75

28.55%		(8.08)%	(14.65)%		(31.19)%	28.98%	7.02%

$318		$368	$1,095		$4,691	$2,839	$1,834
2.42	%(e)	2.00%	1.69%		1.72%	1.69%	1.61%
(1.53	)%(e)	0.28%	(0.04)%		(0.29)%	(0.34)%	(0.17)%
33%		73%	173%		119%	65%	66%
2.42	%(e)	2.33%	1.87%		1.81%	1.71%	1.76%

See Notes to Financial Statements.

17

Munder International Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year		Year		Year	Year
	12/31/03(c)		Ended	Ended		Ended		Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)		6/30/01(c)		6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$7.82		$8.49	$10.06		$15.81		$12.81	$11.94

Income/(loss) from investment operations:
Net investment income/(loss)	(0.06)		0.04	0.02		(0.00	)(d)	(0.01)	0.01
Net realized and unrealized gain/(loss) on investments	2.32		(0.71)	(1.48)		(4.64)		3.74	0.87

Total from investment operations	2.26		(0.67)	(1.46)		(4.64)		3.73	0.88

Less distributions:
Dividends from net investment income	—		—	—		—		(0.12)	—
Distributions in excess of net investment income	—		—	—		—		(0.07)	—
Distributions from net realized gains	—		—	(0.11)		(1.11)		(0.54)	(0.01)
Distributions from capital	—		—	(0.00	)(d)	—		—	—

Total distributions	—		—	(0.11)		(1.11)		(0.73)	(0.01)

Net asset value, end of period	$10.08		$7.82	$8.49		$10.06		$15.81	$12.81

Total return(b)	28.74%		(7.77)%	(14.46)%		(31.06)%		29.34%	7.35%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$28,126		$23,103	$36,056		$50,405		$73,916	$60,940
Ratio of operating expenses to average net assets	2.17	%(e)	1.75%	1.44%		1.47%		1.44%	1.36%
Ratio of net investment income/ (loss) to average net assets	(1.28	)%(e)	0.53%	0.21%		(0.04)%		(0.09)%	0.08%
Portfolio turnover rate	33%		73%	173%		119%		65%	66%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.17	%(e)	2.08%	1.62%		1.56%		1.46%	1.51%

(a)	The Munder International Growth Fund Class Y Shares commenced operations on December 31, 1996.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

18

Munder International Growth Fund

Notes to Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder International Growth Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair

19

Munder International Growth Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/ (depreciation) on foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign

20

Munder International Growth Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $920 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

21

Munder International Growth Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund held less than sixty (60) days may be subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive a fee, computed and payable daily, based on the daily net assets of the Fund at an annual rate of 1.00% based on assets up to $250 million and 0.75% based on assets exceeding $250 million.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder

22

Munder International Growth Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $19,125 before payment of sub-administration fees and $5,469 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Pursuant to a sub-advisory agreement with the Advisor, Framlington Overseas Investment Management Limited (the “Sub-Advisor”) provides sub-advisory services to the Fund and is responsible for its management, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Fund, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to 40% of the net advisory revenues earned by the Advisor with respect to the Fund. The Advisor indirectly owns a 49% interest in the Sub-Advisor.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,280 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as

23

Munder International Growth Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Sub-Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the

24

Munder International Growth Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

period ended December 31, 2003, the Fund paid $1 to Comerica Securities and $409 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $8,770,440 and $10,017,336 respectively, for the period ended December 31, 2003.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $7,202,872 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $779,194 and net appreciation for financial reporting purposes was $6,423,678. At December 31, 2003, aggregate cost for financial reporting purposes was $23,662,585.

6. Transactions with Affiliated Companies

    The term “affiliated company” includes investment companies with the same sub-advisor as the Fund. At, or during the period ended December 31, 2003, the Fund held the following security of an affiliated company:

	Value	Purchased		Sold		Value
	at					at	Realized
Affiliate	6/30/03	Cost	Shares	Cost	Shares	12/31/03	Gain/(Loss)

Korea Investment Opportunities Ltd.	$270,900	$—	—	$—	—	$326,900	$—

7. Geographic Concentration

    The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. Government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

8. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may

25

Munder International Growth Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $234.

9. Distributions to Shareholders

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Post
October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(20,673,171)	$395,101	$(20,278,070)

    The differences between book and tax distributable earnings are primarily due to wash sales.

10. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $17,650,962 of unused capital losses of which $10,972,986 and $6,677,976 expire in 2010 and 2011, respectively.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital and currency losses arising between November 1, 2002 and June 30, 2003 of $2,975,532 and $46,677, respectively.

11. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

26

[This Page Intentionally Left Blank]

27

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
480 Pierce Street
Birmingham, MI 48009
SUB-ADVISOR

Framlington Overseas Investment Management Limited
155 Bishopsgate
London, England EC2M 3XJ
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116

SANNINTLGR1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder Large-Cap
Value Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return. In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

Munder Large-Cap Value Fund

Fund Manager: The Munder Large-Cap Value Fund Team

    The Fund earned a return of 17.67% for the six months ended December 31, 2003, relative to the 16.54% return for the Russell 1000 Value Index, the 15.18% median return for the Lipper universe of large-cap value mutual funds and the 16.27% median return for the Lipper universe of multi-cap value mutual funds. (The Fund is included in the Lipper multi-cap value universe.)

    The Fund generated strong absolute and relative returns for the six months ended December 31. Although sector weightings had little overall impact on returns, stock selection had a significant positive impact on performance, especially in the consumer discretionary, financials, industrials and consumer staples sectors. Centex Corporation (a provider of home building and real estate-related products and services) and Magna International, Inc. (a Canadian auto parts supplier) were the major contributors to strong relative performance in the consumer discretionary sector. Countrywide Financial Corporation (a mortgage banking holding company) and Radian Group, Inc. (a provider of private mortgage insurance) were responsible for good relative returns in the Fund’s financial sector. In the industrials sector, Cooper Industries, Ltd. (a manufacturer of electrical products, tools, hardware and automotive products) boosted relative performance. Tyco International Ltd. (a diversified manufacturing firm) and United Technologies Corporation (a diversified manufacturer that includes Otis brand elevators, Carrier heating and cooling systems, Pratt & Whitney engines and aircraft parts, and Sikorsky helicopters) also contributed to the strong returns in that sector. Finally, The Dial Corporation (a manufacturer and seller of consumer products, including Dial soaps, Purex detergent and Armour canned meats) led the consumer staples sector to positive relative returns.

    The positive impact on returns from these sectors more than offset the weaker relative return from the information technology sector of the Fund. Check Point Software Technologies Ltd. (a company that develops, markets and supports Internet security solutions for business networks and service providers) and Celestica, Inc. (an electronics manufacturing services company) held back returns in that sector.

ii

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies (the 1,000 largest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of multi-cap value mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

iii

[This Page Intentionally Left Blank]

iv

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Shares		Value

COMMON STOCKS — 100.1%
Aerospace & Defense — 2.4%
23,734	United Technologies Corporation	$2,249,271

Auto Components — 2.2%
18,071	Lear Corporation	1,108,294
11,935	Magna International, Inc., Class A	955,397

		2,063,691

Beverages — 1.8%
18,439	Anheuser-Busch Companies, Inc.	971,367
21,185	Constellation Brands, Inc., Class A†	697,622

		1,668,989

Building Products — 1.4%
46,108	Masco Corporation	1,263,820

Capital Markets — 4.9%
12,701	Goldman Sachs Group, Inc.	1,253,970
29,249	J. P. Morgan Chase & Company	1,074,316
28,528	Lehman Brothers Holdings, Inc.	2,202,932

		4,531,218

Chemicals — 3.2%
10,421	PPG Industries, Inc.	667,152
61,138	Praxair, Inc.	2,335,472

		3,002,624

Commercial Banks — 9.7%
23,736	Bank of America Corporation	1,909,086
20,594	Bank One Corporation	938,880
16,046	KeyCorp	470,469
61,710	U.S. Bancorp	1,837,724
38,700	Wachovia Corporation	1,803,033
26,488	Wells Fargo & Company	1,559,878
7,350	Zions Bancorporation	450,776

		8,969,846

Commercial Services & Supplies — 0.8%
28,520	ARAMARK Corporation, Class B	782,018

See Notes to Financial Statements.

1

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Communications Equipment — 2.3%
24,304	Comverse Technology, Inc.†	$427,508
78,480	Nokia Corporation, ADR	1,334,160
10,562	UTStarcom, Inc.†	391,533

		2,153,201

Computers & Peripherals — 2.7%
46,733	Hewlett-Packard Company	1,073,457
9,868	International Business Machines Corporation	914,566
6,116	Lexmark International, Inc., Class A†	480,962

		2,468,985

Consumer Finance — 1.0%
14,845	Capital One Financial Corporation	909,850

Diversified Financial Services — 4.4%
17,590	CIT Group, Inc.	632,360
71,301	Citigroup, Inc.	3,460,951

		4,093,311

Diversified Telecommunication Services — 5.1%
24,551	ALLTEL Corporation	1,143,586
28,154	AT&T Corporation	571,526
84,026	SBC Communications, Inc.	2,190,558
23,319	Verizon Communications, Inc.	818,030

		4,723,700

Electric Utilities — 3.6%
8,000	Consolidated Edison, Inc.	344,080
7,120	Dominion Resources, Inc.	454,470
4,912	DTE Energy Company	193,533
12,435	Edison International†	272,700
5,834	Entergy Corporation	333,296
5,856	Exelon Corporation	388,604
4,909	FPL Group, Inc.	321,147
2,840	PPL Corporation	124,250
9,924	Progress Energy, Inc.	449,160
7,213	TXU Corporation	171,092
9,562	Wisconsin Energy Corporation	319,849

		3,372,181

See Notes to Financial Statements.

2

Shares		Value

Electrical Equipment — 2.4%
25,795	Cooper Industries Ltd., Class A	$1,494,304
19,439	Rockwell Automation, Inc.	692,029

		2,186,333

Electronic Equipment & Instruments — 1.2%
27,361	Celestica, Inc.†	412,330
16,692	Tech Data Corporation†	662,506

		1,074,836

Energy Equipment & Services — 2.1%
38,774	ENSCO International, Inc.	1,053,490
25,598	Noble Corporation†	915,896

		1,969,386

Food & Staples Retailing — 1.1%
37,000	SUPERVALUE, INC.	1,057,830

Food Products — 0.5%
14,250	Dean Foods Company†	468,397

Health Care Providers & Services — 3.6%
9,924	AmerisourceBergen Corporation	557,233
18,494	Anthem, Inc.†	1,387,050
31,162	HCA, Inc.	1,338,719

		3,283,002

Hotels, Restaurants & Leisure — 2.9%
24,374	Carnival Corporation	968,379
35,172	Harrah’s Entertainment, Inc.	1,750,510

		2,718,889

Household Durables — 2.6%
22,357	Centex Corporation	2,406,731

Household Products — 2.1%
13,805	Kimberly-Clark Corporation	815,737
38,600	The Dial Corporation	1,098,942

		1,914,679

Industrial Conglomerates — 2.0%
71,028	Tyco International Ltd.	1,882,242

See Notes to Financial Statements.

3

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology Services — 1.9%
29,360	Accenture Ltd., Class A†	$772,755
17,536	Affiliated Computer Services, Inc., Class A†	955,011

		1,727,766

Insurance — 5.7%
51,636	ACE Ltd.	2,138,763
18,643	Ambac Financial Group, Inc.	1,293,638
13,074	American International Group, Inc.	866,545
24,000	Prudential Financial, Inc.	1,002,480

		5,301,426

Machinery — 2.7%
19,555	ITT Industries, Inc.	1,451,177
17,540	SPX Corporation†	1,031,527

		2,482,704

Media — 3.6%
32,374	Clear Channel Communications, Inc.	1,516,075
15,542	Comcast Corporation, Class A†	510,865
43,074	Comcast Corporation, Class A Special†	1,347,355

		3,374,295

Metals & Mining — 1.6%
40,062	Alcoa, Inc.	1,522,356

Multiline Retail — 1.2%
22,764	Federated Department Stores, Inc.	1,072,867

Multi-Utilities & Unregulated Power — 0.5%
9,983	Duke Energy Corporation	204,152
5,183	Equitable Resources, Inc.	222,455

		426,607

Oil & Gas — 7.2%
17,660	Apache Corporation	1,432,226
23,304	ChevronTexaco Corporation	2,013,233
77,519	Exxon Mobil Corporation	3,178,279

		6,623,738

See Notes to Financial Statements.

4

Shares		Value

Pharmaceuticals — 2.0%
18,740	Merck & Company, Inc.	$865,788
28,520	Pfizer, Inc.	1,007,612

		1,873,400

Real Estate — 2.6%
29,480	General Growth Properties, Inc.	818,070
22,830	ProLogis	732,615
15,138	Vornado Realty Trust	828,805

		2,379,490

Software — 0.4%
21,210	Check Point Software Technologies Ltd.†	356,752

Thrifts & Mortgage Finance — 4.7%
11,476	Countrywide Financial Corporation	870,455
23,412	Federal Home Loan Mortgage Corporation	1,365,388
33,030	Radian Group, Inc.	1,610,212
11,448	Washington Mutual, Inc.	459,294

		4,305,349

TOTAL COMMON STOCKS
(Cost $73,364,069)		92,661,780

OTHER INVESTMENTS*
(Cost $81,626)	0.1%	81,626

TOTAL INVESTMENTS
(Cost $73,445,695)	100.2%	92,743,406
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(159,987)

NET ASSETS	100.0%	$92,583,419

*	As of December 31, 2003, the market value of securities on loan is $79,107. Cash collateral received for securities loaned of $81,626 is invested in 81,626 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

†	Non-income producing security.

ABBREVIATION:

ADR — American Depositary Receipt

See Notes to Financial Statements.

5

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

At December 31, 2003 country diversification of the Munder Large-Cap Value Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	88.0%	$81,430,801
Bermuda	4.5	4,149,301
Cayman Islands	3.3	3,054,660
Canada	1.5	1,367,727
Finland	1.4	1,334,160
Panama	1.0	968,379
Israel	0.4	356,752

TOTAL COMMON STOCKS	100.1	92,661,780
OTHER INVESTMENTS	0.1	81,626

TOTAL INVESTMENTS	100.2	92,743,406
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(159,987)

NET ASSETS	100.0%	$92,583,419

See Notes to Financial Statements.

6

[This Page Intentionally Left Blank]

7

Munder Large-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $79,107 of securities loaned)	$92,743,406
Dividends receivable	96,859
Receivable for investment securities sold	166,600
Receivable for Fund shares sold	130,215
Prepaid expenses and other assets	32,699

Total Assets	93,169,779

LIABILITIES:
Due to custodian	94,842
Payable for Fund shares redeemed	307,739
Payable upon return of securities loaned	81,626
Trustees’ fees and expenses payable	22,804
Transfer agency/record keeping fees payable	19,275
Distribution and shareholder servicing fees payable — Class A, B and C Shares	13,402
Shareholder servicing fees payable — Class K Shares	9,367
Administration fees payable	8,390
Custody fees payable	1,860
Investment advisory fees payable	1,741
Accrued expenses and other payables	25,314

Total Liabilities	586,360

NET ASSETS	$92,583,419

Investments, at cost	$73,445,695

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(6,203)
Accumulated net realized loss on investments sold	(9,793,837)
Net unrealized appreciation of investments	19,298,233
Paid-in capital	83,085,226

$92,583,419

NET ASSETS:
Class A Shares	$5,994,658

Class B Shares	$10,552,621

Class C Shares	$3,345,124

Class K Shares	$43,009,486

Class Y Shares	$29,681,530

SHARES OUTSTANDING:
Class A Shares	466,093

Class B Shares	831,221

Class C Shares	263,639

Class K Shares	3,341,742

Class Y Shares	2,305,234

CLASS A SHARES:
Net asset value and redemption price per share	$12.86

Maximum sales charge	5.50%
Maximum offering price per share	$13.61

CLASS B SHARES:
Net asset value and offering price per share*	$12.70

CLASS C SHARES:
Net asset value and offering price per share*	$12.69

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$12.87

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$12.88

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Large-Cap Value Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$2,663
Dividends(a)	924,729
Securities lending	1,131

Total Investment Income	928,523

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	7,106
Class B Shares	47,925
Class C Shares	14,891
Shareholder servicing fees:
Class K Shares	56,226
Investment advisory fees	345,080
Administration fees	65,489
Transfer agency/record keeping fees	45,261
Legal and audit fees	21,864
Registration and filing fees	21,036
Custody fees	16,639
Trustees’ fees and expenses	13,835
Other	27,227

Total Expenses	682,579
Fees waived by transfer agent	(1,987)

Net Expenses	680,592

NET INVESTMENT INCOME	247,931

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Security transactions	487,554
Futures contracts	29,165
Net change in unrealized appreciation/(depreciation) of:
Securities	14,032,681
Foreign currency-related transactions	160

Net realized and unrealized gain on investments	14,549,560

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,797,491

(a)	Net of foreign withholding taxes of $1,395.

See Notes to Financial Statements.

10

Munder Large-Cap Value Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment income	$247,931	$911,730
Net realized gain/(loss) on investments sold	516,719	(4,599,747)
Net change in unrealized appreciation/(depreciation) of investments	14,032,841	(6,548,452)

Net increase/(decrease) in net assets resulting from operations	14,797,491	(10,236,469)
Dividends to shareholders from net investment income:
Class A Shares	(15,849)	(37,709)
Class B Shares	—	(492)
Class C Shares	—	(143)
Class K Shares	(119,107)	(312,188)
Class Y Shares	(115,182)	(529,262)
Distributions to shareholders from capital:
Class A Shares	—	(1,493)
Class B Shares	—	(20)
Class C Shares	—	(6)
Class K Shares	—	(12,364)
Class Y Shares	—	(20,962)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(580,880)	(1,103,608)
Class B Shares	(94,669)	(2,148,000)
Class C Shares	52,271	(672,500)
Class K Shares	(11,103,702)	(5,442,089)
Class Y Shares	(1,967,769)	(43,335,772)

Net increase/(decrease) in net assets	852,604	(63,853,077)
NET ASSETS:
Beginning of period	91,730,815	155,583,892

End of period	$92,583,419	$91,730,815

Accumulated distributions in excess of net investment income	$(6,203)	$(3,996)

See Notes to Financial Statements.

11

Munder Large-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold*	$436,800	$5,327,536
Issued as reinvestment of dividends	12,143	29,620
Redeemed	(1,029,823)	(6,460,764)

Net decrease	$(580,880)	$(1,103,608)

Class B Shares:
Sold	$975,786	$2,367,755
Issued as reinvestment of dividends	—	258
Redeemed*	(1,070,455)	(4,516,013)

Net decrease	$(94,669)	$(2,148,000)

Class C Shares:
Sold	$458,099	$717,411
Issued as reinvestment of dividends	—	99
Redeemed	(405,828)	(1,390,010)

Net increase/(decrease)	$52,271	$(672,500)

Class K Shares:
Sold	$1,490,252	$11,508,416
Issued as reinvestment of dividends	27	271
Redeemed	(12,593,981)	(16,950,776)

Net decrease	$(11,103,702)	$(5,442,089)

Class Y Shares:
Sold	$2,219,886	$5,950,146
Issued as reinvestment of dividends	6,457	89,358
Redeemed	(4,194,112)	(17,069,480)
Redemption in kind	—	(32,305,796)

Net decrease	$(1,967,769)	$(43,335,772)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold*	36,191	513,431
Issued as reinvestment of dividends	1,017	2,955
Redeemed	(88,187)	(627,919)

Net decrease	(50,979)	(111,533)

Class B Shares:
Sold	82,942	237,369
Issued as reinvestment of dividends	—	27
Redeemed*	(92,537)	(459,096)

Net decrease	(9,595)	(221,700)

Class C Shares:
Sold	38,697	70,076
Issued as reinvestment of dividends	—	10
Redeemed	(34,953)	(141,128)

Net increase/(decrease)	3,744	(71,042)

Class K Shares:
Sold	128,571	1,118,222
Issued as reinvestment of dividends	2	27
Redeemed	(1,073,975)	(1,664,222)

Net decrease	(945,402)	(545,973)

Class Y Shares:
Sold	188,524	592,550
Issued as reinvestment of dividends	536	9,121
Redeemed	(344,004)	(1,731,628)
Redemption in kind	—	(3,185,976)

Net decrease	(154,944)	(4,315,933)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/03(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)		6/30/02	6/30/01	6/30/00(c)	6/30/99

Net asset value, beginning of period	$10.98		$11.42		$13.06	$11.83	$14.98	$15.62

Income/(loss) from investment operations:
Net investment income/(loss)	0.03		0.07		0.05	0.08	0.18	0.20
Net realized and unrealized gain/(loss) on investments	1.88		(0.44)		(1.25)	1.70	(2.58)	0.73

Total from investment operations	1.91		(0.37)		(1.20)	1.78	(2.40)	0.93

Less distributions:
Dividends from net investment income	(0.03)		(0.07)		(0.04)	(0.07)	(0.16)	(0.18)
Distributions in excess of net investment income	—		—		—	—	(0.02)	—
Distributions from net realized gains	—		—		(0.40)	(0.48)	(0.57)	(1.39)
Distributions from capital	—		(0.00	)(d)	—	—	—	—

Total distributions	(0.03)		(0.07)		(0.44)	(0.55)	(0.75)	(1.57)

Net asset value, end of period	$12.86		$10.98		$11.42	$13.06	$11.83	$14.98

Total return(b)	17.45%		(3.16)%		(9.06)%	15.32%	(16.45)%	6.96%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$5,995		$5,675		$7,179	$6,654	$5,121	$5,578
Ratio of operating expenses to average net assets	1.45	%(e)	1.35%		1.28%	1.22%	1.23%	1.21%
Ratio of net investment income/(loss) to average net assets	0.56	%(e)	0.71%		0.34%	0.52%	1.37%	1.44%
Portfolio turnover rate	9%		30%		30%	65%	91%	50%
Ratio of operating expenses to average net assets without expense waivers	1.46	%(e)	1.35%		1.28%	1.22%	1.23%	1.21%

(a)	The Munder Large-Cap Value Fund Class A Shares and Class B Shares commenced operations on August 8, 1994 and August 9, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year		Year	Year	Year	Year
12/31/03(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)		6/30/02	6/30/01	6/30/00(c)	6/30/99

$10.84		$11.29		$12.97	$11.79	$14.93	$15.57

(0.01)		(0.01)		(0.04)	(0.02)	0.08	0.10
1.87		(0.44)		(1.24)	1.69	(2.57)	0.72

1.86		(0.45)		(1.28)	1.67	(2.49)	0.82

—		(0.00	)(d)	—	(0.01)	(0.08)	(0.07)
—		—		—	—	—	—
—		—		(0.40)	(0.48)	(0.57)	(1.39)
		(0.00	)(d)	—	—	—	—

—		—		(0.40)	(0.49)	(0.65)	(1.46)

$12.70		$10.84		$11.29	$12.97	$11.79	$14.93

17.16%		(3.98)%		(9.72)%	14.39%	(17.07)%	6.18%

$10,553		$9,119		$11,994	$10,905	$3,961	$3,700
2.20	%(e)	2.10%		2.03%	1.97%	1.98%	1.97%
(0.19	)%(e)	(0.04)%		(0.41)%	(0.23)%	0.62%	0.69%
9%		30%		30%	65%	91%	50%
2.21	%(e)	2.10%		2.03%	1.97%	1.98%	1.97%

See Notes to Financial Statements.

15

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/03(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)		6/30/02	6/30/01	6/30/00(c)	6/30/99

Net asset value, beginning of period	$10.84		$11.28		$12.96	$11.78	$14.91	$15.55

Income/(loss) from investment operations:
Net investment income/(loss)	(0.01)		(0.01)		(0.04)	(0.02)	0.08	0.09
Net realized and unrealized gain/(loss) on investments	1.86		(0.43)		(1.24)	1.69	(2.56)	0.73

Total from investment operations	1.85		(0.44)		(1.28)	1.67	(2.48)	0.82

Less distributions:
Dividends from net investment income	—		(0.00	)(d)	—	(0.01)	(0.08)	(0.07)
Distributions from net realized gains	—		—		(0.40)	(0.48)	(0.57)	(1.39)
Distributions from capital	—		(0.00	)(d)	—	—	—	—

Total distributions	—		—		(0.40)	(0.49)	(0.65)	(1.46)

Net asset value, end of period	$12.69		$10.84		$11.28	$12.96	$11.78	$14.91

Total return(b)	17.07%		(3.89)%		(9.73)%	14.40%	(17.02)%	6.18%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$3,345		$2,817		$3,733	$3,781	$1,073	$1,366
Ratio of operating expenses to average net assets	2.20	%(e)	2.10%		2.03%	1.97%	1.98%	1.97%
Ratio of net investment income/(loss) to average net assets	(0.19	)%(e)	(0.04)%		(0.41)%	(0.23)%	0.62%	0.69%
Portfolio turnover rate	9%		30%		30%	65%	91%	50%
Ratio of operating expenses to average net assets without expense waivers	2.21	%(e)	2.10%		2.03%	1.97%	1.98%	1.97%

(a)	The Munder Large-Cap Value Fund Class C Shares and Class K Shares commenced operations on December 5, 1995 and July 5, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year		Year	Year	Year	Year
12/31/03(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)		6/30/02	6/30/01	6/30/00(c)	6/30/99

$10.98		$11.43		$13.06	$11.84	$15.00	$15.64

0.03		0.07		0.05	0.08	0.18	0.21
1.89		(0.45)		(1.24)	1.69	(2.59)	0.72

1.92		(0.38)		(1.19)	1.77	(2.41)	0.93

(0.03)		(0.07)		(0.04)	(0.07)	(0.18)	(0.18)
—		0.00		(0.40)	(0.48)	(0.57)	(1.39)
—		(0.00	)(d)	—	—	—	—

(0.03)		$(0.07)		$(0.44)	$(0.55)	$(0.75)	$(1.57)

$12.87		$10.98		$11.43	$13.06	$11.84	$15.00

17.54%		(3.25)%		(8.98)%	15.22%	(16.49)%	6.95%

$43,009		$47,087		$55,232	$80,625	$110,257	$205,364
1.45	%(e)	1.35%		1.28%	1.22%	1.23%	1.21%
0.56	%(e)	0.71%		0.34%	0.52%	1.37%	1.45%
9%		30%		30%	65%	91%	50%
1.46	%(e)	1.35%		1.28%	1.22%	1.23%	1.21%

See Notes to Financial Statements.

17

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/03(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)		6/30/02	6/30/01	6/30/00(c)	6/30/99

Net asset value, beginning of period	$10.99		$11.43		$13.07	$11.84	$15.00	$15.64

Income/(loss) from investment operations:
Net investment income	0.05		0.10		0.07	0.10	0.21	0.25
Net realized and unrealized gain/(loss) on investments	1.89		(0.44)		(1.24)	1.71	(2.59)	0.72

Total from investment operations	1.94		(0.34)		(1.17)	1.81	(2.38)	0.97

Less distributions:
Dividends from net investment income	(0.05)		(0.10)		(0.07)	(0.10)	(0.18)	(0.22)
Distributions in excess of net investment income	—		—		—	—	(0.03)	—
Distributions from net realized gains	—		—		(0.40)	(0.48)	(0.57)	(1.39)
Distributions from capital	—		(0.00	)(d)	—	—	—	—

Total distributions	(0.05)		(0.10)		(0.47)	(0.58)	(0.78)	(1.61)

Net asset value, end of period	$12.88		$10.99		$11.43	$13.07	$11.84	$15.00

Total return(b)	17.67%		(2.92)%		(8.83)%	15.59%	(16.28)%	7.22%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$29,682		$27,033		$77,446	$79,553	$73,435	$39,368
Ratio of operating expenses to average net assets	1.20	%(e)	1.10%		1.03%	0.97%	0.98%	0.96%
Ratio of net investment income to average net assets	0.81	%(e)	0.96%		0.59%	0.77%	1.62%	1.69%
Portfolio turnover rate	9%		30%		30%	65%	91%	50%
Ratio of operating expenses to average net assets without expense waivers	1.21	%(e)	1.10%		1.03%	0.97%	0.98%	0.96%

(a)	The Munder Large-Cap Value Fund Class Y Shares commenced operations on July 5, 1994.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

18

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, The Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Large-Cap Value Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depository receipts and financial futures contracts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depository receipts, for which the last quoted sale price or official close price is not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets

19

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

following the close of foreign markets, country-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation or depreciation from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

20

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Futures Contracts: The Fund entered into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, the Fund is required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower

21

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $1,987 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

22

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $65,489 before payment of sub-administration fees and $18,726 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the

23

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $3,531 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $30 from commissions on sales of Class A Shares for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

24

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $110 to Comerica Securities and $56,458 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $8,195,780 and $19,737,129 respectively, for the period ended December 31, 2003. For the year ended June 30, 2003, the Fund had a redemption in kind which resulted in a redemption out of the Fund of $32,305,796. The redemption was comprised of securities and cash in the amount of $32,305,677 and $119, respectively.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $23,563,301 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,265,590 and net appreciation for financial reporting purposes was $19,297,711. At December 31, 2003, aggregate cost for financial reporting purposes was $73,445,695.

6. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund

25

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

did not utilize the revolving line of credit. For the period ended December 31, 2003, total commitment fees for the Fund were $939.

7. Distributions to Shareholders

    The tax character of distributions paid to shareholders during the year ended June 30, 2003 was as follows:

	Ordinary	Long Term	Return
	Income	Capital Gain	of Capital	Total

June 30, 2003	$879,794	$—	$34,845	$914,639

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Post October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(10,305,235)	$5,267,111	$(5,038,124)

    The differences between book and tax distributable earnings are primarily due to wash sales.

    For the calendar year ended December 31, 2003, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”). The Fund intends to designate up to the maximum of such dividends allowable under the Act. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

8. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $7,793,701 of unused capital losses of which $15,847, $18,278, $54,755, $638,852 and $7,065,969 expires in 2006, 2007, 2008, 2009 and 2011, respectively. In addition, $15,847, $18,278, $54,755 and $638,852 of the losses expiring in 2006, 2007, 2008 and 2009, respectively, may be further limited as these amounts were acquired in the reorganization with the Munder Framlington Global Financial Services Fund that occurred on May 3, 2002.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net losses arising between November 1, 2002 and June 30, 2003 of $2,511,534.

26

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

9. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

27

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNLCV1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder Michigan
Tax-Free Bond Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return.

    In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31. The municipal bond market faired somewhat better than the taxable market for the period, with the Lehman Brothers Municipal Bond Index, a yardstick for the investment grade tax-exempt bond market, posting a 1.45% return.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

The Fund concentrates its investments geographically within the state of Michigan, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Further, a portion of the Fund’s income may be subject to state, local and/or federal alternative minimum taxes.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

MUNDER MICHIGAN TAX-FREE BOND FUND

Fund Manager: The Munder Michigan Tax-Free Bond Fund Team

    The Fund earned a return of 0.57% for the six months ended December 31, 2003, relative to the 1.51% return of its blended Lehman Brothers benchmark, which is made up of an equally weighted combination of the Lehman Brothers 10-year, 15-year and 20-year Municipal Bond Indexes, and the 0.73% median return for the Lipper universe of Michigan municipal debt mutual funds.

    Within the overall municipal market, the revenue bond sector had the strongest performance for the six months ended December 31. This strength was due largely to the rebound of bonds backed by states’ anticipated tobacco settlement revenue, which had significant underperformance earlier in the year. Michigan did not issue bonds backed by tobacco revenue, and so the Michigan market did not share in these strong returns. This was one reason for the shortfall in the performance of the Fund relative to its Lehman Brothers blended benchmark. A second factor that held back the Fund’s return relative to the general bond market was the strong performance of California and New York bonds, neither of which is held in this Fund.

    As of December 31, 97.0% of the Fund’s municipal bonds and notes were invested in securities with a rating of AAA or AA. Given the outperformance of lower quality securities during the six-month period, the Fund’s high-quality focus contributed to the weakness in relative returns.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers 10-year, 15-year and 20-year Municipal Bond Indexes measure the performance of the investment-grade tax-exempt bond market with maturities ranging from 8-12 years,

ii

12-17 years and 17-22 years, respectively. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of Michigan municipal debt mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

iii

[This Page Intentionally Left Blank]

iv

Munder Michigan Tax-Free Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES — 97.1%
Michigan — 97.1%
$600,000	Clinton Macomb, Michigan, Public Library, GO, (AMBAC Insured), 5.000% due 04/01/2027	AAA	Aaa	$613,098
515,000	Clinton Township, Michigan Building Authority, Refunding, (AMBAC Insured), 4.750% due 11/01/2012	AAA	Aaa	568,581
750,000	De Witt, Michigan, Public Schools, GO, (FSA Insured, Q-SBLF), 4.700% due 05/01/2012	AAA	Aaa	794,078
600,000	Delta Charter Township, Michigan, GO, (MBIA Insured), 5.000% due 05/01/2014	AAA	Aaa	664,722
375,000	Detroit, Michigan, Water Supply Systems, Revenue, Series A, (MBIA Insured), 5.750% due 07/01/2011	AAA	Aaa	441,566
860,000	Eaton Rapids, Michigan, Public Schools, GO, Refunding, (MBIA Insured, Q-SBLF), 4.700% due 05/01/2014	AAA	Aaa	903,886
750,000	Fowlerville, Michigan, Community School District, GO, Refunding, (FSA Insured, Q-SBLF), 4.500% due 05/01/2015	AAA	Aa1	776,295
	Grand Rapids, Michigan:
705,000	Building Authority 5.000% due 04/01/2016	AA	Aa2	785,518
1,000,000	Community College Refunding, GO, (MBIA Insured), 5.375% due 05/01/2019	AAA	Aaa	1,077,810
635,000	Grand Valley, Michigan State University Revenue, (FGIC Insured), 5.500% due 02/01/2018	AAA	Aaa	720,071
700,000	Green Oak Township, Michigan, GO, (MBIA Insured), 4.200% due 05/01/2021	NR	Aaa	688,919

See Notes to Financial Statements.

1

Munder Michigan Tax-Free Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Michigan (Continued)
$400,000	Grosse Pointe, Michigan, Public Schools, GO, 4.750% due 05/01/2022	AA+	Aa2	$407,744
750,000	Holland Michigan Building Authority, GO, (AMBAC Insured), 5.000% due 10/01/2021	AAA	Aaa	782,250
750,000	Jenison Michigan Public Schools, GO, Building and Site, (FGIC Insured), 5.000% due 05/01/2021	AAA	Aaa	784,343
	Kent County, Michigan:
760,000	Airport Facility Revenue, 4.750% due 01/01/2016	AAA	Aaa	785,034
750,000	Building Authority, GO, 5.000% due 06/01/2021	AAA	Aaa	779,423
500,000	Kentwood, Michigan, Public Schools, GO, (MBIA Insured), 5.000% due 05/01/2023	AAA	Aaa	519,750
500,000	Lincoln, Michigan, Consolidated School District, GO, (FSA Insured, Q-SBLF), 5.000% due 05/01/2018	AAA	Aaa	524,875
1,000,000	Mattawan, Michigan, Consolidated School District, GO, (FSA Insured, Q-SBLF), 5.750% due 05/01/2025	AAA	Aaa	1,103,190
500,000	Michigan Municipal Building Authority Revenue, 4.750% due 10/01/2018	AAA	Aaa	517,360
500,000	Michigan Public Power Agency Revenue, Combustion Turbine Number 1, Project A, (AMBAC Insured), 5.250% due 01/01/2020	AAA	Aaa	540,675

See Notes to Financial Statements.

2

		Rating
Principal
Amount		S&P	Moody’s	Value

Michigan (Continued)
$600,000	Michigan State Environmental Protection Program, GO, 6.250% due 11/01/2012	AA+	Aa1	$714,216
715,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A (AMBAC Insured), Pre-refunded, 6.000% due 05/15/2010	AAA	Aaa	850,142
1,000,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	AAA	Aaa	1,041,330
750,000	Milan, Michigan, Area Schools, GO, Refunding, (Q-SBLF), 1.200% due 05/01/2030†	AAA	NR	750,000
500,000	Montrose, Michigan, School District, GO, (MBIA Insured, Q-SBLF), 6.200% due 05/01/2017	AAA	Aaa	619,700
1,000,000	Plainwell, Michigan, Community School District, Refunding, (FSA Insured, Q-SBLF), 5.000% due 05/01/2018	AAA	Aaa	1,051,790
	Redford, Michigan Unified School District, GO:
500,000	(AMBAC Insured, Q-SBLF), 5.500% due 05/01/2014	AAA	Aaa	580,160
750,000	Refunding, (AMBAC Insured, Q-SBLF), 5.000% due 05/01/2022	AAA	Aaa	819,112
750,000	Rochester Community School District, Michigan, GO, (MBIA Insured, Q-SBLF), 5.000% due 05/01/2019	AAA	Aaa	829,762
750,000	Rockford, Michigan, Public School District, GO, Refunding, Series A, (Q-SBLF), 4.800% due 05/01/2017	AA+	Aaa	793,305

See Notes to Financial Statements.

3

Munder Michigan Tax-Free Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Michigan (Continued)
$400,000	Vicksburg, Michigan, Community School District, GO, (Q-SBLF), 5.000% due 05/01/2013	AA+	Aa1	$447,520
750,000	Warren, Michigan, Downtown Development, GO, (MBIA Insured), 4.250% due 10/01/2026	AAA	Aaa	711,224
500,000	Washtenaw County, Michigan, Building Authority, GO, 3.250% due 09/01/2013	NR	Aa3	492,020
500,000	Willow Run, Michigan, Community Schools, GO, (AMBAC Insured, Q-SBLF), 5.000% due 05/01/2016	AAA	Aaa	530,020

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $23,558,569)				25,009,489

Shares

INVESTMENT COMPANY SECURITIES — 3.6%
(Cost $932,395)
932,395	Valiant Tax Exempt Money Market Fund	932,395

TOTAL INVESTMENTS
(Cost $24,490,964)	100.7%	25,941,884
OTHER ASSETS AND LIABILITIES (Net)	(0.7)	(170,019)

NET ASSETS	100.0%	$25,771,865

†	Variable Rate Security. The interest rate shown reflects the rate currently in effect.

ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation
AMT   — Alternative Minimum Tax
FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
MBIA  — Municipal Bond Investors Assurance
NR    — Not Rated
Q-SBLF — Qualified School Bond Loan Fund

See Notes to Financial Statements.

4

At December 31, 2003 the sector diversification of the Munder Michigan Tax-Free Bond Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Insured	68.7%	$17,687,208
Revenue	8.1	2,087,912
General Obligations	17.0	4,384,227
Pre-Refunded	3.3	850,142

TOTAL MUNICIPAL BONDS AND NOTES	97.1	25,009,489
INVESTMENT COMPANY SECURITIES	3.6	932,395

TOTAL INVESTMENTS	100.7	25,941,884
OTHER ASSETS AND LIABILITIES (Net)	(0.7)	(170,019)

NET ASSETS	100.0%	$25,771,865

See Notes to Financial Statements.

5

Munder Michigan Tax-Free Bond Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$25,941,884
Interest receivable	242,259
Dividends receivable	1,194
Prepaid expenses and other assets	4,630

Total Assets	26,189,967

LIABILITIES:
Payable for Fund shares redeemed	362,934
Trustees’ fees and expenses payable	18,783
Transfer agency/record keeping fees payable	8,238
Shareholder servicing fees payable — Class K Shares	3,743
Administration fees payable	2,905
Custody fees payable	2,043
Distribution and shareholder servicing fees payable — Class A, B and C Shares	1,880
Investment advisory fees payable	267
Accrued expenses and other payables	17,309

Total Liabilities	418,102

NET ASSETS	$25,771,865

Investments, at cost	$24,490,964

See Notes to Financial Statements.

6

NET ASSETS consist of:
Undistributed net investment income	$3,264
Accumulated net realized gain on investments sold	270,813
Net unrealized appreciation of investments	1,450,920
Paid-in capital	24,046,868

$25,771,865

NET ASSETS:
Class A Shares	$2,838,695

Class B Shares	$1,144,804

Class C Shares	$352,885

Class K Shares	$17,196,035

Class Y Shares	$4,239,446

SHARES OUTSTANDING:
Class A Shares	281,562

Class B Shares	113,219

Class C Shares	35,047

Class K Shares	1,705,715

Class Y Shares	420,025

CLASS A SHARES:
Net asset value and redemption price per share	$10.08

Maximum sales charge	4.00%
Maximum offering price per share	$10.50

CLASS B SHARES:
Net asset value and offering price per share*	$10.11

CLASS C SHARES:
Net asset value and offering price per share*	$10.07

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.08

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.09

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Michigan Tax-Free Bond Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$735,600
Dividends	3,172

Total Investment Income	738,772

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	3,180
Class B Shares	5,984
Class C Shares	3,277
Shareholder servicing fees:
Class K Shares	31,129
Investment advisory fees	84,033
Administration fees	23,924
Transfer agency/record keeping fees	22,384
Legal and audit fees	20,271
Trustees’ fees and expenses	13,205
Custody fees	10,955
Registration and filing fees	1,885
Other	11,516

Total Expenses	231,743
Fees waived by transfer agent	(24)

Net Expenses	231,719

NET INVESTMENT INCOME	507,053

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	1,112,990
Net change in unrealized appreciation/(depreciation) of securities	(1,720,317)

Net realized and unrealized loss on investments	(607,327)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(100,274)

See Notes to Financial Statements.

8

Munder Michigan Tax-Free Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment income	$507,053	$1,410,478
Net realized gain on investments	1,112,990	1,147,684
Net change in unrealized appreciation/(depreciation) of investments	(1,720,317)	839,198

Net increase/(decrease) in net assets resulting from operations	(100,274)	3,397,360
Dividends to shareholders from net investment income:
Class A Shares	(39,823)	(77,042)
Class B Shares	(14,050)	(30,343)
Class C Shares	(6,961)	(26,685)
Class K Shares	(371,200)	(1,246,820)
Class Y Shares	(73,615)	(48,551)
Distributions to shareholders from net realized gains:
Class A Shares	(131,232)	—
Class B Shares	(57,263)	—
Class C Shares	(17,714)	—
Class K Shares	(989,808)	—
Class Y Shares	(215,362)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	581,962	(137,344)
Class B Shares	(84,454)	(186,939)
Class C Shares	(701,793)	936,152
Class K Shares	(13,378,375)	(11,338,600)
Class Y Shares	12,956	3,614,546

Net decrease in net assets	(15,587,006)	(5,144,266)
NET ASSETS
Beginning of period	41,358,871	46,503,137

End of period	$25,771,865	$41,358,871

Undistributed net investment income	$3,264	$1,860

See Notes to Financial Statements.

9

Munder Michigan Tax-Free Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold*	$707,787	$701,340
Issued as reinvestment of dividends	127,171	44,503
Redeemed	(252,996)	(883,187)

Net increase/(decrease)	$581,962	$(137,344)

Class B Shares:
Sold	$74,158	$447,557
Issued as reinvestment of dividends	34,031	12,175
Redeemed*	(192,643)	(646,671)

Net decrease	$(84,454)	$(186,939)

Class C Shares:
Sold	$55,292	$1,447,705
Issued as reinvestment of dividends	7,550	1,875
Redeemed	(764,635)	(513,428)

Net increase/(decrease)	$(701,793)	$936,152

Class K Shares:
Sold	$2,705,179	$6,745,327
Redeemed	(16,083,554)	(18,083,927)

Net decrease	$(13,378,375)	$(11,338,600)

Class Y Shares:
Sold	$64,538	$3,710,500
Issued as reinvestment of dividends	13,184	4,046
Redeemed	(64,766)	(100,000)

Net increase	$12,956	$3,614,546

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold*	68,707	66,650
Issued as reinvestment of dividends	12,492	4,245
Redeemed	(24,109)	(84,112)

Net increase/(decrease)	57,090	(13,217)

Class B Shares:
Sold	7,227	42,587
Issued as reinvestment of dividends	3,331	1,160
Redeemed*	(18,384)	(61,499)

Net decrease	(7,826)	(17,752)

Class C Shares:
Sold	5,334	138,800
Issued as reinvestment of dividends	742	179
Redeemed	(73,356)	(48,853)

Net increase/(decrease)	(67,280)	90,126

Class K Shares:
Sold	260,323	642,656
Redeemed	(1,549,962)	(1,727,444)

Net decrease	(1,289,639)	(1,084,788)

Class Y Shares:
Sold	6,164	341,407
Issued as reinvestment of dividends	1,292	387
Redeemed	(6,302)	(9,560)

Net increase	1,154	332,234

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

11

Munder Michigan Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00	6/30/99(c)

Net asset value, beginning of period	$10.71		$10.21	$9.97	$9.44	$9.60	$10.06

Income from investment operations:
Net investment income	0.16		0.35	0.39	0.39	0.39	0.39
Net realized and unrealized gain/(loss) on investments	(0.12)		0.50	0.24	0.53	(0.15)	(0.30)

Total from investment operations	0.04		0.85	0.63	0.92	0.24	0.09

Less distributions:
Dividends from net investment income	(0.16)		(0.35)	(0.39)	(0.39)	(0.40)	(0.39)
Distributions from net realized gains	(0.51)		—	—	—	—	(0.16)

Total distributions	(0.67)		(0.35)	(0.39)	(0.39)	(0.40)	(0.55)

Net asset value, end of period	$10.08		$10.71	$10.21	$9.97	$9.44	$9.60

Total return(b)	0.45%		8.48%	6.47%	9.87%	2.59%	0.78%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,839		$2,404	$2,426	$1,951	$1,083	$2,456
Ratio of operating expenses to average net assets	1.38	%(d)	1.26%	0.93%	0.98%	1.03%	1.00%
Ratio of net investment income to average net assets	3.03	%(d)	3.31%	3.83%	3.98%	4.14%	3.88%
Portfolio turnover rate	0%		15%	10%	11%	13%	33%
Ratio of operating expenses to average net assets without expense waivers	1.38	%(d)	1.26%	0.93%	0.98%	1.03%	1.00%

(a)	The Munder Michigan Tax-Free Bond Fund Class A Shares and Class B Shares commenced operations on February 15, 1994 and July 5, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00	6/30/99(c)

$10.73		$10.23	$9.99	$9.47	$9.63	$10.06

0.12		0.27	0.31	0.32	0.32	0.32
(0.11)		0.50	0.25	0.52	(0.15)	(0.28)

0.01		0.77	0.56	0.84	0.17	0.04

(0.12)		(0.27)	(0.32)	(0.32)	(0.33)	(0.31)
(0.51)		—	—	—	—	(0.16)

(0.63)		(0.27)	(0.32)	(0.32)	(0.33)	(0.47)

$10.11		$10.73	$10.23	$9.99	$9.47	$9.63

0.17%		7.65%	5.66%	8.92%	1.82%	0.34%

$1,145		$1,299	$1,420	$662	$492	$624
2.13	% (d)	2.01%	1.68%	1.73%	1.78%	1.75%
2.28	% (d)	2.56%	3.08%	3.23%	3.39%	3.14%
0%		15%	10%	11%	13%	33%
2.13	% (d)	2.01%	1.68%	1.73%	1.78%	1.75%

See Notes to Financial Statements.

13

Munder Michigan Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00	6/30/99(c)

Net asset value, beginning of period	$10.70		$10.21	$9.97	$9.46	$9.62	$10.05

Income from investment operations:
Net investment income	0.12		0.27	0.31	0.31	0.32	0.32
Net realized and unrealized gain/(loss) on investments	(0.12)		0.49	0.25	0.52	(0.15)	(0.28)

Total from investment operations	0.00		0.76	0.56	0.83	0.17	0.04

Less distributions:
Dividends from net investment income	(0.12)		(0.27)	(0.32)	(0.32)	(0.33)	(0.31)
Distributions from net realized gains	(0.51)		—	—	—	—	(0.16)

Total distributions	(0.63)		(0.27)	(0.32)	(0.32)	(0.33)	(0.47)

Net asset value, end of period	$10.07		$10.70	$10.21	$9.97	$9.46	$9.62

Total return(b)	0.08%		7.57%	5.67%	8.82%	1.82%	0.34%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$353		$1,095	$125	$103	$110	$115
Ratio of operating expenses to average net assets	2.13	%(d)	2.01%	1.68%	1.73%	1.78%	1.75%
Ratio of net investment income to average net assets	2.28	%(d)	2.56%	3.08%	3.23%	3.39%	3.13%
Portfolio turnover rate	0%		15%	10%	11%	13%	33%
Ratio of operating expenses to average net assets without expense waivers	2.13	%(d)	2.01%	1.68%	1.73%	1.78%	1.75%

(a)	The Munder Michigan Tax-Free Bond Fund Class C Shares and Class K Shares commenced operations on October 4, 1996 and January 3, 1994 respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

14

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00	6/30/99(c)

$10.71		$10.21	$9.97	$9.45	$9.62	$10.06

0.16		0.35	0.39	0.39	0.39	0.39
(0.12)		0.50	0.24	0.52	(0.16)	(0.28)

0.04		0.85	0.63	0.91	0.23	0.11

(0.16)		(0.35)	(0.39)	(0.39)	(0.40)	(0.39)
(0.51)		—	—	—	—	(0.16)

(0.67)		(0.35)	(0.39)	(0.39)	(0.40)	(0.55)

$10.08		$10.71	$10.21	$9.97	$9.45	$9.62

0.45%		8.48%	6.47%	9.75%	2.48%	0.99%

$17,196		$32,071	$41,647	$45,498	$45,515	$64,065
1.38	%(d)	1.26%	0.93%	0.98%	1.03%	1.00%
3.03	%(d)	3.31%	3.83%	3.98%	4.14%	3.89%
0%		15%	10%	11%	13%	33%
1.38	%(d)	1.26%	0.93%	0.98%	1.03%	1.00%

See Notes to Financial Statements.

15

Munder Michigan Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00	6/30/99(c)

Net asset value, beginning of period	$10.72		$10.22	$9.98	$9.46	$9.62	$10.06

Income from investment operations:
Net investment income	0.17		0.38	0.41	0.42	0.42	0.42
Net realized and unrealized gain/ (loss) on investments	(0.12)		0.50	0.25	0.51	(0.16)	(0.28)

Total from investment operations	0.05		0.88	0.66	0.93	0.26	0.14

Less distributions:
Dividends from net investment income	(0.17)		(0.38)	(0.42)	(0.41)	(0.42)	(0.42)
Distributions from net realized gains	(0.51)		—	—	—	—	(0.16)

Total distributions	(0.68)		(0.38)	(0.42)	(0.41)	(0.42)	(0.58)

Net asset value, end of period	$10.09		$10.72	$10.22	$9.98	$9.46	$9.62

Total return(b)	0.57%		8.74%	6.73%	10.02%	2.84%	1.24%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$4,239		$4,490	$885	$1,483	$1,363	$1,513
Ratio of operating expenses to average net assets	1.13	%(d)	1.01%	0.68%	0.73%	0.78%	0.75%
Ratio of net investment income to average net assets	3.28	%(d)	3.56%	4.08%	4.23%	4.39%	4.14%
Portfolio turnover rate	0%		15%	10%	11%	13%	33%
Ratio of operating expenses to average net assets without expense waivers	1.13	%(d)	1.01%	0.68%	0.73%	0.78%	0.75%

(a)	The Munder Michigan Tax-Free Bond Fund Class Y Shares commenced operations on January 3, 1994.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

16

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, The Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Michigan Tax-Free Bond Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

17

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $24 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

18

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $23,924 before payment of sub-administration fees and $6,840 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,323 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003.

19

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

20

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $0 to Comerica Securities and $31,238 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $0 and $14,622,771, respectively, for the period ended December 31, 2003.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,539,601 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $88,681 and net appreciation for financial reporting purposes was $1,450,920. At December 31, 2003, aggregate cost for financial reporting purposes was $24,490,964.

6. Geographic Concentration

    The Fund primarily invests in debt obligations issued by the State of Michigan and local governments in the State of Michigan, its political subdivisions, agencies and public authorities that obtain funds for various public purposes. The Fund is, therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by these Funds. The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At December 31, 2003, investments in these insured securities represented 68.7% of the Fund.

7. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on

21

Munder Michigan Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $351.

8. Distributions to Shareholders

    The tax character of distributions paid to shareholders during the year ended June 30, 2003 was as follows:

	Tax-Exempt
	Income	Ordinary Income	Total

June 30, 2003	$1,375,397	$54,044	$1,429,441

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Unrealized
Ordinary	Long-Term	Appreciation/
Income	Gain	(Depreciation)	Total

$9,603	$569,202	$3,171,237	$3,750,042

9. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

22

[This Page Intentionally Left Blank]

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNMTFBOND1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder Micro-Cap
Equity Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return. In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

Because the Fund tends to invest in smaller company stocks, its holdings may be more volatile and less liquid than large company stocks. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

Munder Micro-Cap Equity Fund

Fund Manager: The Munder Micro-Cap Equity Fund Team

    The Fund earned a return of 38.66% for the six months ended December 31, 2003, relative to the 41.82% return for the Wilshire Micro-Cap Index, the 24.92% return for the Russell 2000 Index and the 23.86% median return for the Lipper universe of small-cap core mutual funds.

    The Fund had a strong return for the six months ended December 31, handily outperforming the Russell 2000 Index, but lagging the Wilshire Micro-Cap benchmark. The negative impact of the Fund’s sector weightings, particularly an underweighting of the technology sector and an overweighting of the financials sector, was offset by good stock selection. The strong relative returns of holdings in the consumer discretionary, telecommunication services and financials sectors helped to offset weakness in the information technology and materials sectors.

    Strong returns in the consumer discretionary sector were due largely to Noble International, Ltd. (an auto supplier) and Drew Industries Incorporated (a supplier of parts for manufactured homes and recreational vehicles). LCC International, Inc. (a provider of wireless communication services and products) led relative performance in the telecommunication services sector, while Accredited Home Lenders Holding Co. (a nationwide mortgage banking company) and ACE Cash Express, Inc. (a provider of retail financial services, including check cashing, money orders and wire transfers) made a positive contribution to relative returns in the financials sector.

    In the technology sector of the Fund, strong returns from TTM Technologies, Inc. (a manufacturer of printed circuit boards) and SpectraLink Corporation (a provider of wireless telephone systems) were offset by the weaker returns from White Electronic

ii

Designs Corporation (a designer and manufacturer of computer memory and display products). The remainder of the weakness in the technology sector came largely from the lack of positions in some of the top-performing stocks in the Wilshire Micro-Cap technology sector. Relative weakness in the materials sector of the Fund was due to NN, Inc. (a manufacturer and supplier of precision steel balls and rollers).

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Wilshire Micro-Cap Index is an unmanaged index that measures the performance of all stocks in the bottom half (based on market capitalization) of the Wilshire 5000 Index, an index of all publicly traded U.S. companies excluding REITs and limited partnerships. The Russell 2000 Index is an unmanaged index that measures the performance of the bottom 2,000 companies (based on market capitalization) of the 3,000 largest publicly traded U.S. companies. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap core mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

iii

[This Page Intentionally Left Blank]

iv

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Shares		Value

COMMON STOCKS — 94.1%
Auto Components — 3.6%
50,400	Keystone Automotive Industries, Inc.†	$1,278,144
211,500	Noble International, Ltd.††	4,822,200
108,100	Quantum Fuel Systems Technologies Worldwide, Inc.†	869,124
138,200	Spartan Motors, Inc.	1,395,820

		8,365,288

Biotechnology — 2.6%
53,900	BioReliance Corporation†	2,577,498
135,600	Nabi Biopharmaceuticals†	1,723,476
73,560	Neogen Corporation†	1,822,081

		6,123,055

Building Products — 1.9%
162,000	Drew Industries, Inc.†	4,503,600

Chemicals — 0.6%
105,000	Penford Corporation	1,441,650

Commercial Banks — 2.1%
70,600	Bank of the Ozarks, Inc.	1,589,206
30,975	Macatawa Bank Corporation	876,902
24,590	Mercantile Bank Corporation	897,535
71,850	Prosperity Bancshares, Inc.	1,618,062

		4,981,705

Commercial Services & Supplies — 3.0%
106,767	Exponent, Inc.†	2,284,814
56,550	Multi-Color Corporation†	986,232
103,800	Right Management Consultants, Inc.†	1,936,908
172,900	Team, Inc.†	1,773,954

		6,981,908

Communications Equipment — 2.0%
213,500	Digi International, Inc.†	2,049,600
55,500	Netopia, Inc.†	809,190
77,000	REMEC, Inc.†	647,570
60,000	SpectraLink Corporation†††	1,150,200

		4,656,560

See Notes to Financial Statements.

1

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Computers & Peripherals — 2.2%
264,400	Cray, Inc.†	$2,625,492
140,000	Mobility Electronics, Inc.†	1,251,740
74,885	Rimage Corporation†	1,185,505

		5,062,737

Construction & Engineering — 0.9%
160,000	The Keith Companies, Inc.†	2,179,200

Consumer Finance — 0.7%
74,900	ACE Cash Express, Inc.†	1,592,224

Electronic Equipment & Instruments — 2.5%
395,700	Manufacturers’ Services Ltd.†	2,405,856
208,200	TTM Technologies, Inc.†, †††	3,514,416

		5,920,272

Energy Equipment & Services — 3.0%
124,500	Enerflex Systems Ltd.	1,945,990
73,400	Matrix Service Company†	1,332,210
192,600	Pason Systems, Inc.	3,755,577

		7,033,777

Food Products — 0.4%
269,400	Poore Brothers, Inc.†	915,960

Gas Utilities — 1.3%
125,700	Southwestern Energy Company†	3,004,230

Health Care Equipment & Supplies — 4.2%
93,100	CNS, Inc.	1,275,470
217,421	Merit Medical Systems, Inc.†	4,839,792
121,500	OrthoLogic Corporation†	744,795
55,800	PolyMedica Corporation	1,468,098
44,600	Young Innovations, Inc.	1,605,600

		9,933,755

Health Care Providers & Services — 7.2%
320,000	Air Methods Corporation†	2,873,600
59,200	America Service Group, Inc.†	1,829,813
49,600	American Healthways, Inc.†	1,183,952
41,000	Computer Programs and Systems, Inc.	824,920
130,100	Horizon Health Corporation†	2,816,665
58,500	ICON PLC, ADR†	2,550,600

See Notes to Financial Statements.

2

Shares		Value

Health Care Providers & Services (Continued)
40,000	LabOne, Inc.†	$1,298,800
89,775	Odyssey Healthcare, Inc.†	2,626,816
65,900	U.S. Physical Therapy, Inc.†	1,036,607

		17,041,773

Hotels, Restaurants & Leisure — 2.3%
49,600	Multimedia Games, Inc.†	2,038,560
69,800	Shuffle Master, Inc.†	2,416,476
83,650	Total Entertainment Restaurant Corporation†	1,010,492

		5,465,528

Household Durables — 4.7%
167,800	Craftmade International, Inc.	4,403,072
163,400	Dominion Homes, Inc.†	4,955,922
56,200	Stanley Furniture Company, Inc.	1,770,300

		11,129,294

Industrial Conglomerates — 1.2%
93,500	Raven Industries, Inc.	2,758,250

Information Technology Services — 1.2%
108,700	ManTech International Corporation, Class A†	2,712,065

Insurance — 3.5%
137,600	Hub International Ltd.	2,306,176
597,000	Meadowbrook Insurance Group, Inc.†	2,525,310
162,500	Scottish Re Group Ltd.	3,376,750

		8,208,236

Internet Software & Services — 2.9%
53,000	J2 Global Communications, Inc.†, †††	1,312,810
70,100	RADWARE, Ltd.†	1,910,225
133,200	webMethods, Inc.†	1,218,780
80,200	Websense, Inc.†	2,345,048

		6,786,863

Leisure Equipment & Products — 1.2%
147,800	MarineMax, Inc.†	2,871,754

See Notes to Financial Statements.

3

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Machinery — 2.9%
66,000	Actuant Corporation, Class A†	$2,389,200
99,700	Ceradyne, Inc.†, †††	3,395,782
45,000	CIRCOR International, Inc.	1,084,500

		6,869,482

Media — 1.3%
114,700	Saga Communications, Inc., Class A†	2,125,391
66,000	Sonic Solutions†	1,009,800

		3,135,191

Metals & Mining — 0.8%
151,600	NN, Inc.	1,908,644

Oil & Gas — 0.7%
193,600	Brigham Exploration Company†	1,554,414

Pharmaceuticals — 0.5%
53,700	Salix Pharmaceuticals, Ltd.†	1,217,379

Real Estate — 14.7%
231,500	American Home Mortgage Investment Corporation	5,211,065
146,700	AmeriVest Properties, Inc.	1,053,306
220,000	Anworth Mortgage Asset Corporation	3,064,600
285,000	Ashford Hospitality Trust, Inc.†	2,676,150
120,000	Corporate Office Properties Trust	2,520,000
128,100	Correctional Properties Trust	3,689,280
176,200	Hersha Hospitality Trust	1,779,620
335,500	Highland Hospitality Corporation†	3,656,950
236,100	Luminent Mortgage Capital, Inc.	3,329,010
134,200	Newcastle Investment Corporation	3,636,820
142,900	One Liberty Properties, Inc.	2,850,855
37,000	Orleans Homebuilders, Inc.†	1,048,210

		34,515,866

Road & Rail — 4.8%
150,000	Genesee & Wyoming, Inc., Class A†	4,725,000
54,000	Marten Transport, Ltd.†	830,520
68,300	Mullen Transportation, Inc.	2,087,554
109,487	Old Dominion Freight Lines, Inc.†	3,731,317

		11,374,391

See Notes to Financial Statements.

4

Shares		Value

Semiconductors & Semiconductor Equipment — 2.1%
149,400	Diodes, Inc.†	$2,838,600
226,800	White Electronic Designs Corporation†	1,995,840

		4,834,440

Software — 0.3%
100,000	Citadel Security Software, Inc.†	380,000
26,200	Docucorp International, Inc.†	265,930

		645,930

Specialty Retail — 4.6%
54,500	A.C. Moore Arts & Crafts, Inc.†	1,049,670
100,000	Hancock Fabrics, Inc.	1,448,000
73,500	Hibbett Sporting Goods, Inc.†	2,190,300
139,800	Lithia Motors, Inc.	3,524,358
68,000	Party City Corporation†	862,920
65,500	TBC Corporation†	1,690,555

		10,765,803

Textiles, Apparel & Luxury Goods — 0.4%
104,300	Quaker Fabric Corporation	990,850

Thrifts & Mortgage Finance — 5.2%
187,000	Accredited Home Lenders Holding Company†, †††	5,722,200
29,300	Federal Agricultural Mortgage Corporation, Class C†	936,428
139,500	New Century Financial Corporation	5,533,965

		12,192,593

Wireless Telecommunication Services — 0.6%
285,000	LCC International, Inc., Class A†	1,528,170

TOTAL COMMON STOCKS
(Cost $147,066,528)		221,202,837

INVESTMENT COMPANY SECURITIES — 3.2%
(Cost $7,144,769)
66,500	iShares Russell 2000 Index Fund	7,368,200

See Notes to Financial Statements.

5

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

WARRANTS — 0.0%
Commercial Services & Supplies — 0.0%
320	American Banknote Corporation, Series 1, expires 10/01/07, (exercise price: $10.00)†, **	$0
320	American Banknote Corporation, Series 2, expires 10/01/07, (exercise price: $12.50)†, **	0

		0

TOTAL WARRANTS
(Cost $0)		0

Principal
Amount

REPURCHASE AGREEMENT — 3.1%
(Cost $7,241,000)
$7,241,000	Agreement with State Street Bank and Trust Company, 0.780% dated 12/31/2003, to be repurchased at $7,241,314 on 01/02/2004, collateralized by $7,115,000 FHLB, 4.125% maturing 05/13/2005 (value $7,385,961)	7,241,000

OTHER INVESTMENTS*
(Cost $45,851,162)	19.5%	45,851,162

TOTAL INVESTMENTS
(Cost $207,303,459)	119.9%	281,663,199
OTHER ASSETS AND LIABILITIES (Net)	(19.9)	(46,673,893)

NET ASSETS	100.0%	$234,989,306

*	As of December 31, 2003, the market value of the securities on loan is $44,405,410. Cash collateral received for securities loaned of $45,851,162 is invested in 45,851,162 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

**	Fair valued security as of December 31, 2003 (see Notes to Financial Statements, Note 2).

†	Non-income producing security.

††	Affiliated security.

†††	A portion of security is pledged as collateral for call options written.

ABBREVIATIONS:

ADR — American Depositary Receipt
FHLB — Federal Home Loan Bank

See Notes to Financial Statements.

6

OPEN OPTION CONTRACTS WRITTEN

	Number of	Exercise	Expiration
Name of Issuer	Contracts	Price	Date	Value

Accredited Home Lenders Holding Company, Call Options	575	$30.00	06/19/04	$270,250
Accredited Home Lenders Holding Company, Call Options	75	30.00	06/19/04	35,250
Ceradyne, Inc., Call Options	150	50.00	06/19/04	27,375
Ceradyne, Inc., Call Options	200	45.00	06/19/04	56,000
J2 Global Communications, Inc. Call Options	50	30.00	06/19/04	14,500
J2 Global Communications, Inc. Call Options	53	35.00	06/19/04	10,600
SpectraLink Corporation, Call Options	300	25.00	03/20/04	15,750
TTM Technologies, Inc., Call Options	25	17.50	06/19/04	7,250
TTM Technologies, Inc., Call Options	400	15.00	03/20/04	132,000

				$568,975

At December 31, 2003 the country diversification of the Munder Micro-Cap Equity Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	86.5%	$203,269,965
Canada	4.3	10,095,297
Cayman Island	1.4	3,376,750
Ireland	1.1	2,550,600
Israel	0.8	1,910,225

TOTAL COMMON STOCKS	94.1	221,202,837
INVESTMENT COMPANY SECURITIES	3.2	7,368,200
WARRANTS	0.0	0
REPURCHASE AGREEMENT	3.1	7,241,000
OTHER INVESTMENTS	19.5	45,851,162

TOTAL INVESTMENTS	119.9	281,663,199
OTHER ASSETS AND LIABILITIES (Net)	(19.9)	(46,673,893)

NET ASSETS:	100.0%	$234,989,306

See Notes to Financial Statements.

7

Munder Micro-Cap Equity Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated issuers* (cost — $197,991,298)	$269,599,999
Securities of affiliated issuer (cost — $2,071,161)	4,822,200
Repurchase agreement (cost — $7,241,000)	7,241,000

Total Investments	281,663,199
Cash	128
Foreign currency, at value	1,315
Interest receivable	157
Dividends receivable	414,223
Receivable for Fund shares sold	1,262,704
Prepaid expenses and other assets	37,415

Total Assets	283,379,141

LIABILITIES:
Payable for Fund shares redeemed	1,102,888
Payable for investment securities purchased	621,940
Payable upon return of securities loaned	45,851,162
Outstanding options written, at value (premiums received — $636,840)	568,975
Distribution and shareholder servicing fees payable — Class A, B and C Shares	99,780
Transfer agency/record keeping fees payable	53,874
Administration fees payable	26,268
Trustees’ fees and expenses payable	20,932
Investment advisory fees payable	4,961
Custody fees payable	3,274
Shareholder servicing fees payable — Class K Shares	1,019
Accrued expenses and other payables	34,762

Total Liabilities	48,389,835

NET ASSETS	$234,989,306

Foreign currency, at cost	$1,304

*	Including $44,405,410 of securities loaned.

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(573,368)
Accumulated net realized loss on investments sold	(15,959,093)
Net unrealized appreciation of investments	74,427,977
Paid-in capital	177,093,790

$234,989,306

NET ASSETS:
Class A Shares	$126,460,700

Class B Shares	$54,646,951

Class C Shares	$37,632,274

Class K Shares	$5,100,472

Class Y Shares	$11,148,909

SHARES OUTSTANDING:
Class A Shares	3,811,123

Class B Shares	1,736,073

Class C Shares	1,194,921

Class K Shares	153,667

Class Y Shares	330,343

CLASS A SHARES:
Net asset value and redemption price per share	$33.18

Maximum sales charge	5.50%
Maximum offering price per share	$35.11

CLASS B SHARES:
Net asset value and offering price per share*	$31.48

CLASS C SHARES:
Net asset value and offering price per share*	$31.49

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$33.19

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$33.75

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Micro-Cap Equity Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$34,195
Dividends on securities of unaffiliated issuers(a)	1,149,655
Dividends on securities of affiliated issuer	31,716
Securities lending	29,201

Total Investment Income	1,244,767

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	106,471
Class B Shares	235,060
Class C Shares	153,078
Shareholder servicing fees:
Class K Shares	5,601
Investment advisory fees	885,631
Transfer agency/record keeping fees	206,787
Administration fees	126,039
Printing and mailing fees	47,448
Registration and filing fees	26,129
Legal and audit fees	24,179
Custody fees	23,114
Trustees’ fees and expenses	12,933
Other	6,850

Total Expenses	1,859,320
Fees waived by transfer agent	(6,039)

Net Expenses	1,853,281

NET INVESTMENT LOSS	(608,514)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/ (loss) from:
Security transactions of unaffiliated issuers	8,343,538
Options written	287,060
Foreign currency-related transactions	(2,039)
Net change in unrealized appreciation/(depreciation) of:
Securities	47,235,810
Options written	45,605
Foreign currency-related transactions	372

Net realized and unrealized gain on investments	55,910,346

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,301,832

(a)	Net of foreign withholding taxes of $8,525.

See Notes to Financial Statements.

10

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment loss	$(608,514)	$(1,679,718)
Net realized gain/(loss) on investments sold	8,628,559	(19,184,162)
Net change in unrealized appreciation/(depreciation) of investments	47,281,787	12,460,398

Net increase/(decrease) in net assets resulting from operations	55,301,832	(8,403,482)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	38,301,653	6,870,239
Class B Shares	(791,595)	(4,854,715)
Class C Shares	2,796,418	(998,438)
Class K Shares	(328,693)	(908,142)
Class Y Shares	(605,457)	(3,540,005)
Short-term trading fees	227	—

Net increase/ (decrease) in net assets	94,674,385	(11,834,543)
NET ASSETS:
Beginning of period	140,314,921	152,149,464

End of period	$234,989,306	$140,314,921

Undistributed/ (Accumulated) net investment income/(loss)	$(573,368)	$35,146

See Notes to Financial Statements.

11

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold*	$59,846,042	$45,469,927
Redeemed	(21,544,389)	(38,599,688)

Net increase	$38,301,653	$6,870,239

Class B Shares:
Sold	$5,852,874	$6,611,194
Redeemed*	(6,644,469)	(11,465,909)

Net decrease	$(791,595)	$(4,854,715)

Class C Shares:
Sold	$6,044,884	$6,230,061
Redeemed	(3,248,466)	(7,228,499)

Net increase/(decrease)	$2,796,418	$(998,438)

Class K Shares:
Sold	$77,000	$392,809
Redeemed	(405,693)	(1,300,951)

Net decrease	$(328,693)	$(908,142)

Class Y Shares:
Sold	$685,143	$1,340,169
Redeemed	(1,290,600)	(4,880,174)

Net decrease	$(605,457)	$(3,540,005)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold*	1,985,963	2,258,553
Redeemed	(763,795)	(1,907,466)

Net increase	1,222,168	351,087

Class B Shares:
Sold	207,122	336,093
Redeemed*	(248,592)	(594,034)

Net decrease	(41,470)	(257,941)

Class C Shares:
Sold	209,805	317,504
Redeemed	(117,893)	(377,800)

Net increase/(decrease)	91,912	(60,296)

Class K Shares:
Sold	2,624	19,246
Redeemed	(15,414)	(63,731)

Net decrease	(12,790)	(44,485)

Class Y Shares:
Sold	24,048	66,531
Redeemed	(46,115)	(245,049)

Net decrease	(22,067)	(178,518)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$23.96		$25.12	$25.38	$28.80	$18.16	$17.00

Income/(loss) from investment operations:
Net investment loss	(0.05)		(0.20)	(0.27)	(0.31)	(0.32)	(0.18)
Net realized and unrealized gain/(loss) on investments	9.27		(0.96)	0.01	(2.10)	10.96	1.64

Total from investment operations	9.22		(1.16)	(0.26)	(2.41)	10.64	1.46

Less distributions:
Distributions from net realized gains	—		—	—	(1.00)	—	(0.30)
Distributions in excess of net realized gains	—		—	—	(0.01)	—	—

Total distributions	—		—	—	(1.01)	—	(0.30)

Net asset value, end of period	$33.18		$23.96	$25.12	$25.38	$28.80	$18.16

Total return(b)	38.48%		(4.66)%	(0.99)%	(8.43)%	58.59%	9.10%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$126,461		$62,027	$56,222	$34,017	$35,960	$9,844
Ratio of operating expenses to average net assets	1.78	%(d)	1.98%	1.66%	1.65%	1.68%	1.53%
Ratio of net investment loss to average net assets	(0.37	)%(d)	(1.00)%	(1.12)%	(1.28)%	(1.23)%	(1.21)%
Portfolio turnover rate	23%		66%	118%	142%	187%	184%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.78	%(d)	1.99%	1.67%	1.65%	1.68%	1.64%

(a)	The Munder Micro-Cap Equity Fund Class A Shares and Class B Shares commenced operations on December 26, 1996 and February 24, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

$22.81		$24.10	$24.52	$28.02	$17.84	$16.83

(0.15)		(0.34)	(0.43)	(0.47)	(0.50)	(0.28)
8.82		(0.95)	0.01	(2.02)	10.68	1.59

8.67		(1.29)	(0.42)	(2.49)	10.18	1.31

—		—	—	(1.00)	—	(0.30)
—		—	—	(0.01)	—	—

—		—	—	(1.01)	—	(0.30)

$31.48		$22.81	$24.10	$24.52	$28.02	$17.84

37.95%		(5.35)%	(1.67)%	(8.97)%	57.06%	8.29%

$54,647		$40,548	$49,062	$40,095	$45,480	$13,811
2.53	%(d)	2.73%	2.41%	2.40%	2.43%	2.28%
(1.12	)%(d)	(1.75)%	(1.87)%	(2.03)%	(1.98)%	(1.96)%
23%		66%	118%	142%	187%	184%
2.53	%(d)	2.74%	2.42%	2.40%	2.43%	2.39%

See Notes to Financial Statements.

15

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$22.82		$24.11	$24.53	$28.03	$17.85	$16.84

Income/(loss) from investment operations:
Net investment loss	(0.15)		(0.34)	(0.44)	(0.47)	(0.50)	(0.28)
Net realized and unrealized gain/(loss) on investments	8.82		(0.95)	0.02	(2.02)	10.68	1.59

Total from investment operations	8.67		(1.29)	(0.42)	(2.49)	10.18	1.31

Less distributions:
Distributions from net realized gains	—		—	—	(1.00)	—	(0.30)
Distributions in excess of net realized gains	—		—	—	(0.01)	—	—

Total distributions	—		—	—	(1.01)	—	(0.30)

Net asset value, end of period	$31.49		$22.82	$24.11	$24.53	$28.03	$17.85

Total return(b)	37.93%		(5.35)%	(1.67)%	(8.93)%	56.97%	8.29%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$37,632		$25,175	$28,050	$19,276	$20,588	$6,333
Ratio of operating expenses to average net assets	2.53	%(d)	2.73%	2.41%	2.40%	2.43%	2.28%
Ratio of net investment loss to average net assets	(1.12	)%(d)	(1.75)%	(1.87)%	(2.03)%	(1.98)%	(1.96)%
Portfolio turnover rate	23%		66%	118%	142%	187%	184%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.53	%(d)	2.74%	2.42%	2.40%	2.43%	2.39%

(a)	The Munder Micro-Cap Equity Fund Class C Shares and Class K Shares commenced operations on March 31, 1997 and December 31, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

$23.96		$25.13	$25.37	$28.75	$18.15	$17.00

(0.05)		(0.20)	(0.27)	(0.31)	(0.31)	(0.18)
9.28		(0.97)	0.03	(2.06)	10.91	1.63

9.23		(1.17)	(0.24)	(2.37)	10.60	1.45

—		—	—	(1.00)	—	(0.30)
—		—	—	(0.01)	—	—

—		—	—	(1.01)	—	(0.30)

$33.19		$23.96	$25.13	$25.37	$28.75	$18.15

38.46%		(4.62)%	(0.95)%	(8.30)%	58.40%	9.04%

$5,100		$3,989	$5,300	$7,014	$6,393	$2,740
1.78	%(d)	1.98%	1.66%	1.65%	1.68%	1.53%
(0.37	)%(d)	(1.00)%	(1.12)%	(1.28)%	(1.23)%	(1.21)%
23%		66%	118%	142%	187%	184%
1.78	%(d)	1.99%	1.67%	1.65%	1.68%	1.64%

See Notes to Financial Statements.

17

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$24.34		$25.46	$25.63	$28.97	$18.27	$17.05

Income/(loss) from investment operations:
Net investment loss	(0.02)		(0.15)	(0.21)	(0.25)	(0.25)	(0.14)
Net realized and unrealized gain/(loss) on investments	9.43		(0.97)	0.04	(2.08)	10.95	1.66

Total from investment operations	9.41		(1.12)	(0.17)	(2.33)	10.70	1.52

Less distributions:
Distributions from net realized gains	—		—	—	(1.00)	—	(0.30)
Distributions in excess of net realized gains	—		—	—	(0.01)	—	—

Total distributions	—		—	—	(1.01)	—	(0.30)

Net asset value, end of period	$33.75		$24.34	$25.46	$25.63	$28.97	$18.27

Total return(b)	38.66%		(4.40)%	(0.66)%	(8.10)%	58.57%	9.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$11,149		$8,576	$13,515	$12,560	$22,737	$17,543
Ratio of operating expenses to average net assets	1.53	%(d)	1.73%	1.41%	1.40%	1.43%	1.28%
Ratio of net investment loss to average net assets	(0.12	)%(d)	(0.75)%	(0.87)%	(1.03)%	(1.02)%	(0.94)%
Portfolio turnover rate	23%		66%	118%	142%	187%	184%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.53	%(d)	1.74%	1.42%	1.40%	1.43%	1.39%

(a)	The Munder Micro-Cap Equity Fund Class Y Shares commenced operations on December 26, 1996.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

18

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Micro-Cap Equity Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest each without par value.

    The Fund offers 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. At December 31, 2003, the Class R Shares of the Fund had not yet commenced operations. Financial statements for the other Munder Funds are presented in separate reports.

    On August 11, 2003, the Board of Directors of The Munder Funds, Inc. (“MFI”) and the Board of Trustees of MST approved the reorganization and redomiciliation of the Munder Micro-Cap Equity Fund, a series of MFI, with and into the Fund. On October 30, 2003, the reorganization and redomiciliation was completed.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including options and depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last

19

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort

20

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

21

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    Options: The Fund wrote call options on securities it owns for hedging purposes.

    When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option. If an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the premium received for the option. If the Fund enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of the closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $6,039 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund held less than sixty (60) days may be subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

22

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly at an annual rate of 1.00% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

23

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $126,039 before payment of sub-administration fees and $36,045 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $491 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares.

24

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $41 to Comerica Securities and $5,429 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $76,744,910 and $40,047,061 respectively, for the period ended December 31, 2003.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $74,717,805 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $358,065 and net appreciation for financial reporting purposes was $74,359,740. At December 31, 2003, aggregate cost for financial reporting purposes was $207,303,459.

25

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    For the period ended December 31, 2003, the Fund had the following written covered call option contracts:

	Number of Contracts	Premium Amount

Beginning of period	902	$157,640
Written during the period	2,428	766,260
Exercised during the period	(170)	(53,587)
Expired during the period	(1,332)	(233,473)

Balance at end of period	1,828	$636,840

6. Transactions with Affiliated Companies

    The term “affiliated company” includes companies under common control with the Fund. At, or during the period ended December 31, 2003, the Fund held the following securities of affiliated companies:

		Purchased		Sold
	Value at					Value at	Realized
Affiliate	6/30/03	Cost	Shares	Cost	Shares	12/31/03	Gain/(Loss)

Noble International Ltd.	$1,808,325	$—	—	$—	—	$4,822,200	$—
Hersha Hospitality Trust*	—	$1,537,488	176,200	$—	—	1,779,620	$—

	$1,808,325					$6,601,820

*	During the period ended December 31, 2003, this security became unaffiliated.

7. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $1,200.

26

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

8. Distributions to Shareholders

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Post
October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(24,321,943)	$26,925,073	$2,603,130

    The differences between book and tax distributable earnings are primarily due to wash sales and different book and tax accounting for Real Estate Investment Trusts.

9. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $12,427,443 of unused capital losses of which $795,006 and $11,632,437 expire in 2009 and 2011, respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $11,894,500.

10. Proxy Voting Results

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

27

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNMICRO1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder MidCap
Select Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return. In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

Because the Fund tends to invest in smaller and medium-sized company stocks, its holdings may be more volatile and less liquid than large company stocks.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

MUNDER MIDCAP SELECT FUND

Fund Manager: The Munder MidCap Select Fund Team

    The Fund earned a return of 18.43% for the six months ended December 31, 2003, relative to the 20.65% return for the S&P® MidCap 400 Index and the 16.83% median return for the Lipper universe of mid-cap growth mutual funds.

    The Fund posted a strong absolute return for the six months ended December 31, but trailed its S&P® MidCap 400 benchmark, largely due to the weak relative performance of holdings in the Fund’s technology and industrials sectors. Among the Fund’s technology holdings, Zoran Corporation (a developer and marketer of integrated circuits), Cabot Microelectronics Corporation (a supplier of polishing compounds and pads used in semiconductor manufacturing) and Autobytel, Inc. (a provider of Internet-based automotive marketing services) subtracted from relative returns. Apollo Group, Inc. (a for-profit education company that provides higher education for working adults, including the University of Phoenix) and Jacobs Engineering Group, Inc. (a provider of diverse professional technical services, including engineering and construction projects) held back returns in the industrials sector of the Fund.

    Strong stock selection in the consumer discretionary and health care sectors of the Fund partially offset the weakness in the technology and industrials sectors. American Axle & Manufacturing Holdings, Inc. (an auto parts supplier), Tractor Supply Company (the largest retail farm and ranch store chain in the U.S.) and Chico’s FAS, Inc. (a specialty retailer of exclusively designed, private label women’s clothing) made the largest contributions to relative returns in the consumer discretionary sector. VCA Antech, Inc. (an operator of a network of animal hospitals and veterinary diagnostic labs) was the top contributor to returns in the health care sector.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P® MidCap

ii

400 Index is a capitalization-weighted index that measures the performance of the mid-capitalization sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mid-cap growth mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

iii

[This Page Intentionally Left Blank]

iv

Munder MidCap Select Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Shares		Value

COMMON STOCKS — 94.0%
Aerospace & Defense — 2.5%
29,300	L-3 Communications Holding, Inc.†	$1,504,848

Air Freight & Couriers — 1.5%
23,700	UTI Worldwide, Inc.	898,941

Auto Components — 1.6%
24,500	American Axle & Manufacturing Holdings, Inc.†	990,290

Beverages — 1.2%
22,800	Constellation Brands, Inc., Class A†	750,804

Biotechnology — 1.8%
18,500	Gilead Sciences, Inc.†	1,075,590

Capital Markets — 4.1%
5,400	Affiliated Managers Group, Inc.†	375,786
60,900	Ameritrade Holding Corporation†	856,863
18,800	Investors Financial Services Corporation	722,108
28,600	MCG Capital Corporation	557,700

		2,512,457

Chemicals — 2.1%
31,100	Airgas, Inc.	668,028
15,100	Praxair, Inc.	576,820

		1,244,848

Commercial Banks — 1.7%
26,700	UCBH Holdings, Inc.	1,040,499

Commercial Services & Supplies — 4.4%
21,525	Apollo Group, Inc., Class A†	1,463,700
25,300	Stericycle, Inc.†	1,181,510

		2,645,210

Communications Equipment — 2.9%
222,600	JDS Uniphase Corporation†	812,490
64,650	Sonus Networks, Inc.†	488,754
12,300	UTStarcom, Inc.†	455,961

		1,757,205

Construction & Engineering — 2.7%
34,500	Jacobs Engineering Group, Inc.†	1,656,345

See Notes to Financial Statements.

1

Munder MidCap Select Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy Equipment & Services — 3.1%
26,500	Patterson-UTI Energy, Inc.†	$872,380
23,400	Precision Drilling Corporation†	1,022,112

		1,894,492

Food & Staples Retailing — 0.9%
14,300	Performance Food Group Company†	517,231

Gas Utilities — 1.8%
18,900	Kinder Morgan, Inc.	1,116,990

Health Care Equipment & Supplies — 1.6%
23,100	ResMed, Inc.†	959,574

Health Care Providers & Services — 9.6%
16,150	Accredo Health, Inc.†	510,501
14,000	Coventry Health Care, Inc.†	902,860
7,800	Express Scripts, Inc.†	518,154
22,800	Health Management Associates, Inc.	547,200
14,800	Oxford Health Plans, Inc.†	643,800
12,700	Patterson Dental Company†	814,832
8,100	Quest Diagnostics, Inc.†	592,191
41,700	VCA Antech, Inc.†	1,291,866

		5,821,404

Hotels, Restaurants & Leisure — 3.0%
34,500	International Game Technology	1,231,650
25,900	Penn National Gaming, Inc.†	597,772

		1,829,422

Household Durables — 3.2%
8,550	Lennar Corporation, Class A	820,800
1,575	Lennar Corporation, Class B	143,955
2,100	NVR, Inc.†	978,600

		1,943,355

Information Technology Services — 2.6%
15,700	Affiliated Computer Services, Inc., Class A†	855,022
16,500	Cognizant Technology Solutions Corporation†	753,060

		1,608,082

See Notes to Financial Statements.

2

Shares		Value

Insurance — 4.4%
14,650	ACE Ltd.	$606,803
17,600	Ambac Financial Group, Inc.	1,221,264
17,100	RenaissanceRe Holdings Ltd.	838,755

		2,666,822

Internet & Catalog Retail — 1.1%
11,700	Netflix, Inc.†	639,873

Internet Software & Services — 3.2%
57,600	Autobytel, Inc.†	523,008
24,350	Digital Insight Corporation†	606,315
91,800	ValueClick, Inc.†	833,544

		1,962,867

Media — 1.3%
16,100	Getty Images, Inc.†	807,093

Multi-Utilities & Unregulated Power — 0.6%
8,900	Equitable Resources, Inc.	381,988

Oil & Gas — 3.8%
56,500	Chesapeake Energy Corporation	767,270
42,800	Denbury Resources, Inc.†	595,348
30,400	Pioneer Natural Resources Company†	970,672

		2,333,290

Personal Products — 1.2%
11,300	Alberto-Culver Company, Class B	712,804

Real Estate — 1.2%
31,900	Friedman, Billings, Ramsey Group, Inc., Class A	736,252

Road & Rail — 1.6%
28,300	Old Dominion Freight Line, Inc.†	964,464

Semiconductors & Semiconductor Equipment — 2.0%
8,000	Cabot Microelectronics Corporation†	392,000
11,750	Microchip Technology, Inc.	391,980
24,500	Zoran Corporation†	426,055

		1,210,035

See Notes to Financial Statements.

3

Munder MidCap Select Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Software — 4.5%
26,500	Electronic Arts, Inc.†	$1,266,170
65,500	Inet Technologies, Inc.†	786,000
19,100	Symantec Corporation†	661,815

		2,713,985

Specialty Retail — 7.6%
16,900	Chico’s FAS, Inc.†	624,455
18,900	Dick’s Sporting Goods, Inc.†	919,674
30,600	Regis Corporation	1,209,312
35,500	Rent-A-Center, Inc.†	1,060,740
20,000	Tractor Supply Company†	777,800

		4,591,981

Thrifts & Mortgage Finance — 6.5%
21,400	Countrywide Financial Corporation	1,623,190
27,100	New Century Financial Corporation	1,075,057
25,400	Radian Group, Inc.	1,238,250

		3,936,497

Water Utilities — 1.5%
42,525	Philadelphia Suburban Corporation	939,803

Wireless Telecommunication Services — 1.2%
54,300	Nextel Partners, Inc., Class A†	730,335

TOTAL COMMON STOCKS
(Cost $44,571,422)		57,095,676

Principal
Amount

REPURCHASE AGREEMENT — 5.0%
(Cost $3,029,000)
$3,029,000	Agreement with State Street Bank and Trust Company, 0.780% dated 12/31/2003, to be repurchased at $3,029,131 on 01/02/2004, collateralized by $3,080,000 FNMA, 2.000% maturing 05/20/2005 (value $3,090,823)	3,029,000

See Notes to Financial Statements.

4

		Value

TOTAL INVESTMENTS
(Cost $47,600,422)	99.0%	$60,124,676
OTHER ASSETS AND LIABILITIES (Net)	1.0	620,736

NET ASSETS	100.0%	$60,745,412

†	Non-income producing security

ABBREVIATION:

FNMA — Federal National Mortgage Association

At December 31, 2003 the country diversification of the Munder MidCap Select Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	88.4%	$53,729,065
Canada	1.7	1,022,112
British Virgin Islands	1.5	898,941
Bermuda	1.4	838,755
Cayman Islands	1.0	606,803

TOTAL COMMON STOCKS	94.0	57,095,676
REPURCHASE AGREEMENT	5.0	3,029,000

TOTAL INVESTMENTS	99.0	60,124,676
OTHER ASSETS AND LIABILITIES (Net)	1.0	620,736

NET ASSETS	100.0%	$60,745,412

See Notes to Financial Statements.

5

Munder MidCap Select Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$57,095,676
Repurchase agreement	3,029,000

Total Investments	60,124,676
Cash	24
Interest receivable	66
Dividends receivable	27,111
Receivable for investment securities sold	516,896
Receivable for Fund shares sold	255,741
Prepaid expenses and other assets	25,629

Total Assets	60,950,143

LIABILITIES:
Payable for Fund shares redeemed	142,085
Trustees’ fees and expenses payable	18,159
Distribution and shareholder servicing fees payable — Class A, B and C Shares	7,612
Transfer agency/record keeping fees payable	6,632
Administration fees payable	6,627
Shareholder servicing fees payable — Class K Shares	2,281
Custody fees payable	1,325
Investment advisory fees payable	386
Accrued expenses and other payables	19,624

Total Liabilities	204,731

NET ASSETS	$60,745,412

Investments, at cost	$47,600,422

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(228,354)
Accumulated net realized loss on investments sold	(4,009,878)
Net unrealized appreciation of investments	12,524,254
Paid-in capital	52,459,390

$60,745,412

NET ASSETS:
Class A Shares	$8,085,430

Class B Shares	$5,453,903

Class C Shares	$2,184,628

Class K Shares	$11,620,231

Class Y Shares	$33,401,220

SHARES OUTSTANDING:
Class A Shares	490,461

Class B Shares	339,682

Class C Shares	135,729

Class K Shares	705,131

Class Y Shares	2,006,826

CLASS A SHARES:
Net asset value and redemption price per share	$16.49

Maximum sales charge	5.50%
Maximum offering price per share	$17.45

CLASS B SHARES:
Net asset value and offering price per share*	$16.06

CLASS C SHARES:
Net asset value and offering price per share*	$16.10

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$16.48

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$16.64

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder MidCap Select Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$10,582
Dividends	104,341

Total Investment Income	114,923

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	6,398
Class B Shares	20,430
Class C Shares	8,365
Shareholder servicing fees:
Class K Shares	2,375
Investment advisory fees	158,745
Administration fees	30,257
Transfer agency/record keeping fees	29,109
Legal and audit fees	20,162
Registration and filing fees	19,205
Trustees’ fees and expenses	13,106
Custody fees	11,832
Other	16,816

Total Expenses	336,800
Fees waived by transfer agent	(725)

Net Expenses	336,075

NET INVESTMENT LOSS	(221,152)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	1,536,888
Net change in unrealized appreciation/(depreciation) of securities	5,595,724

Net realized and unrealized gain on investments	7,132,612

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,911,460

See Notes to Financial Statements.

8

Munder MidCap Select Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003(a)

Net investment loss	$(221,152)	$(387,321)
Net realized gain/(loss) on investments sold	1,536,888	(2,337,968)
Net change in unrealized appreciation/(depreciation) of investments	5,595,724	3,403,151

Net increase in net assets resulting from operations	6,911,460	677,862
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	3,682,476	1,112,877
Class B Shares	1,921,349	443,454
Class C Shares	669,929	(69,144)
Class K Shares	11,402,231	62,319
Class Y Shares	1,439,983	605,108

Net increase in net assets	26,027,428	2,832,476
NET ASSETS:
Beginning of period	34,717,984	31,885,508

End of period	$60,745,412	$34,717,984

Accumulated net investment loss	$(228,354)	$(7,202)

(a)	The Munder MidCap Select Fund Class K Shares commenced operations on December 17, 2002.

See Notes to Financial Statements.

9

Munder MidCap Select Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003(a)

Amount
Class A Shares:
Sold	$4,325,561	$3,189,413
Redeemed	(643,085)	(2,076,536)

Net increase	$3,682,476	$1,112,877

Class B Shares:
Sold	$2,347,199	$1,506,585
Redeemed	(425,850)	(1,063,131)

Net increase	$1,921,349	$443,454

Class C Shares:
Sold	$877,663	$483,412
Redeemed	(207,734)	(552,556)

Net increase/(decrease)	$669,929	$(69,144)

Class K Shares:
Sold	$11,446,698	$62,395
Redeemed	(44,467)	(76)

Net increase	$11,402,231	$62,319

Class Y Shares:
Sold	$5,610,802	$12,105,920
Redeemed	(4,170,819)	(11,500,812)

Net increase	$1,439,983	$605,108

(a)	The Munder MidCap Select Fund Class K Shares commenced operations on December 17, 2002.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003(a)

Shares
Class A Shares:
Sold	276,172	260,631
Redeemed	(41,831)	(172,189)

Net increase	234,341	88,442

Class B Shares:
Sold	157,131	122,829
Redeemed	(28,645)	(89,606)

Net increase	128,486	33,223

Class C Shares:
Sold	58,257	39,768
Redeemed	(14,214)	(46,577)

Net increase/(decrease)	44,043	(6,809)

Class K Shares:
Sold	702,820	5,054
Redeemed	(2,737)	(6)

Net increase	700,083	5,048

Class Y Shares:
Sold	361,928	906,257
Redeemed	(272,724)	(927,523)

Net increase/(decrease)	89,204	(21,266)

(a)	The Munder MidCap Select Fund Class K Shares commenced operations on December 17, 2002.

See Notes to Financial Statements.

11

Munder MidCap Select Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Period
	12/31/03(c)		Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$13.94		$13.34	$14.62	$15.47

Income/(loss) from investment operations:
Net investment loss	(0.09)		(0.19)	(0.12)	(0.08)
Net realized and unrealized gain/(loss) on investments	2.64		0.79	(1.16)	0.76

Total from investment operations	2.55		0.60	(1.28)	0.68

Less distributions:
Distributions from net realized gains	—		—	—	(1.41)
Distributions in excess of net realized gains	—		—	—	(0.12)

Total distributions	—		—	—	(1.53)

Net asset value, end of period	$16.49		$13.94	$13.34	$14.62

Total return(b)	18.29%		4.50%	(8.76)%	4.54%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,085		$3,570	$2,237	$2,351
Ratio of operating expenses to average net assets	1.65	%(d)	1.87%	1.43%	1.44	%(d)
Ratio of net investment loss to average net assets	(1.11	)%(d)	(1.46)%	(0.91)%	(0.85	)%(d)
Portfolio turnover rate	31%		58%	55%	81%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.66	%(d)	1.88%	1.43%	1.66	%(d)

(a)	The Munder MidCap Select Fund Class A Shares and Class B Shares commenced operations on July 3, 2000 and July 5, 2000, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year	Year	Period
12/31/03(c)		Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01

$13.63		$13.14	$14.51	$15.42

(0.14)		(0.27)	(0.23)	(0.13)
2.57		0.76	(1.14)	0.75

2.43		0.49	(1.37)	0.62

—		—	—	(1.41)
—		—	—	(0.12)

—		—	—	(1.53)

$16.06		$13.63	$13.14	$14.51

17.83%		3.73%	(9.44)%	4.12%

$5,454		$2,878	$2,339	$1,655
2.40	%(d)	2.62%	2.18%	2.19	%(d)
(1.86	)%(d)	(2.21)%	(1.66)%	(1.60	)%(d)
31%		58%	55%	81%
2.41	%(d)	2.63%	2.18%	2.41	%(d)

See Notes to Financial Statements.

13

Munder MidCap Select Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Period
	12/31/03(c)		Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01

Net asset value, beginning of period	$13.65		$13.17	$14.53	$16.37

Income/(loss) from investment operations:
Net investment loss	(0.14)		(0.27)	(0.23)	(0.13)
Net realized and unrealized gain/(loss) on investments	2.59		0.75	(1.13)	(0.18)

Total from investment operations	2.45		0.48	(1.36)	(0.31)

Less distributions:
Distributions from net realized gains	—		—	—	(1.41)
Distributions in excess of net realized gains	—		—	—	(0.12)

Total distributions	—		—	—	(1.53)

Net asset value, end of period	$16.10		$13.65	$13.17	$14.53

Total return(b)	17.95%		3.64%	(9.36)%	(1.81)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,185		$1,252	$1,297	$838
Ratio of operating expenses to average net assets	2.40	%(d)	2.62%	2.18%	2.19	%(d)
Ratio of net investment loss to average net assets	(1.86	)%(d)	(2.21)%	(1.66)%	(1.60	)%(d)
Portfolio turnover rate	31%		58%	55%	81%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.41	%(d)	2.63%	2.18%	2.41	%(d)

(a)	Prior to the close of business on October 31, 2003 the Munder MidCap Select Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on July 14, 2000, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for Class II Shares and reflect the fees and expenses of the Class II Shares. The Munder MidCap Select Fund Class K Shares commenced operations on December 17, 2002.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

14

K Shares

Period Ended
12/31/03(c)		Period Ended
(Unaudited)		6/30/03(c)

$13.94		$12.38

(0.09)		(0.11)
2.63		1.67

2.54		1.56

—		—
—		—

—		—

$16.48		$13.94

18.22%		12.60%

$11,620		$70
1.65	%(d)	1.87	%(d)
(1.11	)%(d)	(1.46	)%(d)
31%		58%
1.66	%(d)	1.88	%(d)

See Notes to Financial Statements.

15

Munder MidCap Select Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00	6/30/99

Net asset value, beginning of period	$14.05		$13.42	$14.66	$15.47	$10.85	$10.02

Income/(loss) from investment operations:
Net investment loss	(0.07)		(0.15)	(0.09)	(0.06)	(0.03)	(0.02)
Net realized and unrealized gain/(loss) on investments	2.66		0.78	(1.15)	0.78	4.87	0.85

Total from investment operations	2.59		0.63	(1.24)	0.72	4.84	0.83

Less distributions:
Dividends from net investment income	—		—	—	—	—	(0.00	)(e)
Distributions from net realized gains	—		—	—	(1.41)	(0.22)	—
Distributions in excess of net realized gains	—		—	—	(0.12)	—	—

Total distributions	—		—	—	(1.53)	(0.22)	(0.00	)(e)

Net asset value, end of period	$16.64		$14.05	$13.42	$14.66	$15.47	$10.85

Total return(b)	18.43%		4.69%	(8.46)%	4.82%	45.67%	8.44%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$33,401		$26,948	$26,013	$25,800	$13,024	$3,434
Ratio of operating expenses to average net assets	1.40	%(d)	1.62%	1.18%	1.19%	1.18%	1.18%
Ratio of net investment loss to average net assets	(0.86	)%(d)	(1.21)%	(0.66)%	(0.60)%	(0.44)%	(0.28)%
Portfolio turnover rate	31%		58%	55%	81%	128%	122%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.41	%(d)	1.63%	1.18%	1.41%	1.23%	1.66%

(a)	The Munder MidCap Select Fund Class Y Shares commenced operations on June 24, 1998.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

16

Munder MidCap Select Fund

Notes To Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of The Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder MidCap Select Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. At December 31, 2003, the Class R Shares of the Fund had not yet commenced operations. As of the close of business on October 31, 2003, Class II Shares of the Fund were converted and/ or reclassified as Class C Shares. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities for which the last quoted sale price or official close price is not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, and/or comparable, publicly-traded securities information. Debt securities with

17

Munder MidCap Select Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $725 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the

18

Munder MidCap Select Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $30,257 before payment of sub-administration fees and $8,653 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

19

Munder MidCap Select Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,460 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

20

Munder MidCap Select Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $4 to Comerica Securities and $2,382 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $35,153,915 and $12,314,798 respectively, for the period ended December 31, 2003.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $12,883,037 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $358,783 and net appreciation for financial reporting purposes was $12,524,254. At December 31, 2003, aggregate cost for financial reporting purposes was $47,600,422.

6. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $282.

21

Munder MidCap Select Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

7. Distributions to Shareholders

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Post October
Loss/Capital	Unrealized
Loss Carryover	Appreciation/(Depreciation)	Total

$(5,482,680)	$6,864,444	$1,381,764

    The differences between book and tax distributable earnings are primarily due to wash sales.

8. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $4,893,940 of unused capital losses of which $363,410 and $4,530,530 expire in 2010 and 2011, respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $588,740.

9. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

22

[This Page Intentionally Left Blank]

23

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNMMID1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder Multi-Season
Growth Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return. In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

MUNDER MULTI-SEASON GROWTH FUND

Fund Manager: The Munder Multi-Season Growth Fund Team

    The Fund generated a return of 13.98% for the six months ended December 31, 2003. This compares to the 15.14% return for the S&P 500® Index, the 13.84% median return for the Lipper universe of large-cap core mutual funds and the 15.46% median return of the Lipper universe of multi-cap core mutual funds. (The Fund is included in the Lipper multi-cap core universe.)

    The Fund had a strong absolute return for the six months ended December 31, but lagged the S&P 500® Index. The positive impact of an underweight in the utilities sector only partially offset the negative impact of an underweight in the materials sector and an overweight in the health care sector. In terms of stock selection, strong relative returns in the consumer discretionary, financials and health care sectors were offset by the weaker relative performance of holdings in the information technology, materials and industrials sectors.

    Coach, Inc. (a designer, producer and marketer of accessories for men and women, including high-quality leather goods) and D.R. Horton, Inc. (a national homebuilder) led relative returns in the consumer discretionary sector. Radian Group, Inc. (a provider of private mortgage insurance), which was sold in September following deceleration of earnings growth, and Capital One Financial Corporation (a registered bank holding company offering consumer lending and deposit services and credit card products) boosted relative performance in the financials sector. The lack of a position in Merck & Co., Inc. and Abbott Laboratories, two large pharmaceutical companies, was positive for returns in the health care sector.

    Weakness in the technology, materials and industrials sectors was not due to any specific Fund holding. Rather, relative weakness was largely due to the lack of holdings of S&P 500® stocks with strong relative performance in those sectors.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P 500® Index

ii

is a widely recognized unmanaged index that measures the performance of the large-capitalization sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of multi-cap core mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

iii

[This Page Intentionally Left Blank]

iv

Munder Multi-Season Growth Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Shares		Value

COMMON STOCKS — 100.2%
Aerospace & Defense — 1.9%
44,163	L-3 Communications Holdings, Inc.†	$2,268,212

Airlines — 0.8%
18,700	Ryanair Holdings PLC, ADR†	946,968

Air Freight & Logistics — 0.9%
15,800	FedEx Corporation	1,066,500

Automobiles — 0.5%
13,400	Harley-Davidson, Inc.	636,902

Beverages — 3.9%
38,850	Anheuser-Busch Companies, Inc.	2,046,618
37,479	Constellation Brands, Inc., Class A†	1,234,183
45,900	Cott Corporation†	1,285,659

		4,566,460

Biotechnology — 0.9%
16,055	Amgen, Inc.†	992,199

Capital Markets — 1.1%
34,800	Investors Financial Services Corporation	1,336,668

Chemicals — 0.8%
16,100	Sigma-Aldrich Corporation	920,598

Commercial Banks — 5.2%
17,400	Bank of America Corporation	1,399,482
45,500	Charter One Financial, Inc.	1,572,025
26,800	Commerce Bancorp, Inc.	1,411,824
28,100	Wells Fargo & Company	1,654,809

		6,038,140

Commercial Services & Supplies — 2.3%
24,083	Corinthian Colleges, Inc.†	1,338,051
24,000	Education Management Corporation†	744,960
13,383	The Corporate Executive Board Company†	624,585

		2,707,596

Communications Equipment — 1.9%
89,717	Cisco Systems, Inc.†	2,179,226

See Notes to Financial Statements.

1

Munder Multi-Season Growth Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Computers & Peripherals — 4.1%
53,488	Dell, Inc.†	$1,816,453
20,106	International Business Machines Corporation	1,863,424
14,063	Lexmark International, Inc., Class A†	1,105,914

		4,785,791

Construction & Engineering — 1.4%
34,800	Jacobs Engineering Group, Inc.†	1,670,748

Consumer Finance — 2.9%
15,700	Capital One Financial Corporation	962,253
37,800	MBNA Corporation	939,330
39,500	SLM Corporation	1,488,360

		3,389,943

Diversified Financial Services — 2.5%
60,562	Citigroup, Inc.	2,939,679

Diversified Telecommunication Services — 2.1%
30,800	ALLTEL Corporation	1,434,664
21,400	SBC Communications, Inc.	557,898
14,700	Verizon Communications, Inc.	515,676

		2,508,238

Energy Equipment & Services — 0.7%
16,100	BJ Services Company†	577,990
8,019	Noble Corporation†	286,920

		864,910

Food & Staples Retailing — 4.9%
53,227	SYSCO Corporation	1,981,641
50,833	Wal-Mart Stores, Inc.	2,696,691
28,133	Walgreen Company	1,023,478

		5,701,810

Gas Utilities — 0.9%
17,400	Kinder Morgan, Inc.	1,028,340

Health Care Equipment & Supplies — 1.0%
30,750	Biomet, Inc.	1,119,608

Health Care Providers & Services — 7.8%
25,415	AdvancePCS†	1,338,354
14,700	Anthem, Inc.†	1,102,500

See Notes to Financial Statements.

2

Shares		Value

Health Care Providers & Services (Continued)
9,381	Cardinal Health, Inc.	$573,742
17,358	Express Scripts, Inc.†	1,153,092
51,571	Health Management Associates, Inc.	1,237,704
8,000	Quest Diagnostics, Inc.†	584,880
32,092	UnitedHealth Group, Inc.	1,867,113
12,058	Universal Health Services, Inc., Class B	647,756
6,646	Wellpoint Health Networks, Inc.†	644,595

		9,149,736

Hotels, Restaurants & Leisure — 0.9%
32,100	Starbucks Corporation†	1,061,226

Household Durables — 3.2%
26,800	D.R. Horton, Inc.	1,159,368
12,000	Lennar Corporation, Class A	1,152,000
36,100	Toll Brothers, Inc.†	1,435,336

		3,746,704

Household Products — 2.1%
24,117	The Procter & Gamble Company	2,408,806

Industrial Conglomerates — 2.5%
95,048	General Electric Company	2,944,587

Information Technology Services — 4.3%
28,071	Affiliated Computer Services, Inc., Class A†	1,528,747
23,400	CACI International, Inc.†	1,137,708
24,075	Cognizant Technology Solutions Corporation†	1,098,783
30,829	First Data Corporation	1,266,763

		5,032,001

Insurance — 6.3%
41,471	AFLAC, Inc.	1,500,421
20,721	Ambac Financial Group, Inc.	1,437,830
46,681	American International Group, Inc.	3,094,017
40,171	Brown & Brown, Inc.	1,309,976

		7,342,244

Machinery — 1.0%
13,300	Danaher Corporation	1,220,275

See Notes to Financial Statements.

3

Munder Multi-Season Growth Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Oil & Gas — 5.1%
10,700	Apache Corporation	$867,770
80,300	Exxon Mobil Corporation	3,292,300
33,500	Royal Dutch Petroleum Company, NYR	1,755,065

		5,915,135

Personal Products — 1.5%
9,342	Alberto-Culver Company, Class B	589,293
17,400	Avon Products, Inc.	1,174,326

		1,763,619

Pharmaceuticals — 5.2%
53,573	Johnson & Johnson	2,767,581
95,069	Pfizer, Inc.	3,358,788

		6,126,369

Real Estate — 1.2%
48,300	General Growth Properties, Inc.	1,340,325

Semiconductors & Semiconductor Equipment — 3.9%
89,714	Intel Corporation	2,888,791
22,800	Maxim Integrated Products, Inc.	1,135,440
50,900	Taiwan Semiconductor Manufacturing Company ADR†	521,216

		4,545,447

Software — 4.4%
21,400	Fair Issac Corporation	1,052,024
127,108	Microsoft Corporation	3,500,554
17,500	Symantec Corporation†	606,375

		5,158,953

Specialty Retail — 5.5%
41,500	Bed Bath & Beyond, Inc.†	1,799,025
41,467	Lowe’s Companies, Inc.	2,296,857
33,483	O’Reilly Automotive, Inc.†	1,284,408
34,800	PETCO Animal Supplies, Inc.†	1,059,660

		6,439,950

Textiles, Apparel & Luxury Goods — 1.4%
29,400	Coach, Inc.†	1,109,850
14,700	Liz Claiborne, Inc.	521,262

		1,631,112

See Notes to Financial Statements.

4

Shares		Value

Thrifts & Mortgage Finance — 2.2%
16,100	Federal National Mortgage Association	$1,208,466
36,100	New York Community Bancorp, Inc.	1,373,605

		2,582,071

Water Utilities — 1.0%
51,875	Philadelphia Suburban Corporation	1,146,438

TOTAL COMMON STOCKS
(Cost $91,598,580)		117,223,534

OTHER INVESTMENTS*
(Cost $8,873,800)	7.6%	8,873,800

TOTAL INVESTMENTS
(Cost $100,472,380)	107.8%	126,097,334
OTHER ASSETS AND LIABILITIES (Net)	(7.8)	(9,173,085)

NET ASSETS	100.0%	$116,924,249

*	As of December 31, 2003 the market value of the securities on loan is $8,657,939. Cash collateral received for securities loaned of $8,873,800 is invested in 8,873,800 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

†	Non-income producing security.

ABBREVIATIONS:

ADR — American Depositary Receipt
NYR — New York Registered Shares

See Notes to Financial Statements.

5

Munder Multi-Season Growth Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value
Securities* (see accompanying schedule)	$126,097,334
Cash	120,294
Dividends receivable	47,390
Receivable for Fund shares sold	409,139
Prepaid expenses and other assets	36,500

Total Assets	126,710,657

LIABILITIES:
Payable for Fund shares redeemed	773,430
Payable upon return of securities loaned	8,873,800
Trustees’ fees and expenses payable	38,199
Transfer agency/record keeping fees payable	38,189
Distribution and shareholder servicing fees payable — Class A, B and C Shares	20,614
Administration fees payable	11,630
Custody fees payable	4,770
Investment advisory fees payable	4,404
Shareholder servicing fees payable — Class K Shares	4,373
Accrued expenses and other payables	16,999

Total Liabilities	9,786,408

NET ASSETS	$116,924,249

Investments, at cost	$100,472,380

*	Including $8,657,939 of securities loaned.

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(212,979)
Accumulated net realized loss on investments sold	(41,655,358)
Net unrealized appreciation of investments	25,624,954
Paid-in capital	133,167,632

$116,924,249

NET ASSETS:
Class A Shares	$30,272,492

Class B Shares	$9,833,615

Class C Shares	$5,121,815

Class K Shares	$12,055,761

Class Y Shares	$59,640,566

SHARES OUTSTANDING:
Class A Shares	2,335,575

Class B Shares	835,432

Class C Shares	431,622

Class K Shares	927,639

Class Y Shares	4,459,521

CLASS A SHARES:
Net asset value and redemption price per share	$12.96

Maximum sales charge	5.50%
Maximum offering price per share	$13.71

CLASS B SHARES:
Net asset value and offering price per share*	$11.77

CLASS C SHARES:
Net asset value and offering price per share*	$11.87

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$13.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$13.37

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Multi-Season Growth Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$23,666
Dividends(a)	624,855
Securities lending	8,367

Total Investment Income	656,888

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	37,626
Class B Shares	50,126
Class C Shares	25,295
Shareholder servicing fees:
Class K Shares	17,402
Investment advisory fees	437,628
Transfer agency/record keeping fees	86,925
Administration fees	83,053
Legal and audit fees	21,414
Custody fees	20,941
Registration and filing fees	20,165
Trustees’ fees and expenses	16,080
Other	32,900

Total Expenses	849,555
Fees waived by transfer agent	(3,303)

Net Expenses	846,252

NET INVESTMENT LOSS	(189,364)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	7,510,013
Net change in unrealized appreciation/(depreciation) of securities	7,738,246

Net realized and unrealized gain on investments	15,248,259

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,058,895

(a)	Net of dividend withholding taxes of $4,602.

See Notes to Financial Statements.

8

Munder Multi-Season Growth Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment loss	$(189,364)	$(163,471)
Net realized gain/(loss) on investments sold	7,510,013	(12,638,322)
Net change in unrealized appreciation/(depreciation) of investments	7,738,246	(5,904,574)

Net increase/(decrease) in net assets resulting from operations	15,058,895	(18,706,367)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(2,579,732)	(2,092,845)
Class B Shares	(1,802,395)	(1,580,586)
Class C Shares	(348,120)	852,121
Class K Shares	(5,388,353)	(93,532,938)
Class Y Shares	(2,467,985)	(21,471,393)

Net increase/(decrease) in net assets	2,472,310	(136,532,008)
NET ASSETS:
Beginning of period	114,451,939	250,983,947

End of period	$116,924,249	$114,451,939

Accumulated net investment loss	$(212,979)	$(23,615)

See Notes to Financial Statements.

9

Munder Multi-Season Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold*	$1,366,516	$6,751,047
Proceeds received in merger	—	1,375,571
Redeemed	(3,946,248)	(10,219,463)

Net decrease	$(2,579,732)	$(2,092,845)

Class B Shares:
Sold	$382,515	$753,473
Proceeds received in merger	—	3,061,239
Redeemed*	(2,184,910)	(5,395,298)

Net decrease	$(1,802,395)	$(1,580,586)

Class C Shares:
Sold	$635,249	$1,783,460
Proceeds received in merger	—	1,806,254
Redeemed	(983,369)	(2,737,593)

Net increase/(decrease)	$(348,120)	$852,121

Class K Shares:
Sold	$214,488	$567,122
Proceeds received in merger	—	3,087
Redeemed	(5,602,841)	(94,103,147)

Net decrease	$(5,388,353)	$(93,532,938)

Class Y Shares:
Sold	$1,595,796	$6,774,404
Proceeds received in merger	—	658,096
Redeemed	(4,063,781)	(28,903,893)

Net decrease	$(2,467,985)	$(21,471,393)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold*	113,258	625,162
Issued in exchange for proceeds received in merger	—	123,930
Redeemed	(323,370)	(956,133)

Net decrease	(210,112)	(207,041)

Class B Shares:
Sold	34,229	77,031
Issued in exchange for proceeds received in merger	—	302,215
Redeemed*	(198,653)	(551,330)

Net decrease	(164,424)	(172,084)

Class C Shares:
Sold	58,840	179,960
Issued in exchange for proceeds received in merger	—	176,906
Redeemed	(89,419)	(277,637)

Net increase/(decrease)	(30,579)	79,229

Class K Shares:
Sold	17,412	52,707
Issued in exchange for proceeds received in merger	—	277
Redeemed	(460,292)	(9,030,226)

Net decrease	(442,880)	(8,977,242)

Class Y Shares:
Sold	126,479	619,512
Issued in exchange for proceeds received in merger	—	57,578
Redeemed	(321,351)	(2,705,610)

Net decrease	(194,872)	(2,028,520)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

11

Munder Multi-Season Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year		Year	Year	Year
	12/31/03(c)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)	6/30/99

Net asset value, beginning of period	$11.39		$11.72	$15.64		$20.63	$22.05	$21.46

Income/(loss) from investment operations:
Net investment loss	(0.02)		(0.02)	(0.03)		(0.06)	(0.03)	(0.03)
Net realized and unrealized gain/(loss) on investments	1.59		(0.31)	(3.34)		(2.64)	(0.02)	2.20

Total from investment operations	1.57		(0.33)	(3.37)		(2.70)	(0.05)	2.17

Less distributions:
Distributions from net realized gains	—		—	(0.55)		(2.29)	(1.37)	(1.58)
Distributions from capital	—		—	(0.00	)(d)	—	—	—

Total distributions	—		—	(0.55)		(2.29)	(1.37)	(1.58)

Net asset value, end of period	$12.96		$11.39	$11.72		$15.64	$20.63	$22.05

Total return(b)	13.78%		(2.82)%	(21.72)%		(14.51)%	0.22%	11.34%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$30,272		$28,983	$32,255		$48,009	$65,569	$49,602
Ratio of operating expenses to average net assets	1.48	%(e)	1.33%	1.21%		1.21%	1.24%	1.22%
Ratio of net investment loss to average net assets	(0.35	)%(e)	(0.14)%	(0.19)%		(0.30)%	(0.14)%	(0.14)%
Portfolio turnover rate	22%		66%	20%		38%	44%	53%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.48	%(e)	1.33%	1.21%		1.42%	1.42%	1.38%

(a)	The Munder Multi-Season Growth Fund Class A Shares and Class B Shares commenced operations on August 4, 1993 and April 29, 1993, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year	Year		Year	Year	Year
12/31/03(c)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)	6/30/99

$10.38		$10.75	$14.50		$19.52	$21.09	$20.70

(0.06)		(0.09)	(0.12)		(0.18)	(0.17)	(0.18)
1.45		(0.28)	(3.08)		(2.55)	(0.03)	2.15

1.39		(0.37)	(3.20)		(2.73)	(0.20)	1.97

—		—	(0.55)		(2.29)	(1.37)	(1.58)
—		—	(0.00	)(d)	—	—	—

—		—	(0.55)		(2.29)	(1.37)	(1.58)

$11.77		$10.38	$10.75		$14.50	$19.52	$21.09

13.39%		(3.53)%	(22.21)%		(15.54)%	(0.51)%	10.66%

$9,834		$10,377	$12,602		$25,574	$36,433	$99,696
2.23	%(e)	2.08%	1.96%		1.96%	1.99%	1.97%
(1.10	)%(e)	(0.89)%	(0.94)%		(1.05)%	(0.89)%	(0.83)%
22%		66%	20%		38%	44%	53%
2.23	%(e)	2.08%	1.96%		2.17%	2.17%	2.14%

See Notes to Financial Statements.

13

Munder Multi-Season Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year		Year	Year	Year
	12/31/03(c)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)	6/30/99

Net asset value, beginning of period	$10.46		$10.85	$14.62		$19.55	$21.12	$20.73

Income/(loss) from investment operations:
Net investment loss	(0.06)		(0.09)	(0.12)		(0.18)	(0.17)	(0.19)
Net realized and unrealized gain/(loss) on investments	1.47		(0.30)	(3.10)		(2.46)	(0.03)	2.16

Total from investment operations	1.41		(0.39)	(3.22)		(2.64)	(0.20)	1.97

Less distributions:
Distributions from net realized gains	—		—	(0.55)		(2.29)	(1.37)	(1.58)
Distributions from capital	—		—	(0.00	)(d)	—	—	—

Total distributions	—		—	(0.55)		(2.29)	(1.37)	(1.58)

Net asset value, end of period	$11.87		$10.46	$10.85		$14.62	$19.55	$21.12

Total return(b)	13.48%		(3.59)%	(22.23)%		(15.05)%	(0.51)%	10.70%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$5,122		$4,836	$4,153		$7,715	$10,166	$13,076
Ratio of operating expenses to average net assets	2.23	%(e)	2.08%	1.96%		1.96%	1.99%	1.97%
Ratio of net investment loss to average net assets	(1.10	)%(e)	(0.89)%	(0.94)%		(1.05)%	(0.89)%	(0.83)%
Portfolio turnover rate	22%		66%	20%		38%	44%	53%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.23	%(e)	2.08%	1.96%		2.17%	2.17%	2.13%

(a)	The Munder Multi-Season Growth Fund Class C Shares and Class K Shares commenced operations on September 20, 1993 and June 23, 1995, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

14

K Shares

Period Ended		Year	Year		Year	Year	Year
12/31/03(c)		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)	6/30/99

$11.42		$11.74	$15.66		$20.63	$22.04	$21.42

(0.02)		(0.01)	(0.03)		(0.05)	(0.03)	(0.02)
1.60		(0.31)	(3.34)		(2.63)	(0.01)	2.22

1.58		(0.32)	(3.37)		(2.68)	(0.04)	2.20

—		—	(0.55)		(2.29)	(1.37)	(1.58)
—		—	(0.00	)(d)	—	—	—

—		—	(0.55)		(2.29)	(1.37)	(1.58)

$13.00		$11.42	$11.74		$15.66	$20.63	$22.04

13.84%		(2.81)%	(21.63)%		(14.41)%	0.27%	11.40%

$12,056		$15,646	$121,485		$195,746	$280,339	$327,355
1.48	%(e)	1.33%	1.21%		1.21%	1.24%	1.22%
(0.35	)%(e)	(0.14)%	(0.19)%		(0.30)%	(0.14)%	(0.09)%
22%		66%	20%		38%	44%	53%
1.48	%(e)	1.33%	1.21%		1.42%	1.42%	1.39%

See Notes to Financial Statements.

15

Munder Multi-Season Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year		Year	Year	Year
	12/31/03(c)		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)		6/30/01(c)	6/30/00(c)	6/30/99

Net asset value, beginning of period	$11.73		$12.04	$16.00		$20.98	$22.34	$21.66

Income/(loss) from investment operations:
Net investment income/ (loss)	(0.01)		0.01	0.01		(0.01)	0.02	0.04
Net realized and unrealized gain/(loss) on investments	1.65		(0.32)	(3.42)		(2.68)	(0.01)	2.25

Total from investment operations	1.64		(0.31)	(3.41)		(2.69)	0.01	2.29

Less distributions:
Dividends from net investment income	—		—	—		—	—	(0.03)
Distributions from net realized gains	—		—	(0.55)		(2.29)	(1.37)	(1.58)
Distributions from capital	—		—	(0.00	)(d)	—	—	—

Total distributions	—		—	(0.55)		(2.29)	(1.37)	(1.61)

Net asset value, end of period	$13.37		$11.73	$12.04		$16.00	$20.98	$22.34

Total return(b)	13.98%		(2.66)%	(21.41)%		(14.20)%	0.50%	11.70%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$59,641		$54,610	$80,489		$159,736	$250,523	$314,558
Ratio of operating expenses to average net assets	1.23	%(e)	1.08%	0.96%		0.96%	0.99%	0.97%
Ratio of net investment income/(loss) to average net assets	(0.10	)%(e)	0.11%	0.06%		(0.05)%	0.11%	0.17%
Portfolio turnover rate	22%		66%	20%		38%	44%	53%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.23	%(e)	1.08%	0.96%		1.17%	1.17%	1.14%

(a)	The Munder Multi-Season Growth Fund Class Y Shares commenced operations on August 16, 1993.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

16

Munder Multi-Season Growth Fund

Notes to Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Multi-Season Growth Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Financial statements of the other Munder Funds are presented in separate reports.

    On May 9, 2003, the Fund, then a series of The Munder Funds, Inc. (“MFI”) (the Fund became a series of MST on June 13, 2003), acquired all of the assets of the Munder Large-Cap Growth Fund, a series of MFI, and assumed all liabilities of the Munder Large-Cap Growth Fund in a tax-free exchange of shares of the Fund and the subsequent liquidation of the Munder Large-Cap Growth Fund. The Agreement and Plan of Reorganization was approved by the shareholders of the Munder Large-Cap Growth Fund at a Special Meeting of the Shareholders held on April 23, 2003.

Number of Shares outstanding of the Munder Large-Cap Growth Fund prior to merger
Class A	243,258
Class B	553,907
Class II	328,103
Class K	545
Class Y	116,130

Number of Shares issued of the Fund for shares of the Munder Large-Cap Growth Fund
Class A	123,930
Class B	302,215
Class C	176,906
Class K	277
Class Y	57,578
Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Munder Large-Cap Growth Fund	$496,475

17

Munder Multi-Season Growth Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    There were no undistributed income or gain amounts unpaid prior to the merger of the Munder Large-Cap Growth Fund.

	Prior to Merger	After Merger

Net assets of Munder Large-Cap Growth Fund
Class A	$1,375,571	$—
Class B	3,061,239	—
Class II	1,806,254	—
Class K	3,087	—
Class Y	658,096	—
Net assets of the Predecessor Fund
Class A	$28,098,373	$29,473,944
Class B	8,274,886	11,336,125
Class C	3,254,851	5,061,105
Class K	18,240,987	18,244,074
Class Y	52,861,405	53,519,501

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available, are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on

18

Munder Multi-Season Growth Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31,

19

Munder Multi-Season Growth Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

2003, such waivers were $3,303 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (“the Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder

20

Munder Multi-Season Growth Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $83,053 before payment of sub-administration fees and $23,749 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administration services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,463 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $10 from commissions on sales of Class A Shares for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board Member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also

21

Munder Multi-Season Growth Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $2,648 to Comerica Securities and $16,730 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

22

Munder Multi-Season Growth Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $25,426,881 and $35,071,499 respectively, for the period ended December 31, 2003.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $27,779,487 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,154,533 and net appreciation for financial reporting purposes was $25,624,954. At December 31, 2003, aggregate cost for financial reporting purposes was $100,472,380.

6. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $1,204.

7. Distributions to Shareholders

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post October	Unrealized
Ordinary	Loss/Capital	Appreciation/
Income	Loss Carryover	(Depreciation)	Total

$—	$(48,392,091)	$17,113,428	$(31,278,663)

    The differences between book and tax distributable earnings are primarily due to wash sales.

8. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $47,827,054 of unused capital losses of which $8,793,682 and $39,033,372 expire in 2010 and 2011, respectively. In addition, $2,259,566

23

Munder Multi-Season Growth Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

of the losses expiring in 2010 may be further limited as this amount was acquired on May 9, 2003 in the reorganization with the Munder Large-Cap Growth Fund.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $565,037.

9. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

24

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNMSG1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder NetNet® Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return. In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

The Fund concentrates its investments in technology and Internet-related securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Because the Fund tends to invest in smaller company stocks, its holdings may also be more volatile and less liquid than large company stocks. Investments by the Fund in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

MUNDER NETNET FUND®

Fund Manager: The Munder NetNet Fund Team

    The Fund earned a return of 15.07% for the six months ended December 31, 2003, compared to the 28.70% return for the Inter@ctive Week Internet Index, the 18.76% return for the Morgan Stanley Internet Index and the 24.27% median return for the Lipper universe of science and technology mutual funds.

    The Fund posted a strong absolute return for the six months ended December 31, although it lagged its Inter@ctive Week Internet and Morgan Stanley Internet benchmarks. The positive impact of sector weightings on the Fund’s relative return was offset by weakness in the relative returns of individual holdings.

    The Fund benefited from underweights in the software and health care providers and services sectors, and overweights in the computers and peripherals and Internet software and services sectors. The positive impact of these sector weightings more than offset the negative impact of an underweight in the communications equipment sector.

    Stock selection in the capital markets and commercial services and supplies sectors of the Fund had a positive impact on relative returns. Ameritrade Holding Corporation and E*TRADE Financial Corporation contributed to returns in the capital markets sector, while DiamondCluster International, Inc. (a global business strategy and technology solutions consulting firm) led performance in the commercial services and

ii

supplies sector. The positive impact of these sectors was offset by holdings in the Internet software and services, Internet and catalog retail, and computers and peripherals sectors.

    United Online, Inc. (a provider of free and value-priced Internet access services) and SportsLine.com, Inc. (an Internet sports media company and publisher of CBS SportsLine.com) had a negative impact on relative returns in the Internet software and services sector. An underweight in Amazon.com, Inc. and an overweight in priceline.com Inc. were the primary detractors from returns in the Internet and catalog retail sector. Finally, an overweight in Dell Inc. held back relative performance in the computers and peripherals sectors.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Inter@ctive Week Internet Index is a modified capitalization-weighted index of companies involved with providing digital interactive services, developing and marketing digital interactive software, and manufacturing digital interactive hardware. The Morgan Stanley Internet Index is an equal dollar-weighted index made up of leading American companies drawn from eight Internet subsectors that are driving the growth of Internet usage. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of science and technology mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

iii

[This Page Intentionally Left Blank]

iv

Munder NetNet Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Shares		Value

COMMON STOCKS — 96.4%
Capital Markets — 5.8%
2,183,400	Ameritrade Holding Corporation†	$30,720,438
2,075,000	E*TRADE Financial Corporation†	26,248,750

		56,969,188

Commercial Services & Supplies — 6.4%
129,000	Apollo Group, Inc.†	8,891,970
586,600	DiamondCluster International, Inc.†	5,983,320
2,153,800	Monster Worldwide, Inc.†	47,297,448

		62,172,738

Communications Equipment — 5.3%
1,547,300	Cisco Systems, Inc.†	37,583,917
137,995	Finisar Corporation†	431,924
399,646	NetScreen Technologies, Inc.†	9,891,239
121,400	Nokia AB Oyj	2,097,054
102,000	Nokia Corporation, ADR	1,734,000

		51,738,134

Computers & Peripherals — 6.3%
274,000	Apple Computer, Inc.†	5,855,380
756,000	Dell Inc.†	25,673,760
1,600,700	EMC Corporation†	20,681,044
476,000	Network Appliance, Inc.†	9,772,280

		61,982,464

Diversified Telecommunication Services — 0.1%
300	Nippon Telegraph and Telephone Corporation	1,447,706

Internet & Catalog Retail — 17.2%
1,339,100	1-800-FLOWERS.COM, Inc.†, ††	14,810,446
317,000	Amazon.com, Inc.†	16,686,880
865,500	eBay, Inc.†	55,902,645
1,781,619	InterActiveCorp†	60,450,333
240,000	Netflix, Inc.†	13,125,600
241,000	priceline.com Inc.†	4,313,900
148,000	RedEnvelope, Inc.†	2,471,600

		167,761,404

Internet Software & Services — 32.2%
138,000	Akamai Technologies, Inc.†	1,483,500
490,000	aQuantive, Inc.†	5,022,500

See Notes to Financial Statements.

1

Munder NetNet Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Internet Software & Services (Continued)
253,000	Ask Jeeves, Inc.†	$4,584,360
732,419	Autobytel, Inc.†	6,650,364
97,000	Bankrate, Inc.†	1,200,860
2,433,113	CNET Networks, Inc.†	16,593,831
12,900	Ctrip.com International Ltd., ADR†	438,729
1,183,800	Digital Insight Corporation†	29,476,620
708,000	Digital River, Inc.†	15,646,800
4,303,300	DoubleClick, Inc.†	43,979,726
445,943	ebookers PLC†	3,156,263
61,000	FindWhat.com†	1,143,750
179,000	Internet Security Systems, Inc.†	3,370,570
2,902,000	lastminute.com PLC†	11,525,987
198,000	NetEase.com, Inc., ADR†	7,306,200
190,000	Orbitz, Inc., Class A†	4,408,000
218,000	SINA Corporation†	7,357,500
60,000	Sohu.com, Inc.†	1,800,600
1,704,641	SportsLine.com, Inc.†	2,164,894
229,000	T-Online International AG†	2,971,845
710,500	United Online, Inc.†	11,929,295
2,513,550	VeriSign, Inc.†	40,970,865
348,000	Wanadoo†	2,850,008
733,000	webMethods, Inc.†	6,706,950
213,800	Websense, Inc.†	6,251,512
1,672,840	Yahoo!, Inc.†	75,562,183

		314,553,712

Media — 6.7%
578,000	Getty Images, Inc.†	28,975,140
282,000	Harris Interactive, Inc.†	2,340,600
95,000	Macrovision Corporation†	2,146,050
1,805,500	Time Warner, Inc.†	32,480,945

		65,942,735

Software — 15.1%
1,396,885	Check Point Software Technologies Ltd.†	23,495,606
139,000	Macromedia, Inc.†	2,479,760
869,900	Micromuse, Inc.†	6,002,310
1,647,000	Microsoft Corporation	45,358,380
189,000	Networks Associates, Inc.†	2,842,560

See Notes to Financial Statements.

2

Shares		Value

Software (Continued)
2,352,000	Oracle Corporation†	$31,046,400
297,000	Red Hat, Inc.†	5,574,690
317,000	SurfControl PLC†	4,246,788
88,000	Symantec Corporation	3,049,200
734,100	The Sage Group PLC	2,303,039
553,418	TIBCO Software, Inc.†	3,746,640
460,400	VERITAS Software Corporation†	17,108,464

		147,253,837

Thrifts & Mortgage Finance — 0.8%
605,000	NetBank, Inc.	8,076,750

Wireless Telecommunication Services — 0.5%
450	KDDI Corporation	2,578,989
735,000	mmO2 PLC†	1,010,250
710,000	Vodafone Group PLC	1,755,330

		5,344,569

TOTAL COMMON STOCKS
(Cost $1,241,147,901)		943,243,237

LIMITED PARTNERSHIPS — 0.8%
Information Technology Services — 0.1%
935,280	Trident Capital Fund V, L.P.†, **, ***	716,910

Internet Software & Services — 0.0%#
1,916,082	@Ventures Expansion Fund, L.P.†, **, ***	399,555
2,848,467	@Ventures III, L.P.†, **, ***	65,292

		464,847

Technology Hardware & Equipment — 0.7%
12,000,000	Blue Stream Ventures, L.P.†, ††, **, ***	4,369,416
3,125,000	New Enterprise Associates 10, L.P.†, **, ***	2,270,297

		6,639,713

TOTAL LIMITED PARTNERSHIPS
(Cost $19,637,073)		7,821,470

See Notes to Financial Statements.

3

Munder NetNet Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

PREFERRED STOCKS — 0.3%
Internet Software & Services — 0.3%
85,719	Mainstream Data Services, Inc.†, **, ***	$175,724
1,105,552	WebCT, Inc.†, **, ***	2,526,850

		2,702,574

TOTAL PREFERRED STOCKS
(Cost $10,213,440)		2,702,574

INVESTMENT COMPANY SECURITIES — 0.7%
(Cost $5,474,894)
190,100	Nasdaq-100 Trust, Series 1†	6,931,046

WARRANTS — 0.2%
(Cost $402,170)
Internet & Catalog Retail — 0.2%
55,680	InterActiveCorp, expires 02/04/09, (exercise price: $13.41)†	2,377,536

Principal
Amount

REPURCHASE AGREEMENT — 2.4%
(Cost $23,051,000)
$23,051,000	Agreement with State Street Bank and Trust Company, 0.780% dated 12/31/2003, to be repurchased at $23,051,999, on 1/02/2004, collateralized by $23,210,000 FNMA, 1.875% maturing 01/15/2005 (value $23,512,194)	23,051,000

See Notes to Financial Statements.

4

		Value

OTHER INVESTMENTS*
(Cost $115,376,599)	11.8%	$115,376,599

TOTAL INVESTMENTS
(Cost $1,415,303,077)	112.6%	1,101,503,462
OTHER ASSETS AND LIABILITIES (Net)	(12.6)	(123,204,121)

NET ASSETS	100.0%	$978,299,341

*	As of December 31, 2003 the market value of the securities on loan is $111,548,863. Collateral received for securities loaned includes $66,986,548 invested in U.S. government securities. Cash collateral received for securities loaned includes $48,390,051 invested in 48,390,051 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

**	Restricted security, which is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder NetNet Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At December 31, 2003 these securities represent $10,524,044, 1.1% of net assets.

Security	Acquisition Date	Cost

@Ventures Expansion Fund, L.P.	2/24/00	$173,741
	3/23/00	694,962
	6/15/00	521,221
	3/15/01	434,351
@Ventures III, L.P.	11/06/98	630,070
	1/05/99	130,539
	4/01/99	419,438
	7/23/99	522,157
	9/24/99	522,157
	1/21/00	130,539
	5/08/00	39,162
	9/18/00	26,108
	1/30/01	33,630
	7/18/01	27,540
Blue Stream Ventures, L.P.	7/31/00	2,847,518
	10/16/00	2,847,518
	5/25/01	1,898,345
	12/13/01	1,898,345
	12/02/02	949,173
	9/24/03	1,000,000
Mainstream Data Services, Inc.	8/29/00	213,440

See Notes to Financial Statements.

5

Munder NetNet Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Security	Acquisition Date	Cost

New Enterprise Associates 10, L.P.	10/26/00	$455,792
	1/05/01	227,896
	7/27/01	113,948
	9/26/01	227,896
	1/16/02	238,362
	4/23/02	238,362
	7/12/02	238,362
	11/12/02	238,362
	2/04/03	240,500
	7/16/03	243,134
	9/19/03	249,366
	12/10/03	250,000
Trident Capital Fund V, L.P.	10/18/00	297,222
	6/26/02	104,899
	11/08/02	104,899
	1/15/03	209,799
	10/01/03	105,880
	12/05/03	105,880
Webcenter Solutions ASA	9/14/00	10,000,000

***	Fair valued security as of December 31, 2003 (see Notes to Financial Statements, Note 2).

†	Non-income producing security.

††	Affiliated security.

#	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:

ADR  — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

6

At December 31, 2003 the country diversification of the Munder NetNet Fund was as follows (assume United States unless otherwise indicated):

	%
	Net Assets	Value

COMMON STOCKS:
United States	88.6%	$866,967,942
United Kingdom	2.5	23,997,658
Israel	2.4	23,495,606
Cayman Islands	1.5	15,102,429
Japan	0.4	4,026,695
Finland	0.4	3,831,054
Germany	0.3	2,971,845
France	0.3	2,850,008

TOTAL COMMON STOCKS	96.4	943,243,237
LIMITED PARTNERSHIPS	0.8	7,821,470
PREFERRED STOCKS	0.3	2,702,574
INVESTMENT COMPANY SECURITIES	0.7	6,931,046
WARRANTS	0.2	2,377,536
REPURCHASE AGREEMENT	2.4	23,051,000
OTHER INVESTMENTS	11.8	115,376,599

TOTAL INVESTMENTS	112.6	1,101,503,462
OTHER ASSETS AND LIABILITIES (Net)	(12.6)	(123,204,121)

NET ASSETS	100.0%	$978,299,341

See Notes to Financial Statements.

7

Munder NetNet Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated issuers* (cost — $1,366,828,283)	$1,059,272,600
Securities of affiliated issuers (cost — $25,423,794)	19,179,862
Repurchase agreement (cost — $23,051,000)	23,051,000

Total Investments	1,101,503,462
Cash	579
Interest receivable	499
Dividends receivable	43,197
Receivable for investment securities sold	241,467
Receivable for Fund shares sold	833,712
Prepaid expenses and other assets	67,686

Total Assets	1,102,690,602

LIABILITIES:
Payable for Fund shares redeemed	5,896,080
Payable upon return of securities loaned	115,376,599
Transfer agency/ record keeping fees payable	1,927,260
Distribution and shareholder servicing fees payable — Class A, B and C Shares	557,805
Administration fees payable	105,569
Trustees’ fees and expenses payable	66,974
Custody fees payable	30,738
Investment advisory fees payable	23,132
Shareholder servicing fees payable — Class K Shares	41
Accrued expenses and other payables	407,063

Total Liabilities	124,391,261

NET ASSETS	$978,299,341

Investments, at cost	$1,415,303,077

*	Including $111,548,863 of securities loaned.

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(13,575,223)
Accumulated net realized loss on investments sold	(3,415,723,270)
Net unrealized depreciation of investments	(313,790,971)
Paid-in capital	4,721,388,805

$978,299,341

NET ASSETS:
Class A Shares	$367,694,570

Class B Shares	$413,143,551

Class C Shares	$191,766,484

Class K Shares	$202,427

Class Y Shares	$5,492,309

SHARES OUTSTANDING:
Class A Shares	21,935,040

Class B Shares	25,686,289

Class C Shares	11,916,494

Class K Shares	12,070

Class Y Shares	322,462

CLASS A SHARES:
Net asset value and redemption price per share	$16.76

Maximum sales charge	5.50%
Maximum offering price per share	$17.74

CLASS B SHARES:
Net asset value and offering price per share*	$16.08

CLASS C SHARES:
Net asset value and offering price per share*	$16.09

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$16.77

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$17.03

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder NetNet Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$248,306
Dividends(a)	316,810
Securities lending	233,728

Total Investment Income	798,844

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	459,274
Class B Shares	2,076,940
Class C Shares	967,505
Shareholder servicing fees:
Class K Shares	296
Investment advisory fees	4,907,838
Transfer agency/ record keeping fees	4,803,857
Administration fees	698,543
Printing and mailing fees	538,059
Custody fees	141,842
Legal and audit fees	46,967
Registration and filing fees	24,353
Trustees’ fees and expenses	20,575
Other	35,549

Total Expenses	14,721,598
Fees waived by transfer agent	(394,569)

Net Expenses	14,327,029

NET INVESTMENT LOSS	(13,528,185)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from:
Security transactions of unaffiliated issuers	(33,347,271)
Security transactions of affiliated issuers	(240,021)
Foreign currency-related transactions	(16,387)
Net change in unrealized appreciation/(depreciation) of:
Securities	177,541,797
Foreign currency-related transactions	(30,153)

Net realized and unrealized gain on investments	143,907,965

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$130,379,780

(a)	Net of foreign withholding taxes of $2,439.

See Notes to Financial Statements.

10

Munder NetNet Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment loss	$(13,528,185)	$(23,101,625)
Net realized loss on investments sold	(33,603,679)	(544,747,982)
Net change in unrealized appreciation/ (depreciation) of investments	177,511,644	793,984,937

Net increase in net assets resulting from operations	130,379,780	226,135,330
Net increase/ (decrease) in net assets from Fund share transactions:
Class A Shares	(17,004,105)	(49,552,145)
Class B Shares	(28,362,547)	(62,710,754)
Class C Shares	(9,064,581)	(19,195,305)
Class K Shares	(121,828)	(414,232)
Class Y Shares	601,088	(545,439)
Short-term trading fees	81	—

Net increase in net assets	76,427,888	93,717,455
NET ASSETS
Beginning of period	901,871,453	808,153,998

End of period	$978,299,341	$901,871,453

Accumulated net investment loss	$(13,575,223)	$(47,038)

See Notes to Financial Statements.

11

Munder NetNet Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold	$52,942,770	$109,261,746
Redeemed	(69,946,875)	(158,813,891)

Net decrease	$(17,004,105)	$(49,552,145)

Class B Shares:
Sold	$10,447,852	$16,727,880
Redeemed	(38,810,399)	(79,438,634)

Net decrease	$(28,362,547)	$(62,710,754)

Class C Shares:
Sold	$15,418,913	$17,942,587
Redeemed	(24,483,494)	(37,137,892)

Net decrease	$(9,064,581)	$(19,195,305)

Class K Shares:
Redeemed	(121,828)	(414,232)

Net decrease	$(121,828)	$(414,232)

Class Y Shares:
Sold	$1,282,437	$705,072
Redeemed	(681,349)	(1,250,511)

Net increase/(decrease)	$601,088	$(545,439)

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold	3,307,171	10,167,542
Redeemed	(4,371,940)	(15,202,563)

Net decrease	(1,064,769)	(5,035,021)

Class B Shares:
Sold	677,352	1,530,934
Redeemed	(2,512,753)	(8,058,764)

Net decrease	(1,835,401)	(6,527,830)

Class C Shares:
Sold	998,883	1,459,838
Redeemed	(1,582,353)	(3,755,515)

Net decrease	(583,470)	(2,295,677)

Class K Shares:
Redeemed	(7,839)	(37,336)

Net decrease	(7,839)	(37,336)

Class Y Shares:
Sold	79,151	62,729
Redeemed	(41,910)	(113,090)

Net increase/(decrease)	37,241	(50,361)

See Notes to Financial Statements.

13

Munder NetNet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00	6/30/99(c)

Net asset value, beginning of period	$14.58		$10.66	$24.65	$70.03	$44.36	$20.68

Income/(loss) from investment operations:
Net investment loss	(0.18)		(0.30)	(0.28)	(0.61)	(0.65)	(0.35)
Net realized and unrealized gain/(loss) on investments	2.36		4.22	(13.71)	(44.30)	26.59	24.22

Total from investment operations	2.18		3.92	(13.99)	(44.91)	25.94	23.87

Less distributions:
Distributions from net realized gains	—		—	—	(0.47)	(0.27)	(0.19)

Total distributions	—		—	—	(0.47)	(0.27)	(0.19)

Net asset value, end of period	$16.76		$14.58	$10.66	$24.65	$70.03	$44.36

Total return(b)	14.95%		(36.77)%	(56.75)%	(64.54)%	58.91%	116.57%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$367,695		$335,313	$298,741	$826,510	$3,144,518	$1,130,558
Ratio of operating expenses to average net assets	2.46	%(d)	3.04%	2.60%	1.86%	1.66%	1.59%
Ratio of net investment loss to average net assets	(2.29	)%(d)	(2.80)%	(1.71)%	(1.36)%	(1.20)%	(0.92)%
Portfolio turnover rate	20%		40%	50%	44%	21%	22%
Ratio of operating expenses to average net assets without expense waivers	2.54	%(d)	3.16%	2.64%	1.86%	1.66%	1.59%

(a)	The Munder NetNet Fund Class A Shares and Class B Shares commenced operations on August 19, 1996 and June 1, 1998, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00	6/30/99(c)

$14.04		$10.34	$24.10	$68.98	$44.03	$20.68

(0.24)		(0.36)	(0.39)	(1.07)	(1.00)	(0.63)
2.28		4.06	(13.37)	(43.34)	26.22	24.17

2.04		3.70	(13.76)	(44.41)	25.22	23.54

—		—	—	(0.47)	(0.27)	(0.19)

—		—	—	(0.47)	(0.27)	(0.19)

$16.08		$14.04	$10.34	$24.10	$68.98	$44.03

14.53%		35.78%	(57.10)%	(64.80)%	57.71%	114.97%

$413,144		$386,440	$352,103	$994,190	$3,540,687	$1,265,595
3.21	%(d)	3.79%	3.35%	2.61%	2.41%	2.34%
(3.04	)%(d)	(3.55)%	(2.46)%	(2.11)%	(1.95)%	(1.67)%
20%		40%	50%	44%	21%	22%
3.29	%(d)	3.91%	3.39%	2.61%	2.41%	2.34%

See Notes to Financial Statements.

15

Munder NetNet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Period
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00	6/30/99(c)

Net asset value, beginning of period	$14.05		$10.35	$24.12	$69.03	$44.05	$19.03

Income/(loss) from investment operations:
Net investment loss	(0.24)		(0.36)	(0.39)	(1.14)	(0.95)	(0.44)
Net realized and unrealized gain/(loss) on investments	2.28		4.06	(13.38)	(43.30)	26.20	25.65

Total from investment operations	2.04		3.70	(13.77)	(44.44)	25.25	25.21

Less distributions:
Distributions from net realized gains	—		—	—	(0.47)	(0.27)	(0.19)

Total distributions	—		—	—	(0.47)	(0.27)	(0.19)

Net asset value, end of period	$16.09		$14.05	$10.35	$24.12	$69.03	$44.05

Total return(b)	14.52%		35.75%	(57.09)%	(64.79)%	57.73%	133.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$191,766		$175,609	$153,079	$464,624	$1,776,014	$556,828
Ratio of operating expenses to average net assets	3.21	%(d)	3.79%	3.35%	2.61%	2.41%	2.34	%(d)
Ratio of net investment loss to average net assets	(3.04	)%(d)	(3.55)%	(2.46)%	(2.11)%	(1.95)%	(1.66	)%(d)
Portfolio turnover rate	20%		40%	50%	44%	21%	22%
Ratio of operating expenses to average net assets without expense waivers	3.29	%(d)	3.91%	3.39%	2.61%	2.41%	2.34	%(d)

(a)	The Munder NetNet Fund Class C Shares and Class K Shares commenced operations on November 3, 1998 and April 30, 2002, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year	Period
12/31/03(c)		Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)

$14.59		$10.66	$12.45

(0.18)		(0.30)	(0.03)
2.36		4.23	(1.76)

2.18		3.93	(1.79)

—		—	—

—		—	—

$16.77		$14.59	$10.66

14.94%		36.87%	(14.38)%

$202		$290	$610
2.46	%(d)	3.04%	2.60	%(d)
(2.29	)%(d)	(2.80)%	(1.71	)%(d)
20%		40%	50%
2.54	%(d)	3.16%	2.64	%(d)

See Notes to Financial Statements.

17

Munder NetNet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00	6/30/99(c)

Net asset value, beginning of period	$14.79		$10.79	$24.91	$70.56	$44.57	$20.69

Income/(loss) from investment operations:
Net investment loss	(0.17)		(0.27)	(0.24)	(0.45)	(0.55)	(0.20)
Net realized and unrealized gain/ (loss) on investments	2.41		4.27	(13.88)	(44.73)	26.81	24.27

Total from investment operations	2.24		4.00	(14.12)	(45.18)	26.26	24.07

Less distributions:
Distributions from net realized gains	—		—	—	(0.47)	(0.27)	(0.19)

Total distributions	—		—	—	(0.47)	(0.27)	(0.19)

Net asset value, end of period	$17.03		$14.79	$10.79	$24.91	$70.56	$44.57

Total return(b)	15.07%		37.16%	(56.68)%	(64.43)%	59.35%	117.49%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,492		$4,220	$3,620	$8,037	$28,834	$12,672
Ratio of operating expenses to average net assets	2.21	%(d)	2.79%	2.35%	1.61%	1.41%	1.34%
Ratio of net investment loss to average net assets	(2.04	)%(d)	(2.55)%	(1.46)%	(1.11)%	(0.95)%	(0.70)%
Portfolio turnover rate	20%		40%	50%	44%	21%	22%
Ratio of operating expenses to average net assets without expense waivers	2.29	%(d)	2.91%	2.39%	1.61%	1.41%	1.34%

(a)	The Munder NetNet Fund Class Y Shares commenced operations on June 1, 1998.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

18

Munder NetNet Fund

Notes to Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder NetNet Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. At December 31, 2003, the Class R Shares of the Fund had not yet commenced operations. Financial statements for the other Munder Funds are presented in separate reports.

    On August 11, 2003, the Board Directors of The Munder Funds, Inc. (“MFI”) and Board of Trustees of MST approved the reorganization and redomiciliation of the Munder NetNet Fund, a series of MFI, with and into the Fund. On October 30, 2003, the reorganization and redomiciliation was completed.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not

19

Munder NetNet Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to

20

Munder NetNet Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/ (depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to 25% of the value of its total assets to certain approved borrowers. The loan is initially secured by collateral with a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

21

Munder NetNet Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $394,569 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund held less than sixty (60) days may be subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to

22

Munder NetNet Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the average daily net assets of the Fund at an annual rate of 1.00% based on assets up to $4 billion; 0.95% based on assets between $4 and $5 billion; 0.90% based on assets exceeding $5 billion.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Annual
Aggregate Net Assets	Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $698,543 before payment of sub-administration fees and $199,749 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the

23

Munder NetNet Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $159 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $25 from commissions on sales of Class A Shares for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee, consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

24

Munder NetNet Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $252 to Comerica Securities and $825 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $186,110,737 and $209,848,176 respectively, for the period ended December 31, 2003.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $147,429,801 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $461,229,416 and net depreciation for financial reporting purposes was $313,799,615. At December 31, 2003, aggregate cost for financial reporting purposes was $1,415,303,077.

25

Munder NetNet Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

6. Transactions with Affiliated Companies

    The term “affiliated company” includes companies in which the Fund owns at least 5% of the company’s voting securities and companies under common control with the Fund. At, or during the period ended December 31, 2003, the Fund held the following securities of affiliated companies:

		Purchased		Sold
	Value at					Value at	Realized
Affiliate	6/30/03	Cost	Shares	Cost	Shares	12/31/03	Gain/(Loss)

Blue Stream Ventures, L.P.
	$3,766,961	$1,000,000	1,000,000	$—	—	$4,369,416	$—
1-800-FLOWERS.COM, Inc.
	12,698,664	—	—	1,242,242	202,000	14,810,446	1,077,662
SportsLine.com, Inc.*
	5,123,742	—	—	2,221,437	741,059	2,164,894	(1,317,683)

	$21,589,367					$21,344,756	$(240,021)

*	During the period ended December 31, 2003, this security became unaffiliated.

7. Industry Concentration

    The Fund primarily invests in equity securities of foreign and domestic companies positioned to benefit from the growth of the Internet. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances.

8. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $7,233.

9. Commitments

    The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the

26

Munder NetNet Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

outstanding funding at any time. At December 31, 2003, the Fund had total commitments to contribute $11,057,320 to various issuers when and if required.

10. Distributions to Shareholders

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Post October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(3,355,302,681)	$(518,119,525)	$(3,873,422,206)

    The differences between book and tax distributable earnings are primarily due to wash sales and partnership basis adjustments.

11. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $3,084,721,025 of unused capital losses of which $102,926,897, $2,122,142,797 and $859,651,331 expire in 2009, 2010 and 2011, respectively. In addition, $24,327,273 of the losses expiring in 2009 may be further limited as this amount was acquired in the reorganization with the Munder International NetNet Fund that occurred on May 3, 2002.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $270,581,656.

12. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

27

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNNET1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder Power Plus Fund ®
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return. In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

The Fund concentrates its investments in energy and power-related securities, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Furthermore, the power technology stocks in which the Fund invests are relatively volatile. Because the Fund tends to invest in smaller company stocks, its holdings may also be more volatile and less liquid than large company stocks. Investments by the Fund in foreign securities, which may make up the entire portfolio, involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

MUNDER POWER PLUS FUND®

Fund Manager: The Munder Power Plus Fund Team

    The Fund generated a return of 28.84% for the six months ended December 31, 2003, relative to the 17.63% return for the AMEX (American Stock Exchange) Deutsche Bank Energy Index and the 19.17% return for the Lipper universe of natural resources mutual funds.

    The Fund had strong absolute and relative returns for the six months ended December 31. Both the allocation across sectors and holdings within certain sectors contributed to the strong performance of the Fund.

    Two stocks that were among the largest contributors to the Fund’s relative return for the six months ended December 31 were Quantum Fuel Systems Technologies Worldwide, Inc. and Electric City Corp., neither of which is represented in the AMEX Deutsche Bank Energy Index. Quantum Fuel Systems Technologies provides integrated fuel systems that are designed to improve efficiency, enhance power output and reduce pollution emissions. Electric City provides products and services for electrical distribution and energy savings. Among its products are lighting control systems that reduce energy consumption.

ii

    The strong performance of the oil and gas exploration and production sector came from Ultra Petroleum Corp., an independent oil and gas company engaged in the development, production, operation, exploration and acquisition of oil and gas properties. Its operations are focused primarily in southwest Wyoming and Bohai Bay, offshore China. An underweighting in the integrated oil and gas sector was a source of relative weakness during the six-month period.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The AMEX Deutsche Bank Energy Index is an equal-weighted index of 30 widely-held companies involved in producing and providing energy products, including domestic and international oil producers, refiners and transmitters, oil equipment and drillers, and natural gas producers. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of natural resources mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

iii

[This Page Intentionally Left Blank]

iv

Munder Power Plus Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Shares		Value

COMMON STOCKS — 98.7%
Distributed Power — 22.2%
188,800	Active Power, Inc.†	$547,520
22,000	American Power Conversion Corporation†	537,900
66,900	American Superconductor Corporation†	927,234
23,900	C&D Technologies, Inc.	458,163
29,700	Cree, Inc.†	525,393
118,000	Distributed Energy Systems Corporation	337,480
954,395	Electric City Corporation**, ***, †	2,252,372
74,900	FuelCell Energy, Inc.†	973,700
52,900	Headwaters, Inc.†	1,037,898
102,400	Hydrogenics Corporation†	630,784
22,400	Infineon Technologies AG, ADR†	307,104
8,688	Intermagnetics General Corporation†	192,526
21,200	International Rectifier Corporation†	1,047,492
24,100	Itron, Inc.†	442,476
45,300	IXYS Corporation†	423,555
69,300	NEG Micon AS†	1,125,647
46,400	O2Micro International Ltd.†	1,039,360
63,700	Plug Power, Inc.†	461,825
84,700	Quanta Services, Inc.†	618,310
171,700	Quantum Fuel Systems Technologies Worldwide, Inc.†	1,380,468
171,200	UQM Technologies, Inc.†	520,448
76,300	Valence Technology, Inc.†	293,755
87,100	Vestas Wind Systems AS	1,414,775

		17,496,185

Drilling — 9.5%
12,450	ENSCO International, Inc.	338,266
48,100	Ensign Resource Service Group, Inc.	766,712
16,800	Helmerich & Payne, Inc.	469,224
114,200	Key Energy Services, Inc.†	1,177,402
30,950	Noble Corporation†	1,107,391
20,200	Rowan Companies, Inc.†	468,034
197,900	Savanna Energy Services Corporation†	1,493,036
21,200	Transocean, Inc.†	509,012
55,200	Trican Well Service Ltd.†	1,183,147

		7,512,224

See Notes to Financial Statements.

1

Munder Power Plus Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy Convergence — 1.0%
84,100	AES Corporation†	$793,904

Exploration & Production — 20.8%
16,000	Anadarko Petroleum Corporation	816,160
31,418	Apache Corporation	2,548,000
39,400	Burlington Resources, Inc.	2,181,972
27,100	Denbury Resources Inc.†	376,961
48,000	Energy Partners Ltd.†	667,200
16,700	EOG Resources, Inc.	771,039
335,200	Esprit Exploration Ltd.†	720,680
28,200	Evergreen Resources, Inc.	916,782
37,900	Kerr-McGee Corporation	1,761,971
44,000	Noble Energy, Inc.	1,954,920
56,300	Ultra Petroleum Corporation†	1,386,106
35,700	Unocal Corporation	1,314,831
41,500	Western Oil Sands, Inc.†	947,305

		16,363,927

Integrated Oil & Gas — 33.5%
25,400	Amerada Hess Corporation	1,350,518
33,200	BP Plc, ADR	1,638,420
19,600	ChevronTexaco Corporation	1,693,244
39,300	ConocoPhillips	2,576,901
13,300	Equitable Resources, Inc.	570,836
38,300	Exxon Mobil Corporation	1,570,300
13,600	Kinder Morgan, Inc.	803,760
78,500	Marathon Oil Corporation	2,597,565
45,200	Murphy Oil Corporation	2,952,012
66,000	Occidental Petroleum Corporation	2,787,840
18,500	Remington Oil & Gas Corporation†	364,265
91,500	Repsol YPF, SA, ADR	1,788,825
38,200	Royal Dutch Petroleum Company, NYR	2,001,298
21,500	Shell Canada Ltd.	1,018,977
81,700	Statoil ASA, ADR	923,210
18,500	Total SA, ADR	1,711,435

		26,349,406

Oil Service & Equipment — 7.4%
26,850	Baker Hughes, Inc.	863,496
8,600	BJ Services Company†	308,740

See Notes to Financial Statements.

2

Shares		Value

Oil Service & Equipment (Continued)
9,700	Cooper Cameron Corporation†	$452,020
58,300	Halliburton Company	1,515,800
16,200	Schlumberger Ltd.	886,464
10,400	Smith International, Inc.†	431,808
17,250	TETRA Technologies, Inc.†	418,140
19,300	Varco International, Inc.†	398,159
43,400	Willbros Group, Inc.†	521,668

		5,796,295

Refining & Marketing — 4.3%
47,800	Sunoco, Inc.	2,444,970
19,500	Valero Energy Corporation	903,630

		3,348,600

TOTAL COMMON STOCKS
(Cost $61,234,407)		77,660,541

WARRANTS — 0.6%
Distributed Power — 0.6%
300,000	Electric City Corporation, expires 12/15/07, (exercise price: $0.92)*, ***, †	402,067
75,000	Electric City Corporation, expires 4/16/08, (exercise price: $1.00)*, ***, †	97,988
19,300	UQM Technologies, Inc., expires 4/11/04, (exercise price: $5.73)***, †	78

		500,133

TOTAL WARRANTS
(Cost $126,156)		500,133

Principal
Amount

REPURCHASE AGREEMENT — 1.0%
(Cost $745,000)
$745,000	Agreement with State Street Bank and Trust Company, 0.780% dated 12/31/2003, to be repurchased at $745,032 on 01/02/2004, collateralized by $755,000 FHLB, 2.125% maturing 12/15/2004 (value $760,786)	745,000

See Notes to Financial Statements.

3

Munder Power Plus Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Value

TOTAL INVESTMENTS
(Cost $62,105,563)	100.3%	$78,905,674
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(257,936)

NET ASSETS	100.0%	$78,647,738

*	Restricted security, that is subject to restrictions on resale under federal securities laws. These securities may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Munder Power Plus Fund may not invest more than 15% of its net assets in illiquid securities including restricted securities and does not have the right to demand that such securities be registered. At December 31, 2003, these securities represent $500,055 or 0.6% of net assets.

Security	Acquisition Date	Cost

Electric City Corporation (Warrants)	12/11/02	$93,809
Electric City Corporation (Warrants)	04/14/03	32,347

**	Restricted security, that is subject to restrictions on resale under a Stock Trading Agreement. Restrictions apply at prices under $2.00 per share and are based on daily average trading volume, percentage of holding sold over a specified period and sales below the ask price. At December 31, 2003, this security was valued at $2.36 per share which represents 100% of the market value of the unrestricted common stock of the same issuer. This security represents $2,252,372 or 2.9% of net assets at December 31, 2003.

***	Fair valued security as of December 31, 2003 (see Notes to Financial Statements, Note 2).

†	Non-income producing security.

ABBREVIATIONS:

ADR — American Depositary Receipt
FHLB — Federal Home Loan Bank
NYR — New York Registered Shares

See Notes to Financial Statements.

4

At December 31, 2003 the country diversification of the Munder Power Plus Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCK:
United States	70.2%	$55,259,865
Canada	9.4	7,426,067
Cayman Islands	3.4	2,655,763
Denmark	3.2	2,540,422
Netherlands	2.5	2,001,298
Spain	2.3	1,788,825
France	2.2	1,711,435
United Kingdom	2.1	1,638,420
Norway	1.2	923,210
Netherlands Antilles	1.1	886,464
Panama	0.7	521,668
Germany	0.4	307,104

TOTAL COMMON STOCKS	98.7	77,660,541
WARRANTS	0.6	500,133
REPURCHASE AGREEMENT	1.0	745,000

TOTAL INVESTMENTS	100.3	78,905,674
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(257,936)

NET ASSETS	100.0%	$78,647,738

See Notes to Financial Statements.

5

Munder Power Plus Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$78,160,674
Repurchase agreement	745,000

Total Investments	78,905,674
Cash	693
Interest receivable	16
Dividends receivable	72,089
Receivable for investment securities sold	62,950
Receivable for Fund shares sold	79,709
Prepaid expenses and other assets	25,807

Total Assets	79,146,938

LIABILITIES:
Payable for Fund shares redeemed	315,739
Transfer agency/ record keeping fees payable	65,111
Distribution and shareholder servicing fees payable — Class A, B and C Shares	50,192
Trustees’ fees and expenses payable	21,487
Administration fees payable	8,459
Custody fees payable	5,725
Investment advisory fees payable	2,695
Shareholder servicing fees payable — Class K Shares	3
Accrued expenses and other payables	29,789

Total Liabilities	499,200

NET ASSETS	$78,647,738

Investments, at cost	$62,105,563

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(487,640)
Accumulated net realized loss on investments sold	(67,273,677)
Net unrealized appreciation of investments	16,800,334
Paid-in capital	129,608,721

$78,647,738

NET ASSETS:
Class A Shares	$23,260,989

Class B Shares	$39,322,203

Class C Shares	$15,881,497

Class K Shares	$6,999

Class Y Shares	$176,050

SHARES OUTSTANDING:
Class A Shares	2,660,580

Class B Shares	4,599,443

Class C Shares	1,856,249

Class K Shares	802

Class Y Shares	20,004

CLASS A SHARES:
Net asset value and redemption price per share	$8.74

Maximum sales charge	5.50%
Maximum offering price per share	$9.25

CLASS B SHARES:
Net asset value and offering price per share*	$8.55

CLASS C SHARES:
Net asset value and offering price per share*	$8.56

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$8.73

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$8.80

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Power Plus Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$3,582
Dividends(a)	398,910

Total Investment Income	402,492

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	26,222
Class B Shares	179,760
Class C Shares	73,297
Shareholder servicing fees:
Class K Shares	39
Investment advisory fees	269,277
Transfer agency/record keeping fees	169,113
Administration fees	51,101
Printing and mailing fees	37,371
Legal and audit fees	22,222
Custody fees	20,058
Registration and filing fees	18,958
Trustees’ fees and expenses	12,963
Other	3,898

Total Expenses	884,279
Fees waived by transfer agent	(4,108)

Net Expenses	880,171

NET INVESTMENT LOSS	(477,679)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated issuers	(428,502)
Security transactions of affiliated issuers	2,506,478
Foreign currency-related transactions	(3,749)
Net change in unrealized appreciation/(depreciation) of:
Securities	16,377,294
Foreign currency-related transactions	229

Net realized and unrealized gain on investments	18,451,750

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,974,071

(a)	Net of foreign withholding taxes of $10,539.

See Notes to Financial Statements.

8

Munder Power Plus Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment loss	$(477,679)	$(1,212,045)
Net realized gain/(loss) on investments sold	2,074,227	(42,175,532)
Net change in unrealized appreciation/(depreciation) of investments	16,377,523	30,265,899

Net increase/(decrease) in net assets resulting from operations	17,974,071	(13,121,678)
Net decrease in net assets from Fund share transactions:
Class A Shares	(2,091,762)	(9,208,461)
Class B Shares	(3,095,088)	(10,755,944)
Class C Shares	(1,553,646)	(4,564,005)
Class K Shares	(36,319)	(3,072)
Class Y Shares	(13,104)	(996,593)

Net increase/(decrease) in net assets	11,184,152	(38,649,753)
NET ASSETS:
Beginning of period	67,463,586	106,113,339

End of period	$78,647,738	$67,463,586

Accumulated net investment loss	$(487,640)	$(9,961)

See Notes to Financial Statements.

9

Munder Power Plus Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold	$2,609,980	$2,930,401
Redeemed	(4,701,742)	(12,138,862)

Net decrease	$(2,091,762)	$(9,208,461)

Class B Shares:
Sold	$1,374,833	$1,456,176
Redeemed	(4,469,921)	(12,212,120)

Net decrease	$(3,095,088)	$(10,755,944)

Class C Shares:
Sold	$797,351	$1,195,259
Redeemed	(2,350,997)	(5,759,264)

Net decrease	$(1,553,646)	$(4,564,005)

Class K Shares:
Redeemed	$(36,319)	$(3,072)

Net decrease	$(36,319)	$(3,072)

Class Y Shares:
Sold	$168,436	$330,234
Redeemed	(181,540)	(1,326,827)

Net decrease	$(13,104)	$(996,593)

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold	334,737	460,400
Redeemed	(636,099)	(2,004,484)

Net decrease	(301,362)	(1,544,084)

Class B Shares:
Sold	184,654	246,478
Redeemed	(598,456)	(2,091,205)

Net decrease	(413,802)	(1,844,727)

Class C Shares:
Sold	108,616	202,299
Redeemed	(316,957)	(984,217)

Net decrease	(208,341)	(781,918)

Class K Shares:
Redeemed	(4,500)	(533)

Net decrease	(4,500)	(533)

Class Y Shares:
Sold	22,136	54,657
Redeemed	(23,914)	(214,504)

Net decrease	(1,778)	(159,847)

See Notes to Financial Statements.

11

Munder Power Plus Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year		Period
	12/31/03(d)		Ended	Ended		Ended
	(Unaudited)		6/30/03(d)	6/30/02(d)		6/30/01

Net asset value, beginning of period	$6.79		$7.42	$9.86		$10.00

Income/(loss) from investment operations:
Net investment loss	(0.03)		(0.07)	(0.10)		(0.01)
Net realized and unrealized gain/(loss) on investments	1.98		(0.56)	(2.28)		(0.13)

Total from investment operations	1.95		(0.63)	(2.38)		(0.14)

Less distributions:
Distributions from net realized gains	—		—	(0.06)		—
Distributions from capital	—		—	(0.00	)(c)	—

Total distributions	—		—	(0.06)		—

Net asset value, end of period	$8.74		$6.79	$7.42		$9.86

Total return(b)	28.72%		(8.49)%	(24.11)%		(1.40)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$23,261		$20,107	$33,446		$59,147
Ratio of operating expenses to average net assets	1.92	%(e)	1.96%	1.76%		1.50	%(e)
Ratio of net investment loss to average net assets	(0.80	)%(e)	(1.22)%	(1.15)%		(0.41	)%(e)
Portfolio turnover rate	18%		93%	107%		36%
Ratio of operating expenses to average net assets without expense waivers	1.93	%(e)	1.97%	1.76%		1.50	%(e)

(a)	The Munder Power Plus Fund Class A Shares and Class B Shares commenced operations on March 13, 2001.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Amount represents less than $0.01 per share.

(d)	Per share numbers have been calculated using the average shares method.

(e)	Annualized.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year	Year		Period
12/31/03(d)		Ended	Ended		Ended
(Unaudited)		6/30/03(d)	6/30/02(d)		6/30/01

$6.66		$7.34	$9.83		$10.00

(0.06)		(0.12)	(0.16)		(0.02)
1.95		(0.56)	(2.27)		(0.15)

1.89		(0.68)	(2.43)		(0.17)

—		—	(0.06)		—
—		—	(0.00	)(c)	—

—		—	(0.06)		—

$8.55		$6.66	$7.34		$9.83

28.38%		(9.26)%	(24.70)%		(1.70)%

$39,322		$33,404	$50,354		$73,409
2.67	%(e)	2.71%	2.51%		2.25	%(e)
(1.55	)%(e)	(1.97)%	(1.90)%		(1.16	)%(e)
18%		93%	107%		36%
2.68	%(e)	2.72%	2.51%		2.25	%(e)

See Notes to Financial Statements.

13

Munder Power Plus Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Period
	12/31/03(d)		Ended	Ended	Ended
	(Unaudited)		6/30/03(d)	6/30/02(d)	6/30/01

Net asset value, beginning of period	$6.67		$7.35	$9.84	$10.00

Income/(loss) from investment operations:
Net investment loss	(0.06)		(0.12)	(0.16)	(0.02)
Net realized and unrealized gain/(loss) on investments	1.95		(0.56)	(2.27)	(0.14)

Total from investment operations	1.89		(0.68)	(2.43)	(0.16)

Less distributions:
Distributions from net realized gains	—		—	(0.06)	—
Distributions from capital	—		—	0.00 (c)	—

Total distributions	—		—	(0.06)	—

Net asset value, end of period	$8.56		$6.67	$7.35	$9.84

Total return(b)	28.34%		(9.25)%	(24.67)%	(1.60)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,881		$13,768	$20,917	$29,928
Ratio of operating expenses to average net assets	2.67	%(e)	2.71%	2.51%	2.25	%(e)
Ratio of net investment loss to average net assets	(1.55	)%(e)	(1.97)%	(1.90)%	(1.16	)%(e)
Portfolio turnover rate	18%		93%	107%	36%
Ratio of operating expenses to average net assets without expense waivers	2.68	%(e)	2.72%	2.51%	2.25	%(e)

(a)	Prior to the close of business on October 31, 2003, the Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on March 13, 2001, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for the Class II Shares and reflect the fees and expenses of the Class II Shares. Class K Shares and Class Y Shares commenced operations on March 13, 2001.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Amount represents less than $0.01 per share.

(d)	Per share numbers have been calculated using the average shares method.

(e)	Annualized.

See Notes to Financial Statements.

14

K Shares							Y Shares

Period Ended		Year	Year		Period		Period Ended		Year	Year		Period
12/31/03(d)		Ended	Ended		Ended		12/31/03(d)		Ended	Ended		Ended
(Unaudited)		6/30/03(d)	6/30/02(d)		6/30/01		(Unaudited)		6/30/03(d)	6/30/02(d)		6/30/01

$6.79		$7.42	$9.86		$10.00		$6.83		$7.45	$9.87		$10.00

(0.03)		(0.07)	(0.09)		(0.01)		(0.02)		(0.06)	(0.07)		(0.00	)(c)
1.97		(0.56)	(2.29)		(0.13)		1.99		(0.56)	(2.29)		(0.13)

1.94		(0.63)	(2.38)		(0.14)		1.97		(0.62)	(2.36)		(0.13)

—		—	(0.06)		—		—		—	(0.06)		—
—		—	(0.00	)(c)	—		—		—	(0.00	)(c)	—

—		—	(0.06)		—		—		—	(0.06)		—

$8.73		$6.79	$7.42		$9.86		$8.80		$6.83	$7.45		$9.87

28.57%		(8.49)%	(24.11)%		(1.40)%		28.84%		(8.32)%	(23.89)%		(1.30)%

$7		$36	$43		$62		$176		$149	$1,352		$2,039
1.92	%(e)	1.96%	1.76%		1.50	%(e)	1.67	%(e)	1.71%	1.51%		1.25	%(e)
(0.80	)%(e)	(1.22)%	(1.15)%		(0.41	)%(e)	(0.55	)%(e)	(0.97)%	(0.90)%		(0.16	)%(e)
18%		93%	107%		36%		18%		93%	107%		36%
1.93	%(e)	1.97%	1.76%		1.50	%(e)	1.68	%(e)	1.72%	1.51%		1.25	%(e)

See Notes to Financial Statements.

15

[This Page Intentionally Left Blank]

16

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Power Plus Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. As of the close of business on October 31, 2003, Class II Shares of the Fund were converted and/or reclassified as Class C Shares. Financial statements for the other Munder Funds are presented in separate reports.

    On August 11, 2003, the Board of Directors of The Munder Funds, Inc. (“MFI”) and Board of Trustees of MST approved the reorganization and redomiciliation of the Munder Power Plus Fund, a series of MFI, with and into the Fund. On October 30, 2003, the reorganization and redomiciliation was completed.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not

17

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to

18

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

19

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $4,108 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed daily and payable monthly at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder

20

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets Annual
Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $51,101 before payment of sub-administration fees and $14,613 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $10 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or

21

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $13 to Comerica Securities and $102 to Comerica Bank for shareholder services provided to Class A, Class B, Class C (including former Class II Shares) and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $12,972,073 and $18,957,922 respectively, for the period ended December 31, 2003.

22

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $18,473,706 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,673,595 and net appreciation for financial reporting purposes was $16,800,111. At December 31, 2003, aggregate cost for financial reporting purposes was $62,105,563.

6. Transactions with Affiliated Companies

    The term “affiliated company” includes companies in which the fund owns at least 5% of the company’s voting securities. At, or during the period ended December 31, 2003, the Fund held the following securities of affiliated companies:

		Purchased		Sold
	Value at					Value at	Realized
Affiliate	6/30/03	Cost	Shares	Cost	Shares	12/31/03	Gain/(Loss)

Electric City Corporation (Restricted)*	$1,098,838	—	—	$337,063	404,300	$2,252,372	$612,665
Electric City Corporation*	327,418	—	—	413,183	359,800	—	(500)
Electric City Corporation (warrants exp. 12/15/07)*	88,759	—	—	—	—	402,067	—
Electric City Corporation (warrants exp. 4/7/08)*	21,474	—	—	—	—	97,988	—
Savanna Energy Services Corporation*	2,785,206	—	—	2,113,886	1,083,100	1,493,036	1,894,313

	$4,321,695					$4,245,463	$2,506,478

*	During the period ended December 31, 2003, this security became unaffiliated.

7. Industry Concentration

    The Fund invests most of its assets in companies that are primarily engaged in non-regulated energy and power activities. As a result, the Fund is particularly vulnerable to rapid changes in technology product cycles, developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific products or services and tax and other government regulation.

8. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets

23

Munder Power Plus Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $375.

9. Distributions to Shareholders

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Post October
Loss/Capital Loss	Unrealized
Carryover	Appreciation/(Depreciation)	Total

$(67,250,079)	$(1,675,014)	$(68,925,093)

    The differences between book and tax distributable earnings are primarily due to wash sales.

10. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $42,457,276 of unused capital losses of which $6,102,755 and $36,354,521 expire in 2010 and 2011, respectively.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $24,792,803.

11. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

24

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNPP1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder Real Estate
Equity Investment Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return. In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
4	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Statements of Changes in Net Assets — Capital Stock Activity
10	Financial Highlights
15	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

The Fund concentrates its investments in real estate-related securities, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Furthermore, real estate investments are subject to special risks related to property tax rates, property values and borrower defaults. The Fund also concentrates its holdings in a small number of investments, which increases the Fund’s risk because each investment has a greater effect on performance.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

MUNDER REAL ESTATE EQUITY INVESTMENT FUND

Fund Manager: The Munder Real Estate Equity Investment Fund Team

    The Fund generated a return of 21.06% for the six months ended December 31, 2003, relative to the 20.44% return for the National Association of Real Estate Investment Trusts (NAREIT) Index (equity only) and the 19.95% median return for the Lipper universe of real estate mutual funds.

    The Fund had a strong absolute and relative return for the six months ended December 31. An overweight in regional malls, combined with strong stock selection in that sector, had the largest positive impact on the Fund’s relative return. General Growth Properties, Inc., The Mills Corporation and CBL & Associates Properties, Inc. made the largest contributions to relative performance in that sector. An underweighting of the office, apartment and manufactured homes sectors, and an overweighting of specialty properties, also boosted performance. The positive impact of these weightings was only partially offset by the lack of holdings in the self-storage sector.

    In addition to the regional mall sector, stock selection was also strong in the specialty and health care sectors of the Fund. Friedman, Billings, Ramsey Group, Inc. and Newcastle Investment Corp. made the largest contribution to relative returns in the specialty sector, while Ventas, Inc. boosted performance in the health care sector of the Fund.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The NAREIT Index

ii

(equity only) is an unmanaged index that includes all tax-qualified REITs listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ National Market System. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of real estate mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

iii

[This Page Intentionally Left Blank]

iv

Munder Real Estate Equity Investment Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Shares		Value

COMMON STOCKS — 96.9%
Apartments — 12.3%
24,675	Apartment Investment & Management Company, Class A	$851,287
67,560	Archstone-Smith Trust	1,890,329
21,459	AvalonBay Communities, Inc.	1,025,740
13,900	Camden Property Trust	615,770
92,100	Equity Residential	2,717,871
11,525	Essex Property Trust, Inc.	740,136
38,500	The Town & Country Trust	975,975

		8,817,108

Diversified — 12.0%
34,100	Crescent Real Estate Equities Company	584,133
31,000	iStar Financial, Inc.	1,205,900
48,800	Newcastle Investment Corporation	1,322,480
57,500	One Liberty Properties, Inc.	1,147,125
46,025	RAIT Investment Trust	1,178,240
51,925	Vornado Realty Trust	2,842,894
11,125	Washington Real Estate Investment Trust	324,850

		8,605,622

Healthcare — 4.2%
42,700	Health Care REIT, Inc.	1,537,200
66,400	Ventas, Inc.	1,460,800

		2,998,000

Hotels — 7.3%
68,000	Ashford Hospitality Trust†	638,520
74,400	Hersha Hospitality Trust	751,440
132,600	Highland Hospitality Corporation†	1,445,340
4,300	Hospitality Properties Trust	177,504
153,600	Host Marriott Corporation†	1,892,352
26,600	MeriStar Hospitality Corporation	173,166
4,100	Starwood Hotels & Resorts Worldwide, Inc.	147,477

		5,225,799

See Notes to Financial Statements.

1

Munder Real Estate Equity Investment Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrial — 8.4%
26,825	AMB Property Corporation	$882,006
8,250	CenterPoint Properties Trust	617,925
62,100	First Potomac Realty Trust†	1,163,754
103,300	ProLogis	3,314,897

		5,978,582

Mixed — 4.2%
43,900	Duke Realty Corporation	1,360,900
26,800	PS Business Parks, Inc.	1,105,768
22,475	Reckson Associates Realty Corporation	546,143

		3,012,811

Office — 10.5%
110,450	AmeriVest Properties, Inc.	793,031
53,375	Boston Properties, Inc.	2,572,141
19,625	CarrAmerica Realty Corporation	584,433
39,700	Corporate Office Properties Trust, Inc.	833,700
71,699	Equity Office Properties Trust	2,054,176
16,400	SL Green Realty Corporation	673,220

		7,510,701

Regional Malls — 16.9%
26,650	CBL & Associates Properties, Inc.	1,505,725
112,200	General Growth Properties, Inc.	3,113,550
75,125	Simon Property Group, Inc.	3,481,292
38,600	The Mills Corporation	1,698,400
49,000	The Rouse Company	2,303,000

		12,101,967

Shopping Centers — 15.6%
20,100	Chelsea Property Group, Inc.	1,101,681
54,900	Developers Diversified Realty Corporation	1,842,993
76,000	Equity One, Inc.	1,282,880
44,800	Heritage Property Investment Trust, Inc.	1,274,560
52,612	Kimco Realty Corporation	2,354,387
24,600	Pan Pacific Retail Properties, Inc.	1,172,190
25,000	Regency Centers Corporation	996,250
24,700	Weingarten Realty Investors	1,095,445

		11,120,386

See Notes to Financial Statements.

2

Shares		Value

Specialty — 5.5%
35,700	American Financial Realty Trust	$608,685
59,900	Correctional Properties Trust	1,725,120
70,500	Friedman, Billings, Ramsey Group, Inc.	1,627,140

		3,960,945

TOTAL COMMON STOCKS
(Cost $48,328,499)		69,331,921

PREFERRED STOCK— 1.5%
(Cost $1,000,000)
Mixed — 1.5%
20,000	Bedford Property Investors, Inc., 144A, 8.75%††, *	1,040,000

Principal
Amount

REPURCHASE AGREEMENT — 1.2%
(Cost $863,000)
$863,000	Agreement with State Street Bank and Trust Company, 0.780% dated 12/31/2003, to be repurchased at $863,037 on 01/02/2004, collateralized by $840,000 FHLB, 6.250% maturing 11/15/2004 (value $882,473)	863,000

TOTAL INVESTMENTS
(Cost $50,191,499)	99.6%	71,234,921
OTHER ASSETS AND LIABILITIES (Net)	0.4	278,340

NET ASSETS	100.0%	$71,513,261

*	Fair valued security as of December 31, 2003 (see Notes to Financial Statements, Note 2).

†	Non-income producing security.

††	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATION:

FHLB — Federal Home Loan Bank

See Notes to Financial Statements.

3

Munder Real Estate Equity Investment Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$70,371,921
Repurchase agreement	863,000

Total Investments	71,234,921
Cash	958
Interest receivable	19
Dividends receivable	351,933
Receivable for Fund shares sold	101,560
Prepaid expenses and other assets	26,862

Total Assets	71,716,253

LIABILITIES:
Payable for Fund shares redeemed	133,157
Trustees’ fees and expenses payable	18,921
Transfer agency/record keeping fees payable	10,765
Distribution and shareholder servicing fees payable — Class A, B and C Shares	9,081
Administration fees payable	7,975
Custody fees payable	1,861
Investment advisory fees payable	805
Shareholder servicing fees payable — Class K Shares	215
Accrued expenses and other payables	20,212

Total Liabilities	202,992

NET ASSETS	$71,513,261

Investments, at cost	$50,191,499

See Notes to Financial Statements.

4

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(4,984)
Accumulated net realized loss on investments sold	(4,266,990)
Net unrealized appreciation of investments	21,043,422
Paid-in capital	54,741,813

$71,513,261

NET ASSETS:
Class A Shares	$4,798,389

Class B Shares	$7,308,325

Class C Shares	$1,907,822

Class K Shares	$4,060,113

Class Y Shares	$53,438,612

SHARES OUTSTANDING:
Class A Shares	271,298

Class B Shares	414,296

Class C Shares	107,489

Class K Shares	229,973

Class Y Shares	3,019,580

CLASS A SHARES:
Net asset value and redemption price per share	$17.69

Maximum sales charge	5.50%
Maximum offering price per share	$18.72

CLASS B SHARES:
Net asset value and offering price per share*	$17.64

CLASS C SHARES:
Net asset value and offering price per share*	$17.75

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$17.65

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$17.70

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

5

Munder Real Estate Equity Investment Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$3,367
Dividends on securities of affiliated issuer	13,392
Dividends on securities of unaffiliated issuers	1,934,808

Total Investment Income	1,951,567

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	5,289
Class B Shares	32,972
Class C Shares	7,291
Shareholder servicing fees:
Class K Shares	4,585
Investment advisory fees	239,714
Administration fees	46,105
Transfer agency/record keeping fees	31,598
Legal and audit fees	20,806
Registration and filing fees	17,509
Trustees’ fees and expenses	13,200
Custody fees	10,066
Other	19,407

Total Expenses	448,542
Fees waived by transfer agent	(1,290)

Net Expenses	447,252

NET INVESTMENT INCOME	1,504,315

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions of unaffiliated issuers	1,274,970
Net change in unrealized appreciation/(depreciation) of securities	9,473,461

Net realized and unrealized gain on investments	10,748,431

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,252,746

See Notes to Financial Statements.

6

Munder Real Estate Equity Investment Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment income	$1,504,315	$2,464,019
Net realized gain on investments sold	1,274,970	2,148,436
Net change in unrealized appreciation/(depreciation) of investments	9,473,461	(804,065)

Net increase in net assets resulting from operations	12,252,746	3,808,390
Dividends to shareholders from net investment income:
Class A Shares	(96,404)	(112,756)
Class B Shares	(125,791)	(125,297)
Class C Shares	(28,743)	(34,739)
Class K Shares	(83,514)	(92,427)
Class Y Shares	(1,166,990)	(1,664,770)
Distributions to shareholders from net realized gains:
Class A Shares	—	(43,138)
Class B Shares	—	(59,056)
Class C Shares	—	(16,585)
Class K Shares	—	(34,204)
Class Y Shares	—	(582,646)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	501,213	92,566
Class B Shares	420,478	1,072,955
Class C Shares	456,650	(56,191)
Class K Shares	284,524	707,646
Class Y Shares	1,462,898	(5,882,295)

Net increase/(decrease) in net assets	13,877,067	(3,022,547)
NET ASSETS
Beginning of period	57,636,194	60,658,741

End of period	$71,513,261	$57,636,194

Accumulated distributions in excess of net investment income	$(4,984)	$(7,857)

See Notes to Financial Statements.

7

Munder Real Estate Equity Investment Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold*	$1,579,690	$5,796,866
Issued as reinvestment of dividends	67,056	101,236
Redeemed	(1,145,533)	(5,805,536)

Net increase	$501,213	$92,566

Class B Shares:
Sold	$1,513,943	$2,965,753
Issued as reinvestment of dividends	76,086	106,158
Redeemed*	(1,169,551)	(1,998,956)

Net increase	$420,478	$1,072,955

Class C Shares:
Sold	$594,865	$598,665
Issued as reinvestment of dividends	16,979	34,867
Redeemed	(155,194)	(689,723)

Net increase/(decrease)	$456,650	$(56,191)

Class K Shares:
Sold	$373,588	$746,886
Redeemed	(89,064)	(39,240)

Net increase	$284,524	$707,646

Class Y Shares:
Sold	$2,855,806	$4,478,722
Issued as reinvestment of dividends	143,756	412,813
Redeemed	(1,536,664)	(10,773,830)

Net increase/(decrease)	$1,462,898	$(5,882,295)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

8

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold*	99,855	429,789
Issued as reinvestment of dividends	4,033	7,523
Redeemed	(73,119)	(431,641)

Net increase	30,769	5,671

Class B Shares:
Sold	93,932	218,051
Issued as reinvestment of dividends	4,576	7,908
Redeemed*	(72,215)	(150,543)

Net increase	26,293	75,416

Class C Shares:
Sold	35,197	44,042
Issued as reinvestment of dividends	1,015	2,596
Redeemed	(9,370)	(51,142)

Net increase/(decrease)	26,842	(4,504)

Class K Shares:
Sold	23,276	55,707
Redeemed	(5,352)	(2,977)

Net increase	17,924	52,730

Class Y Shares:
Sold	174,420	334,464
Issued as reinvestment of dividends	8,652	30,932
Redeemed	(94,257)	(781,061)

Net increase/(decrease)	88,815	(415,665)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

9

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$14.96		$14.65	$13.22	$12.09	$12.78	$14.94

Income/(loss) from investment operations:
Net investment income	0.37		0.58	0.58	0.44	0.56	0.57
Net realized and unrealized gain/ (loss) on investments	2.73		0.39	1.52	1.30	(0.57)	(1.63)

Total from investment operations	3.10		0.97	2.10	1.74	(0.01)	(1.06)

Less distributions:
Dividends from net investment income	(0.37)		(0.48)	(0.50)	(0.43)	(0.56)	(0.60)
Distributions from net realized gains	—		—	—	—	—	(0.39)
Distributions in excess of net investment income	—		(0.18)	—	—	—	—
Distributions from capital	—		—	(0.17)	(0.18)	(0.12)	(0.11)

Total distributions	(0.37)		(0.66)	(0.67)	(0.61)	(0.68)	(1.10)

Net asset value, end of period	$17.69		$14.96	$14.65	$13.22	$12.09	$12.78

Total return(b)	20.92%		7.22%	16.52%	14.80%	0.63%	(6.66)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,798		$3,599	$3,441	$3,155	$3,730	$3,530
Ratio of operating expenses to average net assets	1.47	%(d)	1.51%	1.20%	1.30%	1.33%	1.27%
Ratio of net investment income to average net assets	4.54	%(d)	4.32%	4.33%	4.83%	4.90%	4.40%
Portfolio turnover rate	9%		19%	39%	30%	15%	22%
Ratio of operating expenses to average net assets without expense waivers	1.48	%(d)	1.51%	1.21%	1.30%	1.33%	1.27%

(a)	The Munder Real Estate Equity Investment Fund Class A Shares and Class B Shares commenced operations on September 30, 1994 and October 3, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

10

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

$14.92		$14.62	$13.19	$12.10	$12.77	$14.93

0.31		0.48	0.48	0.34	0.47	0.47
2.72		0.38	1.52	1.27	(0.54)	(1.63)

3.03		0.86	2.00	1.61	(0.07)	(1.16)

(0.31)		(0.38)	(0.40)	(0.34)	(0.48)	(0.51)
—		—	—	—	—	(0.39)
—		(0.18)	—	—	—	—
—		—	(0.17)	(0.18)	(0.12)	(0.10)

(0.31)		(0.56)	(0.57)	(0.52)	(0.60)	(1.00)

$17.64		$14.92	$14.62	$13.19	$12.10	$12.77

20.45%		6.36%	15.69%	13.67%	(0.04)%	(7.37)%

$7,308		$5,790	$4,569	$3,571	$3,291	$5,337
2.22	%(d)	2.26%	1.95%	2.05%	2.08%	2.02%
3.79	%(d)	3.57%	3.58%	4.08%	4.15%	3.70%
9%		19%	39%	30%	15%	22%
2.23	%(d)	2.26%	1.96%	2.05%	2.08%	2.02%

See Notes to Financial Statements.

11

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$15.01		$14.70	$13.26	$12.16	$12.82	$14.98

Income/(loss) from investment operations:
Net investment income	0.31		0.48	0.48	0.34	0.48	0.48
Net realized and unrealized gain/(loss) on investments	2.74		0.39	1.53	1.28	(0.54)	(1.64)

Total from investment operations	3.05		0.87	2.01	1.62	(0.06)	(1.16)

Less distributions:
Dividends from net investment income	(0.31)		(0.38)	(0.40)	(0.34)	(0.48)	(0.51)
Distributions from net realized gains	—		—	—	—	—	(0.39)
Distributions in excess of net investment income	—		(0.18)	—	—	—	—
Distributions from capital	—		—	(0.17)	(0.18)	(0.12)	(0.10)

Total distributions	(0.31)		(0.56)	(0.57)	(0.52)	(0.60)	(1.00)

Net asset value, end of period	$17.75		$15.01	$14.70	$13.26	$12.16	$12.82

Total return(b)	20.46%		6.40%	15.68%	13.68%	0.04%	(7.34)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,908		$1,211	$1,252	$938	$669	$1,251
Ratio of operating expenses to average net assets	2.22	%(d)	2.26%	1.95%	2.05%	2.08%	2.02%
Ratio of net investment income to average net assets	3.79	%(d)	3.57%	3.58%	4.08%	4.15%	3.73%
Portfolio turnover rate	9%		19%	39%	30%	15%	22%
Ratio of operating expenses to average net assets without expense waivers	2.23	%(d)	2.26%	1.96%	2.05%	2.08%	2.02%

(a)	The Munder Real Estate Equity Investment Fund Class C shares and Class K shares commenced operations on January 5, 1996 and October 3, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

12

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

$14.93		$14.63	$13.20	$12.09	$12.78	$14.94

0.37		0.58	0.58	0.43	0.56	0.58
2.72		0.38	1.52	1.29	(0.57)	(1.64)

3.09		0.96	2.10	1.72	(0.01)	(1.06)

(0.37)		(0.48)	(0.50)	(0.43)	(0.56)	(0.61)
—		—	—	—	—	(0.39)
—		(0.18)	—	—	—	—
—		—	(0.17)	(0.18)	(0.12)	(0.10)

(0.37)		(0.66)	(0.67)	(0.61)	(0.68)	(1.10)

$17.65		$14.93	$14.63	$13.20	$12.09	$12.78

20.89%		7.16%	16.55%	14.73%	0.55%	(6.66)%

$4,060		$3,166	$2,331	$1,712	$1,234	$2,277
1.47	%(d)	1.51%	1.20%	1.30%	1.33%	1.27%
4.54	%(d)	4.32%	4.33%	4.83%	4.90%	4.50%
9%		19%	39%	30%	15%	22%
1.48	%(d)	1.51%	1.21%	1.30%	1.33%	1.27%

See Notes to Financial Statements.

13

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03	6/30/02(b)	6/30/01	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$14.97		$14.66	$13.23	$12.13	$12.80	$14.95

Income/(loss) from investment operations:
Net investment income	0.39		0.62	0.61	0.47	0.59	0.60
Net realized and unrealized gain/(loss) on investments	2.73		0.38	1.52	1.28	(0.55)	(1.62)

Total from investment operations	3.12		1.00	2.13	1.75	0.04	(1.02)

Less distributions:
Dividends from net investment income	(0.39)		(0.51)	(0.53)	(0.47)	(0.59)	(0.64)
Distributions from net realized gains	—		—	—	—	—	(0.39)
Distributions in excess of net investment income	—		(0.18)	—	—	—	—
Distributions from capital	—		—	(0.17)	(0.18)	(0.12)	(0.10)

Total distributions	(0.39)		(0.69)	(0.70)	(0.65)	(0.71)	(1.13)

Net asset value, end of period	$17.70		$14.97	$14.66	$13.23	$12.13	$12.80

Total return(b)	21.06%		7.48%	16.80%	14.89%	0.96%	(6.35)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$53,439		$43,871	$49,066	$49,483	$55,645	$68,856
Ratio of operating expenses to average net assets	1.22	%(d)	1.26%	0.95%	1.05%	1.08%	1.02%
Ratio of net investment income to average net assets	4.79	%(d)	4.57%	4.58%	5.08%	5.15%	4.73%
Portfolio turnover rate	9%		19%	39%	30%	15%	22%
Ratio of operating expenses to average net assets without expense waivers	1.23	%(d)	1.26%	0.96%	1.05%	1.08%	1.02%

(a)	The Munder Real Estate Equity Investment Fund Class Y shares commenced operations on October 3, 1994.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

14

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, The Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Real Estate Equity Investment Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities for which the last quoted sale price or official close price is not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on

15

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $1,290 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the

16

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.74% of the value of its daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $46,105 before payment of sub-administration fees and $13,184 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

17

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,582 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

18

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $12 to Comerica Securities and $4,604 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $8,676,304 and $5,531,812 respectively, for the period ended December 31, 2003.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $21,497,130 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $453,708 and net appreciation for financial reporting purposes was $21,043,422. At December 31, 2003, aggregate cost for financial reporting purposes was $50,191,499.

6. Transactions with Affiliated Companies

    The term “affiliated company” includes companies under common control with the Fund. At, or during the period ended December 31, 2003, the Fund held the following security of an affiliated company:

		Purchased		Sold			Realized
	Value at					Value at	Gain/
Affiliate	6/30/03	Cost	Shares	Cost	Shares	12/31/03	(Loss)

Hersa Hospitality Trust*	$—	$642,373	74,400	$—	—	$751,440	$—

*	During the period ended December 31, 2003, this security became unaffiliated.

19

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

7. Industry Concentration

    The Fund primarily invests in equity securities of United States companies that are principally engaged in the real estate industry or that own significant real estate assets, and accordingly, is more susceptible to factors adversely affecting the U.S. real estate industry.

8. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $507.

9. Distributions to Shareholders

    During the year ended June 30, 2003, distributions of $2,765,618 were paid to shareholders from ordinary income on a tax basis. Included in the Fund’s distributions from ordinary income is $735,629 in excess of investment company taxable income, which in accordance with applicable U.S. tax law is taxable to shareholders as ordinary income distributions.

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Post October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(5,454,915)	$11,482,916	$6,028,001

    The differences between book and tax distributable earnings are primarily due to wash sales.

    For the calendar year ended December 31, 2003, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”). The Fund intends to designate up to the maximum of such dividends allowable under the Act. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

20

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

10. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $5,454,915 of unused capital losses of which $1,506,476 and $3,948,439 expire in 2008 and 2009, respectively.

11. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

21

[This Page Intentionally Left Blank]

22

[This Page Intentionally Left Blank]

23

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNREIT1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder Small Company
Growth Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return. In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

Because the Fund tends to invest in smaller company stocks, its holdings may be more volatile and less liquid than large company stocks.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

MUNDER SMALL COMPANY GROWTH FUND

Fund Manager: The Munder Small Company Growth Fund Team

    The Fund posted a return of 20.23% for the six months ended December 31, 2003, relative to the 24.48% return for the Russell 2000 Growth Index and the 22.49% return for the Lipper universe of small-cap growth mutual funds.

    The Fund posted a strong absolute return for the six months ended December 31, but lagged its Russell 2000 Growth benchmark. An underweight in the information technology and materials sectors had a negative impact on relative returns. In terms of stock selection, relative strength in the financials and health care sectors of the Fund was offset by weakness in the information technology and materials sectors.

    FPIC Insurance Group, Inc. (a provider of medical liability and other professional liability insurance) and Cash America International, Inc. (a financial services enterprise that acquires and operates pawnshops) boosted relative returns in the financials sector. Relative performance in the health care sector benefited from overweighted positions in VCA Antech, Inc. (an operator of a network of animal hospitals and veterinary diagnostic labs), Orthofix International N.V. (a provider of orthopedic devices), eResearch Technology, Inc. (a provider of services designed to streamline the clinical trials process), and Coventry Health Care, Inc. (a managed health care company).

    In the technology sector, strong performance from Alvarion, Ltd. (a leading producer of wireless networking products and broadband wireless access equipment) and Epicor Software Corporation (a provider of resource planning software for mid-sized businesses) was offset by the weak relative returns of United Online, Inc. (a provider of free and value-priced Internet access services), Varian, Inc. (a provider of scientific instruments and vacuum technologies), which was sold prior to period end due to deceleration in earnings growth, Fair Isaac Corporation (a provider of predictive modeling, decision management and consulting services) and FactSet Research Systems, Inc. (a provider of global financial and economic data). NN, Inc. (a manufacturer and

ii

supplier of precision steel balls and rollers), which was sold prior to period end due to slowed earnings growth, held back relative returns in the materials sector of the Fund.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies (the bottom 2,000 based on market capitalization of the 3,000 largest U.S. Publicly traded companies) with higher price-to-book ratios and higher forecasted growth rates. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap growth mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

iii

[This Page Intentionally Left Blank]

iv

Munder Small Company Growth Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Shares		Value

COMMON STOCKS — 95.8%
Biotechnology — 1.9%
56,100	Serologicals Corporation†	$1,043,460

Building Products — 0.3%
3,750	Trex Company, Inc.†	142,425

Commercial Banks — 3.6%
30,000	Prosperity Bancshares, Inc.	675,600
14,750	Southwest Bancorporation of Texas, Inc.	573,037
16,000	Wintrust Financial Corporation	721,600

		1,970,237

Commercial Services & Supplies — 8.1%
21,500	Bright Horizons Family Solutions, Inc.†	903,000
15,300	Corinthian Colleges, Inc.†	850,068
28,550	Education Management Corporation†	886,192
43,100	Tetra Tech, Inc.†	1,071,466
14,200	The Corporate Executive Board Company†	662,714

		4,373,440

Communications Equipment — 4.5%
65,600	Alvarion Ltd.†	757,680
9,300	Avocent Corporation†	339,636
19,500	Netopia, Inc.†	284,310
11,000	NICE Systems Ltd.†	278,850
22,300	Performance Technologies, Inc.†	317,775
58,000	Sonus Networks, Inc.†	438,480

		2,416,731

Computers & Peripherals — 3.6%
16,400	Avid Technology, Inc.†	787,200
41,000	Dot Hill Systems Corporation†	621,150
3,386	Intergraph Corporation†	80,993
31,900	Komag, Inc.†	466,697

		1,956,040

Consumer Finance — 2.1%
54,000	Cash America International, Inc.	1,143,720

Diversified Telecommunication Services — 0.6%
27,000	Talk America Holdings, Inc.†	311,040

See Notes to Financial Statements.

1

Munder Small Company Growth Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Electronic Equipment & Instruments — 2.2%
8,646	ScanSource, Inc.†	$394,431
19,800	Sypris Solutions, Inc.	332,838
28,700	TTM Technologies, Inc.†	484,456

		1,211,725

Energy Equipment & Services — 2.5%
35,100	FMC Technologies, Inc.†	817,830
43,400	Willbros Group, Inc.†	521,668

		1,339,498

Food & Staples Retailing — 1.9%
12,950	Performance Food Group Company†	468,402
16,000	United Natural Foods, Inc.†	574,560

		1,042,962

Health Care Equipment & Supplies — 4.5%
54,300	ALARIS Medical Systems, Inc.†	825,903
24,575	Orthofix International N.V.†	1,203,683
16,900	VISX, Inc.†	391,235

		2,420,821

Health Care Providers & Services — 11.8%
16,900	Coventry Health Care, Inc.†	1,089,881
29,200	eResearch Technology, Inc.†	742,264
17,750	Mid Atlantic Medical Services, Inc.†	1,150,200
26,800	MIM Corporation†	188,404
29,437	Odyssey Healthcare, Inc.†	861,327
37,725	Option Care, Inc.†	402,903
60,400	Select Medical Corporation†	983,312
31,000	VCA Antech, Inc.†	960,380

		6,378,671

Hotels, Restaurants & Leisure — 4.2%
13,800	Panera Bread Company, Class A†	545,514
36,600	Ruby Tuesday, Inc.	1,042,734
19,100	Shuffle Master, Inc.†	661,242

		2,249,490

See Notes to Financial Statements.

2

Shares		Value

Household Durables — 2.2%
7,100	The Ryland Group, Inc.	$629,344
12,100	Toro Company	561,440

		1,190,784

Information Technology Services — 4.5%
15,400	CACI International, Inc.†	748,748
103,100	Lionbridge Technologies, Inc.†	990,791
28,300	ManTech International Corporation, Class A†	706,085

		2,445,624

Insurance — 4.1%
22,435	FPIC Insurance Group, Inc.†	562,894
37,000	Scottish Re Group Ltd.	768,860
18,100	Triad Guaranty, Inc.†	911,335

		2,243,089

Internet & Catalog Retail — 2.0%
31,150	School Specialty, Inc.†	1,059,411

Internet Software & Services — 4.7%
54,700	aQuantive, Inc.†	560,675
35,300	Bankrate, Inc.†	437,014
25,500	Digital Insight Corporation†	634,950
13,300	j2 Global Communications, Inc.†	329,441
35,700	United Online, Inc.†	599,403

		2,561,483

Machinery — 2.1%
31,000	Actuant Corporation, Class A†	1,122,200

Media — 1.2%
19,800	ADVO, Inc.	628,848

Pharmaceuticals — 1.8%
34,999	SICOR, Inc.†	951,973

Road & Rail — 2.2%
25,200	Genesee & Wyoming, Inc., Class A†	793,800
11,600	Old Dominion Freight Line, Inc.	395,328

		1,189,128

Semiconductors & Semiconductor Equipment — 4.3%
15,400	ADE Corporation†	285,208
32,600	Artisan Components, Inc.†	668,300

See Notes to Financial Statements.

3

Munder Small Company Growth Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
1,800	Cabot Microelectronics Corporation†	$88,200
31,800	Conexant Systems, Inc.†	158,046
18,400	DSP Group, Inc.†	458,344
63,000	Siliconware Precision Industries Company, ADR†	324,450
38,425	White Electronic Designs Corporation†	338,140

		2,320,688

Software — 7.7%
40,300	Citadel Security Software, Inc.†	153,140
85,600	Epicor Software Corporation†	1,092,256
13,875	FactSet Research Systems, Inc.	530,164
15,062	Fair Issac Corporation	740,448
35,000	Group 1 Software, Inc.†	616,700
12,900	ILOG S.A., ADR†	158,670
4,050	Kronos, Inc.†	160,420
11,100	Magma Design Automation, Inc.†	259,074
7,800	Mentor Graphics Corporation†	113,412
33,200	Witness Systems, Inc.†	309,756

		4,134,040

Specialty Retail — 6.1%
23,350	Cost Plus, Inc.†	957,350
14,050	Hot Topic, Inc.†	413,913
16,500	O’Reilly Automotive, Inc.†	632,940
22,850	Rent-A-Center, Inc.†	682,758
71,900	The Bombay Company, Inc.†	585,266

		3,272,227

Thrifts & Mortgage Finance — 1.1%
17,200	Sterling Financial Corporation	588,756

TOTAL COMMON STOCKS
(Cost $38,060,915)		51,708,511

INVESTMENT COMPANY SECURITIES — 2.0%
(Cost $1,003,530)
9,700	iShares Russell 2000 Index Fund	1,074,760

See Notes to Financial Statements.

4

Shares		Value

WARRANTS — 0.0%
Commercial Services & Supplies — 0.0%
4,105	American Banknote Corporation, Series 1, expires 10/01/07, (exercise price: $10.00)†, **	$0
4,105	American Banknote Corporation, Series 2, expires 10/01/07, (exercise price: $12.50)†, **	0

		0

TOTAL WARRANTS
(Cost $0)		0

Principal
Amount

REPURCHASE AGREEMENT — 3.0%
(Cost $1,612,000)
$1,612,000	Agreement with State Street Bank and Trust Company, 0.780% dated on 12/31/2003, to be repurchased at $1,612,070 on 01/02/2004, collateralized by $1,645,000 FNMA, 1.500% maturing 08/15/2005 (value $1,648,529)	1,612,000

OTHER INVESTMENTS*
(Cost $7,907,108)	14.6%	7,907,108

TOTAL INVESTMENTS
(Cost $48,583,553)	115.4%	62,302,379
OTHER ASSETS AND LIABILITIES (Net)	(15.4)	(8,314,911)

NET ASSETS	100.0%	$53,987,468

*	As of December 31, 2003, the market value of the securities on loan is $7,599,528. Cash collateral received for securities loaned of $7,907,108 is invested in 7,907,108 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

**	Fair valued security as of December 31, 2003 (see Notes to Financial Statements, Note 2).

†	Non-income producing security.

ABBREVIATIONS:

ADR  — American Depositary Receipt
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

5

Munder Small Company Growth Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

At December 31, 2003 the country diversification of the Munder Small Company Growth Fund was as follows (assume United States unless otherwise indicated):

	%
	Net Assets	Value

COMMON STOCKS:
United States	88.3%	$47,694,650
Netherlands	2.3	1,203,683
Israel	1.9	1,036,530
Cayman Islands	1.4	768,860
Panama	1.0	521,668
Taiwan	0.6	324,450
France	0.3	158,670

TOTAL COMMON STOCKS	95.8	51,708,511
INVESTMENT COMPANY SECURITIES	2.0	1,074,760
WARRANTS	0.0	0
REPURCHASE AGREEMENT	3.0	1,612,000
OTHER INVESTMENTS	14.6	7,907,108

TOTAL INVESTMENTS	115.4	62,302,379
OTHER ASSETS AND LIABILITIES (Net)	(15.4)	(8,314,911)

NET ASSETS	100.0%	$53,987,468

See Notes to Financial Statements.

6

[This Page Intentionally Left Blank]

7

Munder Small Company Growth Fund

Statement of Assets and Liabilities, December 31,2003 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $7,599,528 of securities loaned)	$60,690,379
Repurchase agreement	1,612,000

Total Investments	62,302,379
Cash	963
Interest receivable	35
Dividends receivable	3,195
Receivable for Fund shares sold	104,350
Prepaid expenses and other assets	29,698

Total Assets	62,440,620

LIABILITIES:
Payable for Fund shares redeemed	320,447
Payable for securities purchased	160,435
Payable upon return of securities loaned	7,907,108
Trustees’ fees and expenses payable	19,823
Transfer agency/record keeping fees payable	11,197
Administration fees payable	6,044
Distribution and shareholder servicing fees payable — Class A, B and C Shares	4,757
Custody fees payable	1,701
Shareholder servicing fees payable — Class K Shares	1,643
Investment advisory fees payable	1,081
Accrued expenses and other payables	18,916

Total Liabilities	8,453,152

NET ASSETS	$53,987,468

Investments, at cost	$48,583,553

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(316,105)
Accumulated net realized loss on investments sold	(64,686,313)
Net unrealized appreciation of investments	13,718,826
Paid-in capital	105,271,060

$53,987,468

NET ASSETS:
Class A Shares	$6,358,717

Class B Shares	$3,003,551

Class C Shares	$1,514,666

Class K Shares	$6,327,490

Class Y Shares	$36,783,044

SHARES OUTSTANDING:
Class A Shares	511,691

Class B Shares	268,056

Class C Shares	132,947

Class K Shares	517,430

Class Y Shares	2,919,184

CLASS A SHARES:
Net asset value and redemption price per share	$12.43

Maximum sales charge	5.50%
Maximum offering price per share	$13.15

CLASS B SHARES:
Net asset value and offering price per share*	$11.20

CLASS C SHARES:
Net asset value and offering price per share*	$11.39

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$12.23

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$12.60

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Small Company Growth Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$8,071
Dividends	53,302
Securities lending	22,058

Total Investment Income	83,431

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	7,473
Class B Shares	15,037
Class C Shares	7,128
Shareholder servicing fees:
Class K Shares	8,217
Investment advisory fees	194,915
Administration fees	36,990
Transfer agency/record keeping fees	34,863
Registration and filing fees	20,891
Legal and audit fees	20,523
Trustees’ fees and expenses	13,337
Custody fees	13,222
Other	19,545

Total Expenses	392,141
Fees waived by transfer agent	(1,210)

Net Expenses	390,931

NET INVESTMENT LOSS	(307,500)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	3,956,353
Net change in unrealized appreciation/(depreciation) of securities	5,645,077

Net realized and unrealized gain on investments	9,601,430

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,293,930

See Notes to Financial Statements.

10

Munder Small Company Growth Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment loss	$(307,500)	$(543,171)
Net realized gain/(loss) on investments sold	3,956,353	(13,797,093)
Net change in unrealized appreciation/(depreciation) of investments	5,645,077	7,677,198

Net increase/ (decrease) in net assets resulting from operations	9,293,930	(6,663,066)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	252,886	(620,320)
Class B Shares	(348,545)	(1,026,084)
Class C Shares	(29,369)	(227,959)
Class K Shares	(1,048,514)	(3,026,121)
Class Y Shares	(396,034)	(3,563,025)

Net increase/(decrease) in net assets	7,724,354	(15,126,575)
NET ASSETS:
Beginning of period	46,263,114	61,389,689

End of period	$53,987,468	$46,263,114

Accumulated net investment loss	$(316,105)	$(8,605)

See Notes to Financial Statements.

11

Munder Small Company Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold*	$1,962,996	$2,224,140
Redeemed	(1,710,110)	(2,844,460)

Net increase/(decrease)	$252,886	$(620,320)

Class B Shares:
Sold	$377,025	$375,618
Redeemed*	(725,570)	(1,401,702)

Net decrease	$(348,545)	$(1,026,084)

Class C Shares:
Sold	$115,474	$154,250
Redeemed	(144,843)	(382,209)

Net decrease	$(29,369)	$(227,959)

Class K Shares:
Sold	$307,258	$491,033
Redeemed	(1,355,772)	(3,517,154)

Net decrease	$(1,048,514)	$(3,026,121)

Class Y Shares:
Sold	$747,259	$1,664,027
Redeemed	(1,143,293)	(5,227,052)

Net decrease	$(396,034)	$(3,563,025)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold*	175,169	247,521
Redeemed	(151,681)	(312,115)

Net increase/(decrease)	23,488	(64,594)

Class B Shares:
Sold	36,016	44,614
Redeemed*	(69,152)	(167,381)

Net decrease	(33,136)	(122,767)

Class C Shares:
Sold	10,552	17,415
Redeemed	(13,443)	(45,496)

Net decrease	(2,891)	(28,081)

Class K Shares:
Sold	26,319	54,067
Redeemed	(116,240)	(385,296)

Net decrease	(89,921)	(331,229)

Class Y Shares:
Sold	64,489	177,276
Redeemed	(95,610)	(575,024)

Net decrease	(31,121)	(397,748)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Small Company Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$10.35		$11.37	$15.01	$20.18	$16.53	$19.96

Income/(loss) from investment operations:
Net investment loss	(0.08)		(0.12)	(0.11)	(0.11)	(0.15)	(0.07)
Net realized and unrealized gain/ (loss) on investments	2.16		(0.90)	(3.53)	(4.09)	3.80	(2.15)

Total from investment operations	2.08		(1.02)	(3.64)	(4.20)	3.65	(2.22)

Less distributions:
Distributions from net realized gains	—		—	—	(0.44)	—	(1.21)
Distributions in excess of net realized gains	—		—	—	(0.42)	—	—
Distributions from capital	—		—	—	(0.11)	—	—

Total distributions	—		—	—	(0.97)	—	(1.21)

Net asset value, end of period	$12.43		$10.35	$11.37	$15.01	$20.18	$16.53

Total return(b)	20.10%		(9.05)%	(24.18)%	(21.39)%	22.26%	(10.92)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$6,359		$5,052	$6,288	$11,151	$16,611	$25,729
Ratio of operating expenses to average net assets	1.61	%(d)	1.64%	1.33%	1.28%	1.26%	1.22%
Ratio of net investment loss to average net assets	(1.29	)%(d)	(1.30)%	(0.91)%	(0.69)%	(0.89)%	(0.44)%
Portfolio turnover rate	54%		65%	61%	162%	158%	108%
Ratio of operating expenses to average net assets without expense waivers	1.61	%(d)	1.64%	1.33%	1.28%	1.26%	1.22%

(a)	The Munder Small Company Growth Fund Class A Shares and Class B Shares commenced operations on November 23, 1992 and April 28, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

$9.36		$10.37	$13.78	$18.75	$15.71	$19.16

(0.11)		(0.17)	(0.19)	(0.22)	(0.26)	(0.19)
1.95		(0.84)	(3.22)	(3.78)	3.30	(2.05)

1.84		(1.01)	(3.41)	(4.00)	3.04	(2.24)

—		—	—	(0.44)	—	(1.21)
—		—	—	(0.42)	—	—
—		—	—	(0.11)	—	—

—		—	—	(0.97)	—	(1.21)

$11.20		$9.36	$10.37	$13.78	$18.75	$15.71

19.76%		(9.83)%	(24.67)%	(21.88)%	19.49%	(11.55)%

$3,004		$2,821	$4,397	$6,691	$8,562	$8,745
2.36	%(d)	2.39%	2.08%	2.03%	2.01%	1.97%
(2.04	)%(d)	(2.05)%	(1.66)%	(1.44)%	(1.64)%	(1.19)%
54%		65%	61%	162%	158%	108%
2.36	%(d)	2.39%	2.08%	2.03%	2.01%	1.97%

See Notes to Financial Statements.

15

Munder Small Company Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$9.52		$10.55	$14.01	$19.07	$15.97	$19.46

Income/(loss) from investment operations:
Net investment loss	(0.11)		(0.17)	(0.19)	(0.22)	(0.26)	(0.19)
Net realized and unrealized gain/(loss) on investments	1.98		(0.86)	(3.27)	(3.87)	3.36	(2.09)

Total from investment operations	1.87		(1.03)	(3.46)	(4.09)	3.10	(2.28)

Less distributions:
Distributions from net realized gains	—		—	—	(0.44)	—	(1.21)
Distributions in excess of net realized gains	—		—	—	(0.42)	—	—
Distributions from capital	—		—	—	(0.11)	—	—

Total distributions	—		—	—	(0.97)	—	(1.21)

Net asset value, end of period	$11.39		$9.52	$10.55	$14.01	$19.07	$15.97

Total return(b)	19.64%		(9.76)%	(24.70)%	(21.95)%	19.49%	(11.58)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,515		$1,293	$1,729	$2,584	$3,352	$3,839
Ratio of operating expenses to average net assets	2.36	%(d)	2.39%	2.08%	2.03%	2.01%	1.97%
Ratio of net investment loss to average net assets	(2.04	)%(d)	(2.05)%	(1.66)%	(1.44)%	(1.64)%	(1.19)%
Portfolio turnover rate	54%		65%	61%	162%	158%	108%
Ratio of operating expenses to average net assets without expense waivers	2.36	%(d)	2.39%	2.08%	2.03%	2.01%	1.97%

(a)	The Munder Small Company Growth Fund Class C Shares and Class K Shares commenced operations on September 26, 1995 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

$10.18		$11.19	$14.75	$19.88	$16.54	$19.96

(0.07)		(0.12)	(0.11)	(0.11)	(0.15)	(0.07)
2.12		(0.89)	(3.45)	(4.05)	3.49	(2.14)

2.05		(1.01)	(3.56)	(4.16)	3.34	(2.21)

—		—	—	(0.44)	—	(1.21)
—		—	—	(0.42)	—	—
—		—	—	(0.11)	—	—

—		—	—	(0.97)	—	(1.21)

$12.23		$10.18	$11.19	$14.75	$19.88	$16.54

20.14%		(9.11)%	(24.07)%	(21.43)%	20.33%	(10.92)%

$6,327		$6,184	$10,506	$25,378	$55,092	$123,341
1.61	%(d)	1.64%	1.33%	1.28%	1.26%	1.22%
(1.29	)%(d)	(1.30)%	(0.91)%	(0.69)%	(0.89)%	(0.44)%
54%		65%	61%	162%	158%	108%
1.61	%(d)	1.64%	1.33%	1.28%	1.26%	1.22%

See Notes to Financial Statements.

17

Munder Small Company Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$10.48		$11.49	$15.11	$20.29	$16.83	$20.26

Income/(loss) from investment operations:
Net investment loss	(0.06)		(0.10)	(0.08)	(0.07)	(0.11)	(0.03)
Net realized and unrealized gain/(loss) on investments	2.18		(0.91)	(3.54)	(4.14)	3.57	(2.17)

Total from investment operations	2.12		(1.01)	(3.62)	(4.21)	3.46	(2.20)

Less distributions:
Dividends in excess of net investment income	—		—	—	—	—	(0.02)
Distributions from net realized gains	—		—	—	(0.44)	—	(1.21)
Distributions in excess of net realized gains	—		—	—	(0.42)	—	—
Distributions from capital	—		—	—	(0.11)	—	—

Total distributions	—		—	—	(0.97)	—	(1.23)

Net asset value, end of period	$12.60		$10.48	$11.49	$15.11	$20.29	$16.83

Total return(b)	20.23%		(8.79)%	(23.96)%	(21.20)%	20.63%	(10.62)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$36,783		$30,914	$38,470	$62,348	$122,547	$163,827
Ratio of operating expenses to average net assets	1.36	%(d)	1.39%	1.08%	1.03%	1.01%	0.97%
Ratio of net investment loss to average net assets	(1.04	)%(d)	(1.05)%	(0.66)%	(0.44)%	(0.64)%	(0.19)%
Portfolio turnover rate	54%		65%	61%	162%	158%	108%
Ratio of operating expenses to average net assets without expense waivers	1.36	%(d)	1.39%	1.08%	1.03%	1.01%	0.97%

(a)	The Munder Small Company Growth Fund Class Y Shares commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

18

Munder Small Company Growth Fund

Notes To Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, The Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Small Company Growth Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with

19

Munder Small Company Growth Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account

20

Munder Small Company Growth Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

balances below a specified minimum. For the period ending December 31, 2003, such waivers were $1,210 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund held less than sixty (60) days may be subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder

21

Munder Small Company Growth Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $36,990 before payment of sub-administration fees and $10,577 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,965 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $15 from commissions on sales of Class A Shares for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also

22

Munder Small Company Growth Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $388 to Comerica Securities and $8,222 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

23

Munder Small Company Growth Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $27,114,184 and $28,461,475 respectively, for the period ended December 31, 2003.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $14,598,873 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $880,047 and net appreciation for financial reporting purposes was $13,718,826. At December 31, 2003, aggregate cost for financial reporting purposes was $48,583,553.

6. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $413.

7. Distributions to Shareholders

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Post
October	Unrealized
Loss/Capital	Appreciation/
Loss Carryover	(Depreciation)	Total

$(68,149,806)	$7,580,889	$(60,568,917)

    The differences between book and tax distributable earnings are primarily due to wash sales.

24

Munder Small Company Growth Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

8. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $64,004,847 of unused capital losses of which $38,865,870 and $25,138,977 expire in 2010 and 2011, respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net losses arising between November 1, 2002 and June 30, 2003 of $4,144,959.

9. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

25

[This Page Intentionally Left Blank]

26

[This Page Intentionally Left Blank]

27

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNSCG1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder Small-Cap
Value Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return. In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

Because the Fund tends to invest in smaller company stocks, its holdings may be more volatile and less liquid than large company stocks.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

MUNDER SMALL-CAP VALUE FUND

Fund Manager: The Munder Small-Cap Value Fund Team

    The Fund earned a return of 28.28% for the six months ended December 31, 2003, relative to the 25.36% return for the Russell 2000 Value Index, the 23.69% return for the Lipper universe of small-cap value mutual funds and the 23.86% median return for the Lipper universe of small-cap core mutual funds. (Lipper includes the Fund in the small-cap core universe.)

    The Fund posted strong absolute and relative returns for the six months ended December 31. A slightly negative impact from an underweighting in the information technology sector was more than offset by strong stock selection, particularly in the consumer discretionary, financials and utilities sectors.

    In the consumer discretionary sector, two auto parts suppliers, Noble International, Ltd. and American Axle & Manufacturing Holdings, Inc., were the largest contributors to relative returns. Other strong performers in the sector included Pulte Homes, Inc. (a home builder and provider of financial services), Multimedia Games, Inc. (a technology supplier to the gaming industry) and Monaco Coach Corporation (a recreational vehicle manufacturer), which was sold in November to facilitate new purchases. New Century Financial Corporation (a specialty mortgage banking company), Newcastle Investment Corp. (a real estate investment trust), Friedman, Billings, Ramsey Group, Inc. (a company structured as a real estate investment trust and focused on real estate-related activities), and Accredited Home Lenders Holding Co. (a wholesale sub-prime mortgage lender) boosted returns in the finance sector. Strong relative performance in the utilities sector was largely due to Southwestern Energy Company (a company primarily focused on the exploration for and production of natural gas).

    The positive impact from holdings in the consumer discretionary, financials and utilities sectors was only partially offset by weaker relative returns in the materials, information technology and consumer staples sectors. NN, Inc. (a manufacturer and

ii

supplier of precision steel balls and rollers) was the largest single detractor from returns in the materials sector, while Itron, Inc. (a supplier of wireless data acquisition and communication projects for electrical, gas and water utilities) held back performance in the technology sector. Constellation Brands, Inc. (a producer, marketer and distributor of alcoholic beverages) and American Italian Pasta Company (a producer and marketer of dry pasta) were responsible for weaker relative returns in the consumer staples sector.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies (the bottom 2,000 based on market capitalization of the 3,000 largest U.S. publicly traded companies) with lower price-to-book ratios and lower forecasted growth rates. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap core mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

iii

[This Page Intentionally Left Blank]

iv

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Shares		Value

COMMON STOCKS — 98.2%
Aerospace & Defense — 2.0%
66,000	Alliant Techsystems, Inc.†	$3,812,160
32,800	Triumph Group, Inc.†	1,193,920

		5,006,080

Airlines — 1.1%
186,000	ExpressJet Holdings, Inc.†	2,790,000

Automobiles — 0.7%
33,200	Thor Industries, Inc.	1,866,504

Auto Components — 6.4%
144,000	American Axle & Manufacturing Holdings, Inc.†	5,820,480
47,400	BorgWarner, Inc.	4,032,318
25,600	China Yuchai International, Ltd.	783,360
189,700	Noble International Ltd.††	4,325,160
129,600	Spartan Motors, Inc.	1,308,960

		16,270,278

Beverages — 1.4%
110,100	Constellation Brands, Inc., Class A†	3,625,593

Biotechnology — 0.7%
141,000	Nabi Biopharmaceuticals†	1,792,110

Building Products — 0.3%
22,800	Universal Forest Products, Inc.	733,704

Capital Markets — 1.6%
23,400	Affiliated Managers Group, Inc.†	1,628,406
120,700	MCG Capital Corporation	2,353,650

		3,982,056

Chemicals — 1.4%
40,900	Minerals Technologies, Inc.	2,423,325
44,700	Spartech Corporation	1,101,408

		3,524,733

Commercial Banks — 1.1%
800	IBERIABANK Corporation	47,200
56,900	Prosperity Bancshares, Inc.	1,281,388
38,300	UCBH Holdings, Inc.	1,492,551

		2,821,139

See Notes to Financial Statements.

1

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Commercial Services & Supplies — 2.8%
193,400	Headwaters, Inc.†	$3,794,508
112,200	Right Management Consultants, Inc.†	2,093,652
21,700	Ritchie Bros. Auctioneers, Inc.	1,152,270

		7,040,430

Communications Equipment — 0.9%
150,000	Digi International, Inc.†	1,440,000
105,100	REMEC, Inc.†	883,891

		2,323,891

Computers & Peripherals — 0.4%
113,000	Cray, Inc.†	1,122,090

Containers & Packaging — 1.0%
36,900	AptarGroup, Inc.	1,439,100
42,450	Jarden Corporation†	1,160,583

		2,599,683

Electrical Equipment — 0.9%
29,900	AMETEK, Inc.	1,442,974
15,500	Franklin Electric Co., Inc.	937,595

		2,380,569

Electronic Equipment & Instruments — 1.5%
74,500	Itron, Inc.†	1,367,820
391,900	Manufacturers’ Services Ltd.†	2,382,752

		3,750,572

Energy Equipment & Services — 5.2%
112,100	FMC Technologies, Inc.†	2,611,930
109,900	Key Energy Services, Inc.†	1,133,069
91,200	Oceaneering International, Inc.†	2,553,600
75,450	Oil States International, Inc.†	1,051,773
183,300	Pason Systems, Inc.†	3,574,233
51,500	TETRA Technologies, Inc.†	1,248,360
44,200	Unit Corporation†	1,040,910

		13,213,875

Food & Staples Retailing — 0.5%
35,900	United Natural Foods, Inc.†	1,289,169

See Notes to Financial Statements.

2

Shares		Value

Food Products — 1.2%
71,000	American Italian Pasta Company, Class A†	$2,974,900

Gas Utilities — 1.7%
40,600	New Jersey Resources Corporation	1,563,506
114,900	Southwestern Energy Company†	2,746,110

		4,309,616

Health Care Equipment & Supplies — 6.7%
48,300	Matthews International Corporation, Class A	1,429,197
265,777	Merit Medical Systems, Inc.†	5,916,196
70,395	Orthofix International N.V.†	3,447,947
96,600	PolyMedica Corporation	2,541,546
51,800	Respironics, Inc.†	2,335,662
35,800	Young Innovations, Inc.	1,288,800

		16,959,348

Health Care Providers & Services — 3.5%
43,700	AMERIGROUP Corporation†	1,863,805
57,900	ICON PLC, ADR†	2,524,440
40,500	LabOne, Inc.†	1,315,035
81,200	Owens & Minor, Inc.	1,779,092
43,900	VCA Antech, Inc.†	1,360,022

		8,842,394

Hotels, Restaurants & Leisure — 3.4%
35,100	Multimedia Games, Inc.†	1,442,610
127,500	Penn National Gaming, Inc.†	2,942,700
53,550	RARE Hospitality International, Inc.†	1,308,762
99,000	Ruby Tuesday, Inc.	2,820,510

		8,514,582

Household Durables — 6.0%
45,800	Craftmade International, Inc.	1,201,792
63,700	Dominion Homes, Inc.†	1,932,021
59,600	Furniture Brands International, Inc.	1,748,068
38,000	Pulte Homes, Inc.	3,557,560
56,300	The Ryland Group, Inc.	4,990,432
90,000	WCI Communities, Inc.†	1,854,900

		15,284,773

See Notes to Financial Statements.

3

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrial Conglomerates — 1.5%
72,300	ALLETE, Inc.	$2,212,380
24,000	Carlisle Companies, Inc.	1,460,640

		3,673,020

Information Technology Services — 1.1%
55,200	CACI International, Inc.†	2,683,824

Insurance — 4.5%
57,700	Arthur J. Gallagher & Company	1,874,673
71,500	Hub International Ltd.	1,198,340
60,900	RenaissanceRe Holdings Ltd.	2,987,145
71,200	RLI Corporation	2,667,152
123,100	Scottish Re Group Ltd.	2,558,018

		11,285,328

Internet & Catalog Retail — 0.5%
40,400	School Specialty, Inc.†	1,374,004

Internet Software & Services — 1.5%
104,100	webMethods, Inc.†	952,515
96,200	Websense, Inc.†	2,812,888

		3,765,403

Machinery — 2.2%
36,000	Graco, Inc.	1,443,600
82,400	Oshkosh Truck Corporation	4,204,872

		5,648,472

Metals and Mining — 1.9%
100,400	Consol Energy, Inc.	2,600,360
180,900	NN, Inc.	2,277,531

		4,877,891

Oil & Gas — 3.3%
33,500	Cimarex Energy Company†	894,115
212,000	Denbury Resources, Inc.†	2,948,920
199,600	Golar LNG Ltd.†	2,852,284
170,700	Magnum Hunter Resources, Inc.†	1,623,357

		8,318,676

See Notes to Financial Statements.

4

Shares		Value

Real Estate — 14.5%
79,500	American Financial Realty Trust	$1,355,475
221,500	American Home Mortgage Investment Corporation	4,985,965
62,500	Anthracite Capital, Inc.	691,875
188,600	Anworth Mortgage Asset Corporation	2,627,198
140,000	Ashford Hospitality Trust, Inc.†	1,314,600
108,600	Corporate Office Properties Trust	2,280,600
130,100	Correctional Properties Trust	3,746,880
258,670	Friedman, Billings, Ramsey Group, Inc., Class A	5,970,104
239,000	Highland Hospitality Corporation†	2,605,100
170,500	Luminent Mortgage Capital, Inc.	2,404,050
141,300	Newcastle Investment Corporation	3,829,230
89,100	RAIT Investment Trust	2,280,960
62,900	The Mills Corporation	2,767,600

		36,859,637

Road & Rail — 4.0%
143,550	Genesee & Wyoming, Inc., Class A†	4,521,825
85,400	Landstar System, Inc.†	3,248,616
71,367	Old Dominion Freight Line, Inc.†	2,432,187

		10,202,628

Semiconductors & Semiconductor Equipment — 0.7%
40,100	Sigmatel, Inc.†	989,668
97,400	White Electronic Designs Corporation†	857,120

		1,846,788

Specialty Retail — 3.6%
35,600	Guitar Center, Inc.†	1,159,848
86,300	Hancock Fabrics, Inc.	1,249,624
64,250	Hibbett Sporting Goods, Inc.†	1,914,650
83,800	Party City Corporation†	1,063,422
81,000	Sonic Automotive, Inc., Class A	1,856,520
57,400	United Auto Group, Inc.	1,796,620

		9,040,684

See Notes to Financial Statements.

5

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Thrifts & Mortgage Finance — 6.5%
212,800	Accredited Home Lenders Holding Co.†	$6,511,680
30,500	Federal Agricultural Mortgage Corporation, Class C†	974,780
156,400	New Century Financial Corporation	6,204,388
59,300	Radian Group, Inc.	2,890,875

		16,581,723

TOTAL COMMON STOCKS
(Cost $173,727,199)		249,176,167

Principal
Amount

REPURCHASE AGREEMENT — 1.2%
(Cost $3,115,000)
$3,115,000	Agreement with State Street Bank and Trust Company, 0.780% dated 12/31/2003, to be repurchased at $3,115,135 on 01/02/2004, collateralized by $3,170,000 FHLB, 1.500% maturing 7/15/2005 (value $3,180,740)	3,115,000

OTHER INVESTMENTS*
(Cost $51,905,411)	20.5%	51,905,411

TOTAL INVESTMENTS
(Cost $228,747,610)	119.9%	304,196,578
OTHER ASSETS AND LIABILITIES (Net)	(19.9)	(50,418,521)

NET ASSETS	100.0%	$253,778,057

*	As of December 31, 2003, the market value of the securities on loan is $50,188,815. Cash collateral received for securities loaned of $51,905,411 is invested in 51,905,411 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

†	Non-income producing security.

††	Affiliated security.

ABBREVIATIONS:

ADR — American Depositary Receipt
FHLB — Federal Home Loan Bank

See Notes to Financial Statements.

6

At December 31, 2003 the country diversification of the Munder Small-Cap Value Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	89.9%	$228,098,129
Bermuda	2.6	6,622,789
Canada	2.3	5,924,843
Netherlands	1.4	3,447,947
Cayman Islands	1.0	2,558,019
Ireland	1.0	2,524,440

TOTAL COMMON STOCKS	98.2	249,176,167
REPURCHASE AGREEMENT	1.2	3,115,000
OTHER INVESTMENTS	20.5	51,905,411

TOTAL INVESTMENTS	119.9	304,196,578
OTHER ASSETS AND LIABILITIES (Net)	(19.9)	(50,418,521)

NET ASSETS	100.0%	$253,778,057

See Notes to Financial Statements.

7

Munder Small-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated issuers* (cost $223,853,510)	$296,756,418
Securities of affiliated issuer (cost $1,779,100)	4,325,160
Repurchase agreement (cost $3,115,000)	3,115,000

Total Investments	304,196,578
Cash	198
Foreign currency, at value	4,676
Interest receivable	67
Dividends receivable	513,952
Receivable for investment securities sold	3,235,220
Receivable for Fund shares sold	1,119,942
Prepaid expenses and other assets	33,392

Total Assets	309,104,025

LIABILITIES:
Payable for Fund shares redeemed	267,036
Payable for investment securities purchased	2,968,034
Payable upon return of securities loaned	51,905,411
Distribution and shareholder servicing fees payable — Class A, B and C Shares	61,348
Administration fees payable	28,677
Transfer agency/record keeping fees payable	26,846
Trustees’ fees and expenses payable	19,892
Shareholder servicing fees payable — Class K Shares	8,035
Investment advisory fees payable	4,724
Custody fees payable	4,564
Accrued expenses and other payables	31,401

Total Liabilities	55,325,968

NET ASSETS	$253,778,057

Foreign currency, at cost	$4,636

*	Including $50,188,815 of securities loaned.

See Notes to Financial Statements.

8

NET ASSETS consist of:
Undistributed net investment income	$273,611
Accumulated net realized loss on investments sold	(5,982,272)
Net unrealized appreciation of investments	75,449,035
Paid-in capital	184,037,683

$253,778,057

NET ASSETS:
Class A Shares	$43,075,420

Class B Shares	$42,384,117

Class C Shares	$23,587,492

Class K Shares	$41,175,914

Class Y Shares	$103,555,114

SHARES OUTSTANDING:
Class A Shares	1,996,643

Class B Shares	2,019,186

Class C Shares	1,127,066

Class K Shares	1,910,322

Class Y Shares	4,774,471

CLASS A SHARES:
Net asset value and redemption price per share	$21.57

Maximum sales charge	5.50%
Maximum offering price per share	$22.83

CLASS B SHARES:
Net asset value and offering price per share*	$20.99

CLASS C SHARES:
Net asset value and offering price per share*	$20.93

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$21.55

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$21.69

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Small-Cap Value Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$36,340
Dividends(a)	1,702,830
Securities lending	47,645

Total Investment Income	1,786,815

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	37,727
Class B Shares	173,325
Class C Shares	79,436
Shareholder servicing fees:
Class K Shares	43,115
Investment advisory fees	773,174
Administration fees	146,717
Transfer agency/record keeping fees	131,361
Custody fees	28,654
Printing and mailing fees	27,321
Registration and filing fees	24,522
Legal and audit fees	23,356
Trustees’ fees and expenses	13,359
Other	5,684

Total Expenses	1,507,751
Fees waived by transfer agent	(3,594)

Net Expenses	1,504,157

NET INVESTMENT INCOME	282,658

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
Security transactions of unaffiliated issuers	3,514,646
Options written	63,988
Foreign currency-related transactions	56
Net change in unrealized appreciation/(depreciation) of:
Securities	47,849,464
Options written	(47,588)
Foreign currency-related transactions	67

Net realized and unrealized gain on investments	51,380,633

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,663,291

(a)	Net of foreign withholding taxes of $3,606.

See Notes to Financial Statements.

10

Munder Small-Cap Value Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment income	$282,658	$194,030
Net realized gain/(loss) on investments sold	3,578,690	(9,144,190)
Net change in unrealized appreciation/(depreciation) of investments	47,801,943	11,625,652

Net increase in net assets resulting from operations	51,663,291	2,675,492
Dividends to shareholders from net investment income:
Class Y Shares	(70,081)	—
Distributions to shareholders from net realized gains:
Class A Shares	—	(101,920)
Class B Shares	—	(222,906)
Class C Shares	—	(75,959)
Class K Shares	—	(45,687)
Class Y Shares	—	(300,058)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	14,880,926	4,978,206
Class B Shares	5,301,082	(5,286,595)
Class C Shares	8,600,178	63,811
Class K Shares	6,912,904	19,026,237
Class Y Shares	605,225	31,585,227

Net increase in net assets	87,893,525	52,295,848
NET ASSETS:
Beginning of period	165,884,532	113,588,684

End of period	$253,778,057	$165,884,532

Undistributed net investment income	$273,611	$61,034

See Notes to Financial Statements.

11

Munder Small-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold*	$19,476,262	$11,571,541
Issued as reinvestment of dividends	—	83,454
Redeemed	(4,595,336)	(6,676,789)

Net increase	$14,880,926	$4,978,206

Class B Shares:
Sold	$7,952,305	$7,037,047
Issued as reinvestment of dividends	—	124,874
Redeemed*	(2,651,223)	(12,448,516)

Net increase/(decrease)	$5,301,082	$(5,286,595)

Class C Shares:
Sold	$9,605,229	$4,148,191
Issued as reinvestment of dividends	—	36,023
Redeemed	(1,005,051)	(4,120,403)

Net increase	$8,600,178	$63,811

Class K Shares:
Sold	$11,908,413	$20,903,715
Redeemed	(4,995,509)	(1,877,478)

Net increase	$6,912,904	$19,026,237

Class Y Shares:
Sold	$2,454,702	$44,850,868
Issued as reinvestment of dividends	10,740	85,239
Redeemed	(1,860,217)	(13,350,880)

Net increase	$605,225	$31,585,227

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold*	1,018,790	794,350
Issued as reinvestment of dividends	—	6,083
Redeemed	(244,811)	(471,254)

Net increase	773,979	329,179

Class B Shares:
Sold	426,266	486,979
Issued as reinvestment of dividends	—	9,262
Redeemed*	(141,195)	(890,970)

Net increase/(decrease)	285,071	(394,729)

Class C Shares:
Sold	510,905	291,982
Issued as reinvestment of dividends	—	2,680
Redeemed	(55,012)	(302,401)

Net increase/(decrease)	455,893	(7,739)

Class K Shares:
Sold	641,877	1,262,241
Redeemed	(249,628)	(129,952)

Net increase	392,249	1,132,289

Class Y Shares:
Sold	131,198	2,999,631
Issued as reinvestment of dividends	492	6,195
Redeemed	(96,854)	(923,056)

Net increase	34,836	2,082,770

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$16.84		$16.95	$16.43	$12.19	$13.10	$14.24

Income/(loss) from investment operations:
Net investment income/(loss)	0.03		0.05	0.09	0.14	0.04	0.06
Net realized and unrealized gain/(loss) on investments	4.70		(0.04)*	1.42	4.22	(0.89)	(0.86)

Total from investment operations	4.73		0.01	1.51	4.36	(0.85)	(0.80)

Less distributions:
Dividends from net investment income	—		—	(0.05)	(0.12)	(0.05)	(0.05)
Distributions in excess of net investment income	—		—	—	—	(0.01)	(0.02)
Distributions from net realized gains	—		(0.12)	(0.94)	—	—	(0.27)

Total distributions	0.00		(0.12)	(0.99)	(0.12)	(0.06)	(0.34)

Net asset value, end of period	$21.57		$16.84	$16.95	$16.43	$12.19	$13.10

Total return(b)	28.09%		0.20%	10.50%	35.89%	(6.57)%	(5.19)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$43,075		$20,593	$15,143	$7,872	$3,469	$6,015
Ratio of operating expenses to average net assets	1.38	%(e)	1.65%	1.41%	1.29%	1.31%	1.23%
Ratio of net investment income/(loss) to average net assets	0.35	%(e)	0.36%	0.56%	0.92%	0.31%	0.49%
Portfolio turnover rate	22%		70%	85%	140%	76%	69%
Ratio of operating expenses to average net assets without expense waivers	1.39	%(e)	1.66%	1.42%	1.29%	1.31%	1.23%

(a)	The Munder Small-Cap Value Fund Class A Shares and Class B Shares commenced operations on January 10, 1997 and February 11, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

*	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

$16.45		$16.68	$16.24	$12.06	$13.03	$14.19

(0.04)		(0.05)	(0.03)	0.12	(0.05)	(0.03)
4.58		(0.06)*	1.42	4.07	(0.91)	(0.84)

4.54		(0.11)	1.39	4.19	(0.96)	(0.87)

—		—	(0.01)	(0.01)	—	(0.00	)(d)
—		—	—	—	(0.01)	(0.02)
—		(0.12)	(0.94)	—	—	(0.27)

0.00		(0.12)	(0.95)	(0.01)	(0.01)	(0.29)

$20.99		$16.45	$16.68	$16.24	$12.06	$13.03

27.60%		(0.52)%	9.75%	34.80%	(7.38)%	(5.85)%

$42,384		$28,525	$35,505	$15,063	$2,741	$3,287
2.13	%(e)	2.40%	2.16%	2.04%	2.06%	1.98%
(0.40	)%(e)	(0.39)%	(0.19)%	0.17%	(0.44)%	(0.27)%
22%		70%	85%	140%	76%	69%
2.14	%(e)	2.41%	2.17%	2.04%	2.06%	1.98%

See Notes to Financial Statements.

15

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$16.40		$16.63	$16.19	$12.02	$13.00	$14.18

Income/(loss) from investment operations:
Net investment income/(loss)	(0.04)		(0.05)	(0.03)	0.13	(0.05)	(0.03)
Net realized and unrealized gain/(loss) on investments	4.57		(0.06)*	1.42	4.05	(0.92)	(0.86)

Total from investment operations	4.53		(0.11)	1.39	4.18	(0.97)	(0.89)

Less Distributions:
Dividends from net investment income	—		—	(0.01)	(0.01)	—	(0.00	)(d)
Distributions in excess of net investment income	—		—	—	—	(0.01)	(0.02)
Distributions from net realized gains	—		(0.12)	(0.94)	—	—	(0.27)

Total distributions	—		(0.12)	(0.95)	(0.01)	(0.01)	(0.29)

Net asset value, end of period	$20.93		$16.40	$16.63	$16.19	$12.02	$13.00

Total Return(b)	27.62%		(0.52)%	9.78%	34.83%	(7.47)%	(6.00)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$23,587		$11,008	$11,289	$4,772	$1,275	$1,845
Ratio of operating expenses to average net assets	2.13	%(e)	2.40%	2.16%	2.04%	2.06%	1.98%
Ratio of net investment income/(loss) to average net assets	(0.40	)%(e)	(0.39)%	(0.19)%	0.17%	(0.44)%	(0.27)%
Portfolio turnover rate	22%		70%	85%	140%	76%	69%
Ratio of operating expenses to average net assets without expense waivers	2.14	%(e)	2.41%	2.17%	2.04%	2.06%	1.98%

(a)	The Munder Small-Cap Value Fund Class C Shares and Class K Shares commenced operations on January 13, 1997 and December 31, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

*	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

$16.83		$16.93	$16.40	$12.17	$13.11	$14.25

0.03		0.05	0.09	0.18	0.04	0.05
4.69		(0.03)*	1.43	4.17	(0.92)	(0.85)

4.72		0.02	1.52	4.35	(0.88)	(0.80)

—		—	(0.05)	(0.12)	(0.06)	(0.06)
—		—	—	—	—	(0.01)
—		(0.12)	(0.94)	—	—	(0.27)

—		(0.12)	(0.99)	(0.12)	(0.06)	(0.34)

$21.55		$16.83	$16.93	$16.40	$12.17	$13.11

28.05%		0.32%	10.52%	35.87%	(6.73)%	(5.33)%

$41,176		$25,547	$6,530	$9,673	$15,571	$74,472
1.38	%(e)	1.65%	1.41%	1.29%	1.31%	1.23%
0.35	%(e)	0.36%	0.56%	0.92%	0.31%	0.45%
22%		70%	85%	140%	76%	69%
1.39	%(e)	1.66%	1.42%	1.29%	1.31%	1.23%

See Notes to Financial Statements.

17

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$16.92		$16.98	$16.44	$12.20	$13.13	$14.25

Income/(loss) from investment operations:
Net investment income	0.06		0.09	0.13	0.16	0.07	0.09
Net realized and unrealized gain/(loss) on investments	4.72		(0.03)*	1.42	4.23	(0.92)	(0.85)

Total from investment operations	4.78		0.06	1.55	4.39	(0.85)	(0.76)

Less distributions:
Dividends from net investment income	(0.01)		—	(0.07)	(0.15)	(0.08)	(0.09)
Distributions from net realized gains	—		(0.12)	(0.94)	—	—	(0.27)

Total distributions	(0.01)		(0.12)	(1.01)	(0.15)	(0.08)	(0.36)

Net asset value, end of period	$21.69		$16.92	$16.98	$16.44	$12.20	$13.13

Total return(b)	28.28%		0.50%	10.84%	36.11%	(6.45)%	(5.01)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$103,555		$80,212	$45,122	$44,955	$31,920	$59,432
Ratio of operating expenses to average net assets	1.13	%(d)	1.40%	1.16%	1.04%	1.06%	0.98%
Ratio of net investment income to average net assets	0.60	%(d)	0.61%	0.81%	1.17%	0.56%	0.72%
Portfolio turnover rate	22%		70%	85%	140%	76%	69%
Ratio of operating expenses to average net assets without expense waivers	1.14	%(d)	1.41%	1.17%	1.04%	1.06%	0.98%

(a)	The Munder Small-Cap Value Fund Class Y Shares commenced operations on December 26, 1996.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

*	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

See Notes to Financial Statements.

18

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Small-Cap Value Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. At December 31, 2003, the Class R Shares of the Fund had not commenced operations. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Equity securities, including options and depositary receipts, are generally valued at the last quoted sale price on the primary market or exchange where such securities are traded or the official close price of such exchange. Equity securities, other than depositary receipts, for which the last quoted sale price or official close price is not available are valued at the mean of the most recently quoted bid and asked prices. Depositary receipts for which the last quoted sale price is not available are valued based on the underlying security’s value and relevant exchange rate. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee

19

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Purchases and sales of investment securities and items of income and expense denominated in foreign currencies are translated on the respective dates of such transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is based on exchange rates generally determined as of the close of regular trading on the London Stock Exchange. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the

20

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange and spot contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Options: The Fund wrote call options on securities it owns for hedging purposes.

    When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option. If an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the premium received for the option. If the Fund

21

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of the closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $3,594 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Short-Term Trading (Redemption) Fees: Class A, Class B and Class C Shares of the Fund held less than sixty (60) days may be subject to a short-term trading fee equal to 2.0% of the proceeds of redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing

22

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $146,717 before payment of sub-administration fees and $41,958 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

23

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $5,842 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

24

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $39 to Comerica Securities and $43,289 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $93,989,173 and $42,308,756 respectively, for the period ended December 31, 2003.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $75,787,412 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $338,444 and net appreciation or for financial reporting purposes was $75,448,968. At December 31, 2003, aggregate cost for financial reporting purposes was $228,747,610.

    For the period ended December 31, 2003, the Fund had the following written covered call option contracts:

	Number of Contracts	Premium Amount

Beginning of period	420	$63,988
Expired during the period	(400)	(59,448)
Closed during the period	(20)	(4,540)

Balance at end of period	—	$—

25

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

6. Transactions with Affiliated Companies

    The term “affiliated company” includes companies under common control with the Fund. At December 31, 2003, the Fund held the following security of an affiliated company.

		Purchased		Sold
	Value at					Value at	Realized
Affiliate	6/30/03	Cost	Shares	Cost	Shares	12/31/03	Gain/(Loss)

Noble International, Ltd.	$1,365,435	$284,801	30,000	$—	—	$4,325,160	$—

7. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $1,192.

8. Distributions to Shareholders

    The tax character of distributions paid to shareholders during the year ended June 30, 2003 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total

June 30, 2003	$339,751	$406,779	$746,530

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Post
Undistributed	October	Unrealized
Ordinary	Loss/Capital	Appreciation/
Income	Loss Carryover	(Depreciation)	Total

$69,685	$(8,873,604)	$26,959,734	$18,155,815

    The differences between book and tax distributable earnings are primarily due to wash sales.

26

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    For the calendar year ended December 31, 2003, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”). The Fund intends to designate up to the maximum of such dividends allowable under the Act. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

9. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $1,623,601 of unused capital losses expiring in 2011.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $7,250,003.

10. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

27

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNSCV1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder Tax-Free Bond Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return.

    In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31. The municipal bond market fared somewhat better than the taxable market for the period, with the Lehman Brothers Municipal Bond Index, a yardstick for the investment grade tax-exempt bond market, posting a 1.45% return.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

The Fund concentrates its investments geographically within the state of Michigan, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Further, a portion of the Fund’s income may be subject to state, local and/or federal alternative minimum taxes.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

MUNDER TAX-FREE BOND FUND

Fund Manager: The Munder Tax-Free Bond Fund Team

    The Fund earned a return of 0.44% for the six months ended December 31, 2003, relative to the 1.51% return of its blended Lehman Brothers benchmark, which is made up of an equally weighted combination of the Lehman Brothers 10-year, 15-year and 20-year Municipal Bond Indexes, and the 1.16% median return for the Lipper universe of general municipal debt mutual funds.

    The Fund lagged its Lehman Brothers blended benchmark for the six-month period. An underweight in the revenue bond sector was a primary reason for this relative weakness. The strength in that sector was due to the outperformance of bonds backed by states’ anticipated tobacco settlement revenue. These bonds had strong returns during the six-month period, rebounding from weak relative returns in earlier months. Tobacco-revenue bonds do not have the strong fundamentals typical of the securities selected for the Fund and were therefore not held in the Fund.

    A lack of holdings in California and New York bonds during the six-month period also contributed to the Fund’s relative weakness, as neither of these states were represented in the Fund.

    As of December 31, 98.1% of the Fund’s municipal bonds and notes was invested in securities with an AAA or AA rating. Given the stronger performance of lower quality credits, this high-quality focus held back returns.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers 10-year, 15-year and 20-year Municipal Bond Indexes measure the performance of the investment-grade tax-exempt bond market with maturities ranging from 8-12 years,

ii

12-17 years and 17-22 years, respectively. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of general municipal debt mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

iii

[This Page Intentionally Left Blank]

iv

Munder Tax-Free Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES — 98.0%
Colorado — 3.9%
$2,000,000	El Paso County, Colorado, School District Number 2, GO, (FGIC Insured), 5.125% due 12/01/2021	NR	Aaa	$2,102,880

Illinois — 20.3%
1,260,000	Champaign County, Illinois, GO, Public Safety Sales Tax, (FGIC Insured), 5.400% due 01/01/2029	AAA	Aaa	1,308,560
1,500,000	Chicago, Illinois, Board of Education, (AMBAC Insured), 5.250% due 12/01/2022	AAA	Aaa	1,600,650
2,500,000	Du Page County, Illinois, GO, Stormwater Project, 5.600% due 01/01/2021	AAA	Aaa	2,872,650
2,000,000	Illinois State, GO, (MBIA Insured), 5.500% due 04/01/2025	AAA	Aaa	2,151,200
1,700,000	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	AAA	Aaa	1,842,120
1,000,000	Regional Transport Authority, Illinois, (FGIC Insured), 6.000% due 06/01/2015	AAA	Aaa	1,204,880

				10,980,060

Iowa — 3.7%
1,900,000	Cedar Rapids, Iowa, GO, Series B, 5.000% due 06/01/2015	NR	Aaa	2,024,944

Kansas — 3.3%
2,000,000	Sedgwick County, Kansas, Unified School District, GO, 3.500% due 09/01/2019	AA	Aa3	1,801,640

See Notes to Financial Statements.

1

Munder Tax-Free Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Louisiana — 2.3%
$1,100,000	Shreveport, Louisiana, (FGIC Insured), 5.000% due 02/01/2013	AAA	Aaa	$1,225,873

Michigan — 26.2%
1,500,000	Birmingham, Michigan, City School District, 5.000% due 11/01/2018	AA+	Aa1	1,574,790
840,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 5.750% due 05/01/2014	AA+	Aa1	968,377
1,000,000	East Lansing, Michigan, School District, GO, School Building & Site Development, (Q-SBLF), 5.625% due 05/01/2030	AA+	Aa1	1,069,610
1,275,000	Grand Rapids, Michigan, Building Authority, GO, (AMBAC Insured), 5.750% due 08/01/2014	AAA	Aaa	1,476,909
600,000	Grosse Pointe, Michigan, Public School Systems, GO, 4.750% due 05/01/2022	AA+	Aa2	611,616
1,135,000	Holland, Michigan, Building Authority, (AMBAC Insured), 5.000% due 10/01/2021	AAA	Aaa	1,183,805
1,625,000	Jenison, Michigan, Public Schools, (FGIC Insured), 5.250% due 05/01/2015	AAA	Aaa	1,855,718
1,000,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), Pre-refunded, 6.000% due 05/15/2010	AAA	Aaa	1,189,010
1,000,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	AAA	Aaa	1,041,330

See Notes to Financial Statements.

2

		Rating
Principal
Amount		S&P	Moody’s	Value

Michigan (Continued)
$1,000,000	Michigan State Strategic Fund Ltd, 1.320% due 06/01/2031†	A+	NR	$1,000,000
1,500,000	Rochester Community School District, Michigan, GO, (Q-SBLF), (MBIA Insured), 5.000% due 05/01/2019	AAA	Aaa	1,659,525
500,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 5.750% due 05/01/2014	AA+	Aa1	576,415

				14,207,105

North Carolina — 9.6%
2,150,000	Cary, North Carolina, GO, 5.000% due 03/01/2019	AAA	Aaa	2,308,003
2,500,000	North Carolina, Municipal Power Agency, Catawba Electric Revenue, (AMBAC Insured), ETM, 5.500% due 01/01/2013	AAA	Aaa	2,873,900

				5,181,903

Ohio — 7.4%
1,600,000	Forest Hills, Ohio, Local School District, (MBIA Insured), 6.250% due 12/01/2020	AAA	Aaa	1,802,032
2,000,000	Olentangy Local School District, Ohio, (FSA Insured), 5.625% due 12/01/2027	AAA	Aaa	2,180,420

				3,982,452

Pennsylvania — 1.8%
1,000,000	Allentown, Pennsylvania, Commercial & Industrial Development, Diocese of Allentown, 1.300% due 12/01/2029†	NR	Aa2	1,000,000

See Notes to Financial Statements.

3

Munder Tax-Free Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
South Carolina — 8.0%
$2,000,000	Anderson County, South Carolina, School District Number 002, GO, Series B, (MBIA Insured), 5.125% due 03/01/2025	AAA	Aaa	$2,066,920
1,110,000	Lexington County, South Carolina, GO, (FGIC Insured), 5.000% due 02/01/2018	AAA	Aaa	1,183,704
1,000,000	South Carolina State, State Institution, GO, Series A, 5.400% due 03/01/2019	AAA	Aaa	1,094,660

				4,345,284

Tennessee — 3.0%
1,475,000	Johnson City, Tennessee, Water & Sewer, (FGIC Insured), 4.750% due 06/01/2013	AAA	Aaa	1,622,235

Texas — 8.5%
1,140,000	Galena Park, Texas, Independent School District, GO, (PSFG), 6.625% due 08/15/2015	NR	Aaa	1,388,406
	San Antonio, Texas, Electric & Gas Revenue:
995,000	Series A, 5.000% due 02/01/2012	AA+	Aa1	1,106,748
5,000	Series A, ETM, 5.000% due 02/01/2012	AA+	Aa1	5,632
2,000,000	Texas State, GO, Refunding Water Financial Assistance, Series C, 5.000% due 08/01/2018	AA	Aa1	2,105,580

				4,606,366

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $49,163,525)				53,080,742

See Notes to Financial Statements.

4

Shares		Value

INVESTMENT COMPANY SECURITIES — 1.3%
(Cost $719,201)
719,201	Valiant Tax-Exempt Money Market Fund	$719,201

TOTAL INVESTMENTS
(Cost $49,882,726)	99.3%	53,799,943
OTHER ASSETS AND LIABILITIES (Net)	0.7	397,678

NET ASSETS	100.0%	$54,197,621

†	Variable Rate Security. The interest rate shown reflects the rate currently in effect.

ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation
AMT   — Alternative Minimum Tax
ETM   — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
MBIA  — Municipal Bond Investors Assurance
NR    — Not Rated
PSFG  — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Bond Loan Fund

At December 31, 2003 the sector diversification of the Munder Tax-Free Bond Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Insured	50.8%	$27,508,760
General Obligations	34.0	18,396,692
Pre-Refunded/ETM	7.5	4,068,542
Revenue	5.7	3,106,748

TOTAL MUNICIPAL BONDS AND NOTES	98.0	53,080,742
INVESTMENT COMPANY SECURITIES	1.3	719,201

TOTAL INVESTMENTS	99.3	53,799,943
OTHER ASSETS AND LIABILITIES (Net)	0.7	397,678

NET ASSETS	100.0%	$54,197,621

See Notes to Financial Statements.

5

Munder Tax-Free Bond Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$53,799,943
Interest receivable	637,320
Dividends receivable	793
Prepaid expenses and other assets	31,846

Total Assets	54,469,902

LIABILITIES:
Payable for Fund shares redeemed	175,764
Transfer agency/record keeping fees payable	30,050
Trustees’ fees and expenses payable	21,140
Shareholder servicing fees payable — Class K Shares	10,940
Administration fees payable	5,894
Distribution and shareholder servicing fees payable — Class A, B and C Shares	4,161
Investment advisory fees payable	2,637
Custody fees payable	2,529
Accrued expenses and other payables	19,166

Total Liabilities	272,281

NET ASSETS	$54,197,621

Investments, at cost	$49,882,726

See Notes to Financial Statements.

6

NET ASSETS consist of:
Undistributed net investment income	$7,504
Accumulated net realized gain on investments sold	1,559,406
Net unrealized appreciation of investments	3,917,217
Paid-in capital	48,713,494

$54,197,621

NET ASSETS:
Class A Shares	$5,887,021

Class B Shares	$2,415,444

Class C Shares	$798,540

Class K Shares	$44,965,994

Class Y Shares	$130,622

SHARES OUTSTANDING:
Class A Shares	575,710

Class B Shares	236,747

Class C Shares	77,892

Class K Shares	4,395,772

Class Y Shares	12,785

CLASS A SHARES:
Net asset value and redemption price per share	$10.23

Maximum sales charge	4.00%
Maximum offering price per share	$10.66

CLASS B SHARES:
Net asset value and offering price per share*	$10.20

CLASS C SHARES:
Net asset value and offering price per share*	$10.25

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.23

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.22

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”)

See Notes to Financial Statements.

7

Munder Tax-Free Bond Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$1,695,386
Dividends	7,595

Total Investment Income	1,702,981

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	6,966
Class B Shares	14,144
Class C Shares	3,103
Shareholder servicing fees:
Class K Shares	79,960
Investment advisory fees	182,961
Transfer agency/record keeping fees	56,559
Administration fees	52,088
Legal and audit fees	21,453
Registration and filing fees	20,738
Trustees’ fees and expenses	13,556
Custody fees	12,860
Other	16,528

Total Expenses	480,916
Fees waived by transfer agent	(174)

Net Expenses	480,742

NET INVESTMENT INCOME	1,222,239

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from security transactions	2,291,951
Net change in unrealized appreciation/(depreciation) of securities	(3,736,263)

Net realized and unrealized loss on investments	(1,444,312)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(222,073)

See Notes to Financial Statements.

8

Munder Tax-Free Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment income	$1,222,239	$3,329,422
Net realized gain on investments sold	2,291,951	2,252,519
Net change in unrealized appreciation/(depreciation) of securities	(3,736,263)	2,519,015

Net increase/(decrease) in net assets resulting from operations	(222,073)	8,100,956
Dividends to shareholders from net investment income:
Class A Shares	(97,433)	(175,142)
Class B Shares	(38,640)	(99,091)
Class C Shares	(8,680)	(17,550)
Class K Shares	(1,096,392)	(3,058,451)
Class Y Shares	(3,647)	(8,020)
Distributions to shareholders from net realized gains:
Class A Shares	(139,222)	(144,457)
Class B Shares	(70,334)	(108,561)
Class C Shares	(18,400)	(18,844)
Class K Shares	(1,471,858)	(2,692,710)
Class Y Shares	(4,716)	(6,119)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	1,169,892	493,237
Class B Shares	(913,301)	107,796
Class C Shares	170,076	(11,225)
Class K Shares	(30,515,588)	(23,953,927)
Class Y Shares	(89,121)	16,623

Net decrease in net assets	(33,349,437)	(21,575,485)
NET ASSETS:
Beginning of period	87,547,058	109,122,543

End of period	$54,197,621	$87,547,058

Undistributed net investment income	$7,504	$30,057

See Notes to Financial Statements.

9

Munder Tax-Free Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold*	$2,993,887	$5,334,283
Issued as reinvestment of dividends	73,372	114,812
Redeemed	(1,897,367)	(4,955,858)

Net increase	$1,169,892	$493,237

Class B Shares:
Sold	$121,840	$1,450,287
Issued as reinvestment of dividends	41,778	92,475
Redeemed*	(1,076,919)	(1,434,966)

Net increase/(decrease)	$(913,301)	$107,796

Class C Shares:
Sold	$265,455	$1,362,290
Issued as reinvestment of dividends	7,848	10,918
Redeemed	(103,227)	(1,384,433)

Net increase/(decrease)	$170,076	$(11,225)

Class K Shares:
Sold	$1,632,545	$4,122,518
Issued as reinvestment of dividends	1,553	1,681
Redeemed	(32,149,686)	(28,078,126)

Net decrease	$(30,515,588)	$(23,953,927)

Class Y Shares:
Sold	$—	$30,200
Issued as reinvestment of dividends	2,005	1,929
Redeemed	(91,126)	(15,506)

Net increase/(decrease)	$(89,121)	$16,623

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold*	291,994	507,685
Issued as reinvestment of dividends	7,145	10,916
Redeemed	(183,863)	(471,547)

Net increase	115,276	47,054

Class B Shares:
Sold	11,878	137,312
Issued as reinvestment of dividends	4,080	8,803
Redeemed*	(104,890)	(136,518)

Net increase/(decrease)	(88,932)	9,597

Class C Shares:
Sold	25,603	130,337
Issued as reinvestment of dividends	763	1,038
Redeemed	(9,869)	(132,541)

Net increase/(decrease)	16,497	(1,166)

Class K Shares:
Sold	158,346	389,535
Issued as reinvestment of dividends	151	159
Redeemed	(3,107,103)	(2,662,092)

Net decrease	(2,948,606)	(2,272,398)

Class Y Shares:
Sold	—	2,887
Issued as reinvestment of dividends	196	183
Redeemed	(8,916)	(1,456)

Net increase/(decrease)	(8,720)	1,614

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

11

Munder Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99

Net asset value, beginning of period	$10.66		$10.46	$10.28	$9.79	$10.02	$10.73

Income/(loss) from investment operations:
Net investment income	0.17		0.36	0.40	0.41	0.41	0.42
Net realized and unrealized gain/(loss) on investments	(0.14)		0.51	0.25	0.49	(0.14)	(0.32)

Total from investment operations	0.03		0.87	0.65	0.90	0.27	0.10

Less distributions:
Dividends from net investment income	(0.18)		(0.36)	(0.40)	(0.41)	(0.42)	(0.42)
Distributions from net realized gains	(0.28)		(0.31)	(0.07)	—	(0.08)	(0.39)

Total distributions	(0.46)		(0.67)	(0.47)	(0.41)	(0.50)	(0.81)

Net asset value, end of period	$10.23		$10.66	$10.46	$10.28	$9.79	$10.02

Total return(b)	0.31%		8.59%	6.48%	9.35%	2.83%	0.83%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,887		$4,907	$4,324	$2,529	$1,873	$2,336
Ratio of operating expenses to average net assets	1.28	%(d)	1.25%	0.95%	1.01%	1.00%	0.98%
Ratio of net investment income to average net assets	3.37	%(d)	3.41%	3.83%	4.05%	4.26%	3.94%
Portfolio turnover rate	6%		4%	17%	19%	6%	32%
Ratio of operating expenses to average net assets without expense waivers	1.28	%(d)	1.25%	0.95%	1.01%	1.00%	0.98%

(a)	The Munder Tax-Free Bond Fund Class A Shares and Class B Shares commenced operations on October 9, 1995 and December 6, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99

$10.63		$10.44	$10.27	$9.77	$10.02	$10.74

0.14		0.28	0.32	0.34	0.34	0.34
(0.15)		0.51	0.25	0.50	(0.16)	(0.33)

(0.01)		0.79	0.57	0.84	0.18	0.01

(0.14)		(0.29)	(0.33)	(0.34)	(0.35)	(0.34)
(0.28)		(0.31)	(0.07)	—	(0.08)	(0.39)

(0.42)		(0.60)	(0.40)	(0.34)	(0.43)	(0.73)

$10.20		$10.63	$10.44	$10.27	$9.77	$10.02

(0.06)%		7.70%	5.62%	8.66%	1.87%	(0.02)%

$2,415		$3,463	$3,300	$2,645	$964	$763
2.03	%(d)	2.00%	1.70%	1.76%	1.75%	1.73%
2.62	%(d)	2.66%	3.08%	3.30%	3.51%	3.18%
6%		4%	17%	19%	6%	32%
2.03	%(d)	2.00%	1.70%	1.76%	1.75%	1.73%

See Notes to Financial Statements.

13

Munder Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99

Net asset value, beginning of period	$10.68		$10.48	$10.31	$9.80	$10.01	$10.73

Income/(loss) from investment operations:
Net investment income	0.13		0.28	0.32	0.34	0.34	0.34
Net realized and unrealized gain/(loss) on investments	(0.14)		0.52	0.25	0.51	(0.12)	(0.33)

Total from investment operations	(0.01)		0.80	0.57	0.85	0.22	0.01

Less distributions:
Dividends from net investment income	(0.14)		(0.29)	(0.33)	(0.34)	(0.35)	(0.34)
Distributions from net realized gains	(0.28)		(0.31)	(0.07)	—	(0.08)	(0.39)

Total distributions	(0.42)		(0.60)	(0.40)	(0.34)	(0.43)	(0.73)

Net asset value, end of period	$10.25		$10.68	$10.48	$10.31	$9.80	$10.01

Total return(b)	(0.06)%		7.76%	5.60%	8.73%	2.28%	(0.03)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$799		$656	$656	$678	$207	$419
Ratio of operating expenses to average net assets	2.03	%(d)	2.00%	1.70%	1.76%	1.75%	1.73%
Ratio of net investment income to average net assets	2.62	%(d)	2.66%	3.08%	3.30%	3.51%	3.19%
Portfolio turnover rate	6%		4%	17%	19%	6%	32%
Ratio of operating expenses to average net assets without expense waivers	2.03	%(d)	2.00%	1.70%	1.76%	1.75%	1.73%

(a)	The Munder Tax-Free Bond Fund Class C Shares and Class K Shares commenced operations on July 7, 1997 and July 5, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

14

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99

$10.66		$10.46	$10.29	$9.79	$10.03	$10.74

0.18		0.36	0.40	0.41	0.41	0.42
(0.15)		0.51	0.24	0.50	(0.15)	(0.32)

0.03		0.87	0.64	0.91	0.26	0.10

(0.18)		(0.36)	(0.40)	(0.41)	(0.42)	(0.42)
(0.28)		(0.31)	(0.07)	—	(0.08)	(0.39)

(0.46)		(0.67)	(0.47)	(0.41)	(0.50)	(0.81)

$10.23		$10.66	$10.46	$10.29	$9.79	$10.03

0.31%		8.58%	6.38%	9.45%	2.73%	0.82%

$44,966		$78,292	$100,635	$122,217	$134,676	$173,863
1.28	%(d)	1.25%	0.95%	1.01%	1.00%	0.98%
3.37	%(d)	3.41%	3.83%	4.05%	4.26%	3.94%
6%		4%	17%	19%	6%	32%
1.28	%(d)	1.25%	0.95%	1.01%	1.00%	0.98%

See Notes to Financial Statements.

15

Munder Tax-Free Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99

Net asset value, beginning of period	$10.65		$10.45	$10.28	$9.78	$10.02	$10.73

Income from investment operations:
Net investment income	0.19		0.38	0.42	0.43	0.44	0.45
Net realized and unrealized gain/(loss) on investments	(0.15)		0.52	0.25	0.51	(0.16)	(0.32)

Total from investment operations	0.04		0.90	0.67	0.94	0.28	0.13

Less distributions:
Dividends from net investment income	(0.19)		(0.39)	(0.43)	(0.44)	(0.44)	(0.45)
Distributions from net realized gains	(0.28)		(0.31)	(0.07)	—	(0.08)	(0.39)

Total distributions	(0.47)		(0.70)	(0.50)	(0.44)	(0.52)	(0.84)

Net asset value, end of period	$10.22		$10.65	$10.45	$10.28	$9.78	$10.02

Total return(b)	0.44%		8.87%	6.64%	9.74%	2.98%	1.08%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$131		$229	$208	$370	$2,381	$2,827
Ratio of operating expenses to average net assets	1.03	%(d)	1.00%	0.70%	0.76%	0.75%	0.73%
Ratio of net investment income to average net assets	3.62	%(d)	3.66%	4.08%	4.30%	4.51%	4.19%
Portfolio turnover rate	6%		4%	17%	19%	6%	32%
Ratio of operating expenses to average net assets without expense waivers	1.03	% (d)	1.00%	0.70%	0.76%	0.75%	0.73%

(a)	The Munder Tax-Free Bond Fund Class Y Shares commenced operations on July 21, 1994.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

16

Munder Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, The Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Tax-Free Bond Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

17

Munder Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $174 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally

18

Munder Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $52,088 before payment of sub-administration fees and $14,893 after payment of sub-administration fees for its administrative services to the Fund. During the

19

Munder Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,905 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to

20

Munder Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $0 to Comerica Securities and $80,188 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $4,000,000 and $32,166,156 respectively, for the period ended December 31, 2003.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,917,217 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $0 and net appreciation for financial reporting purposes was $3,917,217. At December 31, 2003, aggregate cost for financial reporting purposes was $49,882,726.

6. Geographic Concentration

    The Fund may invest more than 25% of its assets in debt obligations issued by the State of Michigan and local governments in the State of Michigan, its political subdivisions, agencies and public authorities that obtain funds for various public purposes. The Fund is, therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by the Fund. The Fund holds investments that are insured by private insurers who guarantee the

21

Munder Tax-Free Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

payment of principal and interest in the event of default. At December 31, 2003, investments in these insured securities represented 50.8% of the Fund.

7. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $778.

8. Distributions to Shareholders

    The tax character of distributions paid to shareholders during the year ended June 30, 2003 was as follows:

	Tax-Exempt		Long-Term
	Income	Ordinary Income	Capital Gain	Total

June 30, 2003	$3,241,382	$199,330	$2,888,233	$6,328,945

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long-Term	Unrealized
Income	Gain	Appreciation/(Depreciation)	Total

$39,737	$972,348	$7,653,117	$8,665,202

    The differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees.

9. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

22

[This Page Intentionally Left Blank]

23

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNTFBOND1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder Tax-Free
Money Market Fund
Class A, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return.

    In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31. Money market securities saw similar results, with the three-month Treasury bill, a proxy for money market returns, generating a 0.51% return.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information on the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

1	Portfolio of Investments
22	Statement of Assets and Liabilities
24	Statement of Operations
25	Statements of Changes in Net Assets
26	Statements of Changes in Net Assets — Capital Stock Activity
28	Financial Highlights
31	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

[This Page Intentionally Left Blank]

ii

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES — 96.9%
Alabama — 1.5%
$4,000,000	Mobile, Alabama, Dock & Wharf Revenue, Refunding, Holnam, Inc. Project, Series A, (Bayerische Landesbank, LOC), 1.060% due 06/01/2032†	A-1+	VMIG1	$4,000,000

Arizona — 3.2%
3,400,000	Apache County, Arizona, Industrial Development Authority, Industrial Development Revenue, (Tucson Electric - 83C), (Society Generale, LOC), 1.150% due 12/15/2018†	A-1+	VMIG1	3,400,000
1,300,000	Arizona Health Facilities Authority Revenue, Community Behavioral Health Property (Wells Fargo Bank, N.A., LOC), 1.300% due 08/01/2025†	A-1+	NR	1,300,000
3,750,000	Pima County, Arizona Industrial Development Authority, (Tucson Electric), (Toronto Dominion, LOC), 1.150% due 12/01/2022†	A-1	VMIG1	3,749,985

				8,449,985

California — 1.3%
1,500,000	California State Department of Water Resources, Power Supply Revenue, Series C-9, (Citibank, N.A., LOC), 1.200% due 05/01/2022†	A-1+	VMIG1	1,500,000
2,000,000	Davis, California, Unified School District, Tax & Revenue Anticipation Notes, GO, 2.000% due 07/01/2004	SP-1+	NR	2,010,272

				3,510,272

See Notes to Financial Statements.

1

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Colorado — 3.2%
$1,500,000	Adams County, Colorado, Industrial Development Revenue, Clear Creek Business (Citibank LOC), 1.200% due 11/01/2008†	NR	VMIG1	$1,500,000
1,065,000	Boulder County, Colorado, Development Revenue, Humane Society, Inc. Project, (Wells Fargo Bank, N.A., LOC), 1.400% due 05/01/2020†	NR	NR	1,065,000
1,000,000	Colorado Educational & Cultural Facilities Authority Revenue, Regis Jesuit HS Project, (Wells Fargo Bank, N.A., LOC), 1.300% due 12/01/2033†	A-1+	NR	1,000,000
1,000,000	Colorado Springs, Colorado, Pikes Peak Mental Health Revenue, (Wells Fargo Bank, N.A., LOC), 1.300% due 03/15/2023†	A-1	NR	1,000,000
1,000,000	Crystal Valley, Colorado, Metropolitan District Number 1, (Wells Fargo Bank, N.A., LOC), 1.300% due 05/01/2032†	A-1+	NR	1,000,000
970,000	Denver, Colorado, Health & Hospital Authority Healthcare Revenue, Series A, (Bank One Colorado, N.A., LOC), 1.370% due 12/01/2032†	A-1	VMIG1	970,000
2,000,000	Platte River Power Authority, Colorado Electric Revenue, Subordinated Lien, Series S-1, (Morgan Guarantee Trust, SPA), 1.100% due 06/01/2018†	A-1+	VMIG1	2,000,000

				8,535,000

See Notes to Financial Statements.

2

		Rating
Principal
Amount		S&P	Moody’s	Value

Connecticut — 0.4%
$1,000,000	Connecticut State Health & Educational Facilities Revenue, Taft School, Series E, (First Union National Bank, LOC), 1.200% due 07/01/2030†	NR	VMIG1	$1,000,000

Florida — 3.6%
1,000,000	Florida Gulf Coast University Foundation, Inc., Certificates of Participation, (Wachovia Bank, LOC), 1.250% due 08/01/2032†	NR	VMIG1	1,000,000
3,000,000	Palm Beach County, Florida Revenue, Community Foundation Palm Beach Project, (Northern Trust Company, LOC), 1.150% due 07/01/2034†	A-1+	NR	3,000,000
2,500,000	Palm Beach County, Florida Revenue, GO, Norton Gallery, Inc. Project, (Northern Trust Company, LOC), 1.150% due 05/01/2025†	A-1+	NR	2,500,000
3,000,000	Pinellas County, Florida, Educational Facilities Authority Revenue, Shorecrest Preparation School Project, (SunTrust Bank, LOC), 1.100% due 07/01/2020†	NR	VMIG1	3,000,000

				9,500,000

See Notes to Financial Statements.

3

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Georgia — 3.3%
$980,000	Burke County, Georgia, Development Authority Pollution Control Revenue, Oglethorpe Power Corporation, Series A, (FGIC Insured), 1.120% due 01/01/2016†	A-1+	VMIG1	$980,000
1,365,000	Clayton County, Georgia, Housing Authority Multifamily Housing Revenue, Refunding, Huntington Woods, Series A, (FSA Insured), (Societe Generale, SPA), 1.250% due 01/01/2021†	A-1+	VMIG1	1,365,000
2,000,000	Cobb County, Georgia, Development Authority Revenue, North Cobb Christian School, Series A, 1.270% due 03/01/2015†	NR	Aa2	2,000,000
900,000	De Kalb Private Hospital Authority Revenue, Anticipation Certificates, ESR Children’s Health, Series A (SunTrust Bank, LOC), 1.100% due 12/01/2028†	NR	VMIG1	900,000
1,000,000	Georgia State, Refunding, GO, Series A, 6.000% due 03/01/2004	AAA	Aaa	1,008,137
2,500,000	Henry County, Georgia School District, GO, 4.500% due 04/01/2004	AAA	Aaa	2,521,569

				8,774,706

See Notes to Financial Statements.

4

		Rating
Principal
Amount		S&P	Moody’s	Value

Illinois — 10.0%
$1,600,000	Chicago, Illinois, GO, (FGIC Insured), 5.375% due 01/01/2013, Pre-refunded 01/01/2004	AAA	Aaa	$1,632,000
3,500,000	Illinois Development Finance Authority Revenue, Adjusted World Communications, Inc., (Lasalle Bank, N.A., LOC), 1.150% due 08/01/2015†	NR	VMIG1	3,500,000
2,225,000	Illinois Development Finance Authority, Industrial Revenue, Tajon Warehouse, Series B, (Bank of Kentucky, LOC), 1.330% due 01/01/2010†	A-1	NR	2,225,000
	Illinois Educational Facilities Authority Revenues:
1,100,000	Adjusted Chicago Children’s Museum, (Bank One, N.A., LOC), 1.200% due 02/01/2028†	A-1	VMIG1	1,100,000
1,700,000	Field Museum National History, (Northern Trust Company, LOC), 1.150% due 11/01/2025†	NR	VMIG1	1,700,000
4,470,000	Illinois Health Facilities Authority, Advocate Health Care, Series B, (Multiple LOC’s), 1.180% due 08/15/2022†	A-1	VMIG1	4,470,000
2,000,000	Illinois Health Facilities Authority Revenue, Southern Illinois Healthcare Inc., (Firstar Bank, LOC), 1.150% due 03/01/2031†	NR	VMIG1	2,000,000

See Notes to Financial Statements.

5

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Illinois (Continued)
$2,000,000	Illinois State Toll Highway Authority, Toll Highway Priority Revenue, Refunding, Series B, (MBIA Insured), (Societe Generale, LOC), 1.070% due 01/01/2010†	A-1+	VMIG1	$2,000,000
1,000,000	Regional Transnational Authority, Illinois, Series A, (AMBAC Insured), 6.000% due 06/01/2009, Pre-refunded 06/01/2004	AAA	Aaa	1,040,475
1,600,000	Schaumburg, Illinois, GO, Series A, (Northern Trust Company, SPA), 1.270% due 12/01/2013†	A-1†	VMIG1	1,600,000
2,600,000	Warren County, Illinois Revenue, Community Medical Center Western Illinois, (Wells Fargo Bank, N.A., LOC), 1.400% due 12/01/2013†	NR	NR	2,600,000
2,810,000	West Chicago, Illinois, Industrial Development Revenue, Refunding, Liquid Container Project, (Bank of America, LOC), 1.300% due 03/01/2015†	NR	Aa1	2,810,000

				26,677,475

See Notes to Financial Statements.

6

		Rating
Principal
Amount		S&P	Moody’s	Value

Indiana — 4.0%
$1,600,000	Franklin County, Indiana, Economic Development Revenue, Sisters St. Francis Project, (Banc One, LOC), 1.200% due 12/01/2018†	A-1	NR	$1,600,000
3,000,000	Indiana Health Facility Financing Authority Hospital Revenue, Clarian Health Obligation Group, Series C, (Westdeutsche Landesbank, SPA), 1.100% due 03/01/2030†	A-1+	VMIG1	3,000,000
3,000,000	Indiana Municipal Power Supply Systems Revenue, Refunding, Series A, (Toronto-Dominion Bank, LOC), 1.100% due 01/01/2018†	A-1+	VMIG1	3,000,000
3,000,000	Indiana, Bond Bank Revenue, 1.250% due 04/15/2004	SP-1+	MIG1	3,002,727

				10,602,727

Iowa — 1.4%
1,180,000	Iowa Finance Authority Child Services Revenue, Childserve Project, Series B, (Wells Fargo Bank, N.A., LOC), 1.400% due 06/01/2017†	NR	NR	1,180,000
1,500,000	Iowa Higher Education Loan Authority Revenue, Private College Facility, (Lasalle Bank, N.A., LOC), 1.320% due 11/01/2032†	A-1	NR	1,500,000
1,050,000	West Des Moines, Iowa, GO, Refunding Capital Loan Notes, Series E, 2.000% due 06/01/2004	AA+	Aa1	1,054,394

				3,734,394

See Notes to Financial Statements.

7

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Kansas — 0.4%
$1,000,000	Wamego, Kansas Pollution Control Revenue, Refunding, Utilicorp United Inc. Project, (Bank One Chicago, N.A., LOC), 1.200% due 03/01/2026†	A-1	P-1	$1,000,000

Kentucky — 2.1%
1,680,000	Covington, Kentucky, Industrial Building Revenue, Baptist Convalescent Project, (Fifth Third Bank, LOC), 1.280% due 04/01/2019†	NR	NR	1,680,000
2,960,000	Jeffersontown, Kentucky, Lease Program Revenue, Kentucky League Of Cities Funding Trust, (Firstar Bank, LOC), 1.150% due 03/01/2030†	NR	VMIG1	2,960,000
1,000,000	Newport, Kentucky, Lease Program Revenue, Kentucky League of Cities Funding Trust, (U.S. Bank, N.A., LOC), 1.300% due 04/01/2032†	NR	VMIG1	1,000,000

				5,640,000

Louisiana — 0.4%
1,000,000	St. Tammany Parish Wide School District Number 12, Louisiana, GO, (FSA Insured), 4.000% due 04/01/2004	AAA	Aaa	1,007,500

Maryland — 1.1%
3,000,000	Montgomery County, Maryland, Bond Anticipation Notes, TECP, (Westdeutsche Landesbank Girozentrale, LOC), 0.900% due 01/14/2004	A-1+	P-1	3,000,000

See Notes to Financial Statements.

8

		Rating
Principal
Amount		S&P	Moody’s	Value

Massachusetts — 2.0%
	Massachusetts State:
$3,000,000	Consolidated Loan, GO, Series C, 7.000% due 11/01/2014, Pre-refunded 11/01/2004	AAA	Aaa	$3,176,021
2,000,000	Refunding, Series C, GO, 4.000% due 12/01/2004	AA-	Aa2	2,052,517

				5,228,538

Michigan — 4.1%
5,500,000	Kalamazoo County, Michigan, Economic Development Revenue, (Old Kent Bank, LOC), 1.350% due 09/01/2015†	NR	NR	5,500,000
1,915,000	Michigan State Hospital Finance Authority Revenue, Chelsea Community Hospital, (National City Bank, LOC), 1.320% due 05/15/2031†	A-1	NR	1,915,000
	Michigan State Strategic Fund Limited Obligation Revenue:
1,635,000	Refunding, Goodwill Industrial Project, (Fifth Third Bank, N.A., LOC), 1.300% due 02/01/2027†	NR	NR	1,635,000
2,000,000	Roeper School Project, (Standard Federal Bank, LOC), 1.270% due 05/01/2032†	A-1	NR	2,000,000

				11,050,000

See Notes to Financial Statements.

9

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Minnesota — 2.6%
$3,000,000	City of Rochester, Minnesota, Series 2000-B, TECP, 1.050% due 01/08/2004	NR	NR	$3,000,000
1,300,000	Ely, Minnesota, YMCA Greater St. Paul Project, (Wells Fargo Bank, N.A., LOC), 1.280% due 12/01/2012†	NR	NR	1,300,000
500,000	Minneapolis, Minnesota Revenue, Childrens Theatre Project, (Wells Fargo Bank, N.A., LOC), 1.250% due 10/01/2033†	A-1+	NR	500,000
1,000,000	Minnesota State Higher Educational Facilities Authority Revenue, William Mitchell, Five S, U.S. Bank, N.A., LOC), 1.300% due 10/01/2033†	NR	VMIG1	1,000,000
1,000,000	St. Paul, Minnesota, Capital Improvement, GO, Capital Improvement, Series A, 2.000% due 03/01/2004	AAA	Aa2	1,001,440

				6,801,440

Mississippi — 1.5%
4,000,000	Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series 1, (Westdeutsche Landesbank, SPA), 1.250% due 05/15/2030†	A-1+	VMIG1	4,000,000

Missouri — 0.4%
1,000,000	Missouri State, GO, Fourth State Building, Series A, 6.000% due 08/01/2004	AAA	Aaa	1,029,094

See Notes to Financial Statements.

10

		Rating
Principal
Amount		S&P	Moody’s	Value

Nevada — 1.5%
$2,000,000	Clark County, Nevada, Flood Control, TECP, 0.950% due 01/22/2004	NR	NR	$2,000,000
2,000,000	Henderson, Nevada, GO, Refunding, Building, Series A, (FSA Insured), 2.000% due 06/01/2004	AAA	Aaa	2,009,410

				4,009,410

New Jersey — 3.4%
3,000,000	New Jersey Economic Development Authority Revenue, First Mtg, Presbyterian C, (BNP Paribas, LOC), 1.250% due 11/01/2011†	A-1+	NR	3,000,000
3,100,000	New Jersey State Turnpike Authority, Turnpike Revenue, Adjusted, Series D, (FGIC Insured), (Societe Generale, LOC), 1.070% due 01/01/2018†	A-1+	VMIG1	3,100,000
3,000,000	Woodbridge Township, New Jersey, GO, Bond Anticipation Notes, 1.400% due 07/08/2004	NR	MIG1	3,007,161

				9,107,161

New Mexico — 0.4%
1,000,000	Albuquerque, New Mexico, Educational Facilities Revenue, Albuquerque Academy Project, (Bank of America, N.A., SPA), 1.200% due 10/15/2016†	AA	VMIG1	1,000,000

See Notes to Financial Statements.

11

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
New York — 1.0%
$1,900,000	New York, New York, GO,
	Adjusted Subseries A-4, (Bayerische Landesbank, LOC), 1.300% due 08/01/2022†	A-1+	VMIG1	$1,900,000
860,000	New York, New York, Revenue, Variable Series B, (MBIA Insured), 1.270% due 08/15/2004†	A-1	VMIG1	860,000

				2,760,000

North Carolina — 2.7%
1,400,000	Forsyth County, North Carolina, GO, Public Improvement, Series B, 4.400% due 03/01/2004	AAA	Aaa	1,407,839
1,235,000	Gastonia, North Carolina, Utilities Systems Revenue, (MBIA Insured), 6.100% due 05/01/2019, Pre-refunded 05/01/2004	AAA	Aaa	1,280,463
1,040,000	Greensboro, North Carolina, Public Improvement, 1.150% due 04/01/2019†	A-1+	VMIG1	1,040,000
1,730,000	North Carolina Medical Care Community Health Care Facilities Revenue, Rutherford Hospital, Inc. Project (Branch Banking & Trust, LOC), 1.270% due 09/01/2021†	NR	VMIG1	1,730,000
1,840,000	North Carolina Medical Care Community Hospital Revenue, J. Arthur Dosher Memorial Hospital, (Branch Banking & Trust, LOC), 1.270% due 05/01/2018†	A-1	NR	1,840,000

				7,298,302

See Notes to Financial Statements.

12

		Rating
Principal
Amount		S&P	Moody’s	Value

Ohio — 7.1%
	Cincinnati, Ohio, City School District, GO:
$2,000,000	Bond Anticipation Notes, 1.300% due 01/20/2004	SP-1+	MIG1	$2,000,438
2,000,000	Bond Anticipation Notes, 1.650% due 09/10/2004	NR	MIG1	2,007,491
2,000,000	Cuyahoga Falls, Ohio, GO, Notes, 2.000% due 12/16/2004	NR	MIG1	2,016,025
4,520,000	Franklin County, Ohio, Hospital Revenue, US Health Corporation, Series A, (Morgan Guarantee, LOC), 1.180% due 12/01/2021†	NR	VMIG1	4,520,000
3,000,000	Kettering, Ohio, City School District, GO, Bond Anticipation Notes, 2.000% due 01/16/2004	SP-1+	MIG1	3,000,943
2,000,000	Mahoning County, Ohio, Housing Revenue, Youngstown State University Project, (Bank One, N.A., LOC), 1.250% due 02/01/2033†	NR	VMIG1	2,000,000
1,000,000	Middleburg Heights, Ohio, Hospital Revenue, Southwest General Health, (Keybank, N.A., LOC), 1.320% due 08/15/2022†	A-1+	NR	1,000,000
2,370,000	Montgomery County, Ohio, Society Saint Vincent DePaul, (National City Bank, LOC), 1.320% due 12/01/2010†	A-1	NR	2,370,000

				18,914,897

See Notes to Financial Statements.

13

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Oklahoma — 0.5%
$1,215,000	Tulsa County, Oklahoma, Independent School District Number 5 Jenks, GO, 4.750% due 07/01/2004	NR	Aa3	$1,237,166

Oregon — 1.3%
3,500,000	Oregon State Health Housing Educational & Cultural Facilities Authority, (Adjusted Assumption Village Project Series A), (Keybank, N.A., LOC), 1.300% due 03/01/2033†	NR	VMIG1	3,500,000

Pennsylvania — 5.5%
2,700,000	Allegheny County, Pennsylvania, Redevelopment Authority, Brentwood Towne Square Project, Series A (National City Bank, LOC), 1.350% due 11/01/2019†	NR	NR	2,700,000
1,200,000	Allentown, Pennsylvania, Commercial & Industrial Development, Diocese of Allentown, (First Union National Bank, LOC), 1.300% due 12/01/2029†	NR	Aa2	1,200,000
1,000,000	Bucks County, Pennsylvania, GO, 5.150% due 05/01/2004	AA	Aa2	1,013,700
1,485,000	Chester County, Pennsylvania, Health & Educational Facilities Authority Revenue, Barclay Friends Project, Series A, 1.100% due 08/01/2025†	A-1	VMIG1	1,485,000

See Notes to Financial Statements.

14

		Rating
Principal
Amount		S&P	Moody’s	Value

Pennsylvania (Continued)
$1,500,000	Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government Revenue, Mode 1, (Toronto Dominion Bank, LOC), 1.100% due 08/01/2016†	A-1	VMIG1	$1,500,000
2,400,000	Erie County, Pennsylvania, Hospital Authority Revenue, Hamot Health Foundation, (AMBAC Insured), (National City Bank PA, SPA), 1.300% due 05/15/2020†	AAA	VMIG1	2,400,000
4,305,000	Washington County, Pennsylvania, Authority Lease Revenue, Higher Education Pooled Equipment Lease, (First Union National Bank, LOC), 1.280% due 11/01/2005†	NR	VMIG1	4,305,000

				14,603,700

Tennessee — 7.1%
2,325,000	Memphis, Tennessee, GO, General Improvement, 3.000% due 05/01/2004	AA	Aa2	2,341,294
	Shelby County, Tennessee, Health & Educational & Housing Facilities Board Revenue:
3,000,000	Baptist Memorial Hospital Project, TECP, (Bank of America, LOC), 1.100% due 01/20/2004	A-1+	P-1	3,000,000
6,135,000	Refunding, Multifamily Housing-Wyndridge, (Credit Suisse, LOC), 1.190% due 11/01/2019†	A-1	NR	6,135,000
	Tennessee State, GO:
1,500,000	Refunding Series A, 5.000% due 05/01/2004	AA	Aa2	1,519,925

See Notes to Financial Statements.

15

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Tennessee (Continued)
$1,400,000	Tennessee State, GO: Series A, 5.650% due 03/01/2012, Pre-refunded 03/01/2004	AA	Aa2	$1,431,267
3,000,000	Tennessee State, TECP, Series 1997, 0.900% due 01/05/2004	A-1+	P-1	3,000,000
1,500,000	Wilson County, Tennessee, GO, Refunding, 3.000% due 04/01/2004	NR	Aa3	1,506,937

				18,934,423

Texas — 7.8%
1,000,000	Alief, Texas, Independent School District, GO, (PSFG), 7.000% due 02/15/2004	AAA	Aaa	1,007,187
1,800,000	Bexar County, Texas, GO, Refunding, 4.700% due 06/15/2004	AA	Aa2	1,830,240
1,000,000	Dallas, Texas, GO, 5.625% due 02/15/2011, Pre-refunded 02/15/2004	AA+	Aa1	1,005,391
3,000,000	Grapevine-Colleyville Independent School District, Tax & Revenue Anticipation Notes, GO, 2.000% due 06/30/2004	SP-1+	NR	3,015,335
1,290,000	Harris County, Texas, GO, Refunding, Permanent Improvement, Series A, 3.000% due 10/01/2004	AA+	Aa1	1,308,896
2,750,000	Richardson, Texas, Independent School District, Refunding, GO, 5.000% due 02/15/2004	AAA	Aaa	2,763,291
1,750,000	San Antonio, Texas, Electric & Gas Revenue, Refunding, Series A, 5.000% due 02/01/2004	AA+	Aa1	1,755,748

See Notes to Financial Statements.

16

		Rating
Principal
Amount		S&P	Moody’s	Value

Texas (Continued)
$2,000,000	San Antonio, Texas, Electric & Gas Revenue, Unrefunded Balance, 6.000% due 02/01/2004	AAA	Aa1	$2,008,013
3,000,000	Texas State, Tax & Revenue Anticipation Notes, GO, 2.000% due 08/31/2004	SP-1+	MIG1	3,017,273
3,000,000	University of Texas Revenues, TECP, 1.050% due 06/09/2004	A-1+	P-1	3,000,000

				20,711,374

Utah — 0.4%
1,185,000	Weber County, Utah, Industrial Revenue, Enable Industrial Incorporation, (Wells Fargo Bank, N.A., LOC), 1.400% due 12/01/2015†	NR	NR	1,185,000

Virginia — 5.5%
2,725,000	Arlington County, Virginia Revenue, Ballston Public Parking, (Citibank, N.A., LOC), 1.120% due 08/01/2017†	A-1+	NR	2,725,000
4,000,000	Clarke County, Virginia, Industrial Development Authority, Hospital Facilities Revenue, Winchester Medical Center, Inc. (FSA Insured), (Chase Manhattan Bank, SPA), 1.350% due 01/01/2030†	A-1+	VMIG1	4,000,000
2,000,000	Fairfax County, Virginia, GO, Refunding, Public Improvement, Series A, 4.500% due 06/01/2004	AAA	Aaa	2,028,662

See Notes to Financial Statements.

17

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Virginia (Continued)
$1,000,000	Loudoun County, Virginia, Public Improvement, Series B, GO, 5.000% due 01/01/2004	AA+	Aa1	$1,000,000
1,000,000	Newport News, Virginia, GO, Refunding, Series A, 5.000% due 07/01/2004	AA	Aa2	1,019,896
1,000,000	Richmond, Virginia, GO, Public Improvement, Series A, 6.000% due 01/15/2004	AA	Aa3	1,001,795
2,000,000	Richmond, Virginia, Industrial Development Authority Revenue, The Virginia Home, (SunTrust Bank, LOC), 1.270% due 07/01/2022†	NR	NR	2,000,000
1,000,000	Virginia College Building Authority, Educational Facilities Revenue, Washington & Lee University Project, 5.800% due 01/01/2024, Pre-refunded 01/01/2004	AAA	Aaa	1,020,000

				14,795,353

Washington — 3.0%
2,000,000	Clark County, Washington, Public Utility District Number 1 Generating System Revenue, ETM, (FGIC Insured), 6.000% due 01/01/2005	AAA	Aaa	2,096,295
3,000,000	King County, Washington, Sewer Revenue, Series A, TECP, (Bayerische Landesbank, LOC), 0.900% due 01/09/2004	NR	NR	3,000,000

See Notes to Financial Statements.

18

		Rating
Principal
Amount		S&P	Moody’s	Value

Washington (Continued)
$3,000,000	Washington State Public Power Supply System Project Number 2 Electric Revenue, Refunding, Series 2A-1, 1.060% due 07/01/2012†	A-1	VMIG1	$3,000,000

				8,096,295

West Virginia — 0.4%
1,000,000	West Virginia State, GO, State Road, 5.000% due 06/01/2004	AA-	Aa3	1,016,951

Wisconsin — 2.8%
1,775,000	Dane County, Wisconsin, GO, Promissory Notes, Series C, 2.000% due 06/01/2004	NR	Aaa	1,782,983
1,000,000	Fond Du Lac, Wisconsin, GO, Bond Anticipation Notes, 1.800% due 04/30/2004	NR	MIG1	1,001,927
3,800,000	Wisconsin State Health & Educational Facilities Authority Revenue, University of Wisconsin Medical Foundation, (Lasalle Bank, N.A., LOC), 1.120% due 05/01/2030†	A-1	NR	3,800,000
1,000,000	Wisconsin State, Transnational Revenue, Series A, 5.500% due 07/01/2012, Pre-refunded 07/01/2004	AA-	Aa3	1,022,348

				7,607,258

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $258,318,421)				258,318,421

See Notes to Financial Statements.

19

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Shares		Value

INVESTMENT COMPANY SECURITIES — 2.7%
$3,558,818	Dreyfus Tax-Exempt Cash Management Fund	$3,558,819
3,756,589	Valiant Tax-Exempt Money Market Fund	3,756,589

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $7,315,408)		7,315,408

TOTAL INVESTMENTS
(Cost $265,633,829)	99.6%	265,633,829
OTHER ASSETS AND LIABILITIES (Net)	0.4	1,083,768

NET ASSETS	100.0%	$266,717,597

†	Variable rate security. The interest rate shown reflects the rate currently in effect.

ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation
ETM   — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
LOC   — Instruments Supported by Bank Letter of Credit
MBIA  — Municipal Bond Investors Assurance
NR    — Not Rated
PSFG  — Permanent School Fund Guaranteed
SPA   — Stand by Purchase Agreement
TECP  — Tax-exempt Commercial Paper

See Notes to Financial Statements.

20

At December 31, 2003 the sector diversification of the Munder Tax-Free Money Market Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Variable Rate Demand Notes	60.5%	$161,299,985
General Obligations	20.1	53,530,778
Pre-Refunded/ETM	5.1	13,704,260
Tax-Exempt Commercial Paper	7.5	20,000,000
Revenues	2.6	6,766,488
Insured	1.1	3,016,910

TOTAL MUNICIPAL BONDS AND NOTES	96.9	258,318,421
INVESTMENT COMPANY SECURITIES	2.7	7,315,408

TOTAL INVESTMENTS	99.6	265,633,829
OTHER ASSETS AND LIABILITIES (Net)	0.4	1,083,768

NET ASSETS	100.0%	$266,717,597

See Notes to Financial Statements.

21

Munder Tax-Free Money Market Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$265,633,829
Interest receivable	1,218,344
Dividends receivable	12,314
Prepaid expenses and other assets	26,809

Total Assets	266,891,296

LIABILITIES:
Payable for Fund shares redeemed	4,198
Dividends payable	40,827
Administration fees payable	30,145
Trustees’ fees and expenses payable	27,925
Shareholder servicing fees payable — Class K Shares	17,550
Transfer agency/record keeping fees payable	15,833
Custody fees payable	5,659
Investment advisory fees payable	2,330
Accrued expenses and other payables	29,232

Total Liabilities	173,699

NET ASSETS	$266,717,597

Investments, at cost	$265,633,829

See Notes to Financial Statements.

22

NET ASSETS consist of:
Accumulated net realized loss on investments sold	$(11,743)
Paid-in capital	266,729,340

$266,717,597

NET ASSETS:
Class A Shares	$86,131,853

Class K Shares	$172,392,266

Class Y Shares	$8,193,478

SHARES OUTSTANDING:
Class A Shares	86,100,134

Class K Shares	172,450,274

Class Y Shares	8,201,223

CLASS A SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

See Notes to Financial Statements.

23

Munder Tax-Free Money Market Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$1,356,184
Dividends	49,889

Total Investment Income	1,406,073

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	116,754
Shareholder servicing fees:
Class K Shares	137,976
Investment advisory fees	503,735
Administration fees	204,860
Transfer agency/record keeping fees	31,857
Legal and audit fees	26,987
Custody fees	26,333
Trustees’ fees and expenses	14,753
Registration and filing fees	11,903
Other	24,975

Total Expenses	1,100,133
Fees waived by transfer agent and distributor	(108,179)

Net Expenses	991,954

NET INVESTMENT INCOME	414,119

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$414,119

See Notes to Financial Statements.

24

Munder Tax-Free Money Market Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment income	$414,119	$1,757,725

Net increase in net assets resulting from operations	414,119	1,757,725
Dividends to shareholders from net investment income:
Class A Shares	(174,159)	(432,431)
Class K Shares	(220,482)	(1,199,164)
Class Y Shares	(19,478)	(126,130)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(2,758,855)	13,468,655
Class K Shares	(26,009,464)	2,817,959
Class Y Shares	(5,913,561)	(5,712,213)

Net increase/(decrease) in net assets	(34,681,880)	10,574,401
NET ASSETS:
Beginning of period	301,399,477	290,825,076

End of period	$266,717,597	$301,399,477

See Notes to Financial Statements.

25

Munder Tax-Free Money Market Fund

Statements of Changes in Net Assets — Capital Stock Activity

Since the Munder Tax-Free Money Market Fund has sold, redeemed and reinvested shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments are the same as the amounts shown below for such transactions.

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold	$59,000,038	$153,369,299
Issued as reinvestment of dividends	174,144	432,371
Redeemed	(61,933,037)	(140,333,015)

Net increase/(decrease)	$(2,758,855)	$13,468,655

Class K Shares:
Sold	$87,278,231	$196,195,686
Issued as reinvestment of dividends	175	891
Redeemed	(113,287,870)	(193,378,618)

Net increase/(decrease)	$(26,009,464)	$2,817,959

Class Y Shares:
Sold	$9,930,428	$44,989,329
Issued as reinvestment of dividends	1,554	5,494
Redeemed	(15,845,543)	(50,707,036)

Net decrease	$(5,913,561)	$(5,712,213)

See Notes to Financial Statements.

26

[This Page Intentionally Left Blank]

27

Munder Tax-Free Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/2003		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03	6/30/02	6/30/01	6/30/00	6/30/99

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.002		0.005	0.012	0.031	0.029	0.025

Total from investment operations	0.002		0.005	0.012	0.031	0.029	0.025

Less distributions:
Dividends from net investment income	(0.002)		(0.005)	(0.012)	(0.031)	(0.029)	(0.025)

Total distributions	(0.002)		(0.005)	(0.012)	(0.031)	(0.029)	(0.025)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.19%		0.52%	1.24%	3.09%	2.94%	2.51%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$86,132		$88,891	$75,422	$81,414	$80,887	$67,847
Ratio of operating expenses to average net assets	0.61	%(c)	0.82%	0.75%	0.81%	0.81%	0.80%
Ratio of net investment income to average net assets	0.37	%(c)	0.54%	1.24%	3.03%	2.89%	2.48%
Ratio of operating expenses to average net assets without expense waivers	0.84	%(c)	0.82%	0.75%	0.81%	0.81%	0.80%

(a)	The Munder Tax-Free Money Market Fund Class A Shares and Class K Shares commenced operations on November 29, 1992 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

28

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/2003		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03	6/30/02	6/30/01	6/30/00	6/30/99

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.001		0.006	0.013	0.031	0.030	0.026

0.001		0.006	0.013	0.031	0.030	0.026

(0.001)		(0.006)	(0.013)	(0.031)	(0.030)	(0.026)

(0.001)		(0.006)	(0.013)	(0.031)	(0.030)	(0.026)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.12%		0.62%	1.34%	3.19%	3.04%	2.61%

$172,392		$198,402	$195,584	$246,089	$229,726	$289,536
0.74	%(c)	0.72%	0.65%	0.71%	0.71%	0.70%
0.24	%(c)	0.64%	1.34%	3.16%	2.99%	2.57%
0.74	%(c)	0.72%	0.65%	0.71%	0.71%	0.70%

See Notes to Financial Statements.

29

Munder Tax-Free Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03	6/30/02	6/30/01	6/30/00	6/30/99

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.002		0.008	0.015	0.033	0.032	0.027

Total from investment operations	0.002		0.008	0.015	0.033	0.032	0.027

Less distributions:
Dividends from net investment income	(0.002)		(0.008)	(0.015)	(0.033)	(0.032)	(0.027)

Total distributions	(0.002)		(0.008)	(0.015)	(0.033)	(0.032)	(0.027)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.20%		0.77%	1.49%	3.34%	3.20%	2.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,193		$14,107	$19,819	$11,879	$16,541	$21,791
Ratio of operating expenses to average net assets	0.59	%(c)	0.57%	0.50%	0.56%	0.56%	0.55%
Ratio of net investment income to average net assets	0.39	%(c)	0.79%	1.49%	3.31%	3.14%	2.73%
Ratio of operating expenses to average net assets without expense waivers	0.59	%(c)	0.57%	0.50%	0.56%	0.56%	0.55%

(a)	The Munder Tax-Free Money Market Fund Class Y Shares commenced operations on March 14, 1990.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

30

Munder Tax-Free Money Market Fund

Notes To Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Tax-Free Money Market Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 3 classes of shares — Class A, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

31

Munder Tax-Free Money Market Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $184 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

32

Munder Tax-Free Money Market Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $204,860 before payment of sub-administration fees and $58,577 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $9,172 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual

33

Munder Tax-Free Money Market Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A
Shares	Class K
12b-1	Shares
Fees	Service Fees

0.25%	0.15%

    No payments are made under the Plan with regard to Class Y Shares.

    The Distributor began voluntarily waiving a portion of its 12b-1 fees for Class A shares of the Fund beginning on July 15, 2003. For the period ended December 31, 2003 these waivers amounted to $107,995.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $0 to Comerica Securities and $137,564 to Comerica Bank for shareholder services provided to Class A and Class K shareholders.

34

Munder Tax-Free Money Market Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

5. Distributions to Shareholders

    During the year ended June 30, 2003, distributions of $1,757,725 were paid to shareholders from tax-exempt income on a tax basis.

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed
Tax-Exempt	Capital
Income	Loss Carryover	Total

$67,568	$(8,090)	$59,478

    The differences between book and tax distributable earnings are primarily due to dividends payable at year end.

6. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $8,090 of unused capital losses of which $8,085 and $5 expire in 2008 and 2011, respectively.

    At December 31, 2003, aggregate cost for financial reporting purposes was $265,633,829.

7. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

35

[This Page Intentionally Left Blank]

36

[This Page Intentionally Left Blank]

37

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNTFMM1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder Tax-Free Short &
Intermediate Bond Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return.

    In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31. The municipal bond market faired somewhat better than the taxable market for the period, with the Lehman Brothers Municipal Bond Index, a yardstick for the investment grade tax-exempt bond market, posting a 1.45% return.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
16	Statement of Assets and Liabilities
18	Statement of Operations
19	Statements of Changes in Net Assets
20	Statements of Changes in Net Assets — Capital Stock Activity
22	Financial Highlights
27	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

The Fund concentrates its investments geographically within the state of Michigan, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Further, a portion of the Fund’s income may be subject to state, local and/or federal alternative minimum taxes.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND

Fund Manager: The Munder Tax-Free Short & Intermediate Bond Fund Team

    The Fund earned a return of 0.69% for the six months ended December 31, 2003, relative to the 1.17% return of the Lehman Brothers Mutual Fund Intermediate-Short Municipal Index, the 1.07% return for a 65%/35% blend of the Lehman Brothers Mutual Fund Short Municipal Index and the Lehman Brothers Mutual Fund Intermediate Municipal Index, and the 0.76% median return for the Lipper universe of short intermediate municipal debt mutual funds.

    During the six months ended December 31, the performance of the Fund was boosted by its focus on the four-year to ten-year maturity range and its avoidance of one-year to three-year maturities. The shorter maturities had weak relative returns during this time period. The boost to performance from the maturity structure of the Fund was offset by the Fund’s underweight in both California and New York bonds, which had strong relative returns.

    The high-quality focus of the Fund also detracted from performance. As of December 31, the Fund had 98.5% of its municipal bonds and notes invested in securities with an AAA or AA rating. Both categories underperformed A and BBB securities for the six months ended December 31.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Mutual Fund Intermediate-Short Municipal Index is an unmanaged index that covers multiple sectors of the municipal bond universe with maturities between one and ten years. The Lehman Brothers Mutual Fund Short Municipal Index and the Lehman Brothers Mutual Fund Intermediate Municipal Index represent maturities ranging from

1-5 years and 5-10 years, respectively. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of short intermediate municipal debt mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

[This Page Intentionally Left Blank]

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES — 93.3%
Alabama — 1.8%
	Jefferson County, Alabama Sewer Revenue, PR:
$1,500,000	5.000% due 02/01/2033	AAA	Aaa	$1,690,710
2,000,000	5.125% due 02/01/2042	AAA	Aaa	2,284,900

				3,975,610

Arizona — 3.9%
1,115,000	Gilbert, Arizona, (FGIC Insured), 5.750% due 07/01/2012	AAA	Aaa	1,317,071
1,650,000	Maricopa County, Arizona School District 69, (MBIA Insured), 5.000% due 07/01/2012	AAA	Aaa	1,857,966
1,000,000	Mesa, Arizona, Utility System Revenue, PR, (FGIC Insured), 6.125% due 07/01/2013	AAA	Aaa	1,151,960
1,840,000	Phoenix, Arizona, PR, GO, Series A, 5.500% due 07/01/2015	AA+	Aa1	1,971,137
1,800,000	Phoenix, Arizona, Civic Import Corp., (FGIC Insured), 5.000% due 07/01/2012	AAA	Aaa	2,026,872

				8,325,006

Arkansas — 0.9%
1,965,000	Arkansas State, GO, Capital Appreciation Bond, Series C, 3.090% due 06/01/2006†	AA	Aa2	1,874,138

Colorado — 1.0%
2,000,000	Colorado Department of Transportation Revenue, (MBIA Insured), 4.000% due 06/15/2011	AAA	Aaa	2,127,220

See Notes to Financial Statements.

1

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Delaware — 1.8%
	Delaware State, GO:
$1,000,000	Series A, 4.250% due 03/01/2009	AAA	Aaa	$1,082,330
2,500,000	Series A, 5.000% due 01/01/2007	AAA	Aaa	2,727,750

				3,810,080

Florida — 3.3%
3,000,000	Dade County, Florida, School District, (MBIA Insured), 6.000% due 07/15/2005	AAA	Aaa	3,212,670
	Dade County, Florida, Special Obligation:
3,600,000	Refunding, Capital Appreciation Bond, Series B, PR, (AMBAC Insured), 3.000% due 10/01/2025†	AAA	Aaa	1,119,132
3,000,000	Refunding, Capital Appreciation Bond, PR, Series B, (AMBAC Insured), 3.550% due 10/01/2015†	AAA	Aaa	1,777,530
1,000,000	Fort Lauderdale, Florida, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	AAA	Aaa	1,038,380

				7,147,712

Georgia — 1.1%
1,000,000	Fulton County, Georgia, School District, GO, 5.250% due 01/01/2013	AA	Aa2	1,137,640
1,090,000	Georgia State, GO, 5.500% due 07/01/2012	AAA	Aaa	1,266,613

				2,404,253

See Notes to Financial Statements.

2

		Rating
Principal
Amount		S&P	Moody’s	Value

Hawaii — 1.7%
$1,875,000	Hawaii State, GO, (MBIA Insured), 5.250% due 09/01/2013	AAA	Aaa	$2,142,694
1,395,000	Kauai County, Hawaii, Series A, (MBIA Insured), 4.375% due 08/01/2010	AAA	Aaa	1,517,244

				3,659,938

Illinois — 5.2%
2,000,000	Chicago, Illinois, GO, Capital Appreciation, PR, (AMBAC Insured), 3.740% due 07/01/2016†	AAA	Aaa	974,440
1,000,000	Chicago, Illinois, Project and Refunding, GO, Series A, (FGIC Insured), 4.000% due 01/01/2004	AAA	Aaa	1,000,000
2,500,000	Du Page County, Illinois, Forest Preserve District, PR, GO, 4.750% due 10/01/2010	AAA	Aaa	2,769,725
4,000,000	Illinois State Sales Tax Revenue, Series Y, 5.250% due 06/15/2007	AAA	Aa3	4,407,800
1,760,000	Illinois State, PR, GO, 5.750% due 12/01/2014	AAA	Aaa	2,078,929

				11,230,894

Iowa — 0.7%
1,500,000	Cedar Rapids, Iowa, GO, 3.400% due 06/01/2012	NR	Aaa	1,498,095

Kentucky — 1.1%
2,000,000	Kentucky State Property & Buildings Commission Revenue, Project No. 64, PR, (MBIA Insured), 5.750% due 05/01/2014	AAA	Aaa	2,338,120

See Notes to Financial Statements.

3

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Maryland — 7.1%
$1,000,000	Baltimore, Maryland, Revenue, PR, 5.800% due 07/01/2015	AAA	Aaa	$1,191,060
	Maryland State:
3,000,000	State & Local Facilities Series 2, GO, 5.250% due 06/15/2006	AAA	Aaa	3,264,180
2,275,000	State & Local Facilities Series 3, GO, 5.000% due 10/15/2005	AAA	Aaa	2,420,532
1,000,000	Montgomery County, Maryland, GO, Refunding, 5.250% due 10/01/2010	AAA	Aaa	1,148,160
5,000,000	Prince George’s County, Maryland, Consolidated Public Improvement, GO, (MBIA Insured), 6.250% due 01/01/2005	AAA	Aaa	5,251,850
2,000,000	Washington Suburban Sanitation District, Maryland, GO, 5.000% due 06/01/2006	AAA	Aaa	2,160,120

				15,435,902

Massachusetts — 2.6%
1,500,000	Boston, Massachusetts, GO, Series A, 5.250% due 02/01/2009	AA-	Aa2	1,691,070
1,000,000	Lowell, Massachusetts, GO, (MBIA Insured), 5.000% due 10/15/2007	NR	Aaa	1,105,840
	Massachusetts State, PR, GO:
1,100,000	5.250% due 04/01/2011	AAA	Aa2	1,244,023
1,400,000	5.500% due 11/01/2020	AA-	Aa2	1,632,778

				5,673,711

See Notes to Financial Statements.

4

		Rating
Principal
Amount		S&P	Moody’s	Value

Michigan — 19.2%
$1,335,000	Ann Arbor, Michigan, Refunding, GO, 4.000% due 09/01/2009	AA	Aa2	$1,406,903
1,175,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 4.800% due 05/01/2010	AA+	Aa1	1,304,414
1,425,000	Chippewa Valley, Michigan, School District, GO, School Building & Site Development, Series I, (Q-SBLF), 4.000% due 05/01/2009	AA+	Aa1	1,522,427
1,000,000	Clarkston, Michigan, Community Schools, GO, 4.000% due 05/01/2012	AA+	Aa1	1,047,050
2,000,000	Detroit, Michigan, Water Supply Systems Revenue, Senior Lien, Series A, (MBIA Insured), 5.250% due 07/01/2006	AAA	Aaa	2,173,140
1,000,000	East Lansing, Michigan, School District, GO, (Q-SBLF), 4.700% due 05/01/2009	AA+	Aa1	1,103,460
1,050,000	Eastern Michigan University Revenue, PR, (FGIC Insured), 5.500% due 06/01/2027	AAA	Aaa	1,173,480
3,075,000	Goodrich, Michigan, Area School District, PR, (Q-SBLF), 5.875% due 05/01/2024	AAA	Aaa	3,326,935
1,110,000	Grand Rapids, Michigan, Building Authority, GO, 4.800% due 08/01/2009	AA	Aa2	1,228,382
1,000,000	Huron Valley, Michigan, School District, PR, GO, (Q-SBLF), 5.875% due 05/01/2016	AAA	Aaa	1,127,940

See Notes to Financial Statements.

5

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Michigan (Continued)
$640,000	Kentwood, Michigan, Public Schools, GO, 2.250% due 05/01/2008	AA-	Aa2	$635,533
1,080,000	Michigan Public Power Agency Revenue, Combustion Turbine Number 1, Project A, (AMBAC Insured), 4.500% due 01/01/2011	AAA	Aaa	1,172,264
2,500,000	Michigan State, Building Authority Revenue, Series I, PR, (AMBAC Insured), 6.000% due 10/01/2006	AAA	Aaa	2,788,275
1,095,000	Michigan State, Housing Single Family Mortgage, Series A, AMT, (AMBAC Insured), 5.300% due 12/01/2006	AAA	Aaa	1,156,046
2,500,000	Michigan State, Trunk Line Highway Revenue, Series A, PR, 5.500% due 11/15/2009	AAA	Aa3	2,644,325
3,500,000	Michigan State, Underground Storage Tank Financial Assurance Authority, Series I, (AMBAC Insured), 6.000% due 05/01/2006	AAA	Aaa	3,842,440
2,000,000	Redford, Michigan, Union School District, PR, (Q-SBLF), 5.950% due 05/01/2015	AAA	Aaa	2,221,400
2,340,000	Troy, Michigan, City School District, GO, (Q-SBLF), 4.500% due 05/01/2004	AA+	Aa2	2,365,787
1,430,000	Utica, Michigan, Community Schools, GO, (Q-SBLF), 4.050% due 05/01/2008	AAA	Aa1	1,528,084

See Notes to Financial Statements.

6

		Rating
Principal
Amount		S&P	Moody’s	Value

Michigan (Continued)
$3,900,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 4.800% due 05/01/2010	AA+	Aa1	$4,329,546
1,510,000	Wayne County, Michigan, Transportation Fund Series A, GO, 5.000% due 10/01/2007	AA	Aa3	1,663,658
3,500,000	West Ottawa, Michigan, Public School District, GO, Capital Appreciation, PR, (MBIA Insured), 4.070% due 05/01/2015†	AAA	Aaa	1,688,785

				41,450,274

Minnesota — 2.0%
2,175,000	Metropolitan Council, Minnesota, Minneapolis-St. Paul Metropolitan Area Transit, Series B, GO, 4.100% due 02/01/2011	AAA	Aaa	2,304,108
1,720,000	Minnesota State, GO, 5.250% due 11/01/2011	AAA	Aa1	1,957,119

				4,261,227

Mississippi — 1.0%
2,000,000	Mississippi State, GO, 5.000% due 11/01/2006	AA	Aa3	2,171,100

Missouri — 0.5%
1,050,000	Missouri State, PR, GO, 5.750% due 08/01/2015	AAA	Aaa	1,162,056

Montana — 1.4%
3,000,000	Montana State, GO, 2.000% due 06/30/2004	SP1+	MIG1	3,014,130

See Notes to Financial Statements.

7

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Nebraska — 1.0%
	Omaha, Nebraska, GO:
$1,000,000	4.400% due 12/01/2008	AAA	Aaa	$1,089,270
1,000,000	4.500% due 12/01/2010	AAA	Aaa	1,098,170

				2,187,440

New Hampshire — 0.8%
1,500,000	Nashua, New Hampshire, GO, 4.750% due 09/15/2009	AA+	Aa2	1,658,460

New Jersey — 1.0%
1,000,000	New Jersey State, GO, 5.750% due 05/01/2012	AA	Aa2	1,170,910
1,000,000	Union County, New Jersey, GO, 4.750% due 12/15/2007	AA+	Aa1	1,100,530

				2,271,440

New York — 1.4%
1,000,000	Clarence, New York Central School District, Series I, (FSA Insured), 4.000% due 05/15/2008	NR	Aaa	1,070,130
2,000,000	New York State, Local Government Assist Corporation, 1.080% due 04/01/2022††	AA	Aa1	2,000,000

				3,070,130

North Carolina — 1.9%
2,000,000	Guilford County, North Carolina, GO, 2.500% due 10/01/2007	AAA	Aa1	2,029,300
2,000,000	Mecklenburg County, North Carolina, GO, 4.000% due 02/01/2007	AAA	Aaa	2,125,860

				4,155,160

See Notes to Financial Statements.

8

		Rating
Principal
Amount		S&P	Moody’s	Value

Ohio — 4.1%
$1,300,000	Cincinnati, Ohio, GO, 3.500% due 12/01/2006	AA+	Aa1	$1,363,349
1,500,000	Cleveland, Ohio, Waterworks Revenue, Series I, (FSA Insured), 5.000% due 01/01/2008	AAA	Aaa	1,658,235
1,000,000	Columbus, Ohio, GO, 5.000% due 07/01/2013	AAA	Aaa	1,126,690
1,000,000	Franklin County, Ohio, GO, 3.000% due 12/01/2007	AAA	Aaa	1,035,060
1,575,000	Ohio State Building Authority, (AMBAC Insured) 5.000% due 10/01/2008	AAA	Aaa	1,734,185
1,725,000	Ohio State, Water Development Authority Water, 5.000% due 12/01/2012	AAA	Aaa	1,945,990

				8,863,509

Oklahoma — 1.5%
3,000,000	Tulsa County, Oklahoma, Independent School District 1, GO, Series B, (AMBAC Insured), 5.000% due 08/01/2005	AAA	Aaa	3,170,910

Oregon — 1.5%
1,085,000	Oregon State, GO, 5.000% due 08/01/2007	AA-	Aa3	1,193,435
2,000,000	Washington County, Oregon, Unified Sewer Agency, Agency Sewer Revenue, PR, (AMBAC Insured), 6.125% due 10/01/2012	AAA	Aaa	2,074,940

				3,268,375

Pennsylvania — 0.9%
2,000,000	Chester County, Pennsylvania, Industrial Development Authority, 1.300% due 07/01/2031††	NR	Aa2	2,000,000

See Notes to Financial Statements.

9

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
Tennessee — 3.8%
$1,000,000	Knox County, Tennessee, Public Improvement, PR, GO, 5.200% due 05/01/2010	AA	Aa2	$1,131,150
2,000,000	Metro Government, Nashville & Davidson County, Tennessee, GO, 5.000% due 04/01/2013	AA	Aa2	2,214,980
2,000,000	Tennergy Corporation, Tennessee, Gas Revenue, (MBIA Insured), 4.500% due 06/01/2004	AAA	Aaa	2,027,720
2,775,000	Tennessee State, PR, GO, Series A, 5.600% due 03/01/2011	AA	Aa2	2,836,383

				8,210,233

Texas — 8.2%
1,700,000	Austin, Texas, Independent School District, Refunding, GO, (PSFG), 4.100% due 08/01/2008	AAA	Aaa	1,825,273
2,750,000	Dallas, Texas, GO, ETM, 6.000% due 02/15/2005	AA+	Aa1	2,895,172
	Harris County, Texas, GO:
2,000,000	5.500%, PR, due 10/01/2013	AA+	Aa1	2,203,980
1,000,000	5.875% due 10/01/2007	AA+	Aa1	1,132,620
1,000,000	Houston, Texas, Independent School District, GO, (PSFG), 2.290% due 02/15/2006†	AAA	Aaa	962,320
1,730,000	Houston, Texas, Independent School District, Public Property Finance-Contractual Obligation, GO, 4.750% due 07/15/2008	AA	Aa3	1,893,381

See Notes to Financial Statements.

10

		Rating
Principal
Amount		S&P	Moody’s	Value

Texas (Continued)
$2,335,000	Richardson, Texas, Independent School District, GO, (PSFG), 3.800% due 02/15/2012	AAA	Aaa	$2,414,483
2,400,000	Texas State, GO, Series A, PR, Public Finance Authority, 5.900% due 10/01/2012	AA	Aaa	2,540,688
1,700,000	Travis County, Texas, Certificates Obligation, GO, 4.250% due 03/01/2008	AAA	Aaa	1,829,812

				17,697,729

Utah — 0.5%
1,000,000	Alpine, Utah School District, GO, 3.000% due 03/15/2010	NR	Aaa	1,003,790

Virginia — 1.0%
1,000,000	Charlottesville, Virginia, GO, 2.000% due 07/15/2008	AAA	Aaa	977,720
1,140,000	Virginia State, Public School Authority, Series I, 5.250% due 08/01/2008	AA+	Aa1	1,265,936

				2,243,656

Washington — 2.7%
1,000,000	Benton County, Washington, School District, GO, 5.000% due 12/01/2012	NR	Aaa	1,119,920
3,000,000	Washington State, GO, Series A, 5.000% due 07/01/2008	AA+	Aa1	3,310,920
1,500,000	Washington State, Housing Financial Community Nonprofit Revenue, 1.250% due 12/01/2023††	NR	Aa1	1,500,000

				5,930,840

See Notes to Financial Statements.

11

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

		Rating
Principal
Amount		S&P	Moody’s	Value

MUNICIPAL BONDS AND NOTES (Continued)
West Virginia — 1.2%
$3,000,000	West Virginia State, (FGIC Insured), 3.000% due 11/01/2009†	AAA	Aaa	$2,500,200

Wisconsin — 5.5%
1,400,000	Blackhaw, Wisconsin, Technical College District, (AMBAC Insured), 4.000% due 04/01/2012	NR	Aaa	1,462,188
2,355,000	Brookfield, Wisconsin, GO, Promissory Notes, 3.550% due 03/01/2007	NR	Aaa	2,400,687
1,000,000	Eau Claire, Wisconsin, Area School District, GO, (FSA Insured), 5.000% due 04/01/2008	NR	Aaa	1,104,550
2,450,000	Milwaukee County, Wisconsin, GO, Refunding, Corporate Purpose, Series A, 4.000% due 12/01/2010	AA	Aa3	2,597,049
1,500,000	Wisconsin State, GO, 5.000% due 11/01/2007	AA-	Aa3	1,651,680
2,640,000	Wisconsin State, Clean Water Revenue, Series I, 5.250% due 06/01/2005	AA+	Aa2	2,781,425

				11,997,579

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $193,081,746)				201,788,917

See Notes to Financial Statements.

12

Shares		Value

INVESTMENT COMPANY SECURITIES — 5.2%
392,366	Dreyfus Tax-Exempt Cash Management Fund	$392,366
10,771,772	Valiant Tax-Exempt Money Market Fund	10,771,772

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $11,164,138)		11,164,138

TOTAL INVESTMENTS
(Cost $204,245,884)	98.5%	212,953,055
OTHER ASSETS AND LIABILITIES (Net)	1.5	3,199,056

NET ASSETS	100.0%	$216,152,111

†	Zero-coupon bond. Rate represents annualized yield at date of purchase.

††	Variable Rate Security. The interest rate shown reflects the rate currently in effect.

ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation
AMT   — Alternative Minimum Tax
ETM   — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
MBIA  — Municipal Bond Investors Assurance
NR    — Not Rated
PR    — Pre-Refunded
PSFG  — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Bond Loan Fund

See Notes to Financial Statements.

13

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

At December 31, 2003 the sector diversification of the Munder Tax-Free Short & Intermediate Bond Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
General Obligations	41.6%	$89,953,250
Insured	21.6	46,789,736
Pre-Refunded	22.7	49,144,781
Revenue	7.4	15,901,150

TOTAL MUNICIPAL BONDS AND NOTES	93.3	201,788,917
INVESTMENT COMPANY SECURITIES	5.2	11,164,138

TOTAL INVESTMENTS	98.5	212,953,055
OTHER ASSETS AND LIABILITIES (Net)	1.5	3,199,056

NET ASSETS	100.0%	$216,152,111

See Notes to Financial Statements.

14

[This Page Intentionally Left Blank]

15

Munder Tax-Free Short & Intermediate Bond Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$212,953,055
Interest receivable	2,390,161
Dividends receivable	8,505
Receivable for Fund shares sold	917,008
Prepaid expenses and other assets	34,531

Total Assets	216,303,260

LIABILITIES:
Payable for Fund shares redeemed	7,663
Shareholder servicing fees payable — Class K Shares	36,503
Administration fees payable	24,719
Trustees’ fees and expenses payable	22,804
Distribution and shareholder servicing fees payable — Class A, B and C Shares	17,832
Transfer agency/record keeping fees payable	12,873
Custody fees payable	2,741
Investment advisory fees payable	2,607
Accrued expenses and other payables	23,407

Total Liabilities	151,149

NET ASSETS	$216,152,111

Investments, at cost	$204,245,884

See Notes to Financial Statements.

16

NET ASSETS consist of:
Undistributed net investment income	$22,280
Accumulated net realized loss on investments sold	(27,200)
Net unrealized appreciation of investments	8,707,171
Paid-in capital	207,449,860

$216,152,111

NET ASSETS:
Class A Shares	$26,656,111

Class B Shares	$5,097,650

Class C Shares	$9,330,289

Class K Shares	$172,318,616

Class Y Shares	$2,749,445

SHARES OUTSTANDING:
Class A Shares	2,519,835

Class B Shares	482,691

Class C Shares	876,489

Class K Shares	16,290,104

Class Y Shares	259,727

CLASS A SHARES:
Net asset value and redemption price per share	$10.58

Maximum sales charge	4.00%
Maximum offering price per share	$11.02

CLASS B SHARES:
Net asset value and offering price per share*	$10.56

CLASS C SHARES:
Net asset value and offering price per share*	$10.65

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.58

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.59

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

17

Munder Tax-Free Short & Intermediate Bond Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$3,749,843
Dividends	36,066

Total Investment Income	3,785,909

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	35,616
Class B Shares	27,586
Class C Shares	41,759
Shareholder servicing fees:
Class K Shares	194,890
Investment advisory fees	502,376
Administration fees	143,007
Transfer agency/record keeping fees	31,130
Custody fees	27,499
Legal and audit fees	24,135
Registration and filing fees	21,667
Trustees’ fees and expenses	13,835
Other	22,240

Total Expenses	1,085,740
Fees waived by transfer agent	(75)

Net Expenses	1,085,665

NET INVESTMENT INCOME	2,700,244

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from security transactions	(26,315)
Net change in unrealized appreciation/(depreciation) of securities	(1,548,541)

Net realized and unrealized loss on investments	(1,574,856)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,125,388

See Notes to Financial Statements.

18

Munder Tax-Free Short & Intermediate Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment income	$2,700,244	$5,315,643
Net realized gain/(loss) on investments	(26,315)	657,968
Net change in unrealized appreciation/(depreciation) of investments	(1,548,541)	2,719,774

Net increase in net assets resulting from operations	1,125,388	8,693,385
Dividends to shareholders from net investment income:
Class A Shares	(387,873)	(526,336)
Class B Shares	(56,183)	(126,056)
Class C Shares	(84,787)	(121,804)
Class K Shares	(2,173,181)	(4,465,371)
Class Y Shares	(40,494)	(97,387)
Distributions to shareholders from net realized gains:
Class A Shares	(4,610)	(73,305)
Class B Shares	(877)	(40,597)
Class C Shares	(1,265)	(33,119)
Class K Shares	(24,486)	(1,153,120)
Class Y Shares	(430)	(24,134)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(2,098,548)	20,551,389
Class B Shares	(773,229)	2,479,201
Class C Shares	1,088,856	6,077,946
Class K Shares	25,278,721	(6,148,631)
Class Y Shares	155,909	(340,551)

Net increase in net assets	22,002,911	24,651,510
NET ASSETS:
Beginning of period	194,149,200	169,497,690

End of period	$216,152,111	$194,149,200

Undistributed net investment income	$22,280	$64,554

See Notes to Financial Statements.

19

Munder Tax-Free Short & Intermediate Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold*	$5,468,559	$26,723,427
Issued as reinvestment of dividends	96,036	205,590
Redeemed	(7,663,143)	(6,377,628)

Net increase/(decrease)	$(2,098,548)	$20,551,389

Class B Shares:
Sold	$641,620	$4,367,000
Issued as reinvestment of dividends	17,775	52,946
Redeemed*	(1,432,624)	(1,940,745)

Net increase/(decrease)	$(773,229)	$2,479,201

Class C Shares:
Sold	$2,248,608	$8,245,618
Issued as reinvestment of dividends	28,550	53,802
Redeemed	(1,188,302)	(2,221,474)

Net increase	$1,088,856	$6,077,946

Class K Shares:
Sold	$42,459,797	$31,644,898
Issued as reinvestment of dividends	1,565	4,512
Redeemed	(17,182,641)	(37,798,041)

Net increase/(decrease)	$25,278,721	$(6,148,631)

Class Y Shares:
Sold	$176,423	$626,610
Issued as reinvestment of dividends	5,108	23,302
Redeemed	(25,622)	(990,463)

Net increase/(decrease)	$155,909	$(340,551)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

20

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold*	518,258	2,518,058
Issued as reinvestment of dividends	9,112	19,361
Redeemed	(723,616)	(599,616)

Net increase/(decrease)	(196,246)	1,937,803

Class B Shares:
Sold	61,045	411,427
Issued as reinvestment of dividends	1,689	4,994
Redeemed*	(136,297)	(183,116)

Net increase/(decrease)	(73,563)	233,305

Class C Shares:
Sold	211,775	770,298
Issued as reinvestment of dividends	2,691	5,036
Redeemed	(112,227)	(208,157)

Net increase	102,239	567,177

Class K Shares:
Sold	4,018,244	2,968,837
Issued as reinvestment of dividends	149	425
Redeemed	(1,628,567)	(3,555,822)

Net increase/(decrease)	2,389,826	(586,560)

Class Y Shares:
Sold	16,731	59,270
Issued as reinvestment of dividends	484	2,195
Redeemed	(2,413)	(93,567)

Net increase/(decrease)	14,802	(32,102)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

21

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$10.67		$10.54	$10.40	$10.05	$10.22	$10.46

Income from investment operations:
Net investment income	0.15		0.33	0.37	0.39	0.38	0.38
Net realized and unrealized gain/(loss) on investments	(0.09)		0.22	0.20	0.35	(0.12)	(0.14)

Total from investment operations	0.06		0.55	0.57	0.74	0.26	0.24

Less distributions:
Dividends from net investment income	(0.15)		(0.33)	(0.37)	(0.39)	(0.38)	(0.38)
Distributions from net realized gains	(0.00	)(e)	(0.09)	(0.06)	—	(0.05)	(0.10)

Total distributions	(0.15)		(0.42)	(0.43)	(0.39)	(0.43)	(0.48)

Net asset value, end of period	$10.58		$10.67	$10.54	$10.40	$10.05	$10.22

Total return(b)	0.57%		5.29%	5.60%	7.51%	2.68%	2.27%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$26,656		$28,980	$8,207	$5,899	$5,745	$5,642
Ratio of operating expenses to average net assets	1.03	%(d)	1.02%	0.94%	0.97%	0.97%	0.96%
Ratio of net investment income to average net assets	2.74	%(d)	3.11%	3.55%	3.79%	3.75%	3.64%
Portfolio turnover rate	4%		15%	10%	23%	15%	25%
Ratio of operating expenses to average net assets without expense waivers	1.03	%(d)	1.02%	0.94%	0.97%	0.97%	0.96%

(a)	The Munder Tax-Free Short & Intermediate Bond Fund Class A Shares and Class B Shares commenced operations on November 30, 1992 and May 16, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

22

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

$10.65		$10.53	$10.38	$10.03	$10.21	$10.45

0.11		0.25	0.29	0.31	0.30	0.30
(0.09)		0.21	0.22	0.36	(0.12)	(0.13)

0.02		0.46	0.51	0.67	0.18	0.17

(0.11)		(0.25)	(0.30)	(0.32)	(0.31)	(0.31)
(0.00	)(e)	(0.09)	(0.06)	—	(0.05)	(0.10)

(0.11)		(0.34)	(0.36)	(0.32)	(0.36)	(0.41)

$10.56		$10.65	$10.53	$10.38	$10.03	$10.21

0.19%		4.41%	4.91%	6.72%	1.82%	1.51%

$5,098		$5,926	$3,401	$1,987	$1,377	$1,285
1.78	%(d)	1.77%	1.69%	1.72%	1.72%	1.71%
1.99	%(d)	2.36%	2.80%	3.04%	3.00%	2.88%
4%		15%	10%	23%	15%	25%
1.78	% (d)	1.77%	1.69%	1.72%	1.72%	1.71%

See Notes to Financial Statements.

23

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Period
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$10.74		$10.61	$10.46	$10.10	$10.28	$10.48

Income from investment operations:
Net investment income	0.11		0.25	0.29	0.32	0.30	0.30
Net realized and unrealized gain/(loss) on investments	(0.09)		0.22	0.22	0.36	(0.12)	(0.09)

Total from investment operations	0.02		0.47	0.51	0.68	0.18	0.21

Less distributions:
Dividends from net investment income	(0.11)		(0.25)	(0.30)	(0.32)	(0.31)	(0.31)
Distributions from net realized gains	(0.00	)(e)	(0.09)	(0.06)	—	(0.05)	(0.10)

Total distributions	(0.11)		(0.34)	(0.36)	(0.32)	(0.36)	(0.41)

Net asset value, end of period	$10.65		$10.74	$10.61	$10.46	$10.10	$10.28

Total return(b)	0.19%		4.48%	4.88%	6.78%	1.81%	1.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,330		$8,313	$2,197	$302	$248	$152
Ratio of operating expenses to average net assets	1.78	%(d)	1.77%	1.69%	1.72%	1.72%	1.71	%(d)
Ratio of net investment income to average net assets	1.99	%(d)	2.36%	2.80%	3.04%	3.00%	2.98	%(d)
Portfolio turnover rate	4%		15%	10%	23%	15%	25%
Ratio of operating expenses to average net assets without expense waivers	1.78	%(d)	1.77%	1.69%	1.72%	1.72%	1.71	%(d)

(a)	The Munder Tax-Free Short & Intermediate Bond Fund Class C Shares and Class K Shares commenced operations on July 8, 1998 and February 9, 1987, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

24

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/03(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

$10.67		$10.55	$10.40	$10.05	$10.22	$10.46

0.15		0.33	0.37	0.39	0.38	0.38
(0.09)		0.21	0.21	0.35	(0.12)	(0.14)

0.06		0.54	0.58	0.74	0.26	0.24

(0.15)		(0.33)	(0.37)	(0.39)	(0.38)	(0.38)
(0.00	)(e)	(0.09)	(0.06)	—	(0.05)	(0.10)

(0.15)		(0.42)	(0.43)	(0.39)	(0.43)	(0.48)

$10.58		$10.67	$10.55	$10.40	$10.05	$10.22

0.57%		5.19%	5.70%	7.51%	2.68%	2.27%

$172,319		$148,315	$152,770	$171,009	$201,005	$268,948
1.03	%(d)	1.02%	0.94%	0.97%	0.97%	0.96%
2.74	%(d)	3.11%	3.55%	3.79%	3.75%	3.63%
4%		15%	10%	23%	15%	25%
1.03	%(d)	1.02%	0.94%	0.97%	0.97%	0.96%

See Notes to Financial Statements.

25

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/03(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01(c)	6/30/00(c)	6/30/99(c)

Net asset value, beginning of period	$10.68		$10.55	$10.41	$10.06	$10.22	$10.47

Income from investment operations:
Net investment income	0.16		0.36	0.40	0.41	0.40	0.41
Net realized and unrealized gain/(loss) on investments	(0.09)		0.22	0.20	0.36	(0.10)	(0.15)

Total from investment operations	0.07		0.58	0.60	0.77	0.30	0.26

Less distributions:
Dividends from net investment income	(0.16)		(0.36)	(0.40)	(0.42)	(0.41)	(0.41)
Distributions from net realized gains	(0.00	)(e)	(0.09)	(0.06)	—	(0.05)	(0.10)

Total distributions	(0.16)		(0.45)	(0.46)	(0.42)	(0.46)	(0.51)

Net asset value, end of period	$10.59		$10.68	$10.55	$10.41	$10.06	$10.22

Total return(b)	0.69%		5.55%	5.86%	7.77%	3.04%	2.42%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,749		$2,615	$2,923	$3,309	$6,867	$7,905
Ratio of operating expenses to average net assets	0.78	%(d)	0.77%	0.69%	0.72%	0.72%	0.71%
Ratio of net investment income to average net assets	2.99	%(d)	3.36%	3.80%	4.04%	4.00%	3.88%
Portfolio turnover rate	4%		15%	10%	23%	15%	25%
Ratio of operating expenses to average net assets without expense waivers	0.78	%(d)	0.77%	0.69%	0.72%	0.72%	0.71%

(a)	The Munder Tax-Free Short & Intermediate Bond Fund Class Y Shares commenced operations on December 17, 1992.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

(e)	Amount represents less than $0.01 per share.

See Notes to Financial Statements.

26

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, The Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Tax-Free Short & Intermediate Bond Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices for valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

27

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1, 2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $75 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally

28

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $143,007 before payment of sub-administration fees and $40,893 after payment of sub-administration fees for its administrative services to the Fund. During the

29

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $6,304 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to

30

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares	Class K
12b-1	12b-1	12b-1	Shares
Fees	Fees	Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $276 to Comerica Securities and $195,405 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were $35,949,712 and $7,933,528, respectively, for the period ended December 31, 2003.

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $8,834,438 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $127,267 and net appreciation for financial reporting purposes was $8,707,171. At December 31, 2003, aggregate cost for financial reporting purposes was $204,245,884.

6. Geographic Concentration

    The Fund may invest more than 25% of its assets in debt obligations issued by the State of Michigan and local governments in the State of Michigan, its political subdivisions, agencies and public authorities that obtain funds for various public purposes. The Fund is, therefore, more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by the Fund. The Fund holds investments that are insured by private insurers who guarantee the

31

Munder Tax-Free Short & Intermediate Bond Fund

Notes To Financial Statements, December 31, 2003 (Unaudited) (continued)

payment of principal and interest in the event of default. At December 31, 2003, investments in these insured securities represented 21.6% of the Fund.

7. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $1,598.

8. Distributions to Shareholders

    The tax character of distributions paid to shareholders during the year ended June 30, 2003 was as follows:

	Tax-Exempt	Ordinary	Long-Term
	Income	Income	Capital Gain	Total

June 30, 2003	$4,962,444	$374,510	$1,324,275	$6,661,229

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Unrealized
Ordinary	Long-Term	Appreciation/
Income	Gain	(Depreciation)	Total

$75,590	$30,783	$10,255,712	$10,362,085

    The differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees.

9. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

32

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNTFSBOND1203

SEMI-ANNUAL REPORT
December 31, 2003
Munder U.S. Government
Income Fund
Class A, B, C, K & Y Shares

FAMILY OF FUNDS
(covered in separate semi-annual reports)

LARGE-CAP EQUITY
Multi-Season Growth
Index 500
Large-Cap Value

MID- TO MICRO-CAP
EQUITY
MidCap Select
Small Company Growth
Small-Cap Value
Micro-Cap Equity

NICHE/SECTOR EQUITY
NetNet®
Future Technology
Healthcare
Power Plus®
Real Estate Equity Investment

HYBRID
Balanced	INTERNATIONAL
International Growth
International Equity
International Bond
Emerging Markets

TAXABLE INCOME
Bond
Intermediate Bond
U.S. Government Income

TAX-FREE INCOME
Michigan Tax-Free Bond
Tax-Free Bond
Tax-Free Short & Intermediate Bond

MONEY MARKET
Cash Investment
Tax-Free Money Market

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

    After three years of negative stock market performance, a rally that began in mid-March continued into the second half of the year. For the six months ended December 31, the S&P 500® Index, a widely recognized benchmark for large-capitalization U.S. stocks, posted a 15.14% return, while the S&P® SmallCap 600 Index, which measures the performance of small-capitalization U.S. stocks, had an even more robust 22.90% return. In contrast to the improved stock market, the Lehman Brothers Aggregate Bond Index, a commonly used benchmark for investment grade fixed income securities, posted a relatively flat 0.17% return for the six-month period ended December 31.

    At Munder Capital Management, the investment advisor for The Munder Funds, we believe that we can best serve our shareholders’ interests by focusing on long-term fundamentals rather than on short-term market fluctuations. We therefore pay careful attention to the current strength and future prospects of companies represented by the securities held in The Munder Funds. Because of our belief in the importance of in-house research, our Fund teams include both portfolio managers and research analysts. We continue to monitor and manage risks across our entire Fund family, with the goal of maximizing risk-adjusted returns.

    On the following pages, you will find information and commentary on the relative and absolute performance of the Fund covered in this semi-annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our website at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

Very Truly Yours,

James C. Robinson
President, The Munder Funds
Chairman and CEO, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
1	Portfolio of Investments
4	Statement of Assets and Liabilities
6	Statement of Operations
7	Statements of Changes in Net Assets
8	Statements of Changes in Net Assets — Capital Stock Activity
10	Financial Highlights
15	Notes to Financial Statements

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

The performance data contained in the following commentary is based on Class Y Shares of the Fund. Performance of the other classes of shares will differ.

Past performance is no guarantee of future results. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder may pay on Fund distributions or upon redemption of Fund shares.

Investors should note that U.S. government obligations may not be backed by the full faith and credit of the U.S. government.

Fund holdings are subject to change. A complete list of holdings as of December 31, 2003 is contained in the Portfolio of Investments included in this report. Current data regarding portfolio holdings and performance can be found on our website, www.munder.com. You may also obtain updated holdings or performance by calling (800) 438-5789.

MUNDER U.S. GOVERNMENT INCOME FUND

Fund Manager: The Munder U.S. Government Income Fund Team

    The Fund exhibited a return of -0.69% for the six months ended December 31, 2003, relative to the -1.23% return for the Lehman Brothers Government Bond Index and the -0.88% median return for the Lipper universe of general U.S. government mutual funds.

    While the Fund posted a negative return for the six months ended December 31, it generated stronger performance than its Lehman benchmark. The primary reason for the Fund’s relative strength was its significant overweighting in U.S. agency securities, including mortgage-backed securities, and an underweighting in U.S. Treasury securities. The Treasury sector of the fixed income market was the weakest sector of the bond market during the six-month period. Another reason for the Fund’s relative strength was its selection of individual holdings within various sectors, particularly among the mortgage-backed agency securities held in the portfolio.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Government Bond Index is an unmanaged index made up of all publicly issued debt of the U.S. government or any agency thereof, quasi-federal corporations and corporate debt guaranteed by the U.S. government. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of general U.S. government mutual funds represents a group of mutual funds that have been in existence during the period and are categorized by Lipper Analytical Services, Inc. under the same investment objective as the Fund.

ii

Munder U.S. Government Income Fund

Portfolio of Investments, December 31, 2003 (Unaudited)

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.5%
Federal Home Loan Mortgage Corporation (FHLMC) — 1.8%
$2,065,000	FHLMC, 5.500% due 09/15/2011	$2,220,149

Federal National Mortgage Association (FNMA) — 2.7%
3,500,000	FNMA, 4.375% due 03/15/2013	3,437,434

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,578,583)		5,657,583

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 65.6%
Collateralized Mortgage Obligations (CMO) — 60.7%
	FHLMC:
3,294,547	Series 1531, Class M, 6.000% due 06/15/2008	3,408,895
1,500,000	Series 1603, Class J, 6.500% due 07/15/2023	1,596,105
2,619,780	Series 1610, Class PM, 6.250% due 04/15/2022	2,692,730
11,585,000	Series 1633, Class PL, 6.500% due 03/15/2023	12,135,124
5,000,000	Series 1638, Class H, 6.500% due 12/15/2023	5,366,616
2,798,057	Series 1676, Class H, 6.500% due 10/15/2022	2,833,328
591,612	Series 1722, Class PH, 6.500% due 08/15/2022	594,795
1,517,742	Series 1848, Class PE, 7.000% due 09/15/2025	1,544,153
5,672,111	Series 1865, Class PD, 7.000% due 12/15/2025	5,748,619
4,156,000	Series 1866, Class E, 7.000% due 01/15/2026	4,388,540
3,410,000	Series 2544, Class QC, 5.000% due 12/15/2017	3,397,959
721,076	Series 43, Class D, 10.000% due 06/15/2020	722,117
3,543,509	Series T-7, Class A6, 7.030% due 08/25/2028	3,744,740

See Notes to Financial Statements.

1

Munder U.S. Government Income Fund

Portfolio of Investments, December 31, 2003 (Unaudited) (continued)

Principal
Amount		Value

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Continued)
Collateralized Mortgage Obligations (CMO) (Continued)
	FNMA:
$7,500,000	Series 1993-203, Class PL, 6.500% due 10/25/2023	$8,012,428
6,745,914	Series 1993-226, Class PN, 9.000% due 05/25/2022	6,987,971
133,194	Series 1994-44, Class H, 6.500% due 08/25/2022	133,389
1,600,000	Series 1994-60, Class PJ, 7.000% due 04/25/2024	1,731,906
7,634,900	Series 1996-28, Class PJ, 6.500% due 12/25/2024	7,992,642
1,448,181	Series 1996-70, Class PJ, 6.500% due 02/25/2026	1,463,746
454,984	Series 1997-13, Class QE, 6.500% due 04/18/2026	462,524
933,685	Government National Mortgage Association, Series 1996-11, Class PD, 7.000% due 06/20/2025	936,507

		75,894,834

Federal Home Loan Mortgage Corporation — 1.2%
	FHLMC:
329,142	Pool #A01048, Gold, 8.500% due 02/01/2020	361,624
830,472	Pool #E00160, Gold, 7.000% due 11/01/2007	877,854
203,661	Pool #G00479, Gold, 9.000% due 04/01/2025	227,151

		1,466,629

Federal National Mortgage Association — 3.7%
	FNMA:
12,420	Pool #040305, 11.500% due 02/01/2014	14,010
1,468	Pool #058255, 11.500% due 11/01/2010	1,617
20,132	Pool #081585, 11.500% due 07/01/2012	22,595

See Notes to Financial Statements.

2

Principal
Amount		Value

Federal National Mortgage Association (Continued)
$356,259	Pool #100081, 11.500% due 08/20/2016	$405,591
62,321	Pool #210448, 11.500% due 11/01/2015	70,297
194,068	Pool #303105, 11.000% due 11/01/2020	219,553
69,301	Pool #336457, 10.500% due 11/01/2020	77,846
1,973,550	Pool #385677, 4.680% due 12/01/2012	1,989,444
1,980,725	Pool #386314, 3.790% due 07/01/2013	1,878,961

		4,679,914

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
(Cost $78,202,704)		82,041,377

U.S. TREASURY OBLIGATIONS — 30.1%
U.S. Treasury Bonds — 30.1%
3,650,000	6.250% due 05/15/2030	4,212,042
12,000,000	6.500% due 11/15/2026	14,116,872
4,000,000	7.500% due 11/15/2016	5,092,500
5,000,000	8.000% due 11/15/2021	6,752,735
4,000,000	8.125% due 08/15/2019	5,403,124
1,500,000	12.000% due 08/15/2013	2,072,461

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $36,093,606)		37,649,734

OTHER INVESTMENTS*
(Cost $26,876,539)	21.5%	26,876,539

TOTAL INVESTMENTS
(Cost $146,751,432)	121.7%	$152,225,233
OTHER ASSETS AND LIABILITIES (Net)	(21.7)	(27,166,888)

NET ASSETS	100.0%	$125,058,345

*	As of December 31, 2003, the market value of the securities on loan is $26,268,392. Cash collateral received for securities loaned of $26,876,539 is invested in 26,876,539 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

See Notes to Financial Statements.

3

Munder U.S. Government Income Fund

Statement of Assets and Liabilities, December 31, 2003 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)*	$152,225,233
Interest receivable	934,398
Receivable for Fund shares sold	16,883
Prepaid expenses and other assets	40,253

Total Assets	153,216,767

LIABILITIES:
Due to custodian	111,614
Payable for Fund shares redeemed	1,042,117
Payable upon return of securities loaned	26,876,539
Trustees’ fees and expenses payable	24,538
Distribution and shareholder servicing fees payable — Class A, B and C Shares	21,559
Transfer agency/record keeping fees payable	20,660
Administration fees payable	13,949
Shareholder servicing fees payable — Class K Shares	12,635
Custody fees payable	2,947
Investment advisory fees payable	1,440
Accrued expenses and other payables	30,424

Total Liabilities	28,158,422

NET ASSETS	$125,058,345

Investments, at cost	$146,751,432

*	Including $26,268,392 of securities loaned.

See Notes to Financial Statements.

4

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(1,109,960)
Accumulated net realized loss on investments sold	(559,645)
Net unrealized appreciation of investments	5,473,801
Paid-in capital	121,254,149

$125,058,345

NET ASSETS:
Class A Shares	$17,049,708

Class B Shares	$13,897,799

Class C Shares	$2,812,779

Class K Shares	$67,840,409

Class Y Shares	$23,457,650

SHARES OUTSTANDING:
Class A Shares	1,653,052

Class B Shares	1,345,724

Class C Shares	272,720

Class K Shares	6,569,580

Class Y Shares	2,271,986

CLASS A SHARES:
Net asset value and redemption price per share	$10.31

Maximum sales charge	4.00%
Maximum offering price per share	$10.74

CLASS B SHARES:
Net asset value and offering price per share*	$10.33

CLASS C SHARES:
Net asset value and offering price per share*	$10.31

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.33

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.32

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

5

Munder U.S. Government Income Fund

Statement of Operations, For the Period Ended December 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest	$4,690,111
Securities lending	6,963

Total Investment Income	4,697,074

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	23,247
Class B Shares	82,299
Class C Shares	16,134
Shareholder servicing fees:
Class K Shares	143,287
Investment advisory fees	453,658
Administration fees	129,152
Transfer agency/record keeping fees	61,263
Legal and audit fees	24,523
Registration and filing fees	23,248
Custody fees	20,488
Trustees’ fees and expenses	14,136
Other	32,312

Total Expenses	1,023,747
Fees waived by transfer agent	(1,941)

Net Expenses	1,021,806

NET INVESTMENT INCOME	3,675,268

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains from security transactions	1,575,884
Net change in unrealized appreciation/(depreciation) of securities	(7,576,380)

Net realized and unrealized loss on investments	(6,000,496)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,325,228)

See Notes to Financial Statements.

6

Munder U.S. Government Income Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Net investment income	$3,675,268	$10,514,368
Net realized gains on investments sold	1,575,884	1,760,841
Net change in unrealized appreciation/(depreciation) of investments	(7,576,380)	3,457,402

Net increase/(decrease) in net assets resulting from operations	(2,325,228)	15,732,611
Dividends to shareholders from net investment income:
Class A Shares	(637,189)	(755,830)
Class B Shares	(483,923)	(890,773)
Class C Shares	(96,745)	(154,874)
Class K Shares	(3,500,921)	(6,875,351)
Class Y Shares	(977,397)	(1,979,758)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(717,603)	5,503,299
Class B Shares	(5,946,209)	5,518,204
Class C Shares	(722,607)	1,342,314
Class K Shares	(60,005,179)	(23,592,161)
Class Y Shares	(6,796,547)	(9,281,324)

Net decrease in net assets	(82,209,548)	(15,433,643)
NET ASSETS
Beginning of period	207,267,893	222,701,536

End of period	$125,058,345	$207,267,893

(Accumulated distributions in excess of net investment income)/ Undistributed net investment income	$(1,109,960)	$910,947

See Notes to Financial Statements.

7

Munder U.S. Government Income Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Amount
Class A Shares:
Sold*	$7,790,456	$19,625,637
Issued as reinvestment of dividends	498,316	624,070
Redeemed	(9,006,375)	(14,746,408)

Net increase/(decrease)	$(717,603)	$5,503,299

Class B Shares:
Sold	$636,721	$15,991,091
Issued as reinvestment of dividends	238,805	406,304
Redeemed*	(6,821,735)	(10,879,191)

Net increase/(decrease)	$(5,946,209)	$5,518,204

Class C Shares:
Sold	$398,273	$4,916,195
Issued as reinvestment of dividends	48,480	76,690
Redeemed	(1,169,360)	(3,650,571)

Net increase/(decrease)	$(722,607)	$1,342,314

Class K Shares:
Sold	$7,871,654	$24,119,414
Issued as reinvestment of dividends	3,715	5,431
Redeemed	(67,880,548)	(47,717,006)

Net decrease	$(60,005,179)	$(23,592,161)

Class Y Shares:
Sold	$2,163,815	$10,240,111
Issued as reinvestment of dividends	10,459	15,298
Redeemed	(8,970,821)	(19,536,733)

Net decrease	$(6,796,547)	$(9,281,324)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

8

	Period Ended
	December 31, 2003	Year Ended
	(Unaudited)	June 30, 2003

Shares
Class A Shares:
Sold*	742,433	1,831,624
Issued as reinvestment of dividends	48,039	58,087
Redeemed	(860,703)	(1,375,833)

Net increase/(decrease)	(70,231)	513,878

Class B Shares:
Sold	60,857	1,487,411
Issued as reinvestment of dividends	23,014	37,783
Redeemed*	(651,307)	(1,011,456)

Net increase/(decrease)	(567,436)	513,738

Class C Shares:
Sold	37,911	456,893
Issued as reinvestment of dividends	4,677	7,139
Redeemed	(111,966)	(339,849)

Net increase/(decrease)	(69,378)	124,183

Class K Shares:
Sold	754,432	2,254,596
Issued as reinvestment of dividends	358	505
Redeemed	(6,507,535)	(4,447,648)

Net decrease	(5,752,745)	(2,192,547)

Class Y Shares:
Sold	206,989	950,972
Issued as reinvestment of dividends	1,007	1,423
Redeemed	(859,378)	(1,807,879)

Net decrease	(651,382)	(855,484)

*	Includes amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

9

Munder U.S. Government Income Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year		Year
	12/31/03(c)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)		6/30/99(c)

Net asset value, beginning of period	$10.77		$10.53	$10.20	$9.79	$10.03		$10.38

Income/(loss) from investment operations:
Net investment income	0.22		0.51	0.56	0.60	0.59		0.59
Net realized and unrealized gain/(loss) on investments	(0.31)		0.25	0.35	0.42	(0.23)		(0.37)

Total from investment operations	(0.09)		0.76	0.91	1.02	0.36		0.22

Less distributions:
Dividends from net investment income	(0.37)		(0.52)	(0.58)	(0.61)	(0.60)		(0.55)
Distributions from net realized gains	—		—	—	—	(0.00	)(d)	(0.01)
Distributions in excess of net realized gains	—		—	—	—	(0.00	)(d)	(0.01)

Total distributions	(0.37)		(0.52)	(0.58)	(0.61)	(0.60)		(0.57)

Net asset value, end of period	$10.31		$10.77	$10.53	$10.20	$9.79		$10.03

Total return(b)	(0.81)%		7.31%	9.15%	10.52%	3.84%		2.12%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,050		$18,559	$12,739	$8,153	$3,988		$4,516
Ratio of operating expenses to average net assets	1.09	%(e)	1.03%	0.94%	0.97%	0.97%		0.96%
Ratio of net investment income to average net assets	4.10	%(e)	4.73%	5.37%	5.86%	6.07%		5.76%
Portfolio turnover rate	25%		28%	19%	23%	15%		23%
Ratio of operating expenses to average net assets without expense waivers	1.09	%(e)	1.03%	0.94%	0.97%	0.97%		0.96%

(a)	The Munder U.S. Government Income Fund Class A Shares and Class B Shares commenced operations on July 28, 1994 and September 6, 1995, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

10

B Shares

Period Ended		Year	Year	Year	Year		Year
12/31/03(c)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)		6/30/99(c)

$10.78		$10.55	$10.21	$9.79	$10.03		$10.38

0.18		0.43	0.48	0.52	0.52		0.52
(0.30)		0.24	0.36	0.43	(0.24)		(0.37)

(0.12)		0.67	0.84	0.95	0.28		0.15

(0.33)		(0.44)	(0.50)	(0.53)	(0.52)		(0.48)
—		—	—	—	(0.00	)(d)	(0.01)
—		—	—	—	(0.00	)(d)	(0.01)

(0.33)		(0.44)	(0.50)	(0.53)	(0.52)		(0.50)

$10.33		$10.78	$10.55	$10.21	$9.79		$10.03

(1.09)%		6.40%	8.43%	9.90%	2.97%		1.36%

$13,898		$20,631	$14,759	$10,455	$5,270		$4,690
1.84	%(e)	1.78%	1.69%	1.72%	1.72%		1.71%
3.35	%(e)	3.98%	4.62%	5.11%	5.32%		5.01%
25%		28%	19%	23%	15%		23%
1.84	%(e)	1.78%	1.69%	1.72%	1.72%		1.71%

See Notes to Financial Statements.

11

Munder U.S. Government Income Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year		Year
	12/31/03(c)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)		6/30/99(c)

Net asset value, beginning of period	$10.77		$10.53	$10.20	$9.77	$10.02		$10.37

Income/(loss) from investment operations:
Net investment income	0.18		0.43	0.48	0.52	0.52		0.52
Net realized and unrealized gain/(loss) on investments	(0.31)		0.25	0.35	0.44	(0.25)		(0.37)

Total from investment operations	(0.13)		0.68	0.83	0.96	0.27		0.15

Less distributions:
Dividends from net investment income	(0.33)		(0.44)	(0.50)	(0.53)	(0.52)		(0.48)
Distributions from net realized gains	—		—	—	—	(0.00	)(d)	(0.01)
Distributions in excess of net realized gains	—		—	—	—	(0.00	)(d)	(0.01)

Total distributions	(0.33)		(0.44)	(0.50)	(0.53)	(0.52)		(0.50)

Net asset value, end of period	$10.31		$10.77	$10.53	$10.20	$9.77		$10.02

Total return(b)	(1.19)%		6.51%	8.33%	10.02%	2.87%		1.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,813		$3,684	$2,295	$2,301	$1,228		$1,187
Ratio of operating expenses to average net assets	1.84	%(e)	1.78%	1.69%	1.72%	1.72%		1.71%
Ratio of net investment income to average net assets	3.35	%(e)	3.98%	4.62%	5.11%	5.32%		5.01%
Portfolio turnover rate	25%		28%	19%	23%	15%		23%
Ratio of operating expenses to average net assets without expense waivers	1.84	%(e)	1.78%	1.69%	1.72%	1.72%		1.71%

(a)	The Munder U.S. Government Income Fund Class C Shares and Class K Shares commenced operations on August 12, 1996 and July 5, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

12

K Shares

Period Ended		Year	Year	Year	Year		Year
12/31/03(c)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)		6/30/99(c)

$10.78		$10.55	$10.21	$9.79	$10.03		$10.38

0.22		0.51	0.56	0.59	0.60		0.59
(0.30)		0.24	0.36	0.44	(0.24)		(0.37)

(0.08)		0.75	0.92	1.03	0.36		0.22

(0.37)		(0.52)	(0.58)	(0.61)	(0.60)		(0.55)
—		—	—	—	(0.00	)(d)	(0.01)
—		—	—	—	(0.00	)(d)	(0.01)

(0.37)		(0.52)	(0.58)	(0.61)	(0.60)		(0.57)

$10.33		$10.78	$10.55	$10.21	$9.79		$10.03

(0.72)%		7.20%	9.25%	10.74%	3.74%		2.11%

$67,840		$132,875	$153,065	$170,872	$177,334		$213,327
1.09	%(e)	1.03%	0.94%	0.97%	0.97%		0.96%
4.10	%(e)	4.73%	5.37%	5.86%	6.07%		5.74%
25%		28%	19%	23%	15%		23%
1.09	%(e)	1.03%	0.94%	0.97%	0.97%		0.96%

See Notes to Financial Statements.

13

Munder U.S. Government Income Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year		Year
	12/31/03(c)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/03(c)	6/30/02(c)	6/30/01	6/30/00(c)		6/30/99(c)

Net asset value, beginning of period	$10.78		$10.54	$10.21	$9.79	$10.03		$10.38

Income/(loss) from investment operations:
Net investment income	0.23		0.54	0.59	0.62	0.62		0.62
Net realized and unrealized gain/ (loss) on investments	(0.31)		0.24	0.35	0.43	(0.24)		(0.37)

Total from investment operations	(0.08)		0.78	0.94	1.05	0.38		0.25

Less distributions:
Dividends from net investment income	(0.38)		(0.54)	(0.61)	(0.63)	(0.62)		(0.58)
Distributions from net realized gains	—		—	—	—	(0.00	)(d)	(0.01)
Distributions in excess of net realized gains	—		—	—	—	(0.00	)(d)	(0.01)

Total distributions	(0.38)		(0.54)	(0.61)	(0.63)	(0.62)		(0.60)

Net asset value, end of period	$10.32		$10.78	$10.54	$10.21	$9.79		$10.03

Total return(b)	(0.69)%		7.57%	9.42%	11.03%	4.00%		2.37%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$23,458		$31,518	$39,843	$29,599	$32,453		$73,308
Ratio of operating expenses to average net assets	0.84	%(e)	0.78%	0.69%	0.72%	0.72%		0.71%
Ratio of net investment income to average net assets	4.35	%(e)	4.98%	5.62%	6.11%	6.32%		5.99%
Portfolio turnover rate	25%		28%	19%	23%	15%		23%
Ratio of operating expenses to average net assets without expense waivers	0.84	%(e)	0.78%	0.69%	0.72%	0.72%		0.71%

(a)	The Munder U.S. Government Income Fund Class Y Shares commenced operations on July 5, 1994.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

14

Munder U.S. Government Income Fund

Notes to Financial Statements, December 31, 2003 (Unaudited)

1. Organization

    As of December 31, 2003, the Munder Funds (sometimes referred to as the “Funds”) consisted of 31 portfolios, each of which is a series of Munder Series Trust (“MST”), The Munder Framlington Funds Trust (“MFFT”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder U.S. Government Income Fund (the “Fund”), a series of MST. MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund offers 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. At December 31, 2003, the Class R Shares of the Fund had not yet commenced operations. Financial statements for the other Munder Funds are presented in separate reports.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: The Board of Trustees has approved one or more pricing services to provide prices to be used in valuing portfolio securities. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model such as matrix pricing commonly used for valuing such securities. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

15

Munder U.S. Government Income Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund requires collateral at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the seller’s repurchase obligation under the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund loaned portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Fees Waived by Transfer Agent: The transfer agent has contractually agreed to waive, for at least the period of its contract with the Fund through June 1,

16

Munder U.S. Government Income Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

2005, a portion of the fee it charges the Fund. The amount of the waiver is equal to the servicing fee it collects from Fund shareholders with account balances below a specified minimum. For the period ending December 31, 2003, such waivers were $1,941 and are reflected as fees waived by transfer agent in the accompanying Statement of Operations.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an annual fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P® MidCap Index Equity Fund, Munder S&P® SmallCap Index Equity Fund, Munder

17

Munder U.S. Government Income Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

Aggregate Net Assets	Annual Fee

First $2.8 billion	0.1477%
Next $2.2 billion	0.1377%
Next $5.0 billion	0.1357%
Next $2.5 billion	0.0867%
Thereafter	0.0767%

    In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

    For the period from June 1, 2003 through May 31, 2004, the Advisor has agreed to limit to $3.4 million the total amount it may receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds’ sub-administrators. For the period ended December 31, 2003, the Advisor earned $129,152 before payment of sub-administration fees and $36,928 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2003, the Fund paid an effective rate of 0.1422% for administrative services.

    Comerica Inc. (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owns approximately 95% of the Advisor (89% on a fully diluted basis). Comerica Bank provides certain sub-transfer agency and related services to the Fund. As compensation for the sub-transfer agency and related services provided to the Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $5,797 for its sub-transfer agency and other related services provided to the Fund for the period ended December 31, 2003.

    Each Trustee of MST and MFFT is paid an aggregate fee consisting of a $68,000 annual retainer ($90,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan.

18

Munder U.S. Government Income Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica’s affiliates receives any compensation from MST, MFFT or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments with respect to Class B and Class C Shares to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund).

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2003, the Fund paid $54 to Comerica Securities and $143,372 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments were $42,154,319 and $72,561,344 respectively, for the period ended December 31, 2003.

19

Munder U.S. Government Income Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

    At December 31, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $6,734,340 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,260,539 and net appreciation for financial reporting purposes was $5,473,801. At December 31, 2003, aggregate cost for financial reporting purposes was $146,751,432.

6. Revolving Line of Credit

    Effective December 17, 2003, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 15, 2004 on the daily amount of the unused commitment. During the period ended December 31, 2003, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2003 total commitment fees for the Fund were $1,833.

7. Distributions to Shareholders

    During the year ended June 30, 2003, distributions of $10,656,586 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed	Post October	Unrealized
Ordinary	Loss/Capital	Appreciation/
Income	Loss Carryover	(Depreciation)	Total

$923,386	$(1,267,139)	$12,181,791	$11,838,038

    The differences between book and tax distributable earnings are primarily due to wash sales and premium amortization adjustments.

8. Income Tax Information

    As determined at June 30, 2003, the Fund had available for Federal income tax purposes, $1,238,703 of unused capital losses, expiring in 2009.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year.

20

Munder U.S. Government Income Fund

Notes to Financial Statements, December 31, 2003 (Unaudited) (continued)

The Fund has elected to defer net capital losses arising between November 1, 2002 and June 30, 2003 of $28,436.

    The percentages of total net assets invested in U.S. Government and U.S. Government Agency obligations at December 31, 2003 were as follows:

Federal Home Loan Mortgage Corporation	41.5%
Federal National Mortgage Association	27.9%
Government National Mortgage Association	0.7%
U.S. Treasury Bonds	30.1%

9. Proxy Voting Policies

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 438-5789 and on the Securities and Exchange Commission’s website at http://www.sec.gov.

21

BOARD OF TRUSTEES

Charles W. Elliott, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
Thomas D. Eckert
John Engler
Michael T. Monahan
Arthur T. Porter
OFFICERS

James C. Robinson, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary and Chief Legal Officer
Mary Ann Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC, Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR

Funds Distributor, Inc./BISYS Fund Services, Inc.
60 State Street
Boston, MA 02109
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNUSGVT1203

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submissions of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a)	Within 90 days of the filing date of this Form N-CSR, James C. Robinson, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Robinson and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports filed on Form N-CSR under the Securities and Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)	There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:	/s/ James C. Robinson

James C. Robinson
President

Date:	March 5, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James C. Robinson

James C. Robinson
President and Principal Executive Officer

Date:	March 5, 2004

By:	/s/ Peter K. Hoglund

Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	March 5, 2004

Exhibit Index

Exhibit No.	Description

99.CERT	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

99.906 CERT	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.